      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2008.
                                                            FILE NOS. 333-146434
                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 1                          [X]

                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

             Amendment No. 3                                    [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                             ---------------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                 70 PINE STREET
                            NEW YORK, NEW YORK 10270
             (Address of Depositor's Principal Offices) (Zip Code)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786

                            MALLARY L. REZNIK, ESQ.
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       C/O AIG RETIREMENT SERVICES, INC.
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)




Approximate Date of Proposed Public Offering: Continuous.



It is proposed that this filing will become effective:



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ] on (date) pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following box:



[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of interest in FS Variable Separate Account of First SunAmerica Life Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS


ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The Polaris II A-Class Platinum
                                                                           Series Variable Annuity; Other
                                                                           Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The Polaris II A-Class Platinum
                                                                           Series Variable Annuity; Purchasing
                                                                           a Polaris II A-Class Platinum
                                                                           Series Variable Annuity; Investment
                                                                           Options
8.           Annuity Period..............................................  Annuity Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing a Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Polaris II A-Class Platinum Series
                                                                           Variable Annuity (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a Polaris II A-Class
                                                                           Platinum Series Variable Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Annuity Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES

                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2008
              POLARIS CHOICE III VARIABLE ANNUITY DATED MAY 1, 2008
              POLARIS ADVANTAGE VARIABLE ANNUITY DATED MAY 1, 2008
          POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED MAY 1, 2008 POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED APRIL 30, 2008

--------------------------------------------------------------------------------

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES

             SEASONS SELECT II VARIABLE ANNUITY DATED APRIL 30, 2008
               SEASONS ELITE VARIABLE ANNUITY DATED APRIL 30, 2008

--------------------------------------------------------------------------------

MarketLock Income Plus is not currently available for election at contract issue. We will notify you in writing when the feature becomes available and allow you the opportunity to elect the feature provided the feature becomes available before your first contract anniversary. If you elect MarketLock Income Plus after it becomes available, the feature will become effective on the first anniversary following the contract issue date. Your initial Income Base will be equal to your contract value on the first contract anniversary.




Dated: April 30, 2008



                Please keep this Supplement with your Prospectus

                  [POLARIS(II) A - CLASS PLATINUM SERIES LOGO]
                                   PROSPECTUS

                                  MAY 1, 2008


                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                   issued by
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               in connection with
                          FS VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Accounts. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of American Funds Insurance Series ("AFIS"), Anchor Series Trust ("AST"), Franklin Templeton Variable Insurance Products Trust ("FTVIPT"), Lord Abbett Series Fund, Inc. ("LASF"), SunAmerica Series Trust ("SAST") and Van Kampen Life Investment Trust ("VKT").



UNDERLYING FUNDS:                                          MANAGED BY:
Aggressive Growth                                          AIG SunAmerica Asset Management Corp.
Alliance Growth                                            AllianceBernstein, L.P.
American Funds Asset Allocation(1)                         Capital Research and Management Company
American Funds Global Growth(1)                            Capital Research and Management Company
American Funds Growth-Income(1)                            Capital Research and Management Company
American Funds Growth(1)                                   Capital Research and Management Company
Asset Allocation                                           Edge Asset Management, Inc.
Balanced                                                   J.P. Morgan Investment Management Inc.
Blue Chip Growth                                           AIG SunAmerica Asset Management Corp.
Capital Appreciation                                       Wellington Management Company, LLP
Capital Growth                                             OppenheimerFunds, Inc.
Cash Management                                            Columbia Management Advisors, LLC
Corporate Bond                                             Federated Investment Management Company
Davis Venture Value                                        Davis Selected Advisers LLC
"Dogs" of Wall Street(2)                                   AIG SunAmerica Asset Management Corp.
Emerging Markets                                           Putnam Investment Management, Inc.
Equity Opportunities                                       OppenheimerFunds, Inc.
Foreign Value                                              Templeton Investment Counsel, LLC
Franklin Income Securities Fund                            Franklin Advisers, Inc.
Franklin Templeton VIP Founding Funds Allocation Fund      Franklin Templeton Services, LLC(4)
Fundamental Growth                                         Wells Capital Management, Inc.
Global Bond                                                Goldman Sachs Asset Management Int'l.
Global Equities                                            J.P. Morgan Investment Management Inc.
Government & Quality Bond                                  Wellington Management Company, LLP
Growth                                                     Wellington Management Company, LLP
Growth-Income                                              AllianceBernstein, L.P.
Growth Opportunities                                       Morgan Stanley Investment Management, Inc.(3)
High-Yield Bond                                            AIG SunAmerica Asset Management Corp.
International Diversified Equities                         Morgan Stanley Investment Management, Inc.(3)
International Growth and Income                            Putnam Investment Management, Inc.
Lord Abbett Growth and Income                              Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Value                                  Lord, Abbett & Co. LLC
Marsico Focused Growth                                     Marsico Capital Management, LLC
MFS Massachusetts Investors Trust(2)                       Massachusetts Financial Services Company
MFS Total Return                                           Massachusetts Financial Services Company
Mid-Cap Growth                                             J.P. Morgan Investment Management Inc.
Natural Resources                                          Wellington Management Company, LLP
Real Estate                                                Davis Selected Advisers LLC
Small & Mid Cap Value                                      AllianceBernstein, L.P.
Small Company Value                                        Franklin Advisory Services, LLC
Technology                                                 Columbia Management Advisers, Inc.
Telecom Utility                                            Massachusetts Financial Services Company
Total Return Bond(5)                                       Pacific Investment Management Company LLC
Van Kampen LIT Capital Growth, Class II Shares(6)          Van Kampen Asset Management Inc.
Van Kampen LIT Comstock, Class II Shares(2)                Van Kampen Asset Management Inc.
Van Kampen LIT Growth and Income, Class II Shares          Van Kampen Asset Management Inc.

(1) Separate Investment of American Funds Insurance Series.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS
    Massachusetts Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.
    Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

(3) Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name "Van Kampen."

(4) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.

(5) On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan
    Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.

(6) On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II
Shares.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2008. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 99NY-SUN or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 ------------------------------------------------------------------

 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 GLOSSARY....................................................     2
 HIGHLIGHTS..................................................     3
 FEE TABLE...................................................     4
  Maximum Owner Transaction Expenses.........................     4
  Maximum Sales Charge.......................................     4
  Maximum Withdrawal Charges.................................     4
  Transfer Fee...............................................     4
  Contract Maintenance Fee...................................     4
  Separate Account Annual Expenses...........................     4
  Additional Optional Feature Fees...........................     4
    Optional MarketLock Income Plus Fee......................     4
    Optional MarketLock For Life Plus Fee....................     4
    Optional MarketLock Fee..................................     4
  Underlying Fund Expenses...................................     4
 MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................     6
 THE POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY....     7
 PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE
  ANNUITY....................................................     7
  Allocation of Purchase Payments............................     8
  Accumulation Units.........................................     8
  Right to Examine...........................................     9
  Exchange Offers............................................     9
  Important Information For Military Servicemembers..........     9
 INVESTMENT OPTIONS..........................................     9
  Variable Portfolios........................................     9
    American Funds Insurance Series..........................    10
    Anchor Series Trust......................................    10
    Franklin Templeton Variable Insurance Products Trust.....    10
    Lord Abbett Series Fund, Inc. ...........................    10
    SunAmerica Series Trust .................................    10
    Van Kampen Life Investment Trust ........................    10
  Substitution, Addition or Deletion of Variable
    Portfolios...............................................    12
  Fixed Accounts.............................................    12
  Dollar Cost Averaging Fixed Accounts.......................    12
  Dollar Cost Averaging Program..............................    12
  Polaris Portfolio Allocator Program........................    13
  Transfers During the Accumulation Phase....................    15
  Automatic Asset Rebalancing Program........................    17
  Voting Rights..............................................    17
 ACCESS TO YOUR MONEY........................................    17
  Systematic Withdrawal Program..............................    18
  Minimum Contract Value.....................................    18
 OPTIONAL LIVING BENEFITS....................................    18
  MarketLock Income Plus.....................................    18
  MarketLock For Life Plus...................................    26
  MarketLock.................................................    32
 DEATH BENEFITS..............................................    37
  Extended Legacy Program and Beneficiary Continuation
    Options..................................................    38
  Maximum Anniversary Value Death Benefit....................    39
  Spousal Continuation.......................................    39
 EXPENSES....................................................    39
  Separate Account Expenses..................................    40
  Upfront Sales Charge.......................................    40
  Reducing Your Sales Charges................................    40
  Letter of Intent...........................................    40
  Rights of Accumulation.....................................    41
  Purchase Payments Subject to a Withdrawal Charge...........    41
  Underlying Fund Expenses...................................    42
  Contract Maintenance Fee...................................    42
  Transfer Fee...............................................    42
  Optional MarketLock Income Plus Fee........................    42
  Optional MarketLock For Life Plus Fee......................    43
  Optional MarketLock Fee....................................    43
  Income Taxes...............................................    43
  Reduction or Elimination of Fees, Expenses
    and Additional Amounts Credited..........................    43
 ANNUITY INCOME OPTIONS......................................    43
  Annuity Date...............................................    43
  Annuity Income Options.....................................    44
  Fixed or Variable Annuity Income Payments..................    44
  Annuity Income Payments....................................    44
  Transfers During the Income Phase..........................    45
  Deferment of Payments......................................    45
 TAXES.......................................................    45
  Annuity Contracts in General...............................    45
  Tax Treatment of Distributions - Non-Qualified Contracts...    45
  Tax Treatment of Distributions - Qualified Contracts.......    46
  Required Minimum Distributions.............................    47
  Tax Treatment of Death Benefits............................    48
  Tax Treatment of Optional Living Benefits..................    48
  Contracts Owned by a Trust or Corporation..................    48
  Gifts, Pledges and/or Assignments of a Contract............    48
  Diversification and Investor Control.......................    49
 OTHER INFORMATION...........................................    49
  First SunAmerica Life......................................    49
  The Separate Account.......................................    49
  The General Account........................................    49
  Payments in Connection with Distribution of the Contract...    50
  Administration.............................................    51
  Legal Proceedings..........................................    51
  Financial Statements.......................................    51
  Registration Statements....................................    52
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION................................................    52
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION...............................................   B-1
 APPENDIX C -- OPTIONAL LIVING BENEFITS EXAMPLES.............   C-1
 APPENDIX D -- IMPORTANT INFORMATION FOR CONTRACTS ISSUED
  PRIOR TO FEBRUARY 1, 2008..................................   D-1


        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
----------------------------------------------------------------
----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.


ANNUITY DATE - The date you select on which annuity income payments begin.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to First SunAmerica Life Insurance Company, the insurer that issues this contract. The term "we," "us," "our," and "First SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.


GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.


INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.




LATEST ANNUITY DATE - Your 90th birthday or tenth contract anniversary, whichever is later.




MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.




PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.


TRUSTS - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust collectively.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Polaris(II) A-Class Platinum Series Variable Annuity is a contract between you and First SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.



RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it, and not be charged a withdrawal charge. You will receive the greater of Gross Purchase Payments or the value of your contract on the day that we receive your request plus any sales charge we deducted. PLEASE SEE PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY AND RIGHT TO EXAMINE IN THE PROSPECTUS.



EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments that you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. PLEASE SEE FEE TABLE IN THE PROSPECTUS.



ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.



OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. In addition, some of these features can provide a guaranteed income stream that may last as long as you live. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.



ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.



INQUIRIES: If you have questions about your contract, call your financial representative or contact us at First SunAmerica Life Insurance Company, Annuity Service Center P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 99NY-SUN. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND GROSS PURCHASE PAYMENTS.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT.
MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM SALES CHARGE

(AS A PERCENTAGE OF EACH GROSS PURCHASE
  PAYMENT)(1)......................................  5.75%



MAXIMUM WITHDRAWAL CHARGES

(AS A PERCENTAGE OF EACH GROSS PURCHASE
  PAYMENT)(1)......................................  0.50%



TRANSFER FEE................ $25 per transfer after the first
                             15 transfers in any contract
                             year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(2)................................................  $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED FROM THE AVERAGE DAILY ENDING NET ASSET VALUE ALLOCATED TO THE VARIABLE PORTFOLIOS)


Separate Account Charge............................  0.85%
                                                     -----

  TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES...........  0.85%
                                                     =====



ADDITIONAL OPTIONAL FEATURE FEES


You may elect one of the following optional living benefits below:



OPTIONAL MARKETLOCK INCOME PLUS FEE


(calculated as a percentage of the Income Base)(3)



    NUMBER OF COVERED PERSONS                  ANNUALIZED FEE
    -------------------------                  --------------
    For One Covered Person...................      0.85%
    For Two Covered Persons..................      1.10%



OPTIONAL MARKETLOCK FOR LIFE PLUS FEE


(calculated as a percentage of the Income Base)(4)



    NUMBER OF COVERED PERSONS                  ANNUALIZED FEE
    -------------------------                  --------------
    For One Covered Person...................      0.75%
    For Two Covered Persons..................      1.00%



OPTIONAL MARKETLOCK FEE


(calculated as a percentage of the MAV Benefit Base)(5)



                                               ANNUALIZED FEE
                                               --------------
    All years in which the feature is in           0.65%
      effect.................................


UNDERLYING FUND EXPENSES
THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


                                    MINIMUM   MAXIMUM
                                    -------   -------
TOTAL ANNUAL UNDERLYING FUND
  EXPENSES(6).....................   0.52%     1.64%
(expenses that are deducted from
Underlying Funds of the Trusts,
including management fees, other
expenses and 12b-1 fees if
applicable.)



FOOTNOTES TO THE FEE TABLE:



(1) Your Gross Purchase Payment may qualify for a reduced sales charge. SEE EXPENSES SECTION BELOW.


                                                    SALES CHARGE AS A
  INVESTMENT AMOUNT (AS DEFINED IN SALES CHARGE    PERCENTAGE OF GROSS
                    SECTION)                    PURCHASE PAYMENT INVESTED
          -----------------------------         -------------------------
  Less than $50,000...........................            5.75%
  $50,000 but less than $100,000..............            4.75%
  $100,000 but less than $250,000.............            3.50%
  $250,000 but less than $500,000.............            2.50%
  $500,000 but less than $1,000,000...........            2.00%
  $1,000,000 or more..........................            0.50%


A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.



(2) The contract maintenance fee may be waived if contract value is $50,000 or more. The fee is deducted on a pro rata basis from the portion of your contract value allocated to the Variable Portfolios on your contract anniversary.



(3) MarketLock Income Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Gross Purchase Payment. The Income Base is increased by subsequent Gross Purchase Payments from years 1-5, capped at the first contract year's Gross Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (less Gross Purchase Payments in excess of the annual cap in contract years 2-5 and all Gross Purchase Payments after the first 5 contract years) and
    (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. On the 10th contract anniversary, the Income Base will be increased to at least 200% of the Gross Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from the portion of your contract value allocated to the Variable Portfolios at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios which equals the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.



(4) MarketLock For Life Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Gross Purchase Payment. The Income Base is increased by subsequent Gross Purchase Payments from years 1-5, capped at the first contract year's Gross Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 10 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (less Gross Purchase Payments in excess of the annual cap in contract years 2-5 and all Gross Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. The annualized fee is deducted from the portion of your contract value allocated to the Variable Portfolios at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.



(5) MarketLock is an optional guaranteed minimum withdrawal benefit. The MAV Benefit Base equals the greater of (a) Gross Purchase Payments made in the first two years, or (b) the highest contract anniversary value (less Gross Purchase Payments made after the first two years) during the period in which anniversary values are being considered, each adjusted only for excess withdrawals during the applicable period. The applicable annualized fee is deducted from the portion of your contract value allocated to the Variable Portfolios at the end of the first quarter following the election and quarterly thereafter. The annualized fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios which equal the amount of the fee.



(6) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2008. The minimum expense is for an Underlying Fund of American Funds Insurance Series Trust as of its fiscal year ended December 31, 2007.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.


The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:


MAXIMUM EXPENSE EXAMPLES


(assuming maximum separate account annual expenses of 0.85%, the optional MarketLock Income Plus feature of 1.10%, and investment in an Underlying Fund with total expenses of 1.64%)



(1) If you surrender your contract at the end of the applicable time period:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $920       $1,625      $2,350      $4,248
---------------------------------------------
---------------------------------------------



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $920       $1,625      $2,350      $4,248
---------------------------------------------
---------------------------------------------



MINIMUM EXPENSE EXAMPLES


(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.52%)



(1) If you surrender your contract at the end of the applicable time period:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $711        $998       $1,307      $2,179
---------------------------------------------
---------------------------------------------



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:



 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $711        $998       $1,307      $2,179
---------------------------------------------
---------------------------------------------


EXPLANATION OF FEE TABLE AND EXAMPLES

  1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


  2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples. A maximum sales charge of 5.75% is used in the Maximum Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge.



  3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the fee of optional living benefits, equals contract value and that no withdrawals are taken during the stated period.



  4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

----------------------------------------------------------------

----------------------------------------------------------------
                            THE POLARIS(II) A-CLASS
                        PLATINUM SERIES VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the insurance company guarantees to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance and may provide a guaranteed income stream or other benefits.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW.

----------------------------------------------------------------
----------------------------------------------------------------
                        PURCHASING A POLARIS(II) A-CLASS

                        PLATINUM SERIES VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

--------------------------------------------------------------------------------------------
                                      MINIMUM INITIAL                    MINIMUM
                                       GROSS PURCHASE                SUBSEQUENT GROSS
                                          PAYMENT                    PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $2,000                          $250
--------------------------------------------------------------------------------------------
        Non-Qualified                      $5,000                          $500
--------------------------------------------------------------------------------------------

We reserve the right to require Company approval prior to accepting Gross Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Gross Purchase Payments greater than $250,000. Subsequent Gross Purchase Payments that would cause total Gross Purchase Payments in all contracts issued by the Company or its affiliate, AIG SunAmerica Life Assurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

MAXIMUM ISSUE AGE

We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Gross Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT

We allow this contract to be jointly owned. We require that the joint owners be spouses. The age of the older spouse is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. Thus, if we have deemed a broker-dealer our agent, a Gross Purchase Payment received by the broker-dealer will be priced as if the Gross Purchase Payment was received by us. However, if a broker-dealer is not deemed our agent, a Gross Purchase Payment received by the broker-dealer will not be priced until it is received by us.

An initial Gross Purchase Payment will be priced within two business days after it is received by us in Good Order if the Gross Purchase Payment is received before Market Close. If the initial Gross Purchase Payment is received in Good Order after Market Close, the initial Gross Purchase Payment will be priced within two business days after the next business day. We allocate your initial Gross Purchase Payments as of the date such Gross Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Gross Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.

Gross Purchase Payments submitted by check can only be accepted by the Company at the following Payment Centers with the following address:

First SunAmerica Life Insurance Company
P.O. Box 100357
Pasadena, CA 91189-0357

Gross Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100357
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the greater of (1) your Gross Purchase Payments or (2) the value of your contract on the day we receive your request plus any sales charges we deducted.

We reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS



If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government, and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.


----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We have included the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., our affiliate.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST -- CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

     Franklin Advisers, Inc. is the investment adviser to Franklin Income Securities Fund.


     Franklin Templeton VIP Founding Funds Allocation Funds ("VIP Founding Funds") is structured as a fund-of-funds. A fund-of-funds invests in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds. Each underlying fund of the VIP Founding Funds has its own investment adviser.



     Please see the Franklin Templeton Variable Insurance Products prospectus for details.


     LORD ABBETT SERIES FUND, INC. -- CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST -- CLASS 3

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life
                              Investment Trust ("VKT").

              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                  UNDERLYING FUNDS                                     MANAGED BY:                   TRUST   ASSET CLASS
                  ----------------                                     -----------                   ------  -----------
Aggressive Growth                                      AIG SunAmerica Asset Management Corp.         SAST    STOCK
Alliance Growth                                        AllianceBernstein, L.P.                       SAST    STOCK
American Funds Asset Allocation(1)                     Capital Research and Management Company       AFIS    BALANCED
American Funds Global Growth(1)                        Capital Research and Management Company       AFIS    STOCK
American Funds Growth-Income(1)                        Capital Research and Management Company       AFIS    STOCK
American Funds Growth(1)                               Capital Research and Management Company       AFIS    STOCK
Asset Allocation                                       Edge Asset Management, Inc.                   AST     BALANCED
Balanced                                               J.P. Morgan Investment Management Inc.        SAST    BALANCED
Blue Chip Growth                                       AIG SunAmerica Asset Management Corp.         SAST    STOCK
Capital Appreciation                                   Wellington Management Company, LLP            AST     STOCK
Capital Growth                                         OppenheimerFunds, Inc.                        SAST    STOCK
Cash Management                                        Columbia Management Advisors, LLC             SAST    CASH
Corporate Bond                                         Federated Investment Management Company       SAST    BOND
Davis Venture Value                                    Davis Selected Advisers LLC                   SAST    STOCK
"Dogs" of Wall Street(2)                               AIG SunAmerica Asset Management Corp.         SAST    STOCK
Emerging Markets                                       Putnam Investment Management, Inc.            SAST    STOCK
Equity Opportunities                                   OppenheimerFunds, Inc.                        SAST    STOCK
Foreign Value                                          Templeton Investment Counsel, LLC             SAST    STOCK
Franklin Income Securities Fund                        Franklin Advisers, Inc.                       FTVIPT  BALANCED
Franklin Templeton VIP Founding Funds Allocation Fund  Franklin Templeton Services, LLC(4)           FTVIPT  BALANCED
Fundamental Growth                                     Wells Capital Management, Inc.                SAST    STOCK
Global Bond                                            Goldman Sachs Asset Management Int'l.         SAST    BOND
Global Equities                                        J.P. Morgan Investment Management Inc.        SAST    STOCK
Government & Quality Bond                              Wellington Management Company, LLP            AST     BOND
Growth                                                 Wellington Management Company, LLP            AST     STOCK
Growth-Income                                          AllianceBernstein, L.P.                       SAST    STOCK
Growth Opportunities                                   Morgan Stanley Investment Management,         SAST    STOCK
                                                       Inc.(3)
High-Yield Bond                                        AIG SunAmerica Asset Management Corp.         SAST    BOND
International Diversified Equities                     Morgan Stanley Investment Management,         SAST    STOCK
                                                       Inc.(3)
International Growth and Income                        Putnam Investment Management, Inc.            SAST    STOCK
Lord Abbett Growth and Income                          Lord, Abbett & Co. LLC                        LASF    STOCK
Lord Abbett Mid Cap Value                              Lord, Abbett & Co. LLC                        LASF    STOCK
Marsico Focused Growth                                 Marsico Capital Management, LLC               SAST    STOCK
MFS Massachusetts Investors Trust(2)                   Massachusetts Financial Services Company      SAST    STOCK
MFS Total Return                                       Massachusetts Financial Services Company      SAST    BALANCED
Mid-Cap Growth                                         J.P. Morgan Investment Management Inc.        SAST    STOCK
Natural Resources                                      Wellington Management Company, LLP            AST     STOCK
Real Estate                                            Davis Selected Advisers LLC                   SAST    STOCK
Small & Mid Cap Value                                  AllianceBernstein, L.P.                       SAST    STOCK
Small Company Value                                    Franklin Advisory Services, LLC               SAST    STOCK
Technology                                             Columbia Management Advisers, Inc.            SAST    STOCK
Telecom Utility                                        Massachusetts Financial Services Company      SAST    STOCK
Total Return Bond(5)                                   Pacific Investment Management Company LLC     SAST    BOND
Van Kampen LIT Capital Growth, Class II Shares(6)      Van Kampen Asset Management Inc.              VKT     STOCK
Van Kampen LIT Comstock, Class II Shares(2)            Van Kampen Asset Management Inc.              VKT     STOCK
Van Kampen LIT Growth and Income, Class II Shares      Van Kampen Asset Management Inc.              VKT     STOCK


(1) Separate Investment of American Funds Insurance Series.


(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.


(3) Morgan Stanley Investment Management, Inc. does business in certain instances using the name "Van Kampen."


(4) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.



(5) On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.



(6) On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II Shares.


 YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES
    CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH
            UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.


If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION


This program may be offered to you at no additional cost to assist in diversifying your investment across various investment categories. The program allows you to invest in either one of the four Polaris Portfolio Allocator models ("Models") or in one of the four Sample Portfolios. Each Model and Sample Portfolio is comprised of a carefully selected combination of Variable Portfolios representing various investment categories. The Models allocate amongst the various asset classes to attempt to match a stated investment time horizon and risk tolerance. The Sample Portfolios allocate amongst the various investment categories and coincide with the recommended weightings for each Sample Portfolio's objective. Please consult your financial representative about investment in the program.



Your broker-dealer designs the Sample Portfolios. Your broker-dealer may have revenue sharing arrangements in place with the money managers that manage the Underlying Funds comprising the Sample Portfolios. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Information about your broker-dealer's revenue sharing arrangements can be obtained from your financial representative or by visiting the broker-dealer's website.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


You may enroll in the program by selecting the Model or Sample Portfolio on the contract application form. You and your financial representative should determine the Model or Sample Portfolio most appropriate for you based on your financial needs, risk tolerance and investment horizon. You may request to discontinue the use of a Model or Sample Portfolio by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.



You may also choose to invest gradually into a Model or Sample Portfolio through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.



You may only invest in either one Model or one Sample Portfolio at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in a Model or Sample Portfolio. Investment outside of the Sample Portfolios is prohibited. If you attempt to split your investment in one or more Models, your investment may no longer be consistent with the Model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Model, such an investment may no longer be consistent with the model's intended objectives.

You can transfer 100% of your investment from one Model or Sample Portfolio to a different Model or Sample Portfolio at any time.


WITHDRAWALS


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Model or Sample Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Model or Sample Portfolio, your investment may no longer be consistent with the Model's or Sample Portfolio's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.



REBALANCING THE POLARIS PORTFOLIO ALLOCATOR MODELS AND THE SAMPLE PORTFOLIOS



You can elect to have your investment in the Model or Sample Portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Model or Sample Portfolio you selected.



With respect to the Models, if you choose to make investments outside of the Model, only those Variable Portfolios within the Model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Model cannot be rebalanced if you wish to maintain your current Model.



Over time, the Model or Sample Portfolio you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Model or Sample Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Model or Sample Portfolio's intended objectives. In addition, your investment needs may change. You should consult your financial representative about how to keep your Model or Sample Portfolio's allocations in line with your investment goals.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


The Models and Sample Portfolios are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Model or Sample Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Model or Sample Portfolio.



The program does not guarantee greater or more consistent returns. Future market and investment category performance may differ from the historical performance upon which the Models and Sample Portfolios may have been built. Also, allocation to a single investment category may outperform a Model or Sample Portfolio, so that you could have been better off investing in a single investment category than in a Model or Sample Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single investment category. Further, there can be no assurance that any Variable Portfolio chosen for a particular Model or Sample Portfolio will perform well or that its performance will closely reflect that of the investment category it is designed to represent.



The Models and Sample Portfolios represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Models or Sample Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Models or Sample Portfolios can be obtained from your financial representative.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PROGRAM AT ANY TIME.


POLARIS PORTFOLIO ALLOCATOR MODELS


---------------------------------------------------------------
VARIABLE PORTFOLIOS   MODEL A    MODEL B    MODEL C    MODEL D
---------------------------------------------------------------
 American Funds
   Global Growth          4%         5%         6%         8%
---------------------------------------------------------------
 American Funds
   Growth                 3%         4%         4%         5%
---------------------------------------------------------------
 American Funds
   Growth-Income          4%         5%         6%         8%
---------------------------------------------------------------
 Capital
   Appreciation           2%         2%         3%         3%
---------------------------------------------------------------
 Cash Management          2%         0%         0%         0%
---------------------------------------------------------------
 Corporate Bond           8%         6%         5%         0%
---------------------------------------------------------------
 Davis Venture Value      4%         5%         5%         6%
---------------------------------------------------------------
 Emerging Markets         0%         0%         2%         3%
---------------------------------------------------------------
 Foreign Value            4%         6%         7%         8%
---------------------------------------------------------------
 Global Bond              4%         3%         0%         0%
---------------------------------------------------------------
 Government and
   Quality Bond          12%         7%         4%         0%
---------------------------------------------------------------
 Growth
   Opportunities          2%         3%         4%         5%
---------------------------------------------------------------
 High-Yield Bond          4%         3%         0%         0%
---------------------------------------------------------------
 International
   Growth & Income        4%         5%         6%         8%
---------------------------------------------------------------
 Lord Abbett Growth
   and Income             2%         2%         3%         3%
---------------------------------------------------------------
 MFS Massachusetts
   Investors Trust        4%         5%         6%         7%
---------------------------------------------------------------
 Mid-Cap Growth           0%         0%         0%         3%
---------------------------------------------------------------
 Real Estate              3%         4%         4%         5%
---------------------------------------------------------------
 Small & Mid Cap
   Value                  6%         7%         7%         8%
---------------------------------------------------------------
 Small Company Value      0%         2%         3%         4%
---------------------------------------------------------------
 Total Return Bond       17%        13%        11%         2%
---------------------------------------------------------------
 Van Kampen LIT
   Comstock, Class
   II Shares              4%         5%         6%         6%
---------------------------------------------------------------
 Van Kampen LIT
   Growth and
   Income, Class II
   Shares                 7%         8%         8%         8%
---------------------------------------------------------------
 TOTAL                  100%       100%       100%       100%
---------------------------------------------------------------

SAMPLE PORTFOLIOS


---------------------------------------------------------------
                      BALANCED
                       GROWTH    BALANCE
                        AND         TO                   ALL
VARIABLE PORTFOLIOS    INCOME     GROWTH     GROWTH     EQUITY
---------------------------------------------------------------
 American Funds
   Asset Allocation      15%        10%         0%         0%
---------------------------------------------------------------
 American Funds
   Global Growth          5%        10%        10%        15%
---------------------------------------------------------------
 American Funds
   Growth-Income          0%         0%        15%        20%
---------------------------------------------------------------
 Capital
   Appreciation           5%         5%        10%        10%
---------------------------------------------------------------
 Corporate Bond          25%        15%        10%         0%
---------------------------------------------------------------
 Davis Venture Value      5%         5%         5%        10%
---------------------------------------------------------------
 High Yield Bond          5%         5%         5%         0%
---------------------------------------------------------------
 MFS Total Return        20%        15%        10%         0%
---------------------------------------------------------------
 Small Company Value      0%         5%         5%        10%
---------------------------------------------------------------
 Van Kampen LIT
   Comstock, Class
   II Shares             10%        15%        15%        20%
---------------------------------------------------------------
 Van Kampen LIT
   Growth and
   Income, Class II
   Shares                10%        15%        15%        15%
---------------------------------------------------------------
 TOTAL                  100%       100%       100%       100%
---------------------------------------------------------------



The Models and Sample Portfolios and their respective investment allocations amongst the Variable Portfolios listed above are current as of the date of this prospectus. The investments in each Model and Sample Portfolio are reallocated annually on or about May 1. However, once you invest in either a Model or Sample Portfolio, your investments are considered "static" because the Variable Portfolios and the percentages of contract value allocated to each Variable Portfolio within a Model and Sample Portfolio will not be changed by us.


TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 99NY-SUN, through the Company's website (www.aigsunamerica.com), or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.
Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.


There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.



The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2007 and within the previous twelve months (from August 17, 2006 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16,
2008).

U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion.

We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.


All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.


We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.



Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:


     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;
     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect certain optional living benefits, we will automatically enroll you in the Automatic Asset Rebalancing Program. PLEASE SEE MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS BELOW.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. SEE OPTIONAL LIVING BENEFITS BELOW.


A withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,500,000 or more Investment Amount level if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE FEE TABLE ABOVE.


Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
----------------------------------------------------------------
----------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW FOR AN ADDITIONAL FEE. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. IN ADDITION, THESE FEATURES CAN PROVIDE A GUARANTEED INCOME STREAM AND OTHER BENEFITS. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.


MARKETLOCK INCOME PLUS



What is MarketLock Income Plus?



MarketLock Income Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.



This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received during the contract's first five years are included in the Income Base.



Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the maximum annual withdrawal amount allowable by the feature. The sum of withdrawals in any contract year up to the maximum annual withdrawal amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.



When and how may I elect MarketLock Income Plus?



You may elect MarketLock Income Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). If MarketLock Income Plus is not approved in your state as of the date of this prospectus, you may elect the feature after you purchase your contract provided the state approval occurs before your first contract anniversary. We will contact you to let you know when the feature is approved in your state.



You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.



IF YOU ELECT ONE COVERED PERSON:



----------------------------------------------
                           Covered Person
                      ------------------------
                        MINIMUM      MAXIMUM
                          AGE        AGE(1)
----------------------------------------------
     One Owner            45           80
----------------------------------------------
    Joint Owners
(based on the age of      45           80
   the older Owner)
----------------------------------------------



IF YOU ELECT TWO COVERED PERSONS:



------------------------------------------------------------------------
                         Covered Person #1         Covered Person #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          45           80           45           85
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------



(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.



(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature.



How does MarketLock Income Plus work?



MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.



You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit is not available for Subsequent Extensions.



New fees and other conditions may apply upon extension. We guarantee that the current fee, as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension. IF YOU ELECT EXTENSIONS, YOU MUST CONTACT US IN WRITING BEFORE THE END OF EACH EVALUATION PERIOD.

Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" below.



Is there an additional guarantee if I do not take withdrawals for 10 years?



Yes, if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.



What determines the Maximum Annual Withdrawal Percentage?



The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.



One Covered Person



If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:



--------------------------------------------------------------
                                        MAXIMUM ANNUAL
 AGE OF THE COVERED PERSON AT             WITHDRAWAL
   TIME OF FIRST WITHDRAWAL               PERCENTAGE
--------------------------------------------------------------
    Prior to 62nd Birthday            4% of Income Base
--------------------------------------------------------------
  On or after 62nd Birthday           5% of Income Base
--------------------------------------------------------------



Two Covered Persons



If the feature is elected to cover two lives, the following is applicable:



------------------------------------------------------------------------------
                                                        MAXIMUM ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL              PERCENTAGE
------------------------------------------------------------------------------
        Prior to 62nd Birthday                        4% of Income Base
------------------------------------------------------------------------------
      On or after 62nd Birthday                       5% of Income Base
------------------------------------------------------------------------------



If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.



Are there investment requirements if I elect MarketLock Income Plus?



Yes, as long as the feature is in effect, you may comply with investment requirements by allocating your investments in one of three ways:



     1. Invest 100% in the Cash Management Variable Portfolio



     2. Invest 100% in either Polaris Portfolio Allocator Model A, B or C



     3. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return



If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.



For details regarding the investment allocations of the Polaris Portfolio Allocator Models, please see POLARIS PORTFOLIO ALLOCATOR PROGRAM above.



The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance.



Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Gross Purchase Payment(s) to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:



     - any transfer or reallocation you initiate; or



     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM above. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.



We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.



How are the components for MarketLock Income Plus calculated?



First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:



     1. 100% of Gross Purchase Payments received during the first contract year; and



     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.



Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.



Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" below.



Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.



Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" and"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.



Fifth, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.



Sixth, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. PLEASE SEE THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX BELOW.



Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. Please see "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" below.



How can the Income Base and Income Credit Base be increased?



On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.



Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:



     (a) is the cumulative Eligible Purchase Payments; and



     (b) is the current Income Base, increased by the Income Credit, if any; and



     (c) is all previous Anniversary Values during any Income Base Evaluation Period.



On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:



     (a) the Income Base calculated based on the maximum Anniversary Value; and



     (b) the current Income Base plus the Income Credit.



If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.



INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARY WAS GREATER THAN YOUR INCOME BASE ON THE BENEFIT YEAR ANNIVERSARY.



The Income Base Evaluation Period and the Income Credit Period can both be extended at the First Extension and if you elected the First Extension, at the Second Extension. Only the Income Base Evaluation Period can be extended on Subsequent Extensions.



In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:



     (a) is the current Income Base, or if the First Extension was elected, the Income Base calculated based on the maximum Anniversary Value; and



     (b) is the current Income Base plus the Income Credit, if applicable; and



     (c) is the Minimum Income Base.



On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:



     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and



     (b) is the current Income Credit Base; and



     (c) is the Minimum Income Base.



How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?



INCREASES IN THE INCOME BASE



In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.



DECREASES IN THE INCOME BASE



Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.



What are the effects of withdrawals on MarketLock Income Plus?



The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.



You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.



Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.



The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:



     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "How are the components for MarketLock Income Plus calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.



Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.



What is the fee for MarketLock Income Plus?



The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:



----------------------------------------------------
NUMBER OF COVERED PERSONS       ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.85% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.10% of Income Base
----------------------------------------------------



The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime income payments under this feature.



An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.



If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.



New fees and conditions may apply upon extension of the Income Base Evaluation Period and Income Credit Period. We guarantee that the current fee, as reflected above, will not increase by more than 0.25% at time of First Extension.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?



Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as the feature is still in effect, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").



After election of the First Extension and Second Extension, as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").



Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period, we will inform you of the terms of the next extension in writing. If you elect extension(s), you must contact us in writing before the end of each evaluation period. The components of the feature will change to those in effect at the time of extension, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.



If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.



What happens if the contract value is reduced to zero?



All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).



However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.



If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.



When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:



     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or



     2. Any payment option mutually agreeable between you and us.



If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).



Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.



What happens to MarketLock Income Plus upon a spousal continuation?



If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:



     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or



     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.



If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or



     2. Continue the contract with MarketLock Income Plus and its corresponding fee.



The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.



If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. See "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" above.



Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?



No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. SEE DEATH BENEFITS BELOW.



What happens to MarketLock Income Plus upon the Latest Annuity Date?



If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:



     1. Annuitize the contract value under the contract's annuity provisions; or



     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or



     3. Any payment option mutually agreeable between you and us.



If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.



Can MarketLock Income Plus be cancelled?



MarketLock Income Plus may be cancelled on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once MarketLock Income Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.



Are there circumstances under which MarketLock Income Plus will automatically terminate?



The feature automatically terminates upon the occurrence of one of the following:



     1. Annuitization of the contract; or



     2. Termination or surrender of the contract; or



     3. A death benefit is paid and the contract is terminated; or



     4. Excess Withdrawals reduce the contract value to zero; or



     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or



     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"



If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.



Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?



Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:



     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or



     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.



Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered

Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock Income Plus be cancelled?"



MARKETLOCK FOR LIFE PLUS


What is MarketLock For Life Plus?


MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the greater of the highest contract anniversary value or the Income Base, as defined below, plus a potential additional amount ("Income Credit"). Thus, MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.



This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received in the contract's first five years are included in the Income Base.



Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how may I elect MarketLock For Life Plus?

You may elect MarketLock For Life Plus at the time of contract issue for immediate effectiveness; if we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:


-------------------------------------------------
                            Covered Person
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            45             80
-------------------------------------------------
    Joint Owners
(based on the age of      45             80
   the older Owner)
-------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:


------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          45           80           45           85
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?


MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond

10 years; however, the Income Credit is only available for the first 10 years following the Effective Date.


MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit is calculated as 7% of the Income Credit Base, defined below. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary. Please see"How are the components of MarketLock For Life Plus calculated?" below for details.



What determines the Maximum Annual Withdrawal Percentage?



The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


--------------------------------------------------------------------------
                                                    MAXIMUM ANNUAL
AGE OF THE COVERED PERSON AT TIME OF FIRST            WITHDRAWAL
                WITHDRAWAL                            PERCENTAGE
--------------------------------------------------------------------------
At least age 45 but prior to 60th Birthday        4% of Income Base
--------------------------------------------------------------------------
At least age 60 but prior to 76th Birthday        5% of Income Base
--------------------------------------------------------------------------
     On or after 76th Birthday                    6% of Income Base
--------------------------------------------------------------------------


Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:


------------------------------------------------------------------------------
                                                        MAXIMUM ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL              PERCENTAGE
------------------------------------------------------------------------------
At least age 45 but prior to 60th Birthday            4% of Income Base
------------------------------------------------------------------------------
At least age 60 but prior to 76th Birthday            5% of Income Base
------------------------------------------------------------------------------
      On or after 76th Birthday                       6% of Income Base
------------------------------------------------------------------------------



If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given benefit year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a benefit year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this contract) will be considered an Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life Plus?" below.


Are there investment requirements if I elect MarketLock For Life Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of three ways:


     1. Invest 100% in the Balanced-Growth & Income Sample Portfolio or in Polaris Portfolio Allocator Model A, B or C



     2. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return

     3. Invest in accordance with the requirements outlined in the table below:


------------------------------------------------------------------------
     INVESTMENT         INVESTMENT           VARIABLE PORTFOLIOS
       GROUP           REQUIREMENT          AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------
 A. Bond, Cash and     Minimum 20%    Cash Management
    Fixed Accounts     Maximum 100%   Corporate Bond
                                      Global Bond
                                      Government & Quality Bond
                                      Total Return Bond
                                      DCA FIXED ACCOUNTS
                                      DCA 6-Month
                                      DCA 12-Month
                                      FIXED ACCOUNTS
                                      1-Year Fixed
------------------------------------------------------------------------
 B. Equity Maximum      Minimum 0%    Aggressive Growth
                       Maximum 80%    Alliance Growth
                                      American Funds Asset Allocation
                                      American Funds Global Growth
                                      American Funds Growth
                                      American Funds Growth-Income
                                      Asset Allocation
                                      Balanced
                                      Blue Chip Growth
                                      Capital Appreciation
                                      Davis Venture Value
                                      "Dogs" of Wall Street
                                      Equity Opportunities
                                      Foreign Value
                                      Franklin Income Securities Fund
                                      Franklin Templeton VIP Founding
                                        Funds Allocation Fund
                                      Fundamental Growth
                                      Global Equities
                                      Growth
                                      Growth-Income
                                      High-Yield Bond
                                      International Diversified Equities
                                      International Growth and Income
                                      Lord Abbett Growth and Income
                                      Lord Abbett Mid Cap Value
                                      Marsico Focused Growth
                                      MFS Massachusetts Investors Trust
                                      MFS Total Return
                                      Small & Mid Cap Value
                                      Telecom Utility
                                      Van Kampen LIT Capital Growth,
                                        Class II Shares
                                      Van Kampen LIT Comstock,
                                        Class II Shares
                                      Van Kampen LIT Growth and Income,
                                        Class II Shares
------------------------------------------------------------------------
 C. Limited Equity      Minimum 0%    Capital Growth
                       Maximum 20%    Emerging Markets
                                      Growth Opportunities
                                      Mid-Cap Growth
                                      Natural Resources
                                      Real Estate
                                      Small Company Value
                                      Technology
------------------------------------------------------------------------



For details regarding the investment allocations of the Polaris Portfolio Allocator Models, please see POLARIS PORTFOLIO ALLOCATOR PROGRAM above.



The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance.


Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Gross Purchase Payment to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.


Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment and implement those at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM above. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.


We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to

        100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Gross Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Gross Purchase Payments received during the first contract year.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. Please see SPOUSAL CONTINUATION below. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.


Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus Income Credit during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Income Credit Period.



Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.



Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. Please see"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.



     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:



     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:



          (a) is the current Income Base; and



          (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.



     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS AVAILABLE:


     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.


     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:



          (a) the Income Base calculated based on the maximum Anniversary Value; and



          (b) the Income Credit plus the current Income Base.



     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.



The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the Contract Value is reduced by the Excess Withdrawal. The Income Credit Base is not used in the calculation of the Contract Value or any other benefits under the Contract.



The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for excess withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.



Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS? below.


What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:


----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.75% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.00% of Income Base
----------------------------------------------------


The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.


An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.


If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?


The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals.



Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.



You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Income Credit Period, an Income Credit will not be added to your Income Base in those years.


You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:


     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base are not reduced for those withdrawals.



     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.


     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit.


     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "How are the components for MarketLock For Life Plus calculated?").



If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.



THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS ON THE FEATURE.

What happens if the contract value is reduced to zero?


If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Income Base Evaluation Period and the Income Credit Period end and the Income Credit Base equals zero.


The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).


Can I extend the Income Base Evaluation Period beyond 10 years?



There is an option for extension of the Income Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE INCOME BASE EVALUATION PERIOD, WE WILL NOTIFY YOU 60 DAYS PRIOR TO THE END OF THE INCOME BASE EVALUATION PERIOD AND YOU MUST RESPOND TO US IN WRITING NO LATER THAN THE END OF THE CURRENT INCOME BASE EVALUATION PERIOD. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. See "How are the components for MarketLock For Life Plus calculated?" Also, if you extend the Income Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Income Base Evaluation Period.



If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.


Can I extend the Income Credit Period beyond 10 years?


No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.


What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or, if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.


If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the period. See

"Can I extend the Income Base Evaluation Period beyond 10 years?" above.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock For Life Plus upon the Latest Annuity Date?


If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:


     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock For Life Plus be cancelled?


MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.


Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or
     3. A death benefit is paid and the contract is terminated; or


     4. Excess Withdrawals reduce the contract value to zero; or


     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Persons; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life Plus be cancelled?"

MARKETLOCK

What is MarketLock?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Gross Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRAs or tax qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see ACCESS TO YOUR MONEY section in the prospectus.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


THE INVESTMENT REQUIREMENTS APPLICABLE TO MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS, DISCUSSED ABOVE, ARE NOT APPLICABLE TO MARKETLOCK.


When and how can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner.

How does MarketLock work?

MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 years (or longer if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.


The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.


The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date.

MARKETLOCK SUMMARY TABLE:

-----------------------------------------------------
                            MAXIMUM       INITIAL
                            ANNUAL        MINIMUM
                          WITHDRAWAL     WITHDRAWAL
TIME OF FIRST WITHDRAWAL  PERCENTAGE*      PERIOD
-----------------------------------------------------
 Before 7(th) Benefit         5%          20 years
    Year anniversary
-----------------------------------------------------
  On or after 7(th)           7%       14.28 years**
      Benefit Year
      anniversary
-----------------------------------------------------
On or after the older         5%        Life of the
    contract owner's                   older contract
   65(th) birthday***                      owner
-----------------------------------------------------

* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.


** The fractional year indicates that the final withdrawal of the remaining Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.


*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum

    Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.


If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the withdrawal will be treated as an excess withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" below.


For details on the effects of withdrawals, please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

How are the components for MarketLock calculated?


In order to determine the Benefit's value, we calculate each of the components as described below.


FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Gross Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Gross Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values. SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for additional periods as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.


FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.


Can I extend MarketLock beyond 7 years?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least two additional evaluation periods of 7 years each. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, may change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered after the guaranteed additional evaluation periods at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is further reduced to the lesser of (a) or (b), where:

          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

-----------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR     EFFECT ON MINIMUM WITHDRAWAL PERIOD
-----------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the
  Maximum Annual        MAV Benefit Base (which includes a
  Withdrawal Amount     deduction for any previous
                        withdrawal), divided by the current
                        Maximum Annual Withdrawal Amount
-----------------------------------------------------------
  Amounts in excess     New Minimum Withdrawal Period = the
  of the Maximum        Minimum Withdrawal Period as of the
  Annual Withdrawal     prior contract anniversary minus
  Amount                one year
-----------------------------------------------------------


THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.


What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in Anniversary Values. SEE SPOUSAL CONTINUATION BELOW. Additionally, the Continuing Spouse may extend the MAV Evaluation Period up to two times provided that (1) the original owner did not previously extend the MAV Evaluation period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. If the original owner extended the MAV Evaluation Period once, the Continuing Spouse may extend the MAV Evaluation Period only once more. If the original owner extended the MAV Evaluation Period twice, the Continuing Spouse may not extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. SEE DEATH BENEFITS BELOW. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the

Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:


     1. Annuitize the contract value under the contract's annuity income options; or


     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 7th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or
     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFITS
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE ANNUITY INCOME OPTIONS BELOW.


If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.


A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program.


EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original owner reaches the age of 70 1/2).

Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.


We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, plus any Purchase Payments since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

           a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

           b. 125% of Contract Value.

For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

The death benefit options on contracts issued before May 1, 2007 would be subject to a different calculation. Please see the Statement of Additional Information for details.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as Separate Account or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH THE DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

UPFRONT SALES CHARGE

We may apply an up-front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1. The sum of:

        (a) the Gross Purchase Payment amount;

        (b) the current contract value of this contract; and

        (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2. The amount, if any, you agree to contribute to this contract.


-----------------------------------------------------
                                  SALES CHARGE AS A
                                    PERCENTAGE OF
                                    GROSS PURCHASE
       INVESTMENT AMOUNT           PAYMENT INVESTED
-----------------------------------------------------
  Less than $ 50,000                    5.75%
  $ 50,000 but less than
     $100,000                           4.75%
  $100,000 but less than
     $250,000                           3.50%
  $250,000 but less than
     $500,000                           2.50%
  $500,000 but less than
     $1,000,000                         2.00%
  $1,000,000 or more                    0.50%*
-----------------------------------------------------


* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.


We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.

REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing fee based services. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.

LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up-front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross

Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.

     EXAMPLE:


     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.


You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. SEE RIGHTS OF ACCUMULATION BELOW. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

We reserve the right to modify, suspend or terminate this program at any time.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.

     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

We reserve the right to modify, suspend, or terminate this program at any time.

PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE


Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.



Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of 2.00%. Three months later, you make a subsequent Gross

Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 - $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000
($500,000 - $400,000). We will charge a withdrawal charge of $1,500 (0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).


When calculating the withdrawal charge, we treat withdrawals as coming first from the Gross Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Gross Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

     INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

     12b-1 FEES


Certain Underlying Funds available in this product assess a 12b-1 fee of the 0.25% of average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.



The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

There is an annualized 0.25% fee applicable to Class 3 shares of SunAmerica Series Trust and Anchor Series Trust, Class II shares of Van Kampen Life Investment Trust and Class 2 shares of American Funds Insurance Series and Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


For more detailed information on these Underlying Fund fees, refer to the Trust prospectuses.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $30 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios which equals the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.


OPTIONAL MARKETLOCK INCOME PLUS FEE



The annualized MarketLock Income Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.



The fee is deducted from the portion of your contract value allocated to the Variable Portfolios starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios which equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:



----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.85% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.10% of Income Base
----------------------------------------------------


OPTIONAL MARKETLOCK FOR LIFE PLUS FEE


The annualized MarketLock For Life Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.


The fee is deducted proportionately from the portion of your contract value allocated to the Variable Portfolios starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios which equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:


----------------------------------------------------
NUMBER OF COVERED PERSONS       ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.75% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.00% of Income Base
----------------------------------------------------


OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from the portion of your contract value allocated to the Variable Portfolios starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

----------------------------------------------------
                                ANNUALIZED FEE
----------------------------------------------------
 All years in which the    0.50% of MAV Benefit Base
   feature is in effect
----------------------------------------------------

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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----------------------------------------------------------------

                             ANNUITY INCOME OPTIONS

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----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE SEE MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

ANNUITY INCOME OPTIONS


You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.


The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS



You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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----------------------------------------------------------------
                                     TAXES
----------------------------------------------------------------
----------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Gross Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS


All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.


TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Gross Purchase Payments. Gross Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Gross Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Gross Purchase Payment, generally until you have received all of your Gross Purchase Payment. Any portion of each annuity income payment that is considered a return of your Gross Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.



The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:


     - after attainment of age 59 1/2;


     - when paid to your Beneficiary after you die;


     - after you become disabled (as defined in the IRC);


     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.


Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.



If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.



REQUIRED MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.



If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.


If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. You should consult a tax advisor before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and (b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

----------------------------------------------------------------
----------------------------------------------------------------
                               OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

FIRST SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 70 Pine Street, New York, New York 10270. The Company conducts life insurance and annuity business in the state of New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.


THE DISTRIBUTOR


AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT

The Company originally established the Separate Account, FS Variable Separate Account, under New York law on September 9, 1994. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these benefits through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT


Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.



The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. See the Statement of Additional Information for more information regarding this arrangement.

PLEASE SEE APPENDIX D FOR IMPORTANT INFORMATION REGARDING CERTAIN GUARANTEES FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 1, 2008.


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.



ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.



These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.



We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.



We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2007 in the Statement of Additional Information which is available upon request.



We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.



Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.


PAYMENTS WE RECEIVE


We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.



We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to an administrative services agreement and are not expected to exceed 0.50% annually based on assets under management.



OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.



In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 99NY-SUN, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, these matters are not material in relation to the financial position of the Company.


FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.


The consolidated financial statements and financial statement schedules incorporated in this prospectus by reference to AIG's Annual Report on Form 10-K for the fiscal year ended December 31, 2007 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

First SunAmerica Life Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 99NY-SUN

The financial statements of the Company and the Separate Account can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at (800) 99NY-SUN.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.
----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 99NY-SUN. The contents of the SAI are listed below.


Separate Account..............................      3
General Account...............................      3
Support Agreement Between the Company and
  AIG.........................................      4
Performance Data..............................      4
Annuity Income Payments.......................      8
Annuity Unit Values...........................      8
Taxes.........................................     11
Broker-Dealer Firms Receiving Revenue Sharing
  Payments....................................     21
Distribution of Contracts.....................     22
Financial Statements..........................     22

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                              FISCAL YEAR
                                                               INCEPTION TO      ENDED
                    VARIABLE PORTFOLIOS                          12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.449        $10.847
        Ending AUV..........................................   $10.847        $10.683
        Ending Number of AUs................................   0              0

------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $8.263         $8.182
        Ending AUV..........................................   $8.182         $9.274
        Ending Number of AUs................................   6,423          15,862

------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $15.710        $16.554
        Ending AUV..........................................   $16.554        $17.490
        Ending Number of AUs................................   11,970         91,779

------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $20.632        $22.358
        Ending AUV..........................................   $22.358        $25.462
        Ending Number of AUs................................   9,604          75,451

------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $20.073        $20.769
        Ending AUV..........................................   $20.769        $23.137
        Ending Number of AUs................................   12,771         62,611

------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $17.274        $18.778
        Ending AUV..........................................   $18.778        $19.558
        Ending Number of AUs................................   14,130         118,754

------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $12.974        $13.780
        Ending AUV..........................................   $13.780        $14.780
        Ending Number of AUs................................   0              0

------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.069         $9.740
        Ending AUV..........................................   $9.740         $10.155
        Ending Number of AUs................................   0              0

------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $5.863         $6.107
        Ending AUV..........................................   $6.107         $6.890
        Ending Number of AUs................................   0              2,528

------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.557        $14.087
        Ending AUV..........................................   $14.087        $17.794
        Ending Number of AUs................................   14,603         66,264

------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $7.644         $8.334
        Ending AUV..........................................   $8.334         $9.361
        Ending Number of AUs................................   0              1,144

------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $11.226        $11.507
        Ending AUV..........................................   $11.507        $11.894
        Ending Number of AUs................................   0              7,184

------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $14.000        $14.740
        Ending AUV..........................................   $14.740        $15.377
        Ending Number of AUs................................   7,200          45,873

------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $14.277        $15.607
        Ending AUV..........................................   $15.607        $16.310
        Ending Number of AUs................................   4,381          38,351

------------------------------------------------------------------------------------------


         AU - Accumulation Unit
         AUV - Accumulation Unit Value

                                                                              FISCAL YEAR
                                                               INCEPTION TO      ENDED
                    VARIABLE PORTFOLIOS                          12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.544        $15.468
        Ending AUV..........................................   $15.468        $15.004
        Ending Number of AUs................................   0              250

------------------------------------------------------------------------------------------
EMERGING MARKET - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $22.367        $23.976
        Ending AUV..........................................   $23.976        $33.532
        Ending Number of AUs................................   1,965          4,466

------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $12.055        $13.394
        Ending AUV..........................................   $13.394        $13.261
        Ending Number of AUs................................   5,204          5,067

------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.000        $11.198
        Ending AUV..........................................   $11.198        $12.664
        Ending Number of AUs................................   7,507          24,176

------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
        Beginning AUV.......................................   N/A            N/A
        Ending AUV..........................................   N/A            N/A
        Ending Number of AUs................................   N/A            N/A

------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
        Beginning AUV.......................................   N/A            N/A
        Ending AUV..........................................   N/A            N/A
        Ending Number of AUs................................   N/A            N/A

------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $7.184         $7.400
        Ending AUV..........................................   $7.400         $8.434
        Ending Number of AUs................................   0              0

------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.194        $13.388
        Ending AUV..........................................   $13.388        $14.748
        Ending Number of AUs................................   5,582          16,009

------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.910         $10.860
        Ending AUV..........................................   $10.860        $12.017
        Ending Number of AUs................................   0              2,100

------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.161        $13.713
        Ending AUV..........................................   $13.713        $14.416
        Ending Number of AUs................................   5,791          35,622

------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $11.917        $12.600
        Ending AUV..........................................   $12.600        $13.733
        Ending Number of AUs................................   0              0

------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.960         $10.349
        Ending AUV..........................................   $10.349        $11.374
        Ending Number of AUs................................   1,815          1,815

------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $5.991         $5.660
        Ending AUV..........................................   $5.660         $6.805
        Ending Number of AUs................................   0              0

------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.898        $15.021
        Ending AUV..........................................   $15.021        $15.062
        Ending Number of AUs................................   5,763          19,722

------------------------------------------------------------------------------------------


         AU - Accumulation Unit
         AUV - Accumulation Unit Value

                                                                              FISCAL YEAR
                                                               INCEPTION TO      ENDED
                    VARIABLE PORTFOLIOS                          12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.188         $9.805
        Ending AUV..........................................   $9.805         $11.187
        Ending Number of AUs................................   0              3,263

------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.887        $15.161
        Ending AUV..........................................   $15.161        $16.070
        Ending Number of AUs................................   5,732          23,652

------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.169        $14.190
        Ending AUV..........................................   $14.190        $14.554
        Ending Number of AUs................................   8,394          32,289

------------------------------------------------------------------------------------------
LORD ABBETT MID CAP VALUE - LASF Class VC Shares
(Inception Date - 08/28/06
        Beginning AUV.......................................   $13.921        $15.557
        Ending AUV..........................................   $15.557        $15.514
        Ending Number of AUs................................   244            15,888

------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.000        $10.380
        Ending AUV..........................................   $10.380        $11.668
        Ending Number of AUs................................   447            2,705

------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.250        $10.984
        Ending AUV..........................................   $10.984        $12.012
        Ending Number of AUs................................   0              656

------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $14.843        $15.968
        Ending AUV..........................................   $15.968        $16.462
        Ending Number of AUs................................   6,178          49,296

------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.195         $8.871
        Ending AUV..........................................   $8.871         $10.261
        Ending Number of AUs................................   7,786          11,468

------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.000        $9.990
        Ending AUV..........................................   $9.990         $13.853
        Ending Number of AUs................................   1,263          8,390

------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $31.589        $38.253
        Ending AUV..........................................   $38.253        $32.408
        Ending Number of AUs................................   163            2,080

------------------------------------------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.000        $10.403
        Ending AUV..........................................   $10.403        $10.474
        Ending Number of AUs................................   3,461          14,485

------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.000        $10.164
        Ending AUV..........................................   $10.164        $9.389
        Ending Number of AUs................................   1,887          10,396

------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $2.398         $2.346
        Ending AUV..........................................   $2.346         $2.830
        Ending Number of AUs................................   0              0

------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
        Beginning AUV.......................................   $9.540         $10.722
        Ending AUV..........................................   $10.722        $12.815
        Ending Number of AUs................................   0              0

------------------------------------------------------------------------------------------


         AU - Accumulation Unit
         AUV - Accumulation Unit Value

                                                                              FISCAL YEAR
                                                               INCEPTION TO      ENDED
                    VARIABLE PORTFOLIOS                          12/31/06       12/31/07
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(formerly Worldwide High Income)
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.889        $14.747
        Ending AUV..........................................   $14.747        $15.396
        Ending Number of AUs................................   935            2,134

------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES - VKT
(formerly Van Kampen LIT Strategic Growth, Class II Shares)
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.404        $10.028
        Ending AUV..........................................   $10.028        $11.599
        Ending Number of AUs................................   6,792          4,698

------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES - VKT
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.286        $14.624
        Ending AUV..........................................   $14.624        $14.162
        Ending Number of AUs................................   21,116         81,680

------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES - VKT
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $14.601        $15.989
        Ending AUV..........................................   $15.989        $16.254
        Ending Number of AUs................................   19,006         60,710

------------------------------------------------------------------------------------------


         AU - Accumulation Unit
         AUV - Accumulation Unit Value

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Capitalized terms used in this Appendix have the same meaning as they have in prospectus.


The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

If the Continuing Spouse is below age 83 on the Continuation Date, the death benefit is the greatest of:

     a. Contract value; or

     b. Contract value on the Continuation Date, plus Gross Purchase Payments received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a. Contract value; or

     b. the lesser of:

          (1) Contract value on the Continuation Date, plus Gross Purchase Payments received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2) 125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the MarketLock Income Plus, MarketLock For Life Plus and MarketLock features:



MARKETLOCK INCOME PLUS EXAMPLES



The following examples demonstrate the operation of the MarketLock Income Plus feature:



EXAMPLE 1:



Assume you elect MarketLock Income Plus and you invest a single Gross Purchase Payment of $100,000, and you make no additional Gross Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.



Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first contract anniversary is the Net Income Credit Percentage (7%) multiplied by the Income Credit Base ($100,000) which equals $7,000. On your first contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($7,000 + $100,000). Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the first anniversary is 5% of the Income Base (5% X $107,000 = $5,350). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,350 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.



EXAMPLE 2 - IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
            AND NO MAXIMUM ANNIVERSARY VALUES:



Assume you elect MarketLock Income Plus, you invest an initial Gross Purchase Payment of $100,000, you make subsequent Gross Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, you take no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and the Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $223,000   $221,000    $200,000    $14,000    $11,050
------------------------------------------------------------------------------
         3rd           $223,000   $235,000    $200,000    $14,000    $11,750
------------------------------------------------------------------------------
         4th           $223,000   $249,000    $200,000    $14,000    $12,450
------------------------------------------------------------------------------
         5th           $253,000   $295,100    $230,000    $16,100    $14,755
------------------------------------------------------------------------------
         6th           $303,000   $311,200    $230,000    $16,100    $15,560
------------------------------------------------------------------------------



Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $207,000 ($107,000 + $100,000). $20,000 of the $120,000 Gross Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year. On your second contract anniversary, your Income Credit is $14,000 (7% X $200,000) and your Income Base equals $221,000
($207,000 + $14,000). Your Income Base is not increased to the $223,000 contract value because the highest Anniversary Value is reduced for $20,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $11,050 if you were to start taking withdrawals after the second contract anniversary (5% of the $221,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Gross Purchase Payment in year 5, your new Income Base at the time of deposit equals $279,000 ($249,000 + $30,000). On your fifth contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $16,100 ($230,000 X 7%). Your Income Base equals $295,100 ($279,000 + $16,100).
Any Gross Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Gross Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. Your Income Base is $311,200 ($295,100 + $16,100). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $15,560 (5% of the $311,200 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $15,560 each year as long as the Covered Person(s) is(are) alive.



EXAMPLE 3 - IMPACT OF MAXIMUM ANNIVERSARY VALUES:



Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, you make no additional Gross Purchase Payments and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $115,000   $115,000    $115,000     N/A *      $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $123,050    $115,000     $8,050     $6,153
------------------------------------------------------------------------------
         4th           $110,000   $131,100    $115,000     $8,050     $6,555
------------------------------------------------------------------------------
         5th           $140,000   $140,000    $140,000     N/A *      $7,000
------------------------------------------------------------------------------
         6th           $145,000   $149,800    $140,000     $9,800     $7,490
------------------------------------------------------------------------------



* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary Value, and the Income Base is not increased by the Income Credit.



On your sixth contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $149,800 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,490 (5% of the $149,800 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,490 each year as long as the Covered Person(s) is(are) alive.



EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:



Assume you elect MarketLock Income Plus, and you invest a single Gross Purchase Payment of $100,000 with no additional Purchase Payments, no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,990 and you make a withdrawal of $11,510. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,490), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,510 - $7,490), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,490. Your contract value after this portion of the withdrawal is $100,500 ($107,990 - $7,490), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $143,808 ($149,800 X 96%). The Income Credit Base is adjusted to $134,400 ($140,000 X 96%). Your new Income Credit is 7% of your new Income Credit Base (7% X $134,400), which equals $9,408. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($143,808 X 5%), which equals $7,190.40. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,190.40 each year as long as the Covered Person(s) is(are) alive.



EXAMPLE 5 - IMPACT OF MINIMUM INCOME BASE:



Assume you elect MarketLock Income Plus, you invest a single Gross Purchase Payment of $100,000, you make no additional Gross Purchase Payments, no withdrawals before the tenth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $103,000   $114,000    $100,000     $7,000     $5,700
------------------------------------------------------------------------------
         3rd           $103,000   $121,000    $100,000     $7,000     $6,050
------------------------------------------------------------------------------
         4th           $103,000   $128,000    $100,000     $7,000     $6,400
------------------------------------------------------------------------------
         5th           $103,000   $135,000    $100,000     $7,000     $6,750
------------------------------------------------------------------------------
         6th           $103,000   $142,000    $100,000     $7,000     $7,100
------------------------------------------------------------------------------
         7th           $103,000   $149,000    $100,000     $7,000     $7,450
------------------------------------------------------------------------------
         8th           $103,000   $156,000    $100,000     $7,000     $7,800
------------------------------------------------------------------------------
         9th           $103,000   $163,000    $100,000     $7,000     $8,150
------------------------------------------------------------------------------
        10th           $103,000   $200,000    $200,000     N/A *     $10,000
------------------------------------------------------------------------------



* The Income Base calculated based on 200% of the Gross Purchase Payments made in the first contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base and the Income Credit Base are increased to $200,000 on the 10th anniversary.



On your tenth contract anniversary, your Income Base is equal to the greatest of your contract value($103,000), your Income Credit plus your current Income Base ($170,000 = $163,000 + $7,000), and 200% of the Gross Purchase Payments made in the first contract year ($200,000 = 200% X $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the tenth contract anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.



EXAMPLE 6 - IMPACT OF WITHDRAWALS WITHOUT MAXIMUM ANNIVERSARY VALUES:



Assume you elect MarketLock Income Plus, you invest a single Gross Purchase Payment of $100,000, you make no additional Gross Purchase Payments, no withdrawals before the eighth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:



------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $103,000   $114,000    $100,000     $7,000     $5,700
------------------------------------------------------------------------------
         3rd           $103,000   $121,000    $100,000     $7,000     $6,050
------------------------------------------------------------------------------
         4th           $103,000   $128,000    $100,000     $7,000     $6,400
------------------------------------------------------------------------------
         5th           $103,000   $135,000    $100,000     $7,000     $6,750
------------------------------------------------------------------------------
         6th           $103,000   $142,000    $100,000     $7,000     $7,100
------------------------------------------------------------------------------
         7th           $103,000   $149,000    $100,000     $7,000     $7,450
------------------------------------------------------------------------------
         8th           $103,000   $156,000    $100,000     $7,000     $7,800
------------------------------------------------------------------------------
         9th           $98,320    $160,000    $100,000     $4,000     $8,000
------------------------------------------------------------------------------
        10th           $90,320    $162,000    $100,000     $2,000     $8,100
------------------------------------------------------------------------------



On your eighth contract anniversary, your contract value is $103,000, and your Income Base is stepped-up to $156,000 and your Income Credit Base remains unchanged. Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,800 (5% of the $156,000 Income Base). Assume that during your ninth contract year, after your eighth contract anniversary, you make a withdrawal of $4,680 (3% of the $156,000 Income Base) which is less than your Maximum Annual Withdrawal Amount. Then, your contract value on your ninth contract anniversary will equal $98,320 ($103,000 - $4,680). Your new Income Credit is 4% (7%-3%) of
your Income Credit Base (4% * $100,000), which is $4,000. Your Income Base is equal to the greatest of your contract value ($98,320) or your Income Credit plus your current Income Base ($160,000 = $4,000 + $156,000). Assume that during your tenth contract year, after your ninth contract anniversary, you make another withdrawal of $8,000 (5% of the $160,000 Income Base) which is equal to your Maximum Annual Withdrawal Amount. Then, your contract value on your tenth contract anniversary will equal $90,320 ($98,320 -- $8,000). Your new Income Credit is 2% (7%-5%) of your Income Credit Base (2% X $100,000), which is $2,000. Your Income Base is equal to the greatest of your contract value ($90,320) or your Income Credit plus your current Income Base
($162,000 = $2,000 + $160,000). The Income Base will not increase to the Minimum Income Base since withdrawals were taken before the tenth Benefit Year anniversary.



On your tenth contract anniversary, if your Maximum Annual Withdrawal Percentage is 5%, your new Maximum Annual Withdrawal Amount will be $8,100 (5% of the $162,000 Income Base). Therefore, if you do not take any Excess

Withdrawals, you may take up to $8,100 each year as long as the Covered Person(s) is(are) alive.


MARKETLOCK FOR LIFE PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life Plus feature:

EXAMPLE 1:


Assume you elect MarketLock For Life Plus and you invest a single Gross Purchase Payment of $100,000, and you make no additional Gross Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.


Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first anniversary is calculated as the Income Credit Percentage multiplied by the Income Credit Base (7% X $100,000) which equals $7,000. On your first contract anniversary, your Income Base is adjusted to $107,000 which equals the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($7,000 + $100,000).



Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount, if you were to start taking withdrawals after the first contract anniversary, is 5% of the Income Base (5% X $107,000 = $5,350). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,350 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.


EXAMPLE 2:


Assume you elect MarketLock For Life Plus, you invest an initial Gross Purchase Payment of $100,000, you make subsequent Gross Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the sixth contract anniversary. Assume further that on your first contract anniversary, your contract value is $103,000. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, and Income Credits are given as follows:



--------------------------------------------------------------------------
                                                             MAXIMUM
                                                              ANNUAL
  CONTRACT    CONTRACT    INCOME      INCOME      INCOME    WITHDRAWAL
ANNIVERSARY    VALUE       BASE     CREDIT BASE   CREDIT      AMOUNT
--------------------------------------------------------------------------
    1st       $103,000   $107,000    $100,000     $ 7,000    $ 5,350
--------------------------------------------------------------------------
    2nd       $223,000   $221,000    $200,000     $14,000    $11,050
--------------------------------------------------------------------------
    3rd       $223,000   $235,000    $200,000     $14,000    $11,750
--------------------------------------------------------------------------
    4th       $223,000   $249,000    $200,000     $14,000    $12,450
--------------------------------------------------------------------------
    5th       $253,000   $295,100    $230,000     $16,100    $14,755
--------------------------------------------------------------------------
    6th       $303,000   $311,200    $230,000     $16,100    $15,560
--------------------------------------------------------------------------



Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $207,000 ($107,000 + $100,000). $20,000 of the $120,000 Gross Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year (100% of $100,000). On your second contract anniversary, your Income Credit is $14,000 (7% X $200,000) and your Income Base equals $221,000 ($207,000 + $14,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $11,050 if you were to start taking withdrawals after the second contract anniversary (5% of the $221,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Gross Purchase Payment of $30,000 in year 5, your new Income Base equals $279,000 ($249,000 + $30,000). On your fifth contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $16,100 ($230,000 X 7%). Your Income Base equals $295,100 ($279,000 + $16,100).
Any Gross Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Gross Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. A maximum Anniversary Value is not attained on the sixth contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Income Base is $311,200 ($295,100 + $16,100). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $15,560 (5% of the $311,200 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $15,560 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:


Assume you elect MarketLock For Life Plus and you invest a single Gross Purchase Payment of $100,000, and you make no additional Gross Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credits are as follows:



------------------------------------------------------------------------
                                                           MAXIMUM
                                                            ANNUAL
 CONTRACT    CONTRACT    INCOME      INCOME      INCOME   WITHDRAWAL
ANNIVERSARY   VALUE       BASE     CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------
    1st      $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------
    2nd      $115,000   $115,000    $115,000       N/A*     $5,750
------------------------------------------------------------------------
    3rd      $107,000   $123,050    $115,000     $8,050     $6,153
------------------------------------------------------------------------
    4th      $110,000   $131,100    $115,000     $8,050     $6,555
------------------------------------------------------------------------
    5th      $140,000   $140,000    $140,000       N/A*     $7,000
------------------------------------------------------------------------
    6th      $145,000   $149,800    $140,000     $9,800     $7,490
------------------------------------------------------------------------



* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current anniversary value, and the Income Base is not increased by the Income Credit.



On your sixth contract anniversary, your contract value is $145,000, your Income Base is stepped-up to $149,800 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,490 (5% of the $149,800 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,490 each year as long as the Covered Person(s) is (are) alive.



EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:



Assume you elect MarketLock For Life Plus, and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,990 and you make a withdrawal of $11,510. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,490), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,510 - $7,490), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,490. Your contract value after this portion of the withdrawal is $100,500 ($107,990 - $7,490), but your Income Base and Income Credit Base remain unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal
($4,020/$100,500 = 4%). The Income Base is adjusted to $143,808 ($149,800 minus
4% of $149,800 equals $5,992). The Income Credit Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new Income Credit is 7% of your new Income Credit Base (7% X $134,400), which equals $9,408. This Income Credit of $9,408 will not be available to you on your 8th anniversary because you took a withdrawal in the 7th contract year. However, if you do not take any withdrawals in your 8th contract year, the Income Credit will be available to you on your 9th anniversary. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage
($143,808 X 5%), which equals $7,190.40. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,190.40 each year as long as the Covered Person(s) is(are) alive.



MARKETLOCK EXAMPLES



The following examples demonstrate the operation of the MarketLock feature:



EXAMPLE 1:



Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000, and that you make no additional Gross Purchase Payments and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $105,000.



Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the MAV Benefit Base (5% X $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your first contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years.



EXAMPLE 2:



Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000, and that you make no additional Gross Purchase Payments and no withdrawals before the seventh contract anniversary. Assume that your

Contract anniversary values and MAV Benefit Bases are as follows:


------------------------------------------------------------------------------
                                                                     LIFETIME
                                               MAXIMUM               MAXIMUM
                                                ANNUAL    MINIMUM     ANNUAL
      CONTRACT         CONTRACT      MAV      WITHDRAWAL WITHDRAWAL WITHDRAWAL
     ANNIVERSARY        VALUE    BENEFIT BASE   AMOUNT     PERIOD     AMOUNT
------------------------------------------------------------------------------
         1st           $105,000   $105,000      $5,250       20       $5,250
------------------------------------------------------------------------------
         2nd           $115,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         4th           $110,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         5th           $120,000   $120,000      $6,000       20       $6,000
------------------------------------------------------------------------------
         6th           $120,000   $120,000      $6,000       20       $6,000
------------------------------------------------------------------------------
         7th           $120,000   $120,000      $8,400     14.28      $6,000
------------------------------------------------------------------------------



On your seventh contract anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your seventh contract anniversary is 7% of the MAV Benefit Base (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your seventh contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14 years, plus $2,400 in the last Benefit Year. If you are age 65 or older, you may take annual withdrawals up to $6,000 (5% X $120,000) for life.



EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT:



Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals prior to the seventh contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your eighth contract year, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). However, if you are age 65 or older, your lifetime Maximum Annual Withdrawal Amount remains at $6,000. Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, you may take withdrawals of up to $8,400 annually over a minimum of 13 years, plus $6,300 in the last Benefit Year.



EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:



Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals before the seventh contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. Also assume that during your eighth contract year, after your seventh contract anniversary, your contract value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400. Your contract value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations, as follows: For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we determine the proportion by which the contract value was reduced by the Excess Withdrawal ($3,288/$109,600 = 3%). Then we reduce $111,600 by that proportion (3%) which equals $108,252. Your MAV Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your Maximum Annual Withdrawal Amount for the following year is your MAV Benefit Base divided by your Minimum Withdrawal Period ($108,252/13.28), which equals $8,151.50. Therefore, you may take withdrawals of up to $8,151.50 annually over a minimum of 13 years, plus $2,282.42 in the last Benefit Year. Since the withdrawal is greater than your lifetime Maximum Annual Withdrawal Amount ($6,000), lifetime withdrawals are no longer available.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  APPENDIX D - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 1,
                                      2008

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Company's insurance policy obligations for individual and group contracts issued prior to January 31, 2008 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. The Statement of Additional Information contains more information regarding these arrangements.



GUARANTEE OF INSURANCE OBLIGATIONS



As of January 31, 2008 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.



American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.



The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at (800) 99NY-SUN.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris(II) A-Class Platinum Series Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to:  First SunAmerica Life Insurance Company, Annuity Service
   Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                     STATEMENT OF ADDITIONAL INFORMATION

                INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              IN CONNECTION WITH

                         FS VARIABLE SEPARATE ACCOUNT
              POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, May 1, 2008, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 99NY-SUN or writing Us at:




                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299




                                  May 1, 2008

                               TABLE OF CONTENTS


                                                                       PAGE
                                                                       ----
Separate Account.....................................................     3

General Account......................................................     3

Support Agreement Between the Company and AIG........................     4

Performance Data.....................................................     4

Annuity Income Payments..............................................     8

Annuity Unit Values..................................................     8

Taxes................................................................    11

Broker-Dealer Firms Receiving Revenue Sharing Payments...............    21

Distribution of Contracts............................................    22

Financial Statements.................................................    22

                               SEPARATE ACCOUNT

      FS Variable Separate Account ("Separate Account") was originally established by First SunAmerica Life Insurance Company (the "Company") under New York law on September 9, 1994. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance and life insurance and retirement services, financial services and asset management. The Company is a New York-domiciled life insurance company principally engaged in the business of writing annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

      The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

      The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios ("Underlying Funds"). The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

      The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

      Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                 GENERAL ACCOUNT

      The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

      The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.


                               PERFORMANCE DATA

      From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

      In addition, the Separate Account may advertise "total return" data for its Variable Portfolios. A Variable Portfolio is a subaccount of the Separate Account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

CASH MANAGEMENT PORTFOLIO

      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV-SV-CMF)/(SV)

      where:

SV. =   value of one Accumulation Unit at the start of a 7 day period
EV. =   value of one Accumulation Unit at the end of the 7 day period
CMF = an allocated portion of the $30 annual contract maintenance fee, prorated for 7 days

      The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

      The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

      Effective Yield = [(Base Period Return + 1) 365/7 - 1]

      For the seven day period ended December 31, 2002, the effective yield for the Cash Management Portfolio was -0.51%. The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account compute their performance data as "total return."

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

         P(1+T)(n) = ERV

         where:

         P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).

      Standardized performance for the Variable Portfolios available in this contract reflect total returns using the three year surrender charge schedule.

      The total return figures reflect the effect of both non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the corresponding Underlying Funds of the Trusts, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each Underlying Fund. In some cases a particular Variable Portfolio may have been available in another contract funded through this Separate Account. If the Variable Portfolio was included in this Separate Account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date of the contracts were first offered to the public (which will reflect the effect of charges and expenses imposed under the contracts). The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


      We may, from time to time, advertise other variations of performance along with the standardized performance as described above. These rates of return do not reflect election of the optional features. As a fee is charged for optional features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.


Portfolio Allocator Sample Portfolio Performance

      Please note, certain broker-dealers offer asset allocation models or sample portfolios that are different from the Portfolio Allocator Models. The performance information described below for the Portfolio Allocator Models is also applicable to the asset allocation models and sample portfolios.

      The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

      Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

      The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be complete redemption at the end of the period in question.

        P (1+T) (n) = ERV

        P = contract value at the beginning of period n

        T = average annual total return for the period in question

        n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

        ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

      The initial Annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Annuity Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Annuity Income Payment remains constant for the second and subsequent monthly variable Annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

      For fixed Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is the same as that determined above for the first monthly payment.

      For variable Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Annuity Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

NIF =   ($11.46/$11.44)
    =   1.00174825

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)/(1/12)/] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

      To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on Our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

      The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

      P's first variable Income Payment is determined from annuity factor tables, using the information assumed above. From the tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $4.79 (Option 4 tables, male Annuitant age 60 at the Annuity Date annuitizing in 2010) by the result of dividing P's account value by $1,000:

             First Payment = $4.79 x ($116,412.31/$1,000) = $557.61

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $557.61/$13.256932 = 42.062143

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 42.062143 x $13.327695 = $560.59

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.


                                      TAXES
                                      -----

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

         o   after attainment of age 59 1/2;

         o   when paid to your beneficiary after you die;

         o   after you become disabled (as defined in the IRC);

         o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

         o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

         o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

         o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

         o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

         o for payment of health insurance if you are unemployed and meet certain requirements;

         o   distributions from IRAs for higher education expenses;

         o   distributions from IRAs for first home purchases;

         o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.


DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-qualified variable annuity contracts. These requirements generally do not apply to qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.


TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)


TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan;
(3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account THAT IS NOT PART OF THE EMPLOYER'S 403(b) PLAN (OTHER THAN A TRANSFER TO A CONTRACT OR CUSTODIAL ACCOUNT IN A DIFFERENT PLAN), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the TRANSFER would be considered a "failed" TRANSFER that is subject to tax. Additional guidance issued by the IRS generally permits a failed TRANSFER to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is PART OF THE EMPLOYER'S 403(b) PLAN or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.


QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from qualified contracts.


(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2008 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2008 may not exceed the lesser of $46,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $85,000, your contribution may be fully deductible; if your income is between $85,000 and $95,000, your contribution may be partially deductible and if your income is $95,000 or more, your contribution may not be deductible. If you are single and your income is less than $53,000, your contribution may be fully deductible; if your income is between $53,000 and $63,000, your contribution may be partially deductible and if your income is $63,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.


(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $169,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2007, from AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Advantage Capital Corporation
A.G. Edwards & Sons, Inc.
AIG Financial Advisors
American General Securities
AmTrust Investment Services, Inc.
BancWest Investment Services, Inc.
Citigroup Global Markets Inc.
CCO Investment Services Corp.
Compass Brokerage, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Ferris, Baker Watts Incorporated
First Citizens Investor Services, Inc.
First Financial Securities, Inc.
FSC Securities Corp.
Jefferson Pilot Securities Corporation
J.J.B. Hilliard, W.L. Lyons, Inc.
KNBT Securities, Inc.
LaSalle Financial Services, Inc.
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Mutual Service Corporation
NFP Securities, Inc.
RBC Capital Markets Corporation
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securities America, Inc.
UBS Financial Services Inc.
Uvest Financial Services Inc.
WAMU Investments, Inc.
Wescom Financial Services
Vision Investment Services, Inc.

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                           DISTRIBUTION OF CONTRACTS
                           -------------------------

      The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, formerly known as the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS
                              --------------------

      The following financial statements of FS Variable Separate Account are included in this Statement of Additional Information:

     -   Report of Independent Registered Public Accounting Firm
     -   Statement of Assets and Liabilities as of December 31, 2007
     -   Schedule of Portfolio Investments as of December 31, 2007
     -   Statement of Operations for the year ended December 31, 2007
     - Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006
     -   Notes to Financial Statements


The following financial statements of First SunAmerica Life Insurance Company are included in this Statement of Additional Information:

     -   Report of Independent Registered Public Accounting Firm
     -   Balance Sheet as of December 31, 2007 and 2006
     - Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005
     - Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005
     -   Notes to Financial Statements


The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2007 AND 2006

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2007 AND 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm...................     1
Statement of Assets and Liabilities, December 31, 2007....................     2
Schedule of Portfolio Investments, December 31, 2007......................    17
Statement of Operations, for the year ended December 31, 2007.............    18
Statement of Changes in Net Assets, for the year ended December 31, 2007..    31
Statement of Changes in Net Assets, for the year ended December 31, 2006..    44
Notes to Financial Statements.............................................    57

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 2007, the results of their operations for the periods indicated, and the changes in each of their net assets for each of the two years in the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2008

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                                          Government
                                                                             and
                                                  Asset       Capital      Quality
                                               Allocation  Appreciation     Bond                        Natural Resources
                                                Portfolio    Portfolio    Portfolio   Growth Portfolio      Portfolio
                                                (Class 1)    (Class 1)    (Class 1)       (Class 1)         (Class 1)
                                               ----------  ------------  -----------  ----------------  -----------------
Assets:
   Investments in Trusts, at net asset value   $8,441,259   $23,633,281  $14,162,953     $11,517,240        $9,382,357
   Dividends receivable                                 0             0            0               0                 0
                                               ----------   -----------  -----------     -----------        ----------
      Total assets                             $8,441,259   $23,633,281  $14,162,953     $11,517,240        $9,382,357
                                               ==========   ===========  ===========     ===========        ==========
Liabilities:                                            0             0            0               0                 0
                                               ----------   -----------  -----------     -----------        ----------
Net assets:                                    $8,441,259   $23,633,281  $14,162,953     $11,517,240        $9,382,357
                                               ==========   ===========  ===========     ===========        ==========
   Accumulation units                          $8,404,476   $23,509,512  $13,983,266     $11,439,093        $9,382,357
   Contracts in payout (annuitization) period      36,783       123,769      179,687          78,147                 0
                                               ----------   -----------  -----------     -----------        ----------
      Total net assets:                        $8,441,259   $23,633,281  $14,162,953     $11,517,240        $9,382,357
                                               ==========   ===========  ===========     ===========        ==========
Accumulation units outstanding:                   312,307       431,219      774,986         309,303           140,008
                                               ==========   ===========  ===========     ===========        ==========



                                                                                       Government and
                                               Asset Allocation  Capital Appreciation   Quality Bond
                                                   Portfolio           Portfolio          Portfolio    Growth Portfolio
                                                   (Class 3)           (Class 3)          (Class 3)        (Class 3)
                                               ----------------  --------------------  --------------  ----------------
Assets:
   Investments in Trusts, at net asset value      $2,865,079          $20,055,223        $23,995,800      $10,375,610
   Dividends receivable                                    0                    0                  0                0
                                                  ----------          -----------        -----------      -----------
      Total assets                                $2,865,079          $20,055,223        $23,995,800      $10,375,610
                                                  ==========          ===========        ===========      ===========
Liabilities:                                               0                    0                  0                0
                                                  ----------          -----------        -----------      -----------
Net assets:                                       $2,865,079          $20,055,223        $23,995,800      $10,375,610
                                                  ==========          ===========        ===========      ===========
   Accumulation units                             $2,865,079          $20,055,223        $23,995,800      $10,375,610
   Contracts in payout (annuitization) period              0                    0                  0                0
                                                  ----------          -----------        -----------      -----------
      Total net assets:                           $2,865,079          $20,055,223        $23,995,800      $10,375,610
                                                  ==========          ===========        ===========      ===========
Accumulation units outstanding:                      107,800              415,143          1,343,538          283,565
                                                  ==========          ===========        ===========      ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (Continued)

                                               Natural Resources  Aggressive Growth  Alliance Growth   Balanced   Blue Chip Growth
                                                   Portfolio          Portfolio         Portfolio      Portfolio      Portfolio
                                                   (Class 3)          (Class 1)         (Class 1)      (Class 1)      (Class 1)
                                               -----------------  -----------------  ---------------  ----------  ----------------
Assets:
   Investments in Trusts, at net asset value       $8,543,766         $5,378,067       $22,663,561    $6,652,880     $2,022,555
   Dividends receivable                                     0                  0                 0             0              0
                                                   ----------         ----------       -----------    ----------     ----------
      Total assets                                 $8,543,766         $5,378,067       $22,663,561    $6,652,880     $2,022,555
                                                   ==========         ==========       ===========    ==========     ==========
Liabilities:                                                0                  0                 0             0              0
                                                   ----------         ----------       -----------    ----------     ----------
Net assets:                                        $8,543,766         $5,378,067       $22,663,561    $6,652,880     $2,022,555
                                                   ==========         ==========       ===========    ==========     ==========
   Accumulation units                               8,543,766          5,317,372        22,453,942     6,642,754      2,022,555
   Contracts in payout (annuitization) period               0             60,695           209,619        10,126              0
                                                   ----------         ----------       -----------    ----------     ----------
      Total net assets:                            $8,543,766         $5,378,067       $22,663,561    $6,652,880     $2,022,555
                                                   ==========         ==========       ===========    ==========     ==========
Accumulation units outstanding:                       136,467            311,668           605,572       390,821        283,134
                                                   ==========         ==========       ===========    ==========     ==========

                                               Capital Growth  Cash Management  Corporate Bond  Davis Venture Value
                                                  Portfolio       Portfolio        Portfolio         Portfolio
                                                  (Class 1)       (Class 1)        (Class 1)         (Class 1)
                                               --------------  ---------------  --------------  -------------------
Assets:
   Investments in Trusts, at net asset value     $1,025,914      $11,560,079      $7,018,427        $40,562,908
   Dividends receivable                                   0                0               0                  0
                                                 ----------      -----------      ----------        -----------
      Total assets                               $1,025,914      $11,560,079      $7,018,427        $40,562,908
                                                 ==========      ===========      ==========        ===========
Liabilities:                                              0                0               0                  0
                                                 ----------      -----------      ----------        -----------
Net assets:                                      $1,025,914      $11,560,079      $7,018,427        $40,562,908
                                                 ==========      ===========      ==========        ===========
   Accumulation units                             1,025,914       11,518,326       6,923,792         40,307,408
   Contracts in payout (annuitization) period             0           41,753          94,635            255,500
                                                 ----------      -----------      ----------        -----------
      Total net assets:                          $1,025,914      $11,560,079      $7,018,427        $40,562,908
                                                 ==========      ===========      ==========        ===========
Accumulation units outstanding:                     112,149          838,478         376,365            998,715
                                                 ==========      ===========      ==========        ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (Continued)


                                               "Dogs" of Wall Street  Emerging Markets  Equity Opportunities     Fundamental
                                                      Portfolio           Portfolio          Portfolio        Growth Portfolio
                                                     (Class 1)            (Class 1)          (Class 1)           (Class 1)
                                               ---------------------  ----------------  --------------------  ----------------
Assets:
   Investments in Trusts, at net asset value         $2,042,844          $9,186,700          $5,963,389          $6,025,255
   Dividends receivable                                       0                   0                   0                   0
                                                     ----------          ----------          ----------          ----------
      Total assets                                   $2,042,844          $9,186,700          $5,963,389          $6,025,255
                                                     ==========          ==========          ==========          ==========
Liabilities:                                                  0                   0                   0                   0
                                                     ----------          ----------          ----------          ----------
Net assets:                                          $2,042,844          $9,186,700          $5,963,389          $6,025,255
                                                     ==========          ==========          ==========          ==========
   Accumulation units                                 2,042,752           8,976,803           5,881,933           6,022,066
   Contracts in payout (annuitization) period                92             209,897              81,456               3,189
                                                     ----------          ----------          ----------          ----------
      Total net assets:                              $2,042,844          $9,186,700          $5,963,389          $6,025,255
                                                     ==========          ==========          ==========          ==========
Accumulation units outstanding:                         161,862             343,033             289,893             279,353
                                                     ==========          ==========          ==========          ==========

                                                                                Growth
                                               Global Bond  Global Equities  Opportunities                           High-Yield Bond
                                                Portfolio      Portfolio       Portfolio    Growth-Income Portfolio     Portfolio
                                                (Class 1)      (Class 1)       (Class 1)           (Class 1)            (Class 1)
                                               -----------  ---------------  -------------  -----------------------  ---------------
Assets:
   Investments in Trusts, at net asset value    $3,229,381     $5,706,422       $950,205          $19,342,480           $9,189,786
   Dividends receivable                                  0              0              0                    0                    0
                                                ----------     ----------       --------          -----------           ----------
      Total assets                              $3,229,381     $5,706,422       $950,205          $19,342,480           $9,189,786
                                                ==========     ==========       ========          ===========           ==========
Liabilities:                                             0              0              0                    0                    0
                                                ----------     ----------       --------          -----------           ----------
Net assets:                                     $3,229,381     $5,706,422       $950,205          $19,342,480           $9,189,786
                                                ==========     ==========       ========          ===========           ==========
   Accumulation units                            3,191,227      5,690,765        950,205           19,275,456            9,182,019
   Contracts in payout (annuitization) period       38,154         15,657              0               67,024                7,767
                                                ----------     ----------       --------          -----------           ----------
      Total net assets:                         $3,229,381     $5,706,422       $950,205          $19,342,480           $9,189,786
                                                ==========     ==========       ========          ===========           ==========
Accumulation units outstanding:                    163,504        215,330        139,965              558,140              436,769
                                                ==========     ==========       ========          ===========           ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (Continued)

                                                                                  MFS
                                               International  International  Massachusetts      MFS
                                                Diversified     Growth &       Investors       Total       Mid-Cap
                                                 Equities        Income          Trust        Return       Growth
                                                 Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                                 (Class 1)      (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                               -------------  -------------  -------------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value     $7,707,529     $9,970,653     $7,771,754   $16,180,092  $4,877,307
   Dividends receivable                                   0              0              0             0           0
                                                 ----------     ----------     ----------   -----------  ----------
      Total assets                               $7,707,529     $9,970,653     $7,771,754   $16,180,092  $4,877,307
                                                 ==========     ==========     ==========   ===========  ==========
Liabilities:                                              0              0              0             0           0
                                                 ----------     ----------     ----------   -----------  ----------
Net assets:                                      $7,707,529     $9,970,653     $7,771,754   $16,180,092  $4,877,307
                                                 ==========     ==========     ==========   ===========  ==========
   Accumulation units                             7,646,268      9,936,376      7,716,094    16,050,391   4,875,821
   Contracts in payout (annuitization) period        61,261         34,277         55,660       129,701       1,486
                                                 ----------     ----------     ----------   -----------  ----------
      Total net assets:                          $7,707,529     $9,970,653     $7,771,754   $16,180,092  $4,877,307
                                                 ==========     ==========     ==========   ===========  ==========
Accumulation units outstanding:                     465,852        499,348        303,773       560,824     388,873
                                                 ==========     ==========     ==========   ===========  ==========

                                                                                    Worldwide
                                                  Real                   Telecom      High
                                                 Estate    Technology    Utility     Income
                                                Portfolio   Portfolio   Portfolio   Portfolio
                                                (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                               ----------  ----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value   $4,886,772   $785,794   $2,152,052  $2,724,530
   Dividends receivable                                 0          0            0           0
                                               ----------   --------   ----------  ----------
      Total assets                             $4,886,772   $785,794   $2,152,052  $2,724,530
                                               ==========   ========   ==========  ==========
Liabilities:                                            0          0            0           0
                                               ----------   --------   ----------  ----------
Net assets:                                    $4,886,772   $785,794   $2,152,052  $2,724,530
                                               ==========   ========   ==========  ==========
   Accumulation units                           4,882,195    785,794    2,131,097   2,647,728
   Contracts in payout (annuitization) period       4,577          0       20,955      76,802
                                               ----------   --------   ----------  ----------
      Total net assets:                        $4,886,772   $785,794   $2,152,052  $2,724,530
                                               ==========   ========   ==========  ==========
Accumulation units outstanding:                   183,435    272,152      118,963     122,457
                                               ==========   ========   ==========  ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (Continued)

                                                                         American    American
                                                                           Funds       Funds     American
                                                                           Asset      Global       Funds
                                               Aggressive    Alliance   Allocation    Growth      Growth
                                                 Growth       Growth       SAST        SAST        SAST
                                                Portfolio   Portfolio    Portfolio   Portfolio   Portfolio
                                                (Class 3)   (Class 3)    (Class 3)   (Class 3)   (Class 3)
                                               ----------  -----------  ----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value   $1,871,727  $12,940,033   $671,855   $2,144,751  $1,943,365
   Dividends receivable                                 0            0          0            0           0
                                               ----------  -----------   --------   ----------  ----------
      Total assets                             $1,871,727  $12,940,033   $671,855   $2,144,751  $1,943,365
                                               ==========  ===========   ========   ==========  ==========
Liabilities:                                            0            0          0            0           0
                                               ----------  -----------   --------   ----------  ----------
Net assets:                                    $1,871,727  $12,940,033   $671,855   $2,144,751  $1,943,365
                                               ==========  ===========   ========   ==========  ==========
   Accumulation units                           1,871,727   12,940,033    671,855    2,144,751   1,943,365
   Contracts in payout (annuitization) period           0            0          0            0           0
                                               ----------  -----------   --------   ----------  ----------
      Total net assets:                        $1,871,727  $12,940,033   $671,855   $2,144,751  $1,943,365
                                               ==========  ===========   ========   ==========  ==========
Accumulation units outstanding:                   110,612      364,831     60,994      176,891     165,497
                                               ==========  ===========   ========   ==========  ==========

                                                  American
                                                   Funds                     Blue
                                               Growth-Income                 Chip       Capital
                                                   SAST        Balanced     Growth      Growth
                                                 Portfolio     Portfolio   Portfolio   Portfolio
                                                 (Class 3)     (Class 3)   (Class 3)   (Class 3)
                                               -------------  ----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value     $2,938,575   $1,067,741  $1,639,385  $1,981,845
   Dividends receivable                                   0            0           0           0
                                                 ----------   ----------  ----------  ----------
      Total assets                               $2,938,575   $1,067,741  $1,639,385  $1,981,845
                                                 ==========   ==========  ==========  ==========
Liabilities:                                              0            0           0           0
                                                 ----------   ----------  ----------  ----------
Net assets:                                      $2,938,575   $1,067,741  $1,639,385  $1,981,845
                                                 ==========   ==========  ==========  ==========
   Accumulation units                             2,938,575    1,067,741   1,639,385   1,981,845
   Contracts in payout (annuitization) period             0            0           0           0
                                                 ----------   ----------  ----------  ----------
      Total net assets:                          $2,938,575   $1,067,741  $1,639,385  $1,981,845
                                                 ==========   ==========  ==========  ==========
Accumulation units outstanding:                     270,753       63,949     233,074     220,270
                                                 ==========   ==========  ==========  ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (Continued)

                                                                           Davis       "Dogs"
                                                  Cash      Corporate     Venture      of Wall    Emerging
                                               Management     Bond         Value       Street      Markets
                                                Portfolio   Portfolio    Portfolio    Portfolio   Portfolio
                                                (Class 3)   (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                               ----------  -----------  -----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value   $8,999,290  $14,478,797  $26,666,455  $1,190,708  $9,414,141
   Dividends receivable                                 0            0            0           0           0
                                               ----------  -----------  -----------  ----------  ----------
      Total assets                             $8,999,290  $14,478,797  $26,666,455  $1,190,708  $9,414,141
                                               ==========  ===========  ===========  ==========  ==========
Liabilities:                                            0            0            0           0           0
                                               ----------  -----------  -----------  ----------  ----------
Net assets:                                    $8,999,290  $14,478,797  $26,666,455  $1,190,708  $9,414,141
                                               ==========  ===========  ===========  ==========  ==========
   Accumulation units                           8,925,406   14,478,797   26,666,455   1,190,708   9,414,141
   Contracts in payout (annuitization) period      73,884            0            0           0           0
                                               ----------  -----------  -----------  ----------  ----------
      Total net assets:                        $8,999,290  $14,478,797  $26,666,455  $1,190,708  $9,414,141
                                               ==========  ===========  ===========  ==========  ==========
Accumulation units outstanding:                   664,280      800,282      690,684      95,823     357,660
                                               ==========  ===========  ===========  ==========  ==========

                                                  Equity        Foreign    Fundamental    Global
                                               Opportunities     Value       Growth        Bond
                                                 Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                               -------------  -----------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value     $2,354,023   $19,274,063   $2,713,773  $2,710,602
   Dividends receivable                                   0             0            0           0
                                                 ----------   -----------   ----------  ----------
      Total assets                               $2,354,023   $19,274,063   $2,713,773  $2,710,602
                                                 ==========   ===========   ==========  ==========
Liabilities:                                              0             0            0           0
                                                 ----------   -----------   ----------  ----------
Net assets:                                      $2,354,023   $19,274,063   $2,713,773  $2,710,602
                                                 ==========   ===========   ==========  ==========
   Accumulation units                             2,354,023    19,274,063    2,713,773   2,710,602
   Contracts in payout (annuitization) period             0             0            0           0
                                                 ----------   -----------   ----------  ----------
      Total net assets:                          $2,354,023   $19,274,063   $2,713,773  $2,710,602
                                                 ==========   ===========   ==========  ==========
Accumulation units outstanding:                     118,136       873,777      129,053     143,376
                                                 ==========   ===========   ==========  ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007
                                  (Continued)


                                                                                                   International
                                                 Global        Growth       Growth-    High-Yield   Diversified
                                                Equities   Opportunities    Income        Bond        Equities
                                                Portfolio    Portfolio     Portfolio   Portfolio     Portfolio
                                                (Class 3)    (Class 3)     (Class 3)   (Class 3)     (Class 3)
                                               ----------  -------------  ----------  -----------  -------------
Assets:
   Investments in Trusts, at net asset value   $2,163,754     $2,253,282  $1,095,140   $2,620,994    $15,550,936
   Dividends receivable                                 0              0           0            0              0
                                               ----------     ----------  ----------   ----------    -----------
      Total assets                             $2,163,754     $2,253,282  $1,095,140   $2,620,994    $15,550,936
                                               ==========     ==========  ==========   ==========    ===========
Liabilities:                                            0              0           0            0              0
                                               ----------     ----------  ----------   ----------    -----------
Net assets:                                    $2,163,754     $2,253,282  $1,095,140   $2,620,994    $15,550,936
                                               ==========     ==========  ==========   ==========    ===========
   Accumulation units                           2,163,754      2,253,282   1,095,140    2,620,994     15,550,936
   Contracts in payout (annuitization) period           0              0           0            0              0
                                               ----------     ----------  ----------   ----------    -----------
      Total net assets:                        $2,163,754     $2,253,282  $1,095,140   $2,620,994    $15,550,936
                                               ==========     ==========  ==========   ==========    ===========
Accumulation units outstanding:                    84,281        337,741      33,320      131,880        955,430
                                               ==========     ==========  ==========   ==========    ===========

                                                                               MFS
                                               International    Marsico   Massachusetts
                                                  Growth &      Focused     Investors     MFS Total
                                                   Income       Growth        Trust        Return
                                                 Portfolio     Portfolio    Portfolio     Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)     (Class 3)
                                               -------------  ----------  -------------  ----------
Assets:
   Investments in Trusts, at net asset value     $9,892,263   $2,046,151     $2,816,753  $9,485,470
   Dividends receivable                                   0            0              0           0
                                                 ----------   ----------     ----------  ----------
      Total assets                               $9,892,263   $2,046,151     $2,816,753  $9,485,470
                                                 ==========   ==========     ==========  ==========
Liabilities:                                              0            0              0           0
                                                 ----------   ----------     ----------  ----------
Net assets:                                      $9,892,263   $2,046,151     $2,816,753  $9,485,470
                                                 ==========   ==========     ==========  ==========
   Accumulation units                             9,892,263    2,046,151      2,816,753   9,485,470
   Contracts in payout (annuitization) period             0            0              0           0
                                                 ----------   ----------     ----------  ----------
      Total net assets:                          $9,892,263   $2,046,151     $2,816,753  $9,485,470
                                                 ==========   ==========     ==========  ==========
Accumulation units outstanding:                     510,221      152,550        112,084     354,932
                                                 ==========   ==========     ==========  ==========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007
                                  (Continued)

                                                                          Small &       Small
                                                 Mid-Cap                  Mid Cap      Company
                                                 Growth    Real Estate     Value        Value    Technology
                                                Portfolio   Portfolio    Portfolio    Portfolio   Portfolio
                                                (Class 3)   (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                               ----------  -----------  -----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value   $5,538,114   $6,732,627  $12,246,053  $3,061,885  $1,270,937
   Dividends receivable                                 0            0            0           0           0
                                               ----------   ----------  -----------  ----------  ----------
      Total assets                             $5,538,114   $6,732,627  $12,246,053  $3,061,885  $1,270,937
                                               ==========   ==========  ===========  ==========  ==========
Liabilities:                                            0            0            0           0           0
                                               ----------   ----------  -----------  ----------  ----------
Net assets:                                    $5,538,114   $6,732,627  $12,246,053  $3,061,885  $1,270,937
                                               ==========   ==========  ===========  ==========  ==========
   Accumulation units                           5,538,114    6,732,627   12,246,053   3,061,885   1,270,937
   Contracts in payout (annuitization) period           0            0            0           0           0
                                               ----------   ----------  -----------  ----------  ----------
      Total net assets:                        $5,538,114   $6,732,627  $12,246,053  $3,061,885  $1,270,937
                                               ==========   ==========  ===========  ==========  ==========
Accumulation units outstanding:                   451,523      257,567      676,262     329,965     448,012
                                               ==========   ==========  ===========  ==========  ==========

                                                          Worldwide
                                                Telecom      High                   Growth
                                                Utility     Income    Comstock    and Income
                                               Portfolio  Portfolio   Portfolio   Portfolio
                                               (Class 3)  (Class 3)  (Class II)   (Class II)
                                               ---------  ---------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value    $412,381   $755,443  $5,687,439  $16,921,569
   Dividends receivable                                0          0           0            0
                                                --------   --------  ----------  -----------
      Total assets                              $412,381   $755,443  $5,687,439  $16,921,569
                                                ========   ========  ==========  ===========
Liabilities:                                           0          0           0            0
                                                --------   --------  ----------  -----------
Net assets:                                     $412,381   $755,443  $5,687,439  $16,921,569
                                                ========   ========  ==========  ===========
   Accumulation units                            412,381    755,443   5,687,439   16,921,569
   Contracts in payout (annuitization) period          0          0           0            0
                                                --------   --------  ----------  -----------
      Total net assets:                         $412,381   $755,443  $5,687,439  $16,921,569
                                                ========   ========  ==========  ===========
Accumulation units outstanding:                   23,105     35,044     413,084    1,091,833
                                                ========   ========  ==========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007
                                  (Continued)

                                                Strategic   Diversified     Equity
                                                 Growth    International    Income      Growth    Income
                                                Portfolio     Account      Account I   Account    Account
                                               (Class II)    (Class 2)     (Class 2)  (Class 2)  (Class 2)
                                               ----------  -------------  ----------  ---------  ---------
Assets:
   Investments in Trusts, at net asset value     $684,414     $889,460    $2,681,738   $135,137   $607,656
   Dividends receivable                                 0            0             0          0          0
                                                 --------     --------    ----------   --------   --------
      Total assets                               $684,414     $889,460    $2,681,738   $135,137   $607,656
                                                 ========     ========    ==========   ========   ========
Liabilities:                                            0            0             0          0          0
                                                 --------     --------    ----------   --------   --------
Net assets:                                      $684,414     $889,460    $2,681,738   $135,137   $607,656
                                                 ========     ========    ==========   ========   ========
   Accumulation units                             684,414      889,460     2,681,738    135,137    607,656
   Contracts in payout (annuitization) period           0            0             0          0          0
                                                 --------     --------    ----------   --------   --------
      Total net assets:                          $684,414     $889,460    $2,681,738   $135,137   $607,656
                                                 ========     ========    ==========   ========   ========
Accumulation units outstanding:                    60,494      101,696       252,964     15,727     81,716
                                                 ========     ========    ==========   ========   ========

                                               LargeCap     MidCap      Money     Mortgage
                                                 Blend       Stock      Market   Securities
                                                Account     Account    Account     Account
                                               (Class 2)   (Class 2)  (Class 2)   (Class 2)
                                               ---------  ----------  ---------  ----------
Assets:
   Investments in Trusts, at net asset value    $173,866  $2,474,987   $196,453     $6,937
   Dividends receivable                                0           0          0          0
                                                --------  ----------   --------     ------
      Total assets                              $173,866  $2,474,987   $196,453     $6,937
                                                ========  ==========   ========     ======
Liabilities:                                           0           0          0          0
                                                --------  ----------   --------     ------
Net assets:                                     $173,866  $2,474,987   $196,453     $6,937
                                                ========  ==========   ========     ======
   Accumulation units                            173,866   2,474,987    196,453      6,937
   Contracts in payout (annuitization) period          0           0          0          0
                                                --------  ----------   --------     ------
      Total net assets:                         $173,866  $2,474,987   $196,453     $6,937
                                                ========  ==========   ========     ======
Accumulation units outstanding:                   24,305     259,847     32,902      1,013
                                                ========  ==========   ========     ======

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007
                                  (Continued)

                                               Real Estate                SAM Conservative                    SAM Flexible
                                                Securities  SAM Balanced      Balanced      SAM Conservative     Income
                                                 Account      Portfolio       Portfolio     Growth Portfolio    Portfolio
                                                (Class 2)     (Class 2)       (Class 2)         (Class 2)       (Class 2)
                                               -----------  ------------  ----------------  ----------------  ------------
Assets:
   Investments in Trusts, at net asset value     $53,689     $15,150,651     $1,498,961        $3,201,477      $2,242,137
   Dividends receivable                                0               0              0                 0               0
                                                 -------     -----------     ----------        ----------      ----------
      Total assets                               $53,689     $15,150,651     $1,498,961        $3,201,477      $2,242,137
                                                 =======     ===========     ==========        ==========      ==========
Liabilities:                                           0               0              0                 0               0
                                                 -------     -----------     ----------        ----------      ----------
Net assets:                                      $53,689     $15,150,651     $1,498,961        $3,201,477      $2,242,137
                                                 =======     ===========     ==========        ==========      ==========
   Accumulation units                             53,689      15,150,651      1,498,961         3,201,477       2,242,137
   Contracts in payout (annuitization) period          0               0              0                 0               0
                                                 -------     -----------     ----------        ----------      ----------
      Total net assets:                          $53,689     $15,150,651     $1,498,961        $3,201,477      $2,242,137
                                                 =======     ===========     ==========        ==========      ==========
Accumulation units outstanding:                    3,152       1,428,804        197,468           282,321         265,234
                                                 =======     ===========     ==========        ==========      ==========


                                                 SAM Strategic   Short-Term Income  SmallCap Growth  West Coast Equity
                                               Growth Portfolio       Account           Account           Account
                                                   (Class 2)         (Class 2)         (Class 2)         (Class 2)
                                               ----------------  -----------------  ---------------  -----------------
Assets:
   Investments in Trusts, at net asset value       $535,497           $28,500           $148,801         $1,000,412
   Dividends receivable                                   0                 0                  0                  0
                                                   --------           -------           --------         ----------
      Total assets                                 $535,497           $28,500           $148,801         $1,000,412
                                                   ========           =======           ========         ==========
Liabilities:                                              0                 0                  0                  0
                                                   --------           -------           --------         ----------
Net assets:                                        $535,497           $28,500           $148,801         $1,000,412
                                                   ========           =======           ========         ==========
   Accumulation units                               535,497            28,500            148,801          1,000,412
   Contracts in payout (annuitization) period             0                 0                  0                  0
                                                   --------           -------           --------         ----------
      Total net assets:                            $535,497           $28,500           $148,801         $1,000,412
                                                   ========           =======           ========         ==========
Accumulation units outstanding:                      42,686             4,211             21,484             76,526
                                                   ========           =======           ========         ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (Continued)

                                                Columbia High   Columbia Marsico     Asset       Global
                                                 Yield Fund,    Focused Equities  Allocation     Growth
                                               Variable Series   Fund, Variable      Fund         Fund     Growth Fund
                                                  (Class A)     Series (Class A)   (Class 2)   (Class 2)    (Class 2)
                                               ---------------  ----------------  ----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value       $229,122         $723,363      $1,605,242  $16,060,278  $15,810,039
   Dividends receivable                                   0                0               0            0            0
                                                   --------         --------      ----------  -----------  -----------
      Total assets                                 $229,122         $723,363      $1,605,242  $16,060,278  $15,810,039
                                                   ========         ========      ==========  ===========  ===========
Liabilities:                                              0                0               0            0            0
                                                   --------         --------      ----------  -----------  -----------
Net assets:                                        $229,122         $723,363      $1,605,242  $16,060,278  $15,810,039
                                                   ========         ========      ==========  ===========  ===========
   Accumulation units                               229,122          723,363       1,605,242   16,060,278   15,810,039
   Contracts in payout (annuitization) period             0                0               0            0            0
                                                   --------         --------      ----------  -----------  -----------
      Total net assets:                            $229,122         $723,363      $1,605,242  $16,060,278  $15,810,039
                                                   --------         --------      ----------  -----------  -----------
Accumulation units outstanding:                      14,454           54,249          91,779      651,852      706,773
                                                   ========         ========      ==========  ===========  ===========

                                                              Growth and    Mid Cap
                                               Growth-Income    Income       Value     MTB Large
                                                    Fund       Portfolio   Portfolio  Cap Growth
                                                 (Class 2)    (Class VC)  (Class VC)    Fund II
                                               -------------  ----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value    $18,755,270   $8,560,516   $246,502    $35,152
   Dividends receivable                                   0            0          0          0
                                                -----------   ----------   --------    -------
      Total assets                              $18,755,270   $8,560,516   $246,502    $35,152
                                                ===========   ==========   ========    =======
Liabilities:                                              0            0          0          0
                                                -----------   ----------   --------    -------
Net assets:                                     $18,755,270   $8,560,516   $246,502    $35,152
                                                ===========   ==========   ========    =======
   Accumulation units                            18,755,270    8,560,516    246,502     35,152
   Contracts in payout (annuitization) period             0            0          0          0
                                                -----------   ----------   --------    -------
      Total net assets:                         $18,755,270   $8,560,516   $246,502    $35,152
                                                -----------   ----------   --------    -------
Accumulation units outstanding:                     990,371      611,579     15,888      3,341
                                                ===========   ==========   ========    =======

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007
                                   (Continued)

                                                            MTB Managed      MTB Managed
                                               MTB Large  Allocation Fund  Allocation Fund
                                               Cap Value    - Aggressive      - Moderate
                                                Fund II      Growth II        Growth II
                                               ---------  ---------------  ---------------
Assets:
   Investments in Trusts, at net asset value    $172,372      $157,997         $100,206
   Dividends receivable                                0             0                0
                                                --------      --------         --------
      Total assets                              $172,372      $157,997         $100,206
                                                ========      ========         ========
Liabilities:                                           0             0                0
                                                --------      --------         --------
Net assets:                                     $172,372      $157,997         $100,206
                                                ========      ========         ========
   Accumulation units                            172,372       157,997          100,206
   Contracts in payout (annuitization) period          0             0                0
                                                --------      --------         --------
      Total net assets:                         $172,372      $157,997         $100,206
                                                ========      ========         ========
Accumulation units outstanding:                   17,764        15,150            9,653
                                                ========      ========         ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 0.85              Expenses of 1.52(1)            Expenses of 1.52(2)
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --        312,307   $       27.03             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --        431,219           54.81             --              --
   Government and Quality Bond
      Portfolio (Class 1)                           --              --        774,986           18.27             --              --
   Growth Portfolio (Class 1)                       --              --        309,303           37.23             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --        140,008           67.01             --              --
   Asset Allocation Portfolio (Class 3)             --              --         96,511           26.60          1,737           26.60
   Capital Appreciation Portfolio
      (Class 3)                                 66,264           17.79        281,987           54.16         10,722           54.16
   Government and Quality Bond
      Portfolio (Class 3)                       35,622           14.42        960,911           18.01         72,484           18.01
   Growth Portfolio (Class 3)                       --              --        225,865           36.76          8,440           36.76
   Natural Resources Portfolio
      (Class 3)                                  8,390           13.85         76,078           66.09          5,846           66.09

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --        311,668   $       17.25             --   $          --
   Alliance Growth Portfolio (Class 1)              --              --        605,572           37.42             --              --
   Balanced Portfolio (Class 1)                     --              --        390,821           17.02             --              --
   Blue Chip Growth Portfolio (Class 1)             --              --        283,134            7.14             --              --
   Capital Growth Portfolio (Class 1)               --              --        112,149            9.15             --              --
   Cash Management Portfolio (Class 1)              --              --        838,478           13.79             --              --
   Corporate Bond Portfolio (Class 1)               --              --        376,365           18.65             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --        998,715           40.62             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --        161,862           12.62             --              --
   Emerging Markets Portfolio (Class 1)             --              --        343,033           26.78             --              --
   Equity Opportunities Portfolio
      (Class 1)                                     --              --        289,893           20.57             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --        279,353           21.57             --              --
   Global Bond Portfolio (Class 1)                  --              --        163,504           19.75             --              --
   Global Equities Portfolio (Class 1)              --              --        215,330           26.50             --              --
   Growth Opportunities Portfolio
      (Class 1)                                     --              --        139,965            6.79             --              --
   Growth-Income Portfolio (Class 1)                --              --        558,140           34.65             --              --
   High-Yield Bond Portfolio (Class 1)              --              --        436,769           21.04             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --        465,852           16.54             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --        499,348           19.97             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --        303,773           25.58             --              --
   MFS Total Return Portfolio (Class 1)             --              --        560,824           28.85             --              --
   Mid-Cap Growth Portfolio (Class 1)               --              --        388,873           12.54             --              --
   Real Estate Portfolio (Class 1)                  --              --        183,435           26.64             --              --
   Technology Portfolio (Class 1)                   --              --        272,152            2.89             --              --
   Telecom Utility Portfolio (Class 1)              --              --        118,963           18.09             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --        122,457           22.25             --              --
   Aggressive Growth Portfolio
      (Class 3)                                     --              --         68,203           16.98         14,953           16.98
   Alliance Growth Portfolio (Class 3)          15,862            9.27        259,166           36.74         18,387           36.74
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                           --              --         11,531           11.02         41,210           11.02
   American Funds Global Growth SAST
      Portfolio (Class 3)                           --              --         68,891           12.14         48,691           12.14
   American Funds Growth SAST Portfolio
      (Class 3)                                     --              --         95,541           11.75         45,341           11.75
   American Funds Growth-Income SAST
      Portfolio (Class 3)                           --              --        142,521           10.86         76,476           10.86
   Balanced Portfolio (Class 3)                     --              --         44,976           16.76             22           16.76
   Blue Chip Growth Portfolio (Class 3)          2,528            6.89        170,908            7.05         20,370            7.05
   Capital Growth Portfolio (Class 3)            1,144            9.36        133,031            8.99         34,533            8.99
   Cash Management Portfolio (Class 3)           7,184           11.89        519,535           13.60          2,290           13.60
   Corporate Bond Portfolio (Class 3)           45,873           15.38        532,132           18.32         55,308           18.32
   Davis Venture Value Portfolio
      (Class 3)                                 38,351           16.31        499,345           40.00         24,153           40.00
   "Dogs" of Wall Street Portfolio
      (Class 3)                                    250           15.00         63,448           12.44         15,272           12.44
   Emerging Markets Portfolio (Class 3)          4,466           33.53        181,324           26.37         37,274           26.37
   Equity Opportunities Portfolio
      (Class 3)                                  5,067           13.26         92,387           20.26          3,106           20.26
   Foreign Value Portfolio (Class 3)            24,176           12.66        656,224           22.38         15,235           22.38
   Fundamental Growth Portfolio
      (Class 3)                                     --              --         66,527           21.24         25,050           21.24
   Global Bond Portfolio (Class 3)              16,009           14.75        100,927           19.47          7,864           19.47
   Global Equities Portfolio (Class 3)           2,100           12.02         50,744           26.06          9,031           26.06
   Growth Opportunities Portfolio
      (Class 3)                                     --              --        215,421            6.69         38,422            6.69
   Growth-Income Portfolio (Class 3)             1,815           11.37         28,056           34.12          2,257           34.12
   High-Yield Bond Portfolio (Class 3)          19,722           15.06        100,031           20.75            604           20.75
   International Diversified Equities
      Portfolio (Class 3)                        3,263           11.19        717,247           16.33         65,553           16.33
   International Growth & Income
      Portfolio (Class 3)                       23,652           16.07        308,080           19.63         61,681           19.63
   Marsico Focused Growth Portfolio
      (Class 3)                                  2,705           11.67        123,461           13.46         14,647           13.46
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                          656           12.01         94,181           25.25            235           25.25
   MFS Total Return Portfolio (Class 3)         49,296           16.46        245,814           28.44          3,987           28.44
   Mid-Cap Growth Portfolio (Class 3)           11,468           10.26        282,544           12.36         18,869           12.36
   Real Estate Portfolio (Class 3)               2,080           32.41        147,194           26.26         25,273           26.26
   Small & Mid Cap Value Portfolio
      (Class 3)                                 14,485           10.47        397,250           18.37         55,038           18.37
   Small Company Value Portfolio
      (Class 3)                                 10,396            9.39        188,180            9.28         47,906            9.28
   Technology Portfolio (Class 3)                   --              --        318,612            2.84         42,121            2.84
   Telecom Utility Portfolio (Class 3)              --              --         19,879           17.85          2,569           17.85
   Worldwide High Income Portfolio
      (Class 3)                                  2,134           15.40         31,715           21.96            964           21.96

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                           81,680   $       14.16        253,682   $       13.70         17,879   $       13.61
   Growth and Income Portfolio                  60,710           16.25        764,225           15.49         58,521           15.55
   Strategic Growth Portfolio                    4,698           11.60         34,828           11.34             37           11.20

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   (Class 2):
   Diversified International Account                --   $          --             --   $          --             --   $          --
   Equity Income Account I                          --              --             --              --             --              --
   Growth Account                                   --              --             --              --             --              --
   Income Account                                   --              --             --              --             --              --
   LargeCap Blend Account                           --              --             --              --             --              --
   MidCap Stock Account                             --              --             --              --             --              --
   Money Market Account                             --              --             --              --             --              --
   Mortgage Securities Account                      --              --             --              --             --              --
   Real Estate Securities Account                   --              --             --              --             --              --
   SAM Balanced Portfolio                           --              --             --              --          9,379           10.67
   SAM Conservative Balanced Portfolio              --              --             --              --             --              --
   SAM Conservative Growth Portfolio                --              --             --              --             --              --
   SAM Flexible Income Portfolio                    --              --             --              --             --              --
   SAM Strategic Growth Portfolio                   --              --             --              --             --              --
   Short-Term Income Account                        --              --             --              --             --              --
   SmallCap Growth Account                          --              --             --              --             --              --
   West Coast Equity Account                        --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I (Class A):
   Columbia High Yield Fund, Variable
      Series                                        --   $          --          4,884   $       15.94          1,708   $       15.99
   Columbia Marsico Focused Equities
      Fund, Variable Series                         --              --         30,328           13.39          3,899           13.33

AMERICAN FUNDS INSURANCE SERIES
   (Class 2):
   Asset Allocation Fund                        91,779   $       17.49             --   $          --             --   $          --
   Global Growth Fund                           75,451           25.46        448,732           24.59             --              --
   Growth Fund                                  62,611           23.14        514,398           22.34             --              --
   Growth-Income Fund                          118,754           19.56        732,121           18.89             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio                  32,289   $       14.55        418,197   $       14.02         53,557   $       14.02
   Mid Cap Value Portfolio                      15,888           15.51             --              --             --              --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                     --   $          --          3,341   $       10.52             --   $          --
   MTB Large Cap Value Fund II                      --              --         17,764            9.70             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          --              --         15,150           10.43             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            --              --          9,653           10.38             --              --

(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

                 See accompanying notes to financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.55               Expenses of 1.65               Expenses of 1.70
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                           --              --             --              --             --              --
   Growth Portfolio (Class 1)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 3)             --              --             --              --             --              --
   Capital Appreciation Portfolio
      (Class 3)                                  7,951           55.19             --              --          3,028           53.94
   Government and Quality Bond
      Portfolio (Class 3)                           --              --          2,753           10.56             --              --
   Growth Portfolio (Class 3)                       --              --          1,128           11.73             --              --
   Natural Resources Portfolio
      (Class 3)                                     --              --             --              --             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio (Class 1)              --              --             --              --             --              --
   Balanced Portfolio (Class 1)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 1)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 1)               --              --             --              --             --              --
   Cash Management Portfolio (Class 1)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 1)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 1)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 1)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 1)              --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 1)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 1)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 1)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 1)               --              --             --              --             --              --
   Real Estate Portfolio (Class 1)                  --              --             --              --             --              --
   Technology Portfolio (Class 1)                   --              --             --              --             --              --
   Telecom Utility Portfolio (Class 1)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                     --              --             --              --             --              --
   Alliance Growth Portfolio (Class 3)           3,321           36.79             --              --          1,789           36.21
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                           --              --             --              --             --              --
   American Funds Global Growth SAST
      Portfolio (Class 3)                           --              --             --              --             --              --
   American Funds Growth SAST Portfolio
      (Class 3)                                     --              --             --              --             --              --
   American Funds Growth-Income SAST
      Portfolio (Class 3)                           --              --            953           11.04             --              --
   Balanced Portfolio (Class 3)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 3)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 3)               --              --          1,114           11.92             --              --
   Cash Management Portfolio (Class 3)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 3)               --              --          2,239           10.59             --              --
   Davis Venture Value Portfolio
      (Class 3)                                     --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 3)             --              --            485           16.39             --              --
   Equity Opportunities Portfolio
      (Class 3)                                     --              --             --              --             --              --
   Foreign Value Portfolio (Class 3)                --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 3)                                     --              --          1,944           12.48             --              --
   Global Bond Portfolio (Class 3)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 3)           4,393           26.30             --              --          4,277           25.96
   Growth Opportunities Portfolio
      (Class 3)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 3)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 3)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 3)                           --              --          1,470           12.38             --              --
   International Growth & Income
      Portfolio (Class 3)                           --              --          2,450           11.68             --              --
   Marsico Focused Growth Portfolio
      (Class 3)                                     --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 3)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 3)           11,149           12.38            420           12.58          2,319           12.29
   Real Estate Portfolio (Class 3)                  --              --          1,108            9.35             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                                     --              --          1,913           11.01             --              --
   Small Company Value Portfolio
      (Class 3)                                     --              --          1,054           10.09             --              --
   Technology Portfolio (Class 3)               11,443            2.84             --              --             56            2.70
   Telecom Utility Portfolio (Class 3)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 3)                                     --              --             --              --             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                            5,277   $       13.64             --   $          --          2,029   $       13.48
   Growth and Income Portfolio                      --              --          2,144           10.95             --              --
   Strategic Growth Portfolio                       --              --             --              --             --              --

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   (Class 2):
   Diversified International Account            79,201   $        8.77             --   $          --         22,495   $        8.66
   Equity Income Account I                     169,411           10.63             --              --         83,553           10.53
   Growth Account                               11,554            8.61             --              --          4,173            8.53
   Income Account                               55,549            7.46             --              --         26,167            7.39
   LargeCap Blend Account                       20,436            7.16             --              --          3,869            7.11
   MidCap Stock Account                         81,431            9.56             --              --        178,416            9.51
   Money Market Account                          9,130            6.01             --              --         23,772            5.95
   Mortgage Securities Account                     844            6.86             --              --            169            6.80
   Real Estate Securities Account                1,491           17.19             --              --          1,661           16.90
   SAM Balanced Portfolio                      801,832           10.65             --              --        402,308           10.56
   SAM Conservative Balanced Portfolio         103,183            7.57             --              --         91,035            7.51
   SAM Conservative Growth Portfolio           138,806           11.38             --              --        143,515           11.30
   SAM Flexible Income Portfolio               223,164            8.46             --              --         42,070            8.39
   SAM Strategic Growth Portfolio               37,983           12.56             --              --          4,703           12.45
   Short-Term Income Account                     4,196            6.76             --              --             15            6.71
   SmallCap Growth Account                      14,778            6.95             --              --          6,706            6.88
   West Coast Equity Account                    42,486           13.13             --              --         34,040           13.01

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   I (Class A):
   Columbia High Yield Fund, Variable
      Series                                        --   $          --             --   $          --             --   $          --
   Columbia Marsico Focused Equities
      Fund, Variable Series                         --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES
   (Class 2):
   Asset Allocation Fund                            --   $          --             --   $          --             --   $          --
   Global Growth Fund                               --              --             --              --             --              --
   Growth Fund                                      --              --             --              --             --              --
   Growth-Income Fund                               --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio                      --   $          --          2,212   $       10.71             --   $          --
   Mid Cap Value Portfolio                          --              --             --              --             --              --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                     --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                      --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            --              --             --              --             --              --

(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.72               Expenses of 1.77               Expenses of 1.90
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units       accumulation       units       accumulation       units       accumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)             --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                           --              --             --              --             --              --
   Growth Portfolio (Class 1)                       --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Asset Allocation Portfolio (Class 3)          8,916           26.35            636           26.50             --              --
   Capital Appreciation Portfolio
      (Class 3)                                 39,953           53.61          5,238           53.43             --              --
   Government and Quality Bond
      Portfolio (Class 3)                      195,264           17.83         76,504           17.76             --              --
   Growth Portfolio (Class 3)                   33,579           36.38         14,553           36.24             --              --
   Natural Resources Portfolio
      (Class 3)                                 33,254           65.30         12,899           65.23             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                     --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio (Class 1)              --              --             --              --             --              --
   Balanced Portfolio (Class 1)                     --              --             --              --             --              --
   Blue Chip Growth Portfolio (Class 1)             --              --             --              --             --              --
   Capital Growth Portfolio (Class 1)               --              --             --              --             --              --
   Cash Management Portfolio (Class 1)              --              --             --              --             --              --
   Corporate Bond Portfolio (Class 1)               --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                     --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Emerging Markets Portfolio (Class 1)             --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Global Bond Portfolio (Class 1)                  --              --             --              --             --              --
   Global Equities Portfolio (Class 1)              --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Growth-Income Portfolio (Class 1)                --              --             --              --             --              --
   High-Yield Bond Portfolio (Class 1)              --              --             --              --             --              --
   International Diversified Equities
      Portfolio (Class 1)                           --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                           --              --             --              --             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                           --              --             --              --             --              --
   MFS Total Return Portfolio (Class 1)             --              --             --              --             --              --
   Mid-Cap Growth Portfolio (Class 1)               --              --             --              --             --              --
   Real Estate Portfolio (Class 1)                  --              --             --              --             --              --
   Technology Portfolio (Class 1)                   --              --             --              --             --              --
   Telecom Utility Portfolio (Class 1)              --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                     --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                 25,511           16.76          1,945           16.75             --              --
   Alliance Growth Portfolio (Class 3)          57,821           36.35          8,485           36.22             --              --
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                           --              --          8,253           10.99             --              --
   American Funds Global Growth SAST
      Portfolio (Class 3)                           --              --         59,309           12.10             --              --
   American Funds Growth SAST Portfolio
      (Class 3)                                     --              --         24,615           11.71             --              --
   American Funds Growth-Income SAST
      Portfolio (Class 3)                           --              --         50,803           10.83             --              --
   Balanced Portfolio (Class 3)                  5,619           16.57         13,332           16.53             --              --
   Blue Chip Growth Portfolio (Class 3)         29,026            6.96         10,242            6.94             --              --
   Capital Growth Portfolio (Class 3)           12,830            8.90         37,618            8.95             --              --
   Cash Management Portfolio (Class 3)         117,069           13.45         18,202           13.39             --              --
   Corporate Bond Portfolio (Class 3)          108,875           18.18         55,855           18.09             --              --
   Davis Venture Value Portfolio
      (Class 3)                                115,871           39.59         12,964           39.45             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                                 13,304           12.31          3,549           12.28             --              --
   Emerging Markets Portfolio (Class 3)        105,223           26.05         28,888           26.01             --              --
   Equity Opportunities Portfolio
      (Class 3)                                 15,054           20.03          2,522           19.98             --              --
   Foreign Value Portfolio (Class 3)           162,984           22.14         15,158           22.06             --              --
   Fundamental Growth Portfolio
      (Class 3)                                  6,903           20.97         28,629           20.94             --              --
   Global Bond Portfolio (Class 3)              12,279           19.21          6,297           19.13             --              --
   Global Equities Portfolio (Class 3)          11,441           25.80          2,295           25.61             --              --
   Growth Opportunities Portfolio
      (Class 3)                                 70,588            6.61         13,310            6.61             --              --
   Growth-Income Portfolio (Class 3)               859           33.73            333           33.64             --              --
   High-Yield Bond Portfolio (Class 3)           9,168           20.50          2,355           20.45             --              --
   International Diversified Equities
      Portfolio (Class 3)                      130,823           16.15         37,074           16.10             --              --
   International Growth & Income
      Portfolio (Class 3)                       59,116           19.47         55,242           19.43             --              --
   Marsico Focused Growth Portfolio
      (Class 3)                                     --              --         11,737           13.28             --              --
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                       16,663           24.98            349           24.90             --              --
   MFS Total Return Portfolio (Class 3)         51,360           28.12          4,475           28.03             --              --
   Mid-Cap Growth Portfolio (Class 3)          109,474           12.22         15,280           12.18             --              --
   Real Estate Portfolio (Class 3)              57,618           25.97         24,294           25.91             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                                149,423           18.16         58,153           18.10             --              --
   Small Company Value Portfolio
      (Class 3)                                 40,718            9.25         41,711            9.24             --              --
   Technology Portfolio (Class 3)               70,428            2.81          5,352            2.81             --              --
   Telecom Utility Portfolio (Class 3)              --              --            657           17.79             --              --
   Worldwide High Income Portfolio
      (Class 3)                                     --              --            231           21.81             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                           47,943   $       13.59          4,594   $       13.43             --   $          --
   Growth and Income Portfolio                 145,289           15.33         60,944           15.35             --              --
   Strategic Growth Portfolio                   20,145           11.22            786           11.05             --              --

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   (Class 2):
   Diversified International Account                --   $          --             --   $          --             --   $          --
   Equity Income Account I                          --              --             --              --             --              --
   Growth Account                                   --              --             --              --             --              --
   Income Account                                   --              --             --              --             --              --
   LargeCap Blend Account                           --              --             --              --             --              --
   MidCap Stock Account                             --              --             --              --             --              --
   Money Market Account                             --              --             --              --             --              --
   Mortgage Securities Account                      --              --             --              --             --              --
   Real Estate Securities Account                   --              --             --              --             --              --
   SAM Balanced Portfolio                           --              --        215,285           10.49             --              --
   SAM Conservative Balanced Portfolio              --              --          3,250           10.54             --              --
   SAM Conservative Growth Portfolio                --              --             --              --             --              --
   SAM Flexible Income Portfolio                    --              --             --              --             --              --
   SAM Strategic Growth Portfolio                   --              --             --              --             --              --
   Short-Term Income Account                        --              --             --              --             --              --
   SmallCap Growth Account                          --              --             --              --             --              --
   West Coast Equity Account                        --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
   I (Class A):
   Columbia High Yield Fund, Variable
      Series                                     7,862   $       15.77             --   $          --             --   $          --
   Columbia Marsico Focused Equities
      Fund, Variable Series                     19,973           13.26             49           13.11             --              --

AMERICAN FUNDS INSURANCE SERIES
   (Class 2):
   Asset Allocation Fund                            --   $          --             --   $          --             --   $          --
   Global Growth Fund                          127,669           24.33             --              --             --              --
   Growth Fund                                 129,764           22.11             --              --             --              --
   Growth-Income Fund                          139,496           18.68             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio                  51,830   $       13.82         53,494   $       13.81             --   $          --
   Mid Cap Value Portfolio                          --              --             --              --             --              --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                     --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                      --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                          --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                            --              --             --              --             --              --

(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2007

                                                                           Net Asset Value      Net Asset
Variable Accounts                                               Shares        Per Share           Value           Cost
-----------------                                             ----------   ---------------   --------------   ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                          515,114   $         16.39   $    8,441,259   $  7,495,694
   Capital Appreciation Portfolio (Class 1)                      511,655             46.19       23,633,281     17,889,807
   Government and Quality Bond Portfolio (Class 1)               941,302             15.05       14,162,953     14,145,943
   Growth Portfolio (Class 1)                                    410,517             28.06       11,517,240     11,355,304
   Natural Resources Portfolio (Class 1)                         134,951             69.52        9,382,357      4,448,043
   Asset Allocation Portfolio (Class 3)                          175,472             16.33        2,865,079      2,671,753
   Capital Appreciation Portfolio (Class 3)                      438,532             45.73       20,055,223     16,129,228
   Government and Quality Bond Portfolio (Class 3)             1,598,405             15.01       23,995,800     23,804,251
   Growth Portfolio (Class 3)                                    370,962             27.97       10,375,610     10,086,872
   Natural Resources Portfolio (Class 3)                         123,577             69.14        8,543,766      6,395,076

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                         433,461   $         12.41   $    5,378,067   $  5,578,665
   Alliance Growth Portfolio (Class 1)                           896,742             25.27       22,663,561     23,039,485
   Balanced Portfolio (Class 1)                                  433,411             15.35        6,652,880      6,644,262
   Blue Chip Growth Portfolio (Class 1)                          256,124              7.90        2,022,555      1,586,256
   Capital Growth Portfolio (Class 1)                            102,459             10.01        1,025,914        774,936
   Cash Management Portfolio (Class 1)                         1,034,111             11.18       11,560,079     11,580,511
   Corporate Bond Portfolio (Class 1)                            588,530             11.93        7,018,427      6,762,454
   Davis Venture Value Portfolio (Class 1)                     1,239,709             32.72       40,562,908     27,884,665
   "Dogs" of Wall Street Portfolio (Class 1)                     192,603             10.61        2,042,844      1,938,934
   Emerging Markets Portfolio (Class 1)                          441,281             20.82        9,186,700      5,680,984
   Equity Opportunities Portfolio (Class 1)                      351,586             16.96        5,963,389      5,309,060
   Fundamental Growth Portfolio (Class 1)                        320,928             18.77        6,025,255      6,551,334
   Global Bond Portfolio (Class 1)                               272,146             11.87        3,229,381      3,021,187
   Global Equities Portfolio (Class 1)                           315,614             18.08        5,706,422      4,657,385
   Growth Opportunities Portfolio (Class 1)                      125,765              7.56          950,205        771,231
   Growth-Income Portfolio (Class 1)                             646,929             29.90       19,342,480     15,628,602
   High-Yield Bond Portfolio (Class 1)                         1,302,967              7.05        9,189,786      9,352,466
   International Diversified Equities Portfolio (Class 1)        631,039             12.21        7,707,529      5,906,093
   International Growth & Income Portfolio (Class 1)             634,311             15.72        9,970,653      7,725,182
   MFS Massachusetts Investors Trust Portfolio (Class 1)         510,800             15.21        7,771,754      6,195,446
   MFS Total Return Portfolio (Class 1)                          931,499             17.37       16,180,092     14,702,086
   Mid-Cap Growth Portfolio (Class 1)                            435,633             11.20        4,877,307      4,733,201
   Real Estate Portfolio (Class 1)                               279,686             17.47        4,886,772      4,639,875
   Technology Portfolio (Class 1)                                243,064              3.23          785,794        650,173
   Telecom Utility Portfolio (Class 1)                           168,442             12.78        2,152,052      1,866,813
   Worldwide High Income Portfolio (Class 1)                     358,987              7.59        2,724,530      2,746,952
   Aggressive Growth Portfolio (Class 3)                         152,292             12.29        1,871,727      1,804,620
   Alliance Growth Portfolio (Class 3)                           514,940             25.13       12,940,033     10,450,145
   American Funds Asset Allocation SAST Portfolio (Class 3)       59,950             11.21          671,855        683,679
   American Funds Global Growth SAST Portfolio (Class 3)         171,923             12.48        2,144,751      2,064,279
   American Funds Growth SAST Portfolio (Class 3)                162,942             11.93        1,943,365      1,946,768
   American Funds Growth-Income SAST Portfolio (Class 3)         260,632             11.27        2,938,575      2,994,907
   Balanced Portfolio (Class 3)                                   69,755             15.31        1,067,741      1,016,723
   Blue Chip Growth Portfolio (Class 3)                          208,227              7.87        1,639,385      1,429,460
   Capital Growth Portfolio (Class 3)                            199,688              9.92        1,981,845      1,859,578
   Cash Management Portfolio (Class 3)                           807,575             11.14        8,999,290      8,987,532
   Corporate Bond Portfolio (Class 3)                          1,218,004             11.89       14,478,797     14,399,924
   Davis Venture Value Portfolio (Class 3)                       818,077             32.60       26,666,455     23,377,776
   "Dogs" of Wall Street Portfolio (Class 3)                     112,614             10.57        1,190,708      1,230,829
   Emerging Markets Portfolio (Class 3)                          455,462             20.67        9,414,141      8,006,729
   Equity Opportunities Portfolio (Class 3)                      139,340             16.89        2,354,023      2,304,612
   Foreign Value Portfolio (Class 3)                             883,871             21.81       19,274,063     14,428,888
   Fundamental Growth Portfolio (Class 3)                        145,660             18.63        2,713,773      2,549,311
   Global Bond Portfolio (Class 3)                               230,184             11.78        2,710,602      2,569,598
   Global Equities Portfolio (Class 3)                           120,482             17.96        2,163,754      1,803,129
   Growth Opportunities Portfolio (Class 3)                      302,849              7.44        2,253,282      1,867,976
   Growth-Income Portfolio (Class 3)                              36,740             29.81        1,095,140        913,717
   High-Yield Bond Portfolio (Class 3)                           372,939              7.03        2,620,994      2,740,382
   International Diversified Equities Portfolio (Class 3)      1,282,807             12.12       15,550,936     11,686,096
   International Growth & Income Portfolio (Class 3)             629,215             15.72        9,892,263     10,086,114
   Marsico Focused Growth Portfolio (Class 3)                    153,206             13.36        2,046,151      1,812,480
   MFS Massachusetts Investors Trust Portfolio (Class 3)         185,572             15.18        2,816,753      2,153,582
   MFS Total Return Portfolio (Class 3)                          547,641             17.32        9,485,470      9,580,095
   Mid-Cap Growth Portfolio (Class 3)                            501,230             11.05        5,538,114      4,565,747
   Real Estate Portfolio (Class 3)                               387,780             17.36        6,732,627      8,289,774
   Small & Mid Cap Value Portfolio (Class 3)                     713,057             17.17       12,246,053     12,140,533
   Small Company Value Portfolio (Class 3)                       193,314             15.84        3,061,885      3,365,152
   Technology Portfolio (Class 3)                                398,518              3.19        1,270,937      1,100,270
   Telecom Utility Portfolio (Class 3)                            32,377             12.74          412,381        347,902
   Worldwide High Income Portfolio (Class 3)                     100,152              7.54          755,443        760,699

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Comstock Portfolio                                            412,133   $         13.80   $    5,687,439   $  5,567,644
   Growth and Income Portfolio                                   794,067             21.31       16,921,569     15,755,267
   Strategic Growth Portfolio                                     20,559             33.29          684,414        557,175

PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
   Diversified International Account                              40,970   $         21.71   $      889,460   $    887,600
   Equity Income Account I                                       139,892             19.17        2,681,738      2,464,086
   Growth Account                                                  7,550             17.90          135,137        104,155
   Income Account                                                 58,428             10.40          607,656        607,046
   LargeCap Blend Account                                         13,810             12.59          173,866        157,939
   MidCap Stock Account                                          163,906             15.10        2,474,987      2,865,955
   Money Market Account                                          196,453              1.00          196,453        196,453
   Mortgage Securities Account                                       663             10.47            6,937          7,044
   Real Estate Securities Account                                  2,817             19.06           53,689         66,898
   SAM Balanced Portfolio                                        795,727             19.04       15,150,651     12,985,595
   SAM Conservative Balanced Portfolio                           115,571             12.97        1,498,961      1,368,981
   SAM Conservative Growth Portfolio                             152,234             21.03        3,201,477      2,562,178
   SAM Flexible Income Portfolio                                 157,233             14.26        2,242,137      2,157,403
   SAM Strategic Growth Portfolio                                 22,528             23.77          535,497        434,501
   Short-Term Income Account                                      11,446              2.49           28,500         29,124
   SmallCap Growth Account                                        13,145             11.32          148,801        135,970
   West Coast Equity Account                                      40,065             24.97        1,000,412        886,753

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class A):
   Columbia High Yield Fund, Variable Series                      20,568   $         11.14   $      229,122   $    224,570
   Columbia Marsico Focused Equities Fund, Variable Series        31,629             22.87          723,363        614,837

AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                          87,289   $         18.39   $    1,605,242   $  1,639,846
   Global Growth Fund                                            642,411             25.00       16,060,278     13,280,152
   Growth Fund                                                   236,961             66.72       15,810,039     13,851,829
   Growth-Income Fund                                            443,807             42.26       18,755,270     17,236,219

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                   306,719   $         27.91   $    8,560,516   $  8,667,565
   Mid Cap Value Portfolio                                        13,042             18.90          246,502        293,235

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                                    3,173   $         11.08   $       35,152   $     37,547
   MTB Large Cap Value Fund II                                    14,885             11.58          172,372        184,391
   MTB Managed Allocation Fund - Aggressive Growth II             13,210             11.96          157,997        159,545
   MTB Managed Allocation Fund - Moderate Growth II                9,270             10.81          100,206        103,791

                 See accompanying notes to financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007


                                                  Asset        Capital    Government and
                                                Allocation  Appreciation   Quality Bond      Growth
                                                Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                               -----------  ------------  --------------  -----------
Investment income:
   Dividends                                   $   256,053  $    78,464    $   567,148    $    87,479
                                               -----------  -----------    -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (143,517)    (355,909)      (231,562)      (192,351)
                                               -----------  -----------    -----------    -----------
Net investment income (loss)                       112,536     (277,445)       335,586       (104,872)
                                               -----------  -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     2,733,418    6,497,011      4,808,962      2,822,949
   Cost of shares sold                          (2,338,747)  (4,930,374)    (4,873,356)    (2,618,300)
                                               -----------  -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions                                    394,671    1,566,637        (64,394)       204,649
Realized gain distributions                        315,704    2,567,556              0      1,329,529
                                               -----------  -----------    -----------    -----------
Net realized gains (losses)                        710,375    4,134,193        (64,394)     1,534,178
                                               -----------  -----------    -----------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           1,133,730    4,242,781       (384,620)       521,431
   End of period                                   945,565    5,743,474         17,010        161,936
                                               -----------  -----------    -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (188,165)   1,500,693        401,630       (359,495)
                                               -----------  -----------    -----------    -----------
Increase (decrease) in net assets from
   operations                                  $   634,746  $ 5,357,441    $   672,822    $ 1,069,811
                                               ===========  ===========    ===========    ===========

                                                                                       Government
                                                 Natural       Asset       Capital    and Quality
                                                Resources   Allocation  Appreciation      Bond
                                                Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)    (Class 3)    (Class 3)    (Class 3)
                                               -----------  ----------  ------------  -----------
Investment income:
   Dividends                                   $    98,999  $  72,612   $    26,543   $   758,505
                                               -----------  ---------   -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (137,048)   (41,492)     (264,880)     (306,915)
                                               -----------  ---------   -----------   -----------
Net investment income (loss)                       (38,049)    31,120      (238,337)      451,590
                                               -----------  ---------   -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     2,950,199    362,037     2,072,640     1,663,243
   Cost of shares sold                          (1,354,954)  (317,567)   (1,588,631)   (1,673,820)
                                               -----------  ---------   -----------   -----------
Net realized gains (losses) from securities
   transactions                                  1,595,245     44,470       484,009       (10,577)
Realized gain distributions                        434,756     97,078     2,053,747             0
                                               -----------  ---------   -----------   -----------
Net realized gains (losses)                      2,030,001    141,548     2,537,756       (10,577)
                                               -----------  ---------   -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           4,030,922    196,154     2,268,208      (300,884)
   End of period                                 4,934,314    193,326     3,925,995       191,549
                                               -----------  ---------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                   903,392     (2,828)    1,657,787       492,433
                                               -----------  ---------   -----------   -----------
Increase (decrease) in net assets from
   operations                                  $ 2,895,344  $ 169,840   $ 3,957,206   $   933,446
                                               ===========  =========   ===========   ===========

                 See accompanying notes to financial statemnets.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (Continued)

                                                             Natural    Aggressive    Alliance
                                                 Growth     Resources     Growth       Growth
                                                Portfolio   Portfolio   Portfolio    Portfolio
                                                (Class 3)   (Class 3)   (Class 1)    (Class 1)
                                               ----------  ----------  -----------  -----------
Investment income:
   Dividends                                   $   47,659  $   67,441  $    37,644  $    11,085
                                               ----------  ----------  -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (148,337)   (103,422)    (106,570)    (377,631)
                                               ----------  ----------  -----------  -----------
Net investment income (loss)                     (100,678)    (35,981)     (68,926)    (366,546)
                                               ----------  ----------  -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      989,913   1,003,308    2,835,884    8,986,557
   Cost of shares sold                           (885,919)   (706,581)  (2,732,216)  (9,875,344)
                                               ----------  ----------  -----------  -----------
Net realized gains (losses) from securities
   transactions                                   103,994     296,727      103,668     (888,787)
Realized gain distributions                     1,059,934     356,223            0            0
                                               ----------  ----------  -----------  -----------
Net realized gains (losses)                     1,163,928     652,950      103,668     (888,787)
                                               ----------  ----------  -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            639,927     712,465     (194,632)  (4,646,713)
   End of period                                  288,738   2,148,690     (200,598)    (375,924)
                                               ----------  ----------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                 (351,189)  1,436,225       (5,966)   4,270,789
                                               ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
   operations                                  $  712,061  $2,053,194  $    28,776  $ 3,015,456
                                               ==========  ==========  ===========  ===========

                                                            Blue Chip   Capital       Cash
                                                 Balanced     Growth     Growth    Management
                                                Portfolio   Portfolio  Portfolio   Portfolio
                                                (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                               -----------  ---------  ---------  -----------
Investment income:
   Dividends                                   $   209,412  $   6,572  $  12,131  $   415,060
                                               -----------  ---------  ---------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (116,104)   (28,188)   (16,184)    (175,246)
                                               -----------  ---------  ---------  -----------
Net investment income (loss)                        93,308    (21,616)    (4,053)     239,814
                                               -----------  ---------  ---------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     2,130,773    349,453    361,199    7,684,319
   Cost of shares sold                          (2,101,558)  (275,444)  (249,871)  (7,427,886)
                                               -----------  ---------  ---------  -----------
Net realized gains (losses) from securities
   transactions                                     29,215     74,009    111,328      256,433
Realized gain distributions                              0          0          0            0
                                               -----------  ---------  ---------  -----------
Net realized gains (losses)                         29,215     74,009    111,328      256,433
                                               -----------  ---------  ---------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            (182,335)   286,315    232,566      144,611
   End of period                                     8,618    436,299    250,978      (20,432)
                                               -----------  ---------  ---------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                   190,953    149,984     18,412     (165,043)
                                               -----------  ---------  ---------  -----------
Increase (decrease) in net assets from
   operations                                  $   313,476  $ 202,377  $ 125,687  $   331,204
                                               ===========  =========  =========  ===========

                 See accompanying notes to financial statemnets.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (Continued)

                                                               Davis
                                                Corporate     Venture     "Dogs" of     Emerging
                                                   Bond        Value     Wall Street    Markets
                                                Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                               -----------  -----------  -----------  -----------
Investment income:
   Dividends                                   $   278,259  $   381,473   $  56,855   $   164,932
                                               -----------  -----------   ---------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (113,510)    (693,227)    (36,518)     (137,855)
                                               -----------  -----------   ---------   -----------
Net investment income (loss)                       164,749     (311,754)     20,337        27,077
                                               -----------  -----------   ---------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     2,096,954   11,373,338     951,693     4,403,381
   Cost of shares sold                          (2,011,536)  (7,232,617)   (765,747)   (2,489,080)
                                               -----------  -----------   ---------   -----------
Net realized gains (losses) from securities
   transactions                                     85,418    4,140,721     185,946     1,914,301
Realized gain distributions                              0    1,902,964     132,282     1,101,157
                                               -----------  -----------   ---------   -----------
Net realized gains (losses)                         85,418    6,043,685     318,228     3,015,458
                                               -----------  -----------   ---------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             225,908   16,367,916     498,707     3,568,807
   End of period                                   255,973   12,678,243     103,910     3,505,716
                                               -----------  -----------   ---------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                    30,065   (3,689,673)   (394,797)      (63,091)
                                               -----------  -----------   ---------   -----------
Increase (decrease) in net assets from
   operations                                  $   280,232  $ 2,042,258   $ (56,232)  $ 2,979,444
                                               ===========  ===========   =========   ===========


                                                   Equity     Fundamental    Global      Global
                                               Opportunities     Growth       Bond      Equities
                                                 Portfolio     Portfolio   Portfolio   Portfolio
                                                 (Class 1)     (Class 1)   (Class 1)   (Class 1)
                                               -------------  -----------  ---------  -----------
Investment income:
   Dividends                                    $   114,929   $         0  $  18,406  $    70,485
                                                -----------   -----------  ---------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (106,382)      (95,944)   (48,338)     (93,479)
                                                -----------   -----------  ---------  -----------
Net investment income (loss)                          8,547       (95,944)   (29,932)     (22,994)
                                                -----------   -----------  ---------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      2,099,225     1,945,190    905,733    1,702,575
   Cost of shares sold                           (1,618,417)   (2,305,155)  (915,071)  (1,376,463)
                                                -----------   -----------  ---------  -----------
Net realized gains (losses) from securities
   transactions                                     480,808      (359,965)    (9,338)     326,112
Realized gain distributions                         652,565             0     14,144            0
                                                -----------   -----------  ---------  -----------
Net realized gains (losses)                       1,133,373      (359,965)     4,806      326,112
                                                -----------   -----------  ---------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            1,860,253    (1,772,908)  (108,070)     735,757
   End of period                                    654,329      (526,079)   208,194    1,049,037
                                                -----------   -----------  ---------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                 (1,205,924)    1,246,829    316,264      313,280
                                                -----------   -----------  ---------  -----------
Increase (decrease) in net assets from
   operations                                   $   (64,004)  $   790,920  $ 291,138  $   616,398
                                                ===========   ===========  =========  ===========

                 See accompanying notes to financial statemnets.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (Continued)

                                                                                           International
                                                   Growth                     High-Yield    Diversified
                                               Opportunities  Growth-Income      Bond         Equities
                                                 Portfolio      Portfolio      Portfolio     Portfolio
                                                 (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                               -------------  -------------  ------------  -------------
Investment income:
   Dividends                                     $       0     $   187,003   $   721,271    $   157,189
                                                 ---------     -----------   -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (12,018)       (324,973)     (153,794)      (120,009)
                                                 ---------     -----------   -----------    -----------
Net investment income (loss)                       (12,018)       (137,970)      567,477         37,180
                                                 ---------     -----------   -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       341,993       6,879,118     5,248,289      2,403,188
   Cost of shares sold                            (281,383)     (5,742,017)   (4,890,708)    (1,786,534)
                                                 ---------     -----------   -----------    -----------
Net realized gains (losses) from securities
   transactions                                     60,610       1,137,101       357,581        616,654
Realized gain distributions                              0               0             0              0
                                                 ---------     -----------   -----------    -----------
Net realized gains (losses)                         60,610       1,137,101       357,581        616,654
                                                 ---------     -----------   -----------    -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              94,232       2,747,429       760,804      1,428,918
   End of period                                   178,974       3,713,878      (162,680)     1,801,436
                                                 ---------     -----------   -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                    84,742         966,449      (923,484)       372,518
                                                 ---------     -----------   -----------    -----------
Increase (decrease) in net assets from
   operations                                    $ 133,334     $ 1,965,580   $     1,574    $ 1,026,352
                                                 =========     ===========   ===========    ===========

                                                                      MFS
                                                International    Massachusetts     MFS Total      Mid-Cap
                                               Growth & Income  Investors Trust     Return        Growth
                                                  Portfolio        Portfolio       Portfolio     Portfolio
                                                  (Class 1)        (Class 1)       (Class 1)     (Class 1)
                                               ---------------  ---------------  ------------  ------------
Investment income:
   Dividends                                     $   174,133      $    92,656    $   436,637   $    11,885
                                                 -----------      -----------    -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (173,267)        (127,477)      (268,458)      (75,725)
                                                 -----------      -----------    -----------   -----------
Net investment income (loss)                             866          (34,821)       168,179       (63,840)
                                                 -----------      -----------    -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       3,400,454        2,405,473      3,956,021     1,326,872
   Cost of shares sold                            (2,108,758)      (1,964,118)    (3,337,685)   (1,369,072)
                                                 -----------      -----------    -----------   -----------
Net realized gains (losses) from securities
   transactions                                    1,291,696          441,355        618,336       (42,200)
Realized gain distributions                        1,258,685                0        775,902             0
                                                 -----------      -----------    -----------   -----------
Net realized gains (losses)                        2,550,381          441,355      1,394,238       (42,200)
                                                 -----------      -----------    -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             4,111,375        1,234,272      2,519,886      (678,653)
   End of period                                   2,245,471        1,576,308      1,478,006       144,106
                                                 -----------      -----------    -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (1,865,904)         342,036     (1,041,880)      822,759
                                                 -----------      -----------    -----------   -----------
Increase (decrease) in net assets from
   operations                                    $   685,343      $   748,570    $   520,537   $   716,719
                                                 ===========      ===========    ===========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (Continued)

                                               Real Estate  Technology  Telecom Utility   Worldwide High
                                                Portfolio    Portfolio     Portfolio     Income Portfolio
                                                (Class 1)    (Class 1)     (Class 1)         (Class 1)
                                               -----------  ----------  ---------------  ----------------
Investment income:
   Dividends                                   $    81,163  $       0      $  63,805        $ 183,086
                                               -----------  ---------      ---------        ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (97,519)   (10,719)       (34,096)         (44,779)
                                               -----------  ---------      ---------        ---------
Net investment income (loss)                       (16,356)   (10,719)        29,709          138,307
                                               -----------  ---------      ---------        ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     1,778,305    244,933        696,326          780,584
   Cost of shares sold                          (1,152,578)  (204,141)      (626,289)        (764,219)
                                               -----------  ---------      ---------        ---------
Net realized gains (losses) from securities
   transactions                                    625,727     40,792         70,037           16,365
Realized gain distributions                        852,321          0              0                0
                                               -----------  ---------      ---------        ---------
Net realized gains (losses)                      1,478,048     40,792         70,037           16,365
                                               -----------  ---------      ---------        ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           2,674,704     41,485         (8,124)          21,001
   End of period                                   246,897    135,621        285,239          (22,422)
                                               -----------  ---------      ---------        ---------
Change in net unrealized appreciation
   (depreciation) of investments                (2,427,807)    94,136        293,363          (43,423)
                                               -----------  ---------      ---------        ---------
Increase (decrease) in net assets from
   operations                                  $  (966,115) $ 124,209      $ 393,109        $ 111,249
                                               ===========  =========      =========        =========

                                                                                    American Funds   American Funds
                                               Aggressive Growth  Alliance Growth  Asset Allocation   Global Growth
                                                   Portfolio         Portfolio      SAST Portfolio   SAST Portfolio
                                                   (Class 3)         (Class 3)         (Class 3)        (Class 3)
                                               -----------------  ---------------  ----------------  --------------
Investment income:
   Dividends                                       $   7,011        $        0         $    168         $      0
                                                   ---------        ----------         --------         --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                   (26,233)         (186,893)          (4,317)         (14,313)
                                                   ---------        ----------         --------         --------
Net investment income (loss)                         (19,222)         (186,893)          (4,149)         (14,313)
                                                   ---------        ----------         --------         --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                         267,258         1,181,185           10,830          101,247
   Cost of shares sold                              (219,704)         (966,975)         (10,195)         (95,704)
                                                   ---------        ----------         --------         --------
Net realized gains (losses) from securities
   transactions                                       47,554           214,210              635            5,543
Realized gain distributions                                0                 0                2                0
                                                   ---------        ----------         --------         --------
Net realized gains (losses)                           47,554           214,210              637            5,543
                                                   ---------        ----------         --------         --------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               191,617         1,083,773               47              105
   End of period                                      67,107         2,489,888          (11,824)          80,472
                                                   ---------        ----------         --------         --------
Change in net unrealized appreciation
   (depreciation) of investments                    (124,510)        1,406,115          (11,871)          80,367
                                                   ---------        ----------         --------         --------
Increase (decrease) in net assets from
   operations                                      $ (96,178)       $1,433,432         $(15,383)        $ 71,597
                                                   =========        ==========         ========         ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (Continued)

                                               American Funds  American Funds
                                                 Growth SAST    Growth-Income                      Blue Chip Growth
                                                  Portfolio    SAST Portfolio  Balanced Portfolio      Portfolio
                                                  (Class 3)       (Class 3)         (Class 3)          (Class 3)
                                               --------------  --------------  ------------------  ----------------
Investment income:
   Dividends                                     $     130       $     473         $  28,637           $  1,672
                                                 ---------       ---------         ---------           --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (8,913)        (16,840)          (15,620)           (18,790)
                                                 ---------       ---------         ---------           --------
Net investment income (loss)                        (8,783)        (16,367)           13,017            (17,118)
                                                 ---------       ---------         ---------           --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       136,878         162,523           843,334            105,410
   Cost of shares sold                            (134,520)       (157,179)         (848,247)           (88,888)
                                                 ---------       ---------         ---------           --------
Net realized gains (losses) from securities
   transactions                                      2,358           5,344            (4,913)            16,522
Realized gain distributions                             16              35                 0                  0
                                                 ---------       ---------         ---------           --------
Net realized gains (losses)                          2,374           5,379            (4,913)            16,522
                                                 ---------       ---------         ---------           --------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                  60              27            45,545             85,026
   End of period                                    (3,403)        (56,332)           51,018            209,925
                                                 ---------       ---------         ---------           --------
Change in net unrealized appreciation
   (depreciation) of investments                    (3,463)        (56,359)            5,473            124,899
                                                 ---------       ---------         ---------           --------
Increase (decrease) in net assets from
   operations                                    $  (9,872)      $ (67,347)        $  13,577           $124,303
                                                 =========       =========         =========           ========


                                               Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                                  Portfolio       Portfolio        Portfolio    Value Portfolio
                                                  (Class 3)        (Class 3)       (Class 3)       (Class 3)
                                               --------------  ---------------  --------------  ---------------
Investment income:
   Dividends                                      $ 13,101       $   311,878      $ 467,542       $   180,220
                                                  --------       -----------      ---------       -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (14,213)         (124,796)      (168,056)         (393,625)
                                                  --------       -----------      ---------       -----------
Net investment income (loss)                        (1,112)          187,082        299,486          (213,405)
                                                  --------       -----------      ---------       -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        82,603         4,393,945        579,363         2,214,921
   Cost of shares sold                             (71,145)       (4,272,618)      (572,641)       (1,777,961)
                                                  --------       -----------      ---------       -----------
Net realized gains (losses) from securities
   transactions                                     11,458           121,327          6,722           436,960
Realized gain distributions                              0                 0              0         1,184,833
                                                  --------       -----------      ---------       -----------
Net realized gains (losses)                         11,458           121,327          6,722         1,621,793
                                                  --------       -----------      ---------       -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              64,768           115,832        (30,583)        3,830,008
   End of period                                   122,267            11,758         78,873         3,288,679
                                                  --------       -----------      ---------       -----------
Change in net unrealized appreciation
   (depreciation) of investments                    57,499          (104,074)       109,456          (541,329)
                                                  --------       -----------      ---------       -----------
Increase (decrease) in net assets from
   operations                                     $ 67,845       $   204,335      $ 415,664       $   867,059
                                                  ========       ===========      =========       ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (Continued)

                                                                                       Equity
                                                "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value
                                               Street Portfolio      Portfolio       Portfolio      Portfolio
                                                   (Class 3)         (Class 3)       (Class 3)      (Class 3)
                                               ----------------  ----------------  -------------  -------------
Investment income:
   Dividends                                      $  29,461        $   140,503       $  36,525     $   320,893
                                                  ---------        -----------       ---------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (17,111)          (114,678)        (35,214)       (280,197)
                                                  ---------        -----------       ---------     -----------
Net investment income (loss)                         12,350             25,825           1,311          40,696
                                                  ---------        -----------       ---------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        325,806          1,543,952         347,524       2,239,741
   Cost of shares sold                             (306,904)        (1,128,020)       (301,566)     (1,564,751)
                                                  ---------        -----------       ---------     -----------
Net realized gains (losses) from securities
   transactions                                      18,902            415,932          45,958         674,990
Realized gain distributions                          75,131          1,040,022         237,673         531,802
                                                  ---------        -----------       ---------     -----------
Net realized gains (losses)                          94,033          1,455,954         283,631       1,206,792
                                                  ---------        -----------       ---------     -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              115,803            564,977         376,042       4,113,611
   End of period                                    (40,121)         1,407,412          49,411       4,845,175
                                                  ---------        -----------       ---------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                   (155,924)           842,435        (326,631)        731,564
                                                  ---------        -----------       ---------     -----------
Increase (decrease) in net assets from
   operations                                     $ (49,541)       $ 2,324,214       $ (41,689)    $ 1,979,052
                                                  =========        ===========       =========     ===========

                                                                                                   Growth
                                                  Fundamental    Global Bond  Global Equities  Opportunities
                                               Growth Portfolio   Portfolio      Portfolio       Portfolio
                                                   (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                               ----------------  -----------  ---------------  -------------
Investment income:
   Dividends                                       $      0       $   7,272      $  20,294       $       0
                                                   --------       ---------      ---------       ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (14,504)        (27,480)       (27,147)        (29,541)
                                                   --------       ---------      ---------       ---------
Net investment income (loss)                        (14,504)        (20,208)        (6,853)        (29,541)
                                                   --------       ---------      ---------       ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        108,954         129,977        228,992         235,726
   Cost of shares sold                              (93,579)       (130,736)      (167,208)       (196,334)
                                                   --------       ---------      ---------       ---------
Net realized gains (losses) from securities
   transactions                                      15,375            (759)        61,784          39,392
Realized gain distributions                               0           9,748              0               0
                                                   --------       ---------      ---------       ---------
Net realized gains (losses)                          15,375           8,989         61,784          39,392
                                                   --------       ---------      ---------       ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               26,794         (71,604)       265,513          65,427
   End of period                                    164,462         141,004        360,625         385,306
                                                   --------       ---------      ---------       ---------
Change in net unrealized appreciation
   (depreciation) of investments                    137,668         212,608         95,112         319,879
                                                   --------       ---------      ---------       ---------
Increase (decrease) in net assets from
   operations                                      $138,539       $ 201,389      $ 150,043       $ 329,730
                                                   ========       =========      =========       =========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (Continued)


                                                                                  International     International
                                               Growth-Income  High-Yield Bond      Diversified     Growth & Income
                                                 Portfolio       Portfolio     Equities Portfolio     Portfolio
                                                 (Class 3)       (Class 3)          (Class 3)         (Class 3)
                                               -------------  ---------------  ------------------  ---------------
Investment income:
   Dividends                                     $  7,305        $ 184,380         $  274,283        $  122,243
                                                 --------        ---------         ----------        ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (13,911)         (34,494)          (210,140)         (108,380)
                                                 --------        ---------         ----------        ----------
Net investment income (loss)                       (6,606)         149,886             64,143            13,863
                                                 --------        ---------         ----------        ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       59,327          313,736          1,227,428           494,611
   Cost of shares sold                            (49,519)        (317,022)          (871,999)         (403,377)
                                                 --------        ---------         ----------        ----------
Net realized gains (losses) from securities
   transactions                                     9,808           (3,286)           355,429            91,234
Realized gain distributions                             0                0                  0         1,012,115
                                                 --------        ---------         ----------        ----------
Net realized gains (losses)                         9,808           (3,286)           355,429         1,103,349
                                                 --------        ---------         ----------        ----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            111,460           48,748          2,687,395           741,466
   End of period                                  181,423         (119,388)         3,864,840          (193,851)
                                                 --------        ---------         ----------        ----------
Change in net unrealized appreciation
   (depreciation) of investments                   69,963         (168,136)         1,177,445          (935,317)
                                                 --------        ---------         ----------        ----------
Increase (decrease) in net assets from
   operations                                    $ 73,165        $ (21,536)        $1,597,017        $  181,895
                                                 ========        =========         ==========        ==========

                                                                       MFS
                                                                  Massachusetts
                                                Marsico Focused  Investors Trust  MFS Total Return  Mid-Cap Growth
                                               Growth Portfolio     Portfolio         Portfolio        Portfolio
                                                   (Class 3)        (Class 3)         (Class 3)        (Class 3)
                                               ----------------  ---------------  ----------------  --------------
Investment income:
   Dividends                                      $       0         $  26,812        $ 217,163        $   1,787
                                                  ---------         ---------        ---------        ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (24,537)          (43,724)        (129,505)         (74,807)
                                                  ---------         ---------        ---------        ---------
Net investment income (loss)                        (24,537)          (16,912)          87,658          (73,020)
                                                  ---------         ---------        ---------        ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        157,419           430,481          849,955          581,276
   Cost of shares sold                             (134,449)         (332,548)        (796,890)        (475,194)
                                                  ---------         ---------        ---------        ---------
Net realized gains (losses) from securities
   transactions                                      22,970            97,933           53,065          106,082
Realized gain distributions                          90,405                 0          426,305                0
                                                  ---------         ---------        ---------        ---------
Net realized gains (losses)                         113,375            97,933          479,370          106,082
                                                  ---------         ---------        ---------        ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              141,979           511,104          322,353          387,640
   End of period                                    233,671           663,171          (94,625)         972,367
                                                  ---------         ---------        ---------        ---------
Change in net unrealized appreciation
   (depreciation) of investments                     91,692           152,067         (416,978)         584,727
                                                  ---------         ---------        ---------        ---------
Increase (decrease) in net assets from
   operations                                     $ 180,530         $ 233,088        $ 150,050        $ 617,789
                                                  =========         =========        =========        =========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (Continued)

                                               Real Estate  Small & Mid Cap   Small Company   Technology
                                                Portfolio   Value Portfolio  Value Portfolio   Portfolio
                                                (Class 3)      (Class 3)        (Class 3)      (Class 3)
                                               -----------  ---------------  ---------------  ----------
Investment income:
   Dividends                                   $    82,911     $  50,291        $       0     $       0
                                               -----------     ---------        ---------     ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (95,178)     (167,259)         (29,759)      (14,506)
                                               -----------     ---------        ---------     ---------
Net investment income (loss)                       (12,267)     (116,968)         (29,759)      (14,506)
                                               -----------     ---------        ---------     ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       589,931       918,560          147,075       127,449
   Cost of shares sold                            (612,253)     (789,332)        (141,104)     (107,097)
                                               -----------     ---------        ---------     ---------
Net realized gains (losses) from securities
   transactions                                    (22,322)      129,228            5,971        20,352
Realized gain distributions                      1,045,229       507,082           35,133             0
                                               -----------     ---------        ---------     ---------
Net realized gains (losses)                      1,022,907       636,310           41,104        20,352
                                               -----------     ---------        ---------     ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                             591,459       844,833            9,740        21,025
   End of period                                (1,557,147)      105,520         (303,267)      170,667
                                               -----------     ---------        ---------     ---------
Change in net unrealized appreciation
   (depreciation) of investments                (2,148,606)     (739,313)        (313,007)      149,642
                                               -----------     ---------        ---------     ---------
Increase (decrease) in net assets from
   operations                                  $(1,137,966)    $(219,971)       $(301,662)    $ 155,488
                                               ===========     =========        =========     =========

                                               Telecom Utility   Worldwide High    Comstock      Growth and
                                                  Portfolio     Income Portfolio   Portfolio  Income Portfolio
                                                  (Class 3)         (Class 3)     (Class II)     (Class II)
                                               ---------------  ----------------  ----------  ----------------
Investment income:
   Dividends                                      $ 10,092          $ 45,054      $  75,395      $   185,321
                                                  --------          --------      ---------      -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (4,330)           (9,612)       (76,285)        (224,957)
                                                  --------          --------      ---------      -----------
Net investment income (loss)                         5,762            35,442           (890)         (39,636)
                                                  --------          --------      ---------      -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        22,235            36,440        735,009        1,149,780
   Cost of shares sold                             (19,243)          (35,823)      (663,985)      (1,013,046)
                                                  --------          --------      ---------      -----------
Net realized gains (losses) from securities
   transactions                                      2,992               617         71,024          136,734
Realized gain distributions                              0                 0        104,761          499,097
                                                  --------          --------      ---------      -----------
Net realized gains (losses)                          2,992               617        175,785          635,831
                                                  --------          --------      ---------      -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                              27,599             6,784        531,315        1,728,474
   End of period                                    64,479            (5,256)       119,795        1,166,302
                                                  --------          --------      ---------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                    36,880           (12,040)      (411,520)        (562,172)
                                                  --------          --------      ---------      -----------
Increase (decrease) in net assets from
   operations                                     $ 45,634          $ 24,019      $(236,625)     $    34,023
                                                  ========          ========      =========      ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (Continued)

                                                                  Diversified
                                               Strategic Growth  International  Equity Income
                                                   Portfolio        Account        Account I   Growth Account
                                                  (Class II)       (Class 2)      (Class 2)       (Class 2)
                                               ----------------  -------------  -------------  --------------
Investment income:
   Dividends                                       $      0        $  14,926      $  19,734       $     0
                                                   --------        ---------      ---------       -------
Expenses:
   Charges for distribution, mortality and
      expense risk                                   (9,518)         (11,838)       (43,575)       (1,706)
                                                   --------        ---------      ---------       -------
Net investment income (loss)                         (9,518)           3,088        (23,841)       (1,706)
                                                   --------        ---------      ---------       -------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        105,036          111,859        342,162         6,555
   Cost of shares sold                              (95,455)        (114,354)      (301,664)       (5,243)
                                                   --------        ---------      ---------       -------
Net realized gains (losses) from securities
   transactions                                       9,581           (2,495)        40,498         1,312
Realized gain distributions                               0          148,532        125,439             0
                                                   --------        ---------      ---------       -------
Net realized gains (losses)                           9,581          146,037        165,937         1,312
                                                   --------        ---------      ---------       -------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                               42,636           64,750        279,309         9,914
   End of period                                    127,239            1,860        217,652        30,982
                                                   --------        ---------      ---------       -------
Change in net unrealized appreciation
    (depreciation) of investments                    84,603          (62,890)       (61,657)       21,068
                                                   --------        ---------      ---------       -------
Increase (decrease) in net assets from
   operations                                      $ 84,666        $  86,235      $  80,439       $20,674
                                                   ========        =========      =========       =======


                                                               LargeCap Blend  MidCap Stock  Money Market
                                               Income Account      Account        Account       Account
                                                  (Class 2)       (Class 2)      (Class 2)     (Class 2)
                                               --------------  --------------  ------------  ------------
Investment income:
   Dividends                                     $  42,521       $   2,434      $  18,512     $   7,109
                                                 ---------       ---------      ---------     ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (10,475)         (2,748)       (44,320)       (2,547)
                                                 ---------       ---------      ---------     ---------
Net investment income (loss)                        32,046            (314)       (25,808)        4,562
                                                 ---------       ---------      ---------     ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       144,435           9,355        400,649       229,007
   Cost of shares sold                            (147,413)         (8,423)      (386,322)     (229,007)
                                                 ---------       ---------      ---------     ---------
Net realized gains (losses) from securities
   transactions                                     (2,978)            932         14,327             0
Realized gain distributions                          1,034           5,995        185,151             0
                                                 ---------       ---------      ---------     ---------
Net realized gains (losses)                         (1,944)          6,927        199,478             0
                                                 ---------       ---------      ---------     ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                               6,618          16,955         71,016             0
   End of period                                       610          15,927       (390,968)            0
                                                 ---------       ---------      ---------     ---------
Change in net unrealized appreciation
    (depreciation) of investments                   (6,008)         (1,028)      (461,984)            0
                                                 ---------       ---------      ---------     ---------
Increase (decrease) in net assets from
   operations                                    $  24,094       $   5,585      $(288,314)    $   4,562
                                                 =========       =========      =========     =========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (Continued)

                                                    Mortgage           Real Estate     SAM Balanced   SAM Conservative
                                               Securities Account  Securities Account    Portfolio   Balanced Portfolio
                                                    (Class 2)           (Class 2)       (Class 2)         (Class 2)
                                               ------------------  ------------------  ------------  ------------------
Investment income:
   Dividends                                         $   381           $  10,655       $   325,393       $  47,090
                                                     -------           ---------       -----------       ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                      (114)             (4,260)         (224,672)        (23,855)
                                                     -------           ---------       -----------       ---------
Net investment income (loss)                             267               6,395           100,721          23,235
                                                     -------           ---------       -----------       ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                           1,141             537,778         2,466,161         184,937
   Cost of shares sold                                (1,214)           (626,609)       (2,062,651)       (165,096)
                                                     -------           ---------       -----------       ---------
Net realized gains (losses) from securities
   transactions                                          (73)            (88,831)          403,510          19,841
Realized gain distributions                                0             139,368                 0          18,956
                                                     -------           ---------       -----------       ---------
Net realized gains (losses)                              (73)             50,537           403,510          38,797
                                                     -------           ---------       -----------       ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                  (229)             73,198         1,812,669         112,314
   End of period                                        (107)            (13,209)        2,165,056         129,980
                                                     -------           ---------       -----------       ---------
Change in net unrealized appreciation
   (depreciation) of investments                         122             (86,407)          352,387          17,666
                                                     -------           ---------       -----------       ---------
Increase (decrease) in net assets from
   operations                                        $   316           $ (29,475)      $   856,618       $  79,698
                                                     =======           =========       ===========       =========

                                               SAM Conservative    SAM Flexible      SAM Strategic     Short-Term
                                               Growth Portfolio  Income Portfolio  Growth Portfolio  Income Account
                                                   (Class 2)         (Class 2)         (Class 2)        (Class 2)
                                               ----------------  ----------------  ----------------  --------------
Investment income:
   Dividends                                      $  47,217         $ 107,677          $  4,526         $  1,373
                                                  ---------         ---------          --------         --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (52,303)          (38,186)           (7,594)            (466)
                                                  ---------         ---------          --------         --------
Net investment income (loss)                         (5,086)           69,491            (3,068)             907
                                                  ---------         ---------          --------         --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        315,390           581,761            75,736           37,932
   Cost of shares sold                             (246,173)         (551,754)          (58,428)         (38,689)
                                                  ---------         ---------          --------         --------
Net realized gains (losses) from securities
   transactions                                      69,217            30,007            17,308             (757)
Realized gain distributions                               0            36,336                 0                0
                                                  ---------         ---------          --------         --------
Net realized gains (losses)                          69,217            66,343            17,308             (757)
                                                  ---------         ---------          --------         --------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              485,935           116,922            77,468           (1,189)
   End of period                                    639,299            84,734           100,996             (624)
                                                  ---------         ---------          --------         --------
Change in net unrealized appreciation
   (depreciation) of investments                    153,364           (32,188)           23,528              565
                                                  ---------         ---------          --------         --------
Increase (decrease) in net assets from
   operations                                     $ 217,495         $ 103,646          $ 37,768         $    715
                                                  =========         =========          ========         ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (Continued)

                                                             West                     Columbia Marsico
                                                SmallCap    Coast     Columbia High   Focused Equities
                                                 Growth     Equity     Yield Fund,     Fund, Variable
                                                Account    Account   Variable Series       Series
                                               (Class 2)  (Class 2)     (Class A)         (Class A)
                                               ---------  ---------  ---------------  ----------------
Investment income:
   Dividends                                    $     0   $   4,752      $ 9,430          $     805
                                                -------   ---------      -------          ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (2,461)    (16,424)      (3,165)           (10,796)
                                                -------   ---------      -------          ---------
Net investment income (loss)                     (2,461)    (11,672)       6,265             (9,991)
                                                -------   ---------      -------          ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      6,048     127,809        7,913             96,397
   Cost of shares sold                           (5,327)   (112,110)      (7,464)           (78,744)
                                                -------   ---------      -------          ---------
Net realized gains (losses) from securities
   transactions                                     721      15,699          449             17,653
Realized gain distributions                           0      34,239            0                  0
                                                -------   ---------      -------          ---------
Net realized gains (losses)                         721      49,938          449             17,653
                                                -------   ---------      -------          ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            6,514      85,770       10,939             39,853
   End of period                                 12,831     113,659        4,552            108,526
                                                -------   ---------      -------          ---------
Change in net unrealized appreciation
   (depreciation) of investments                  6,317      27,889       (6,387)            68,673
                                                -------   ---------      -------          ---------
Increase (decrease) in net assets from
   operations                                   $ 4,577   $  66,155      $   327          $  76,335
                                                =======   =========      =======          =========


                                                  Asset       Global
                                               Allocation     Growth       Growth    Growth-Income
                                                  Fund         Fund         Fund          Fund
                                                (Class 2)   (Class 2)    (Class 2)     (Class 2)
                                               ----------  -----------  -----------  -------------
Investment income:
   Dividends                                    $ 29,717   $   405,702  $   119,949   $   281,439
                                                --------   -----------  -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (7,222)     (219,287)    (228,856)     (268,016)
                                                --------   -----------  -----------   -----------
Net investment income (loss)                      22,495       186,415     (108,907)       13,423
                                                --------   -----------  -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      24,787     1,473,323    2,269,712     2,489,210
   Cost of shares sold                           (23,143)   (1,132,571)  (1,823,886)   (2,124,268)
                                                --------   -----------  -----------   -----------
Net realized gains (losses) from securities
   transactions                                    1,644       340,752      445,826       364,942
Realized gain distributions                       24,856       598,584    1,021,668       575,981
                                                --------   -----------  -----------   -----------
Net realized gains (losses)                       26,500       939,336    1,467,494       940,923
                                                --------   -----------  -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                             3,141     2,161,149    1,840,114     1,975,011
   End of period                                 (34,604)    2,780,126    1,958,210     1,519,051
                                                --------   -----------  -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                 (37,745)      618,977      118,096      (455,960)
                                                --------   -----------  -----------   -----------
Increase (decrease) in net assets from
   operations                                   $ 11,250   $ 1,744,728  $ 1,476,683   $   498,386
                                                ========   ===========  ===========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (Continued)


                                                  Growth and     Mid Cap Value  MTB Large Cap
                                               Income Portfolio    Portfolio        Growth
                                                  (Class VC)       (Class VC)    Fund II (1)
                                               ----------------  -------------  -------------
Investment income:
   Dividends                                      $ 103,790        $  1,068        $   116
                                                  ---------        --------        -------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (96,873)         (1,116)          (129)
                                                  ---------        --------        -------
Net investment income (loss)                          6,917             (48)           (13)
                                                  ---------        --------        -------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        510,380           4,008          2,518
   Cost of shares sold                             (457,918)         (3,907)        (2,578)
                                                  ---------        --------        -------
Net realized gains (losses) from securities
   transactions                                      52,462             101            (60)
Realized gain distributions                         572,341          31,399          2,213
                                                  ---------        --------        -------
Net realized gains (losses)                         624,803          31,500          2,153
                                                  ---------        --------        -------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              462,566              11              0
   End of period                                   (107,049)        (46,733)        (2,395)
                                                  ---------        --------        -------
Change in net unrealized appreciation
   (depreciation) of investments                   (569,615)        (46,744)        (2,395)
                                                  ---------        --------        -------
Increase (decrease) in net assets from
   operations                                     $  62,105        $(15,292)       $  (255)
                                                  =========        ========        =======

                                                                 MTB Managed       MTB Managed
                                               MTB Large Cap  Allocation Fund -  Allocation Fund
                                                   Value          Aggressive        - Moderate
                                                Fund II (1)     Growth II (1)     Growth II (1)
                                               -------------  -----------------  ---------------
Investment income:
   Dividends                                     $    867          $   689           $ 2,045
                                                 --------          -------           -------
Expenses:
   Charges for distribution, mortality and
      expense risk                                   (866)             (51)             (713)
                                                 --------          -------           -------
Net investment income (loss)                            1              638             1,332
                                                 --------          -------           -------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        1,227               54               858
   Cost of shares sold                             (1,308)             (56)             (825)
                                                 --------          -------           -------
Net realized gains (losses) from securities
   transactions                                       (81)              (2)               33
Realized gain distributions                         5,631              346             2,550
                                                 --------          -------           -------
Net realized gains (losses)                         5,550              344             2,583
                                                 --------          -------           -------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                  0                0                 0
   End of period                                  (12,019)          (1,548)           (3,585)
                                                 --------          -------           -------
Change in net unrealized appreciation
   (depreciation) of investments                  (12,019)          (1,548)           (3,585)
                                                 --------          -------           -------
Increase (decrease) in net assets from
   operations                                    $ (6,468)         $  (566)          $   330
                                                 ========          =======           =======

(1)  For the period from February 5, 2007 (inception) to December 31, 2007.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007

                                                   Asset        Capital     Government and
                                                Allocation    Appreciation   Quality Bond
                                                 Portfolio     Portfolio       Portfolio    Growth Portfolio
                                                 (Class 1)     (Class 1)       (Class 1)        (Class 1)
                                               ------------  -------------  --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   112,536    $  (277,445)   $   335,586      $  (104,872)
   Net realized gains (losses) from
      securities transactions                      710,375      4,134,193        (64,394)       1,534,178
   Change in net unrealized appreciation
      (depreciation) of investments               (188,165)     1,500,693        401,630         (359,495)
                                               -----------    -----------    -----------      -----------
      Increase (decrease) in net assets from
         operations                                634,746      5,357,441        672,822        1,069,811
                                               -----------    -----------    -----------      -----------
From capital transactions:
   Net proceeds from units sold                     21,190         17,040          6,629           11,279
   Cost of units redeemed                       (2,302,004)    (5,080,000)    (2,862,331)      (2,209,349)
   Net transfers                                   112,418       (253,125)       (30,473)        (162,142)
   Contract maintenance charge                      (2,350)        (5,613)        (3,396)          (3,231)
                                               -----------    -----------    -----------      -----------
      Increase (decrease) in net assets from
         capital transactions                   (2,170,746)    (5,321,698)    (2,889,571)      (2,363,443)
                                               -----------    -----------    -----------      -----------
Increase (decrease) in net assets               (1,536,000)        35,743     (2,216,749)      (1,293,632)
Net assets at beginning of period                9,977,259     23,597,538     16,379,702       12,810,872
                                               -----------    -----------    -----------      -----------
Net assets at end of period                    $ 8,441,259    $23,633,281    $14,162,953      $11,517,240
                                               ===========    ===========    ===========      ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          805            410            375              294
   Units redeemed                                  (87,094)      (105,364)      (162,325)         (59,681)
   Units transferred                                 4,348         (5,415)        (1,351)          (4,710)
                                               -----------    -----------    -----------      -----------
Increase (decrease) in units outstanding           (81,941)      (110,369)      (163,301)         (64,097)
Beginning units                                    394,248        541,588        938,287          373,400
                                               -----------    -----------    -----------      -----------
Ending units                                       312,307        431,219        774,986          309,303
                                               ===========    ===========    ===========      ===========

                                                                                       Capital    Government and
                                               Natural Resources  Asset Allocation  Appreciation   Quality Bond
                                                   Portfolio          Portfolio       Portfolio      Portfolio
                                                   (Class 1)          (Class 3)       (Class 3)      (Class 3)
                                               -----------------  ----------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $   (38,049)       $   31,120     $  (238,337)   $   451,590
   Net realized gains (losses) from
      securities transactions                       2,030,001           141,548       2,537,756        (10,577)
   Change in net unrealized appreciation
      (depreciation) of investments                   903,392            (2,828)      1,657,787        492,433
                                                  -----------        ----------     -----------    -----------
      Increase (decrease) in net assets from
         operations                                 2,895,344           169,840       3,957,206        933,446
                                                  -----------        ----------     -----------    -----------
From capital transactions:
   Net proceeds from units sold                         9,521           167,863       2,365,338      5,079,861
   Cost of units redeemed                          (1,468,779)         (163,563)     (1,119,410)    (1,452,283)
   Net transfers                                     (717,270)          268,455         840,967      2,720,848
   Contract maintenance charge                         (1,713)             (365)         (1,557)        (1,836)
                                                  -----------        ----------     -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                      (2,178,241)          272,390       2,085,338      6,346,590
                                                  -----------        ----------     -----------    -----------
Increase (decrease) in net assets                     717,103           442,230       6,042,544      7,280,036
Net assets at beginning of period                   8,665,254         2,422,849      14,012,679     16,715,764
                                                  -----------        ----------     -----------    -----------
Net assets at end of period                       $ 9,382,357        $2,865,079     $20,055,223    $23,995,800
                                                  ===========        ==========     ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                             176             6,497          75,819        297,506
   Units redeemed                                     (25,450)           (6,227)        (25,780)       (83,477)
   Units transferred                                  (13,292)           10,435          30,412        157,728
                                                  -----------        ----------     -----------    -----------
Increase (decrease) in units outstanding              (38,566)           10,705          80,451        371,757
Beginning units                                       178,574            97,095         334,692        971,781
                                                  -----------        ----------     -----------    -----------
Ending units                                          140,008           107,800         415,143      1,343,538
                                                  ===========        ==========     ===========    ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (Continued)


                                                                 Natural Resources  Aggressive Growth  Alliance Growth
                                               Growth Portfolio      Portfolio          Portfolio         Portfolio
                                                   (Class 3)         (Class 3)          (Class 1)         (Class 1)
                                               ----------------  -----------------  -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (100,678)       $  (35,981)        $   (68,926)      $  (366,546)
   Net realized gains (losses) from
      securities transactions                      1,163,928           652,950             103,668          (888,787)
   Change in net unrealized appreciation
      (depreciation) of investments                 (351,189)        1,436,225              (5,966)        4,270,789
                                                 -----------        ----------         -----------       -----------
      Increase (decrease) in net assets from
         operations                                  712,061         2,053,194              28,776         3,015,456
                                                 -----------        ----------         -----------       -----------
From capital transactions:
   Net proceeds from units sold                    1,427,533         1,995,300               8,045           116,262
   Cost of units redeemed                           (635,003)         (403,795)         (1,470,104)       (6,084,716)
   Net transfers                                     158,511           426,432            (890,302)       (2,128,867)
   Contract maintenance charge                        (1,014)             (603)             (2,385)           (9,192)
                                                 -----------        ----------         -----------       -----------
      Increase (decrease) in net assets from
         capital transactions                        950,027         2,017,334          (2,354,746)       (8,106,513)
                                                 -----------        ----------         -----------       -----------
Increase (decrease) in net assets                  1,662,088         4,070,528          (2,325,970)       (5,091,057)
Net assets at beginning of period                  8,713,522         4,473,238           7,704,037        27,754,618
                                                 -----------        ----------         -----------       -----------
Net assets at end of period                      $10,375,610        $8,543,766         $ 5,378,067       $22,663,561
                                                 ===========        ==========         ===========       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         39,805            40,782                 443             3,454
   Units redeemed                                    (17,544)           (6,920)            (78,539)         (173,994)
   Units transferred                                   4,371             8,061             (47,833)          (60,995)
                                                 -----------        ----------         -----------       -----------
Increase (decrease) in units outstanding              26,632            41,923            (125,929)         (231,535)
Beginning units                                      256,933            94,544             437,597           837,107
                                                 -----------        ----------         -----------       -----------
Ending units                                         283,565           136,467             311,668           605,572
                                                 ===========        ==========         ===========       ===========

                                                                    Blue Chip
                                                                      Growth    Capital Growth  Cash Management
                                               Balanced Portfolio   Portfolio      Portfolio       Portfolio
                                                    (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                               ------------------  -----------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                    $    93,308     $  (21,616)    $   (4,053)     $   239,814
   Net realized gains (losses) from
      securities transactions                           29,215         74,009        111,328          256,433
   Change in net unrealized appreciation
      (depreciation) of investments                    190,953        149,984         18,412         (165,043)
                                                   -----------     ----------     ----------      -----------
      Increase (decrease) in net assets from
         operations                                    313,476        202,377        125,687          331,204
                                                   -----------     ----------     ----------      -----------
From capital transactions:
   Net proceeds from units sold                         14,437          8,305          3,892            7,371
   Cost of units redeemed                           (1,702,010)      (234,197)      (119,305)      (6,360,844)
   Net transfers                                      (286,186)       293,816        (49,089)       7,787,991
   Contract maintenance charge                          (2,799)          (424)          (209)          (2,297)
                                                   -----------     ----------     ----------      -----------
      Increase (decrease) in net assets from
         capital transactions                       (1,976,558)        67,500       (164,711)       1,432,221
                                                   -----------     ----------     ----------      -----------
Increase (decrease) in net assets                   (1,663,082)       269,877        (39,024)       1,763,425
Net assets at beginning of period                    8,315,962      1,752,678      1,064,938        9,796,654
                                                   -----------     ----------     ----------      -----------
Net assets at end of period                        $ 6,652,880     $2,022,555     $1,025,914      $11,560,079
                                                   ===========     ==========     ==========      ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                              872          1,210            444              519
   Units redeemed                                     (100,529)       (33,930)       (13,767)        (467,044)
   Units transferred                                   (16,664)        40,210         (4,733)         573,586
                                                   -----------     ----------     ----------      -----------
Increase (decrease) in units outstanding              (116,321)         7,490        (18,056)         107,061
Beginning units                                        507,142        275,644        130,205          731,417
                                                   -----------     ----------     ----------      -----------
Ending units                                           390,821        283,134        112,149          838,478
                                                   ===========     ==========     ==========      ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (Continued)


                                               Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                                  (Class 1)       (Class 1)         (Class 1)         (Class 1)
                                               --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   164,749     $   (311,754)      $   20,337       $    27,077
   Net realized gains (losses) from
      securities transactions                        85,418        6,043,685          318,228         3,015,458
   Change in net unrealized appreciation
      (depreciation) of investments                  30,065       (3,689,673)        (394,797)          (63,091)
                                                -----------     ------------       ----------       -----------
      Increase (decrease) in net assets from
         operations                                 280,232        2,042,258          (56,232)        2,979,444
                                                -----------     ------------       ----------       -----------
From capital transactions:
   Net proceeds from units sold                      11,422           73,269            5,858            15,201
   Cost of units redeemed                        (1,548,310)      (9,447,289)        (594,084)       (2,862,667)
   Net transfers                                    169,745         (735,193)          21,135          (710,313)
   Contract maintenance charge                       (1,433)         (12,326)            (681)           (1,630)
                                                -----------     ------------       ----------       -----------
      Increase (decrease) in net assets from
         capital transactions                    (1,368,576)     (10,121,539)        (567,772)       (3,559,409)
                                                -----------     ------------       ----------       -----------
Increase (decrease) in net assets                (1,088,344)      (8,079,281)        (624,004)         (579,965)
Net assets at beginning of period                 8,106,771       48,642,189        2,666,848         9,766,665
                                                -----------     ------------       ----------       -----------
Net assets at end of period                     $ 7,018,427     $ 40,562,908       $2,042,844       $ 9,186,700
                                                ===========     ============       ==========       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           628            1,796              445               609
   Units redeemed                                   (85,208)        (232,092)         (44,920)         (131,958)
   Units transferred                                  9,329          (17,262)           2,245           (33,447)
                                                -----------     ------------       ----------       -----------
Increase (decrease) in units outstanding            (75,251)        (247,558)         (42,230)         (164,796)
Beginning units                                     451,616        1,246,273          204,092           507,829
                                                -----------     ------------       ----------       -----------
Ending units                                        376,365          998,715          161,862           343,033
                                                ===========     ============       ==========       ===========

                                                   Equity
                                               Opportunities     Fundamental     Global Bond  Global Equities
                                                 Portfolio    Growth Portfolio    Portfolio      Portfolio
                                                 (Class 1)        (Class 1)       (Class 1)      (Class 1)
                                               -------------  ----------------  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $     8,547     $   (95,944)     $  (29,932)    $   (22,994)
   Net realized gains (losses) from
      securities transactions                     1,133,373        (359,965)          4,806         326,112
   Change in net unrealized appreciation
      (depreciation) of investments              (1,205,924)      1,246,829         316,264         313,280
                                                -----------     -----------      ----------     -----------
      Increase (decrease) in net assets from
         operations                                 (64,004)        790,920         291,138         616,398
                                                -----------     -----------      ----------     -----------
From capital transactions:
   Net proceeds from units sold                      11,355          13,127           9,704           9,113
   Cost of units redeemed                        (1,346,541)     (1,622,203)       (784,726)     (1,334,388)
   Net transfers                                   (566,085)       (198,710)        463,237         130,521
   Contract maintenance charge                       (1,445)         (2,848)           (615)         (1,747)
                                                -----------     -----------      ----------     -----------
      Increase (decrease) in net assets from
         capital transactions                    (1,902,716)     (1,810,634)       (312,400)     (1,196,501)
                                                -----------     -----------      ----------     -----------
Increase (decrease) in net assets                (1,966,720)     (1,019,714)        (21,262)       (580,103)
Net assets at beginning of period                 7,930,109       7,044,969       3,250,643       6,286,525
                                                -----------     -----------      ----------     -----------
Net assets at end of period                     $ 5,963,389     $ 6,025,255      $3,229,381     $ 5,706,422
                                                ===========     ===========      ==========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           515             662             530             369
   Units redeemed                                   (63,700)        (82,028)        (42,918)        (51,720)
   Units transferred                                (27,036)         (9,785)         25,348           5,301
                                                -----------     -----------      ----------     -----------
Increase (decrease) in units outstanding            (90,221)        (91,151)        (17,040)        (46,050)
Beginning units                                     380,114         370,504         180,544         261,380
                                                -----------     -----------      ----------     -----------
Ending units                                        289,893         279,353         163,504         215,330
                                                ===========     ===========      ==========     ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (Continued)

                                                   Growth                                         International
                                               Opportunities  Growth-Income  High-Yield Bond  Diversified Equities
                                                 Portfolio      Portfolio       Portfolio           Portfolio
                                                 (Class 1)      (Class 1)       (Class 1)           (Class 1)
                                               -------------  -------------  ---------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $ (12,018)    $  (137,970)    $   567,477        $    37,180
   Net realized gains (losses) from
      securities transactions                       60,610       1,137,101         357,581            616,654
   Change in net unrealized appreciation
      (depreciation) of investments                 84,742         966,449        (923,484)           372,518
                                                 ---------     -----------     -----------        -----------
      Increase (decrease) in net assets from
         operations                                133,334       1,965,580           1,574          1,026,352
                                                 ---------     -----------     -----------        -----------
From capital transactions:
   Net proceeds from units sold                      4,235          44,852          10,001             20,291
   Cost of units redeemed                         (135,627)     (5,818,435)     (2,941,864)        (1,424,862)
   Net transfers                                   143,234        (368,731)         37,306            149,752
   Contract maintenance charge                        (146)         (7,339)         (1,921)            (1,589)
                                                 ---------     -----------     -----------        -----------
      Increase (decrease) in net assets from
         capital transactions                       11,696      (6,149,653)     (2,896,478)        (1,256,408)
                                                 ---------     -----------     -----------        -----------
Increase (decrease) in net assets                  145,030      (4,184,073)     (2,894,904)          (230,056)
Net assets at beginning of period                  805,175      23,526,553      12,084,690          7,937,585
                                                 ---------     -----------     -----------        -----------
Net assets at end of period                      $ 950,205     $19,342,480     $ 9,189,786        $ 7,707,529
                                                 =========     ===========     ===========        ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          627           1,318             472              1,311
   Units redeemed                                  (21,060)       (174,367)       (138,631)           (90,476)
   Units transferred                                18,396         (11,806)          1,426              9,957
                                                 ---------     -----------     -----------        -----------
Increase (decrease) in units outstanding            (2,037)       (184,855)       (136,733)           (79,208)
Beginning units                                    142,002         742,995         573,502            545,060
                                                 ---------     -----------     -----------        -----------
Ending units                                       139,965         558,140         436,769            465,852
                                                 =========     ===========     ===========        ===========

                                                                     MFS Massachusetts
                                               International Growth   Investors Trust   MFS Total Return  Mid-Cap Growth
                                                & Income Portfolio       Portfolio          Portfolio        Portfolio
                                                     (Class 1)           (Class 1)          (Class 1)        (Class 1)
                                               --------------------  -----------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                    $       866          $   (34,821)      $    168,179      $  (63,840)
   Net realized gains (losses) from
      securities transactions                        2,550,381              441,355          1,394,238         (42,200)
   Change in net unrealized appreciation
      (depreciation) of investments                 (1,865,904)             342,036         (1,041,880)        822,759
                                                   -----------          -----------       ------------      ----------
      Increase (decrease) in net assets from
         operations                                    685,343              748,570            520,537         716,719
                                                   -----------          -----------       ------------      ----------
From capital transactions:
   Net proceeds from units sold                         27,544                6,527             39,340          24,575
   Cost of units redeemed                           (2,530,382)          (2,029,953)        (3,020,810)       (916,186)
   Net transfers                                        92,703               (6,316)          (307,530)         54,492
   Contract maintenance charge                          (2,304)              (2,100)            (4,312)         (1,524)
                                                   -----------          -----------       ------------      ----------
      Increase (decrease) in net assets from
         capital transactions                       (2,412,439)          (2,031,842)        (3,293,312)       (838,643)
                                                   -----------          -----------       ------------      ----------
Increase (decrease) in net assets                   (1,727,096)          (1,283,272)        (2,772,775)       (121,924)
Net assets at beginning of period                   11,697,749            9,055,026         18,952,867       4,999,231
                                                   -----------          -----------       ------------      ----------
Net assets at end of period                        $ 9,970,653          $ 7,771,754       $ 16,180,092      $4,877,307
                                                   ===========          ===========       ============      ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                            1,330                  275              1,372           2,127
   Units redeemed                                     (125,818)             (82,348)          (104,254)        (77,625)
   Units transferred                                     5,476                  395            (10,757)          5,268
                                                   -----------          -----------       ------------      ----------
Increase (decrease) in units outstanding              (119,012)             (81,678)          (113,639)        (70,230)
Beginning units                                        618,360              385,451            674,463         459,103
                                                   -----------          -----------       ------------      ----------
Ending units                                           499,348              303,773            560,824         388,873
                                                   ===========          ===========       ============      ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (Continued)


                                               Real Estate  Technology  Telecom Utility   Worldwide High
                                                Portfolio    Portfolio     Portfolio     Income Portfolio
                                                (Class 1)    (Class 1)     (Class 1)         (Class 1)
                                               -----------  ----------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (16,356)  $(10,719)    $   29,709        $  138,307
   Net realized gains (losses) from
      securities transactions                    1,478,048     40,792         70,037            16,365
   Change in net unrealized appreciation
      (depreciation) of investments             (2,427,807)    94,136        293,363           (43,423)
                                               -----------   --------     ----------        ----------
      Increase (decrease) in net assets from
         operations                               (966,115)   124,209        393,109           111,249
                                               -----------   --------     ----------        ----------
From capital transactions:
   Net proceeds from units sold                     14,812      2,997          1,917             4,078
   Cost of units redeemed                         (868,463)   (56,227)      (507,950)         (565,128)
   Net transfers                                  (334,231)    39,876         39,412            20,925
   Contract maintenance charge                      (1,302)      (173)          (654)             (830)
                                               -----------   --------     ----------        ----------
      Increase (decrease) in net assets from
         capital transactions                   (1,189,184)   (13,527)      (467,275)         (540,955)
                                               -----------   --------     ----------        ----------
Increase (decrease) in net assets               (2,155,299)   110,682        (74,166)         (429,706)
Net assets at beginning of period                7,042,071    675,112      2,226,218         3,154,236
                                               -----------   --------     ----------        ----------
Net assets at end of period                    $ 4,886,772   $785,794     $2,152,052        $2,724,530
                                               ===========   ========     ==========        ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          437      1,138            131               186
   Units redeemed                                  (28,046)   (20,764)       (30,110)          (25,960)
   Units transferred                               (11,961)    10,960          2,391               854
                                               -----------   --------     ----------        ----------
Increase (decrease) in units outstanding           (39,570)    (8,666)       (27,588)          (24,920)
Beginning units                                    223,005    280,818        146,551           147,377
                                               -----------   --------     ----------        ----------
Ending units                                       183,435    272,152        118,963           122,457
                                               ===========   ========     ==========        ==========

                                                                                    American Funds    American Funds
                                               Aggressive Growth  Alliance Growth  Asset Allocation    Global Growth
                                                   Portfolio         Portfolio      SAST Portfolio    SAST Portfolio
                                                   (Class 3)         (Class 3)         (Class 3)        (Class 3)
                                               -----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $  (19,222)       $  (186,893)       $ (4,149)       $  (14,313)
   Net realized gains (losses) from
      securities transactions                         47,554            214,210             637             5,543
   Change in net unrealized appreciation
      (depreciation) of investments                 (124,510)         1,406,115         (11,871)           80,367
                                                  ----------        -----------        --------        ----------
      Increase (decrease) in net assets from
         operations                                  (96,178)         1,433,432         (15,383)           71,597
                                                  ----------        -----------        --------        ----------
From capital transactions:
   Net proceeds from units sold                      776,311          1,608,296         656,803         1,691,369
   Cost of units redeemed                            (95,779)          (657,685)         (1,278)          (63,447)
   Net transfers                                     (59,207)           915,867          25,408           420,801
   Contract maintenance charge                          (142)            (1,010)             (1)               (5)
                                                  ----------        -----------        --------        ----------
      Increase (decrease) in net assets from
         capital transactions                        621,183          1,865,468         680,932         2,048,718
                                                  ----------        -----------        --------        ----------
Increase (decrease) in net assets                    525,005          3,298,900         665,549         2,120,315
Net assets at beginning of period                  1,346,722          9,641,133           6,306            24,436
                                                  ----------        -----------        --------        ----------
Net assets at end of period                       $1,871,727        $12,940,033        $671,855        $2,144,751
                                                  ==========        ===========        ========        ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         41,454             52,890          58,199           144,677
   Units redeemed                                     (5,287)           (19,172)           (115)           (5,316)
   Units transferred                                  (3,478)            30,408           2,311            35,261
                                                  ----------        -----------        --------        ----------
Increase (decrease) in units outstanding              32,689             64,126          60,395           174,622
Beginning units                                       77,923            300,705             599             2,269
                                                  ----------        -----------        --------        ----------
Ending units                                         110,612            364,831          60,994           176,891
                                                  ==========        ===========        ========        ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (Continued)

                                               American Funds  American Funds
                                                 Growth SAST    Growth-Income                      Blue Chip Growth
                                                  Portfolio    SAST Portfolio  Balanced Portfolio      Portfolio
                                                  (Class 3)       (Class 3)         (Class 3)          (Class 3)
                                               --------------  --------------  ------------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (8,783)     $  (16,367)       $   13,017         $  (17,118)
   Net realized gains (losses) from
      securities transactions                         2,374           5,379            (4,913)            16,522
   Change in net unrealized appreciation
      (depreciation) of investments                  (3,463)        (56,359)            5,473            124,899
                                                 ----------      ----------        ----------         ----------
      Increase (decrease) in net assets from
         operations                                  (9,872)        (67,347)           13,577            124,303
                                                 ----------      ----------        ----------         ----------
From capital transactions:
   Net proceeds from units sold                   1,603,908       2,220,585           742,121            547,772
   Cost of units redeemed                          (140,237)       (118,770)           (7,443)           (56,553)
   Net transfers                                    481,171         893,877          (297,321)            77,016
   Contract maintenance charge                           (2)             (4)             (186)              (161)
                                                 ----------      ----------        ----------         ----------
      Increase (decrease) in net assets from
         capital transactions                     1,944,840       2,995,688           437,171            568,074
                                                 ----------      ----------        ----------         ----------
Increase (decrease) in net assets                 1,934,968       2,928,341           450,748            692,377
Net assets at beginning of period                     8,397          10,234           616,993            947,008
                                                 ----------      ----------        ----------         ----------
Net assets at end of period                      $1,943,365      $2,938,575        $1,067,741         $1,639,385
                                                 ==========      ==========        ==========         ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       135,912         199,824            43,845             79,100
   Units redeemed                                   (11,835)        (10,412)             (455)            (8,232)
   Units transferred                                 40,632          80,370           (17,615)            11,505
                                                 ----------      ----------        ----------         ----------
Increase (decrease) in units outstanding            164,709         269,782            25,775             82,373
Beginning units                                         788             971            38,174            150,701
                                                 ----------      ----------        ----------         ----------
Ending units                                        165,497         270,753            63,949            233,074
                                                 ==========      ==========        ==========         ==========


                                               Capital Growth  Cash Management  Corporate Bond  Davis Venture Value
                                                  Portfolio       Portfolio        Portfolio         Portfolio
                                                  (Class 3)       (Class 3)        (Class 3)         (Class 3)
                                               --------------  ---------------  --------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (1,112)     $  187,082      $   299,486        $  (213,405)
   Net realized gains (losses) from
      securities transactions                        11,458         121,327            6,722          1,621,793
   Change in net unrealized appreciation
      (depreciation) of investments                  57,499        (104,074)         109,456           (541,329)
                                                 ----------      ----------      -----------        -----------
      Increase (decrease) in net assets from
         operations                                  67,845         204,335          415,664            867,059
                                                 ----------      ----------      -----------        -----------
From capital transactions:
   Net proceeds from units sold                   1,081,474       2,916,958        4,176,759          3,349,642
   Cost of units redeemed                           (28,365)     (1,105,035)        (488,214)        (1,765,915)
   Net transfers                                    431,677       1,359,923        2,206,055          2,289,825
   Contract maintenance charge                          (61)           (612)            (864)            (2,227)
                                                 ----------      ----------      -----------        -----------
      Increase (decrease) in net assets from
         capital transactions                     1,484,725       3,171,234        5,893,736          3,871,325
                                                 ----------      ----------      -----------        -----------
Increase (decrease) in net assets                 1,552,570       3,375,569        6,309,400          4,738,384
Net assets at beginning of period                   429,275       5,623,721        8,169,397         21,928,071
                                                 ----------      ----------      -----------        -----------
Net assets at end of period                      $1,981,845      $8,999,290      $14,478,797        $26,666,455
                                                 ==========      ==========      ===========        ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       121,325         218,557          237,923             94,556
   Units redeemed                                    (3,327)        (82,782)         (27,315)           (44,387)
   Units transferred                                 48,940         103,106          125,840             67,950
                                                 ----------      ----------      -----------        -----------
Increase (decrease) in units outstanding            166,938         238,881          336,448            118,119
Beginning units                                      53,332         425,399          463,834            572,565
                                                 ----------      ----------      -----------        -----------
Ending units                                        220,270         664,280          800,282            690,684
                                                 ==========      ==========      ===========        ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (Continued)


                                                "Dogs" of Wall   Emerging Markets  Equity Opportunities  Foreign Value
                                               Street Portfolio      Portfolio           Portfolio         Portfolio
                                                   (Class 3)         (Class 3)           (Class 3)         (Class 3)
                                               ----------------  ----------------  --------------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $   12,350        $   25,825          $    1,311        $    40,696
   Net realized gains (losses) from
      securities transactions                         94,033         1,455,954             283,631          1,206,792
   Change in net unrealized appreciation
      (depreciation) of investments                 (155,924)          842,435            (326,631)           731,564
                                                  ----------        ----------          ----------        -----------
      Increase (decrease) in net assets from
         operations                                  (49,541)        2,324,214             (41,689)         1,979,052
                                                  ----------        ----------          ----------        -----------
From capital transactions:
   Net proceeds from units sold                      512,899         2,643,553             217,972          1,635,095
   Cost of units redeemed                            (94,249)         (963,395)           (204,529)        (1,508,795)
   Net transfers                                     (62,560)          540,071             129,517          1,045,565
   Contract maintenance charge                          (168)             (589)               (200)            (1,813)
                                                  ----------        ----------          ----------        -----------
      Increase (decrease) in net assets from
         capital transactions                        355,922         2,219,640             142,760          1,170,052
                                                  ----------        ----------          ----------        -----------
Increase (decrease) in net assets                    306,381         4,543,854             101,071          3,149,104
Net assets at beginning of period                    884,327         4,870,287           2,252,952         16,124,959
                                                  ----------        ----------          ----------        -----------
Net assets at end of period                       $1,190,708        $9,414,141          $2,354,023        $19,274,063
                                                  ==========        ==========          ==========        ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         38,017           115,274              11,374             78,596
   Units redeemed                                     (7,257)          (39,253)            (10,994)           (70,379)
   Units transferred                                  (3,522)           24,322               6,434             51,033
                                                  ----------        ----------          ----------        -----------
Increase (decrease) in units outstanding              27,238           100,343               6,814             59,250
Beginning units                                       68,585           257,317             111,322            814,527
                                                  ----------        ----------          ----------        -----------
Ending units                                          95,823           357,660             118,136            873,777
                                                  ==========        ==========          ==========        ===========

                                                                                                   Growth
                                                  Fundamental    Global Bond  Global Equities  Opportunities
                                               Growth Portfolio   Portfolio      Portfolio       Portfolio
                                                   (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                               ----------------  -----------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $  (14,504)    $  (20,208)    $   (6,853)     $  (29,541)
   Net realized gains (losses) from
      securities transactions                         15,375          8,989         61,784          39,392
   Change in net unrealized appreciation
      (depreciation) of investments                  137,668        212,608         95,112         319,879
                                                  ----------     ----------     ----------      ----------
      Increase (decrease) in net assets from
         operations                                  138,539        201,389        150,043         329,730
                                                  ----------     ----------     ----------      ----------
From capital transactions:
   Net proceeds from units sold                    1,811,890        697,312        614,835         594,910
   Cost of units redeemed                            (11,483)       (22,716)       (83,997)       (102,212)
   Net transfers                                     575,430        702,545        111,472         241,907
   Contract maintenance charge                           (53)          (116)          (118)           (164)
                                                  ----------     ----------     ----------      ----------
      Increase (decrease) in net assets from
         capital transactions                      2,375,784      1,377,025        642,192         734,441
                                                  ----------     ----------     ----------      ----------
Increase (decrease) in net assets                  2,514,323      1,578,414        792,235       1,064,171
Net assets at beginning of period                    199,450      1,132,188      1,371,519       1,189,111
                                                  ----------     ----------     ----------      ----------
Net assets at end of period                       $2,713,773     $2,710,602     $2,163,754      $2,253,282
                                                  ==========     ==========     ==========      ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         90,357         39,539         24,084         100,013
   Units redeemed                                       (569)        (1,267)        (3,233)        (15,893)
   Units transferred                                  28,587         39,980          5,534          40,920
                                                  ----------     ----------     ----------      ----------
Increase (decrease) in units outstanding             118,375         78,252         26,385         125,040
Beginning units                                       10,678         65,124         57,896         212,701
                                                  ----------     ----------     ----------      ----------
Ending units                                         129,053        143,376         84,281         337,741
                                                  ==========     ==========     ==========      ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (Continued)

                                                                                   International
                                               Growth-Income  High-Yield Bond  Diversified Equities  International Growth
                                                 Portfolio       Portfolio           Portfolio        & Income Portfolio
                                                 (Class 3)       (Class 3)           (Class 3)             (Class 3)
                                               -------------  ---------------  --------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (6,606)     $  149,886         $    64,143            $   13,863
   Net realized gains (losses) from
      securities transactions                        9,808          (3,286)            355,429             1,103,349
   Change in net unrealized appreciation
      (depreciation) of investments                 69,963        (168,136)          1,177,445              (935,317)
                                                ----------      ----------         -----------            ----------
      Increase (decrease) in net assets from
         operations                                 73,165         (21,536)          1,597,017               181,895
                                                ----------      ----------         -----------            ----------
From capital transactions:
   Net proceeds from units sold                    102,253         634,564           2,827,889             3,981,484
   Cost of units redeemed                          (28,104)       (211,695)           (758,519)             (311,336)
   Net transfers                                   194,594         511,495             742,666             1,832,991
   Contract maintenance charge                         (95)           (246)             (1,310)                 (392)
                                                ----------      ----------         -----------            ----------
      Increase (decrease) in net assets from
         capital transactions                      268,648         934,118           2,810,726             5,502,747
                                                ----------      ----------         -----------            ----------
Increase (decrease) in net assets                  341,813         912,582           4,407,743             5,684,642
Net assets at beginning of period                  753,327       1,708,412          11,143,193             4,207,621
                                                ----------      ----------         -----------            ----------
Net assets at end of period                     $1,095,140      $2,620,994         $15,550,936            $9,892,263
                                                ==========      ==========         ===========            ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        3,050          31,649             181,886               204,751
   Units redeemed                                     (861)        (10,191)            (48,789)              (15,606)
   Units transferred                                 5,802          26,725              48,059                94,069
                                                ----------      ----------         -----------            ----------
Increase (decrease) in units outstanding             7,991          48,183             181,156               283,214
Beginning units                                     25,329          83,697             774,274               227,007
                                                ----------      ----------         -----------            ----------
Ending units                                        33,320         131,880             955,430               510,221
                                                ==========      ==========         ===========            ==========

                                                                 MFS Massachusetts
                                                Marsico Focused   Investors Trust   MFS Total Return  Mid-Cap Growth
                                               Growth Portfolio      Portfolio          Portfolio        Portfolio
                                                   (Class 3)         (Class 3)          (Class 3)        (Class 3)
                                               ----------------  -----------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $  (24,537)       $  (16,912)        $   87,658       $  (73,020)
   Net realized gains (losses) from
      securities transactions                        113,375            97,933            479,370          106,082
   Change in net unrealized appreciation
      (depreciation) of investments                   91,692           152,067           (416,978)         584,727
                                                  ----------        ----------         ----------       ----------
      Increase (decrease) in net assets from
         operations                                  180,530           233,088            150,050          617,789
                                                  ----------        ----------         ----------       ----------
From capital transactions:
   Net proceeds from units sold                      539,965            79,290          1,380,444          935,615
   Cost of units redeemed                            (89,439)         (288,035)          (396,752)        (357,609)
   Net transfers                                     113,039            (1,209)         1,233,884          184,028
   Contract maintenance charge                          (124)             (310)            (1,073)            (412)
                                                  ----------        ----------         ----------       ----------
      Increase (decrease) in net assets from
         capital transactions                        563,441          (210,264)         2,216,503          761,622
                                                  ----------        ----------         ----------       ----------
Increase (decrease) in net assets                    743,971            22,824          2,366,553        1,379,411
Net assets at beginning of period                  1,302,180         2,793,929          7,118,917        4,158,703
                                                  ----------        ----------         ----------       ----------
Net assets at end of period                       $2,046,151        $2,816,753         $9,485,470       $5,538,114
                                                  ==========        ==========         ==========       ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         42,444             3,582             60,986           77,381
   Units redeemed                                     (6,902)          (11,832)           (14,090)         (29,993)
   Units transferred                                   8,910               (48)            48,645           15,058
                                                  ----------        ----------         ----------       ----------
Increase (decrease) in units outstanding              44,452            (8,298)            95,541           62,446
Beginning units                                      108,098           120,382            259,391          389,077
                                                  ----------        ----------         ----------       ----------
Ending units                                         152,550           112,084            354,932          451,523
                                                  ==========        ==========         ==========       ==========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (Continued)

                                               Real Estate  Small & Mid Cap   Small Company   Technology
                                                Portfolio   Value Portfolio  Value Portfolio   Portfolio
                                                (Class 3)      (Class 3)        (Class 3)      (Class 3)
                                               -----------  ---------------  ---------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (12,267)   $  (116,968)     $  (29,759)    $  (14,506)
   Net realized gains (losses) from
      securities transactions                    1,022,907        636,310          41,104         20,352
   Change in net unrealized appreciation
      (depreciation) of investments             (2,148,606)      (739,313)       (313,007)       149,642
                                               -----------    -----------      ----------     ----------
      Increase (decrease) in net assets from
         operations                             (1,137,966)      (219,971)       (301,662)       155,488
                                               -----------    -----------      ----------     ----------
From capital transactions:
   Net proceeds from units sold                  2,304,949      3,314,248       1,611,147        362,693
   Cost of units redeemed                         (221,393)      (594,620)        (40,610)       (71,494)
   Net transfers                                 1,131,327      1,329,167         952,894        135,378
   Contract maintenance charge                        (591)          (983)           (117)          (169)
                                               -----------    -----------      ----------     ----------
      Increase (decrease) in net assets from
         capital transactions                    3,214,292      4,047,812       2,523,314        426,408
                                               -----------    -----------      ----------     ----------
Increase (decrease) in net assets                2,076,326      3,827,841       2,221,652        581,896
Net assets at beginning of period                4,656,301      8,418,212         840,233        689,041
                                               -----------    -----------      ----------     ----------
Net assets at end of period                    $ 6,732,627    $12,246,053      $3,061,885     $1,270,937
                                               ===========    ===========      ==========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       77,135        173,856         157,096        135,342
   Units redeemed                                   (7,654)       (30,868)         (3,917)       (26,349)
   Units transferred                                38,470         72,046          93,718         47,987
                                               -----------    -----------      ----------     ----------
Increase (decrease) in units outstanding           107,951        215,034         246,897        156,980
Beginning units                                    149,616        461,228          83,068        291,032
                                               -----------    -----------      ----------     ----------
Ending units                                       257,567        676,262         329,965        448,012
                                               ===========    ===========      ==========     ==========

                                               Telecom Utility   Worldwide High                       Growth and Income
                                                  Portfolio     Income Portfolio  Comstock Portfolio      Portfolio
                                                  (Class 3)         (Class 3)         (Class II)          (Class II)
                                               ---------------  ----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $  5,762          $ 35,442          $     (890)        $   (39,636)
   Net realized gains (losses) from
      securities transactions                        2,992               617             175,785             635,831
   Change in net unrealized appreciation
      (depreciation) of investments                 36,880           (12,040)           (411,520)           (562,172)
                                                  --------          --------          ----------         -----------
      Increase (decrease) in net assets from
         operations                                 45,634            24,019            (236,625)             34,023
                                                  --------          --------          ----------         -----------
From capital transactions:
   Net proceeds from units sold                    159,856           115,675           1,271,714           3,566,360
   Cost of units redeemed                           (3,506)          (15,436)           (462,695)           (988,106)
   Net transfers                                    33,667            46,401             577,518           1,783,620
   Contract maintenance charge                         (33)              (43)               (565)             (1,423)
                                                  --------          --------          ----------         -----------
      Increase (decrease) in net assets from
         capital transactions                      189,984           146,597           1,385,972           4,360,451
                                                  --------          --------          ----------         -----------
Increase (decrease) in net assets                  235,618           170,616           1,149,347           4,394,474
Net assets at beginning of period                  176,763           584,827           4,538,092          12,527,095
                                                  --------          --------          ----------         -----------
Net assets at end of period                       $412,381          $755,443          $5,687,439         $16,921,569
                                                  ========          ========          ==========         ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        9,585             5,756              86,484             224,908
   Units redeemed                                     (209)             (740)            (31,882)            (62,640)
   Units transferred                                 1,961             2,125              40,007             112,710
                                                  --------          --------          ----------         -----------
Increase (decrease) in units outstanding            11,337             7,141              94,609             274,978
Beginning units                                     11,768            27,903             318,475             816,855
                                                  --------          --------          ----------         -----------
Ending units                                        23,105            35,044             413,084           1,091,833
                                                  ========          ========          ==========         ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (Continued)

                                                Strategic   Diversified
                                                 Growth    International  Equity Income
                                                Portfolio     Account       Account I    Growth Account
                                               (Class II)    (Class 2)      (Class 2)       (Class 2)
                                               ----------  -------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $ (9,518)    $  3,088      $  (23,841)      $ (1,706)
   Net realized gains (losses) from
      securities transactions                      9,581      146,037         165,937          1,312
   Change in net unrealized appreciation
      (depreciation) of investments               84,603      (62,890)        (61,657)        21,068
                                                --------     --------      ----------       --------
      Increase (decrease) in net assets from
         operations                               84,666       86,235          80,439         20,674
                                                --------     --------      ----------       --------
From capital transactions:
   Net proceeds from units sold                   76,871        3,727         148,832              0
   Cost of units redeemed                        (41,594)     (36,771)       (118,631)          (713)
   Net transfers                                  (6,868)     302,342         136,006         23,422
   Contract maintenance charge                       (28)        (130)           (359)            (6)
                                                --------     --------      ----------       --------
      Increase (decrease) in net assets from
         capital transactions                     28,381      269,168         165,848         22,703
                                                --------     --------      ----------       --------
Increase (decrease) in net assets                113,047      355,403         246,287         43,377
Net assets at beginning of period                571,367      534,057       2,435,451         91,760
                                                --------     --------      ----------       --------
Net assets at end of period                     $684,414     $889,460      $2,681,738       $135,137
                                                ========     ========      ==========       ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      7,167          472          14,171              0
   Units redeemed                                 (4,109)      (4,478)        (11,149)           (97)
   Units transferred                                (501)      35,923          12,570          2,885
                                                --------     --------      ----------       --------
Increase (decrease) in units outstanding           2,557       31,917          15,592          2,788
Beginning units                                   57,937       69,779         237,372         12,939
                                                --------     --------      ----------       --------
Ending units                                      60,494      101,696         252,964         15,727
                                                ========     ========      ==========       ========

                                                                LargeCap
                                                                 Blend    MidCap Stock  Money Market
                                               Income Account   Account      Account       Account
                                                  (Class 2)    (Class 2)    (Class 2)     (Class 2)
                                               --------------  ---------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  32,046     $   (314)   $  (25,808)   $   4,562
   Net realized gains (losses) from
      securities transactions                       (1,944)       6,927       199,478            0
   Change in net unrealized appreciation
      (depreciation) of investments                 (6,008)      (1,028)     (461,984)           0
                                                 ---------     --------    ----------    ---------
      Increase (decrease) in net assets from
         operations                                 24,094        5,585      (288,314)       4,562
                                                 ---------     --------    ----------    ---------
From capital transactions:
   Net proceeds from units sold                     81,735            0     1,015,595            0
   Cost of units redeemed                         (128,702)      (6,317)      (29,072)    (160,103)
   Net transfers                                    15,886        4,820      (312,819)     325,895
   Contract maintenance charge                         (38)         (33)         (733)          (1)
                                                 ---------     --------    ----------    ---------
      Increase (decrease) in net assets from
         capital transactions                      (31,119)      (1,530)      672,971      165,791
                                                 ---------     --------    ----------    ---------
Increase (decrease) in net assets                   (7,025)       4,055       384,657      170,353
Net assets at beginning of period                  614,681      169,811     2,090,330       26,100
                                                 ---------     --------    ----------    ---------
Net assets at end of period                      $ 607,656     $173,866    $2,474,987    $ 196,453
                                                 =========     ========    ==========    =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       11,366            0        93,321            0
   Units redeemed                                  (17,994)        (902)       (2,760)     (27,089)
   Units transferred                                 2,204          686       (28,981)      55,481
                                                 ---------     --------    ----------    ---------
Increase (decrease) in units outstanding            (4,424)        (216)       61,580       28,392
Beginning units                                     86,140       24,521       198,267        4,510
                                                 ---------     --------    ----------    ---------
Ending units                                        81,716       24,305       259,847       32,902
                                                 =========     ========    ==========    =========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (Continued)

                                                Mortgage   Real Estate                SAM Conservative
                                               Securities   Securities  SAM Balanced      Balanced
                                                 Account     Account      Portfolio       Portfolio
                                                (Class 2)   (Class 2)     (Class 2)       (Class 2)
                                               ----------  -----------  ------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  267     $   6,395   $   100,721      $   23,235
   Net realized gains (losses) from
      securities transactions                       (73)       50,537       403,510          38,797
   Change in net unrealized appreciation
      (depreciation) of investments                 122       (86,407)      352,387          17,666
                                                 ------     ---------   -----------      ----------
      Increase (decrease) in net assets from
         operations                                 316       (29,475)      856,618          79,698
                                                 ------     ---------   -----------      ----------
From capital transactions:
   Net proceeds from units sold                       0             0     2,747,171          59,053
   Cost of units redeemed                          (646)      (26,103)   (1,840,581)       (161,380)
   Net transfers                                    100      (307,679)      796,932         183,294
   Contract maintenance charge                      (13)          (38)       (2,951)           (392)
                                                 ------     ---------   -----------      ----------
      Increase (decrease) in net assets from
         capital transactions                      (559)     (333,820)    1,700,571          80,575
                                                 ------     ---------   -----------      ----------
Increase (decrease) in net assets                  (243)     (363,295)    2,557,189         160,273
Net assets at beginning of period                 7,180       416,984    12,593,462       1,338,688
Net assets at end of period                      $6,937     $  53,689   $15,150,651      $1,498,961
                                                 ======     =========   ===========      ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         0             0       266,234           7,803
   Units redeemed                                  (101)       (1,440)     (179,479)        (21,829)
   Units transferred                                 18       (15,059)       77,522          24,025
                                                 ------     ---------   -----------      ----------
Increase (decrease) in units outstanding            (83)      (16,499)      164,277           9,999
Beginning units                                   1,096        19,651     1,264,527         187,469
                                                 ------     ---------   -----------      ----------
Ending units                                      1,013         3,152     1,428,804         197,468
                                                 ======     =========   ===========      ==========

                                                                 SAM Flexible  SAM Strategic  Short-Term
                                               SAM Conservative     Income        Growth        Income
                                               Growth Portfolio    Portfolio     Portfolio      Account
                                                   (Class 2)       (Class 2)     (Class 2)     (Class 2)
                                               ----------------  ------------  -------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $   (5,086)     $   69,491     $ (3,068)     $    907
   Net realized gains (losses) from
      securities transactions                         69,217          66,343       17,308          (757)
   Change in net unrealized appreciation
      (depreciation) of investments                  153,364         (32,188)      23,528           565
                                                  ----------      ----------     --------      --------
      Increase (decrease) in net assets from
         operations                                  217,495         103,646       37,768           715
                                                  ----------      ----------     --------      --------
From capital transactions:
   Net proceeds from units sold                      176,385           2,500       72,705             0
   Cost of units redeemed                           (144,231)       (405,963)     (43,897)       (2,263)
   Net transfers                                     131,410         (74,395)      46,389       (30,560)
   Contract maintenance charge                          (689)           (750)        (170)          (41)
                                                  ----------      ----------     --------      --------
      Increase (decrease) in net assets from
         capital transactions                        162,875        (478,608)      75,027       (32,864)
                                                  ----------      ----------     --------      --------
Increase (decrease) in net assets                    380,370        (374,962)     112,795       (32,149)
Net assets at beginning of period                  2,821,107       2,617,099      422,702        60,649
Net assets at end of period                       $3,201,477      $2,242,137     $535,497      $ 28,500
                                                  ==========      ==========     ========      ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         16,275             294        6,187             0
   Units redeemed                                    (13,102)        (48,616)      (3,631)         (348)
   Units transferred                                  12,429          (8,966)       3,840        (4,642)
                                                  ----------      ----------     --------      --------
Increase (decrease) in units outstanding              15,602         (57,288)       6,396        (4,990)
Beginning units                                      266,719         322,522       36,290         9,201
                                                  ----------      ----------     --------      --------
Ending units                                         282,321         265,234       42,686         4,211
                                                  ==========      ==========     ========      ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (Continued)

                                                                      Columbia High  Columbia Marsico
                                                SmallCap  West Coast   Yield Fund,   Focused Equities
                                                 Growth     Equity      Variable      Fund, Variable
                                                Account     Account      Series           Series
                                               (Class 2)   (Class 2)    (Class A)        (Class A)
                                               ---------  ----------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (2,461)  $  (11,672)   $  6,265         $ (9,991)
   Net realized gains (losses) from
      securities transactions                       721       49,938         449           17,653
   Change in net unrealized appreciation
      (depreciation) of investments               6,317       27,889      (6,387)          68,673
                                               --------   ----------    --------         --------
      Increase (decrease) in net assets from
         operations                               4,577       66,155         327           76,335
                                               --------   ----------    --------         --------
From capital transactions:
   Net proceeds from units sold                       0       51,104      23,233          154,814
   Cost of units redeemed                          (623)     (70,567)     (4,457)          (2,882)
   Net transfers                                 (2,749)      19,479      30,552           53,041
   Contract maintenance charge                      (17)         (97)        (53)             (98)
                                               --------   ----------    --------         --------
      Increase (decrease) in net assets from
         capital transactions                    (3,389)         (81)     49,275          204,875
                                               --------   ----------    --------         --------
Increase (decrease) in net assets                 1,188       66,074      49,602          281,210
Net assets at beginning of period               147,613      934,338     179,520          442,153
                                               --------   ----------    --------         --------
Net assets at end of period                    $148,801   $1,000,412    $229,122         $723,363
                                               ========   ==========    ========         ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         0        4,172       1,469           12,648
   Units redeemed                                   (93)      (5,550)       (282)            (237)
   Units transferred                               (372)       1,593       1,911            4,740
                                               --------   ----------    --------         --------
Increase (decrease) in units outstanding           (465)         215       3,098           17,151
Beginning units                                  21,949       76,311      11,356           37,098
                                               --------   ----------    --------         --------
Ending units                                     21,484       76,526      14,454           54,249
                                               ========   ==========    ========         ========

                                                  Asset
                                               Allocation  Global Growth               Growth-Income
                                                  Fund          Fund      Growth Fund      Fund
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                               ----------  -------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   22,495   $   186,415   $  (108,907)  $    13,423
   Net realized gains (losses) from
      securities transactions                      26,500       939,336     1,467,494       940,923
   Change in net unrealized appreciation
      (depreciation) of investments               (37,745)      618,977       118,096      (455,960)
                                               ----------   -----------   -----------   -----------
      Increase (decrease) in net assets from
         operations                                11,250     1,744,728     1,476,683       498,386
                                               ----------   -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                   949,967     2,406,318     2,357,968     3,011,934
   Cost of units redeemed                         (15,328)     (926,780)   (1,170,616)   (1,299,876)
   Net transfers                                  461,214     1,670,644       950,821     1,416,914
   Contract maintenance charge                        (25)       (1,071)       (1,217)       (1,463)
                                               ----------   -----------   -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   1,395,828     3,149,111     2,136,956     3,127,509
                                               ----------   -----------   -----------   -----------
Increase (decrease) in net assets               1,407,078     4,893,839     3,613,639     3,625,895
Net assets at beginning of period                 198,164    11,166,439    12,196,400    15,129,375
                                               ----------   -----------   -----------   -----------
Net assets at end of period                    $1,605,242   $16,060,278   $15,810,039   $18,755,270
                                               ==========   ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      54,274       103,521       109,932       156,041
   Units redeemed                                    (867)      (39,358)      (52,737)      (67,613)
   Units transferred                               26,402        73,106        44,695        72,246
                                               ----------   -----------   -----------   -----------
Increase (decrease) in units outstanding           79,809       137,269       101,890       160,674
Beginning units                                    11,970       514,583       604,883       829,697
                                               ----------   -----------   -----------   -----------
Ending units                                       91,779       651,852       706,773       990,371
                                               ==========   ===========   ===========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (Continued)

                                                 Growth      Mid Cap    MTB Large       MTB         MTB Managed       MTB Managed
                                               and Income     Value        Cap       Large Cap   Allocation Fund -  Allocation Fund
                                                Portfolio   Portfolio     Growth       Value        Aggressive         - Moderate
                                               (Class VC)  (Class VC)  Fund II (1)  Fund II (1)    Growth II (1)     Growth II (1)
                                               ----------  ----------  -----------  -----------  -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    6,917   $    (48)    $   (13)    $      1        $    638           $   1,332
   Net realized gains (losses) from
      securities transactions                     624,803     31,500       2,153        5,550             344               2,583
   Change in net unrealized appreciation
      (depreciation) of investments              (569,615)   (46,744)     (2,395)     (12,019)         (1,548)             (3,585)
                                               ----------   --------     -------     --------        --------           ---------
      Increase (decrease) in net assets from
         operations                                62,105    (15,292)       (255)      (6,468)           (566)                330
                                               ----------   --------     -------     --------        --------           ---------
From capital transactions:
   Net proceeds from units sold                 3,178,835    150,856      21,865       21,150         149,927              89,743
   Cost of units redeemed                        (316,509)      (562)       (104)      (1,048)              0                (200)
   Net transfers                                  987,775    107,706      13,646      158,740           8,636              10,333
   Contract maintenance charge                       (447)        (9)          0           (2)              0                   0
                                               ----------   --------     -------     --------        --------           ---------
      Increase (decrease) in net assets from
         capital transactions                   3,849,654    257,991      35,407      178,840         158,563              99,876
                                               ----------   --------     -------     --------        --------           ---------
Increase (decrease) in net assets               3,911,759    242,699      35,152      172,372         157,997             100,206
Net assets at beginning of period               4,648,757      3,803           0            0               0                   0
                                               ----------   --------     -------     --------        --------           ---------
Net assets at end of period                    $8,560,516   $246,502     $35,152     $172,372        $157,997           $ 100,206
                                               ==========   ========     =======     ========        ========           =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     225,469      9,191       2,064        2,164          14,319               8,675
   Units redeemed                                 (22,199)       (35)        (10)        (106)              0                 (19)
   Units transferred                               70,106      6,488       1,287       15,706             831                 997
                                               ----------   --------     -------     --------        --------           ---------
Increase (decrease) in units outstanding          273,376     15,644       3,341       17,764          15,150               9,653
Beginning units                                   338,203        244           0            0               0                   0
                                               ----------   --------     -------     --------        --------           ---------
Ending units                                      611,579     15,888       3,341       17,764          15,150               9,653
                                               ==========   ========     =======     ========        ========           =========

(1)  For the period from February 5, 2007 (inception) to December 31, 2007.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006


                                                   Asset         Global                    Growth
                                                 Allocation      Growth       Growth       Income
                                                    Fund          Fund         Fund         Fund
                                               (Class 2) (1)   (Class 2)    (Class 2)    (Class 2)
                                               -------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  3,127     $   (58,118) $   (47,784) $    35,358
   Net realized gains (losses) from
      securities transactions                           0          45,106       92,925      299,125
   Change in net unrealized appreciation
      (depreciation) of investments                 3,141       1,419,437      733,674    1,138,240
                                                 --------     -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                                 6,268       1,406,425      778,815    1,472,723
                                                 --------     -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                   154,409       2,743,131    3,318,970    3,643,966
   Cost of units redeemed                             (93)       (254,434)    (436,855)    (332,731)
   Net transfers                                   37,580       1,699,110    2,032,588    1,480,570
   Contract maintenance charge                          0            (633)        (723)        (918)
                                                 --------     -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                     191,896       4,187,174    4,913,980    4,790,887
                                                 --------     -----------  -----------  -----------
Increase (decrease) in net assets                 198,164       5,593,599    5,692,795    6,263,610
Net assets at beginning of period                       0       5,572,840    6,503,605    8,865,765
                                                 --------     -----------  -----------  -----------
Net assets at end of period                      $198,164     $11,166,439  $12,196,400  $15,129,375
                                                 ========     ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       9,640         137,528      171,606      211,164
   Units redeemed                                      (6)        (12,941)     (22,527)     (19,884)
   Units transferred                                2,336          85,378      105,816       86,905
                                                 --------     -----------  -----------  -----------
Increase (decrease) in units outstanding           11,970         209,965      254,895      278,185
Beginning units                                         0         304,618      349,988      551,512
                                                 --------     -----------  -----------  -----------
Ending units                                       11,970         514,583      604,883      829,697
                                                 ========     ===========  ===========  ===========

                                                                           Government
                                                  Asset        Capital         and
                                                Allocation  Appreciation  Quality Bond     Growth
                                                Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                               -----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   186,785  $  (348,293)  $   373,566   $  (124,310)
   Net realized gains (losses) from
      securities transactions                      270,137      882,132      (171,263)    1,267,510
   Change in net unrealized appreciation
      (depreciation) of investments                537,538    1,783,321        72,581       307,537
                                               -----------  -----------   -----------   -----------
      Increase (decrease) in net assets from
         operations                                994,460    2,317,160       274,884     1,450,737
                                               -----------  -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                     63,810       48,279        80,263        63,820
   Cost of units redeemed                       (2,215,961)  (4,424,802)   (4,465,698)   (2,773,073)
   Net transfers                                  (391,442)    (926,449)   (1,266,038)      (39,663)
   Contract maintenance charge                      (3,042)      (6,927)       (4,333)       (3,844)
                                               -----------  -----------   -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (2,546,635)  (5,309,899)   (5,655,806)   (2,752,760)
                                               -----------  -----------   -----------   -----------
Increase (decrease) in net assets               (1,552,175)  (2,992,739)   (5,380,922)   (1,302,023)
Net assets at beginning of period               11,529,434   26,590,277    21,760,624    14,112,895
                                               -----------  -----------   -----------   -----------
Net assets at end of period                    $ 9,977,259  $23,597,538   $16,379,702   $12,810,872
                                               ===========  ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        2,626        1,182         4,698         1,876
   Units redeemed                                  (92,695)    (107,130)     (260,781)      (86,196)
   Units transferred                               (15,179)     (22,187)      (73,910)       (1,255)
                                               -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding          (105,248)    (128,135)     (329,993)      (85,575)
Beginning units                                    499,496      669,723     1,268,280       458,975
                                               -----------  -----------   -----------   -----------
Ending units                                       394,248      541,588       938,287       373,400
                                               ===========  ===========   ===========   ===========

(1)  For the period from May 1, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                                                       Government
                                                 Natural      Asset       Capital         and
                                                Resources   Allocation  Appreciation  Quality Bond
                                                Portfolio   Portfolio    Portfolio     Portfolio
                                                (Class 1)   (Class 3)    (Class 3)     (Class 3)
                                               -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (82,752) $   33,578  $  (167,625)  $   289,525
   Net realized gains (losses) from
      securities transactions                    1,612,123       3,472       56,784       (21,799)
   Change in net unrealized appreciation
      (depreciation) of investments                298,288     134,881    1,151,901       (29,736)
                                               -----------  ----------  -----------   -----------
      Increase (decrease) in net assets from
         operations                              1,827,659     171,931    1,041,060       237,990
                                               -----------  ----------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                     18,561     477,998    3,598,218     3,268,398
   Cost of units redeemed                       (1,772,047)     (9,101)    (410,701)     (922,805)
   Net transfers                                   143,018     699,513    1,520,561     1,908,361
   Contract maintenance charge                      (1,931)       (216)      (1,174)       (1,619)
                                               -----------  ----------  -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (1,612,399)  1,168,194    4,706,904     4,252,335
                                               -----------  ----------  -----------   -----------
Increase (decrease) in net assets                  215,260   1,340,125    5,747,964     4,490,325
Net assets at beginning of period                8,449,994   1,082,724    8,264,715    12,225,439
                                               -----------  ----------  -----------   -----------
Net assets at end of period                    $ 8,665,254  $2,422,849  $14,012,679   $16,715,764
                                               ===========  ==========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          279      20,464       93,421       193,817
   Units redeemed                                  (39,284)       (398)     (10,097)      (54,994)
   Units transferred                                 3,311      29,581       41,643       112,802
                                               -----------  ----------  -----------   -----------
Increase (decrease) in units outstanding           (35,694)     49,647      124,967       251,625
Beginning units                                    214,268      47,448      209,725       720,156
                                               -----------  ----------  -----------   -----------
Ending units                                       178,574      97,095      334,692       971,781
                                               ===========  ==========  ===========   ===========


                                                             Natural     Growth        Mid Cap
                                                 Growth     Resources  and Income       Value
                                               Portfolio    Portfolio  Portfolio      Portfolio
                                               (Class 3)    (Class 3)  (Class VC)  (Class VC) (1)
                                               ----------  ----------  ----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (87,289) $  (29,740) $   (1,559)     $   (1)
   Net realized gains (losses) from
      securities transactions                     751,050     127,929     158,603           0
   Change in net unrealized appreciation
      (depreciation) of investments               169,524     428,430     359,130          11
                                               ----------  ----------  ----------      ------
      Increase (decrease) in net assets from
         operations                               833,285     526,619     516,174          10
                                               ----------  ----------  ----------      ------
From capital transactions:
   Net proceeds from units sold                 1,109,074   1,312,865   1,008,914           0
   Cost of units redeemed                        (313,027)    (98,123)    (94,436)          0
   Net transfers                                  645,089   1,123,418     428,013       3,793
   Contract maintenance charge                       (947)       (312)       (382)          0
                                               ----------  ----------  ----------      ------
      Increase (decrease) in net assets from
         capital transactions                   1,440,189   2,337,848   1,342,109       3,793
                                               ----------  ----------  ----------      ------
Increase (decrease) in net assets               2,273,474   2,864,467   1,858,283       3,803
Net assets at beginning of period               6,440,048   1,608,771   2,790,474           0
                                               ----------  ----------  ----------      ------
Net assets at end of period                    $8,713,522  $4,473,238  $4,648,757      $3,803
                                               ==========  ==========  ==========      ======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      34,888      29,475      77,509           0
   Units redeemed                                  (9,851)     (2,200)     (7,410)          0
   Units transferred                               20,614      26,003      33,614         244
                                               ----------  ----------  ----------      ------
Increase (decrease) in units outstanding           45,651      53,278     103,713         244
Beginning units                                   211,282      41,266     234,490           0
                                               ----------  ----------  ----------      ------
Ending units                                      256,933      94,544     338,203         244
                                               ==========  ==========  ==========      ======

(1)  For the period from August 28, 2006 (inception) to December 31, 2006.

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)


                                                Aggressive    Alliance    Blue Chip      Cash
                                                  Growth       Growth      Growth     Management
                                                Portfolio    Portfolio    Portfolio   Portfolio
                                                (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                               -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (115,940) $  (443,936) $  (21,600) $   117,655
   Net realized gains (losses) from
      securities transactions                     (268,025)  (1,852,015)     22,441      121,696
   Change in net unrealized appreciation
      (depreciation) of investments              1,259,961    1,849,564      78,839       59,676
                                               -----------  -----------  ----------  -----------
      Increase (decrease) in net assets from
         operations                                875,996     (446,387)     79,680      299,027
                                               -----------  -----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                     71,292      162,228      20,054       20,640
   Cost of units redeemed                       (1,650,104)  (6,678,207)   (136,026)  (3,489,088)
   Net transfers                                  (181,583)  (1,010,353)     52,217    2,899,262
   Contract maintenance charge                      (3,072)     (11,802)       (426)      (2,650)
                                               -----------  -----------  ----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (1,763,467)  (7,538,134)    (64,181)    (571,836)
                                               -----------  -----------  ----------  -----------
Increase (decrease) in net assets                 (887,471)  (7,984,521)     15,499     (272,809)
Net assets at beginning of period                8,591,508   35,739,139   1,737,179   10,069,463
                                               -----------  -----------  ----------  -----------
Net assets at end of period                    $ 7,704,037  $27,754,618  $1,752,678  $ 9,796,654
                                               ===========  ===========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        4,249        4,906       3,340        1,549
   Units redeemed                                 (100,882)    (205,254)    (22,624)    (264,585)
   Units transferred                               (10,314)     (32,430)      8,137      219,712
                                               -----------  -----------  ----------  -----------
Increase (decrease) in units outstanding          (106,947)    (232,778)    (11,147)     (43,324)
Beginning units                                    544,544    1,069,885     286,791      774,741
                                               -----------  -----------  ----------  -----------
Ending units                                       437,597      837,107     275,644      731,417
                                               ===========  ===========  ==========  ===========

                                                                Davis
                                                Corporate      Venture     "Dogs" of    Emerging
                                                   Bond         Value     Wall Street    Markets
                                                Portfolio     Portfolio    Portfolio    Portfolio
                                                (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                               -----------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   232,406  $   (273,329) $   26,120   $  (48,137)
   Net realized gains (losses) from
      securities transactions                       94,712     3,175,261     187,476    2,070,575
   Change in net unrealized appreciation
      (depreciation) of investments                 28,663     3,325,648     284,007      229,955
                                               -----------  ------------  ----------   ----------
      Increase (decrease) in net assets from
         operations                                355,781     6,227,580     497,603    2,252,393
                                               -----------  ------------  ----------   ----------
From capital transactions:
   Net proceeds from units sold                     43,868       232,821       4,255       57,611
   Cost of units redeemed                       (1,725,724)  (10,208,936)   (543,510)    (835,358)
   Net transfers                                (1,155,937)      654,179      (2,293)      69,840
   Contract maintenance charge                      (1,823)      (14,406)       (804)      (1,662)
                                               -----------  ------------  ----------   ----------
      Increase (decrease) in net assets from
         capital transactions                   (2,839,616)   (9,336,342)   (542,352)    (709,569)
                                               -----------  ------------  ----------   ----------
Increase (decrease) in net assets               (2,483,835)   (3,108,762)    (44,749)   1,542,824
Net assets at beginning of period               10,590,606    51,750,951   2,711,597    8,223,841
                                               -----------  ------------  ----------   ----------
Net assets at end of period                    $ 8,106,771  $ 48,642,189  $2,666,848   $9,766,665
                                               ===========  ============  ==========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        2,537         6,294         312        3,475
   Units redeemed                                  (99,016)     (283,774)    (45,571)     (49,246)
   Units transferred                               (67,021)       17,935         719        1,426
                                               -----------  ------------  ----------   ----------
Increase (decrease) in units outstanding          (163,500)     (259,545)    (44,540)     (44,345)
Beginning units                                    615,116     1,505,818     248,632      552,174
                                               -----------  ------------  ----------   ----------
Ending units                                       451,616     1,246,273     204,092      507,829
                                               ===========  ============  ==========   ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                                Federated                              Goldman
                                                 American     Global       Global       Sachs
                                                 Leaders       Bond       Equities    Research
                                                Portfolio    Portfolio   Portfolio    Portfolio
                                                (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                               -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $     1,892  $  275,155  $   (38,516) $   (9,912)
   Net realized gains (losses) from
      securities transactions                      423,868      89,044       31,572      12,859
   Change in net unrealized appreciation
      (depreciation) of investments                650,803    (282,405)   1,255,589     119,779
                                               -----------  ----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                              1,076,563      81,794    1,248,645     122,726
                                               -----------  ----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                     95,090      14,805       10,492       3,781
   Cost of units redeemed                       (1,527,189)   (533,435)  (1,175,130)    (59,926)
   Net transfers                                  (173,822)   (308,199)     104,362     301,540
   Contract maintenance charge                      (1,913)       (707)      (1,988)       (192)
                                               -----------  ----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                   (1,607,834)   (827,536)  (1,062,264)    245,203
                                               -----------  ----------  -----------  ----------
Increase (decrease) in net assets                 (531,271)   (745,742)     186,381     367,929
Net assets at beginning of period                8,461,380   3,996,385    6,100,144     697,009
                                               -----------  ----------  -----------  ----------
Net assets at end of period                    $ 7,930,109  $3,250,643  $ 6,286,525  $1,064,938
                                               ===========  ==========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        4,763         851          580         511
   Units redeemed                                  (81,268)    (30,034)     (53,749)     (8,051)
   Units transferred                                (9,563)    (17,339)       5,107      39,841
                                               -----------  ----------  -----------  ----------
Increase (decrease) in units outstanding           (86,068)    (46,522)     (48,062)     32,301
Beginning units                                    466,182     227,066      309,442      97,904
                                               -----------  ----------  -----------  ----------
Ending units                                       380,114     180,544      261,380     130,205
                                               ===========  ==========  ===========  ==========

                                                                                        International
                                                 Growth-        Growth      High-Yield   Diversified
                                                  Income    Opportunities      Bond        Equities
                                                Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               -----------  -------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (208,101)    $(11,333)   $   690,006   $   (89,444)
   Net realized gains (losses) from
      securities transactions                      499,609       14,026        277,873       195,717
   Change in net unrealized appreciation
      (depreciation) of investments              1,033,518       50,681        416,738     1,432,100
                                               -----------     --------    -----------   -----------
      Increase (decrease) in net assets from
         operations                              1,325,026       53,374      1,384,617     1,538,373
                                               -----------     --------    -----------   -----------
From capital transactions:
   Net proceeds from units sold                     71,489        6,199         20,963        69,021
   Cost of units redeemed                       (5,393,463)     (72,198)    (2,187,912)   (1,827,993)
   Net transfers                                    17,263      337,047      1,289,761       368,257
   Contract maintenance charge                      (9,021)        (159)        (2,342)       (1,916)
                                               -----------     --------    -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (5,313,732)     270,889       (879,530)   (1,392,631)
                                               -----------     --------    -----------   -----------
Increase (decrease) in net assets               (3,988,706)     324,263        505,087       145,742
Net assets at beginning of period               27,515,259      480,912     11,579,603     7,791,843
                                               -----------     --------    -----------   -----------
Net assets at end of period                    $23,526,553     $805,175    $12,084,690   $ 7,937,585
                                               ===========     ========    ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        2,123        1,046          1,061         4,830
   Units redeemed                                 (178,527)     (13,656)      (111,651)     (138,335)
   Units transferred                                   (41)      59,852         63,466        27,961
                                               -----------     --------    -----------   -----------
Increase (decrease) in units outstanding          (176,445)      47,242        (47,124)     (105,544)
Beginning units                                    919,440       94,760        620,626       650,604
                                               -----------     --------    -----------   -----------
Ending units                                       742,995      142,002        573,502       545,060
                                               ===========     ========    ===========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                                                   MFS
                                               International  Massachusetts      MFS
                                                   Growth       Investors      Mid-Cap         MFS
                                                  & Income        Trust         Growth    Total Return
                                                 Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                               -------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (21,163)   $   (79,570)  $   (85,182) $   160,983
   Net realized gains (losses) from
      securities transactions                       847,177        153,034      (318,526)   1,126,411
   Change in net unrealized appreciation
      (depreciation) of investments               1,659,719        934,002       454,429      590,989
                                                -----------    -----------   -----------  -----------
      Increase (decrease) in net assets from
         operations                               2,485,733      1,007,466        50,721    1,878,383
                                                -----------    -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                      24,667         19,392        22,469      123,831
   Cost of units redeemed                        (1,790,226)    (1,640,487)   (1,073,236)  (3,791,228)
   Net transfers                                    674,094       (306,380)     (345,252)     617,771
   Contract maintenance charge                       (2,499)        (2,640)       (1,778)      (5,201)
                                                -----------    -----------   -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                    (1,093,964)    (1,930,115)   (1,397,797)  (3,054,827)
                                                -----------    -----------   -----------  -----------
Increase (decrease) in net assets                 1,391,769       (922,649)   (1,347,076)  (1,176,444)
Net assets at beginning of period                10,305,980      9,977,675     6,346,307   20,129,311
                                                -----------    -----------   -----------  -----------
Net assets at end of period                     $11,697,749    $ 9,055,026   $ 4,999,231  $18,952,867
                                                ===========    ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         1,223            914         1,988        4,643
   Units redeemed                                  (105,819)       (74,065)     (100,179)    (143,219)
   Units transferred                                 41,256        (14,865)      (31,486)      22,876
                                                -----------    -----------   -----------  -----------
Increase (decrease) in units outstanding            (63,340)       (88,016)     (129,677)    (115,700)
Beginning units                                     681,700        473,467       588,780      790,163
                                                -----------    -----------   -----------  -----------
Ending units                                        618,360        385,451       459,103      674,463
                                                ===========    ===========   ===========  ===========


                                                  Putnam
                                                 Growth:       Real      SunAmerica
                                                 Voyager      Estate      Balanced   Technology
                                                Portfolio    Portfolio   Portfolio    Portfolio
                                                (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                               -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (117,640) $  (13,332) $    94,931   $(10,749)
   Net realized gains (losses) from
      securities transactions                     (748,231)  1,133,534     (182,850)     5,683
   Change in net unrealized appreciation
      (depreciation) of investments              1,116,948     706,920      870,907      2,346
                                               -----------  ----------  -----------   --------
      Increase (decrease) in net assets from
         operations                                251,077   1,827,122      782,988     (2,720)
                                               -----------  ----------  -----------   --------
From capital transactions:
   Net proceeds from units sold                     20,878      17,575       60,049        289
   Cost of units redeemed                       (1,586,665)   (806,714)  (2,474,480)   (54,251)
   Net transfers                                  (286,935)    (49,858)     (90,399)   (19,997)
   Contract maintenance charge                      (3,618)     (1,676)      (3,771)      (183)
                                               -----------  ----------  -----------   --------
      Increase (decrease) in net assets from
         capital transactions                   (1,856,340)   (840,673)  (2,508,601)   (74,142)
                                               -----------  ----------  -----------   --------
Increase (decrease) in net assets               (1,605,263)    986,449   (1,725,612)   (76,862)
Net assets at beginning of period                8,650,232   6,055,622   10,041,574    751,974
                                               -----------  ----------  -----------   --------
Net assets at end of period                    $ 7,044,969  $7,042,071  $ 8,315,962   $675,112
                                               ===========  ==========  ===========   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          966         683        3,937        112
   Units redeemed                                  (86,778)    (29,209)    (159,700)   (22,721)
   Units transferred                               (17,656)     (2,484)      (5,770)    (8,132)
                                               -----------  ----------  -----------   --------
Increase (decrease) in units outstanding          (103,468)    (31,010)    (161,533)   (30,741)
Beginning units                                    473,972     254,015      668,675    311,559
                                               -----------  ----------  -----------   --------
Ending units                                       370,504     223,005      507,142    280,818
                                               ===========  ==========  ===========   ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)



                                                 Telecom    Worldwide   Aggressive   Alliance
                                                 Utility   High Income    Growth      Growth
                                                Portfolio   Portfolio    Portfolio   Portfolio
                                                (Class 1)   (Class 1)    (Class 3)   (Class 3)
                                               ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   45,801  $  185,648   $  (17,628) $ (108,832)
   Net realized gains (losses) from
      securities transactions                     (70,023)      2,939       11,844      21,444
   Change in net unrealized appreciation
      (depreciation) of investments               498,964      58,070      125,984     120,970
                                               ----------  ----------   ----------  ----------
      Increase (decrease) in net assets from
         operations                               474,742     246,657      120,200      33,582
                                               ----------  ----------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                    13,840       5,961      216,509   3,021,061
   Cost of units redeemed                        (368,115)   (789,878)     (20,412)   (247,558)
   Net transfers                                  (22,429)    142,200       74,106   1,274,219
   Contract maintenance charge                       (736)     (1,054)        (123)       (723)
                                               ----------  ----------   ----------  ----------
      Increase (decrease) in net assets from
         capital transactions                    (377,440)   (642,771)     270,080   4,046,999
                                               ----------  ----------   ----------  ----------
Increase (decrease) in net assets                  97,302    (396,114)     390,280   4,080,581
Net assets at beginning of period               2,128,916   3,550,350      956,442   5,560,552
                                               ----------  ----------   ----------  ----------
Net assets at end of period                    $2,226,218  $3,154,236   $1,346,722  $9,641,133
                                               ==========  ==========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         954         254       13,059      98,178
   Units redeemed                                 (27,216)    (39,063)      (1,257)     (7,776)
   Units transferred                               (1,805)      7,061        4,545      41,413
                                               ----------  ----------   ----------  ----------
Increase (decrease) in units outstanding          (28,067)    (31,748)      16,347     131,815
Beginning units                                   174,618     179,125       61,576     168,890
                                               ----------  ----------   ----------  ----------
Ending units                                      146,551     147,377       77,923     300,705
                                               ==========  ==========   ==========  ==========

                                                  American       American       American       American
                                                Funds Asset    Funds Global      Funds          Funds
                                                 Allocation       Growth         Growth     Growth-Income
                                                    SAST           SAST           SAST           SAST
                                                 Portfolio       Portfolio     Portfolio      Portfolio
                                               (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                               -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $   (3)        $    (6)       $   (3)        $    (5)
   Net realized gains (losses) from
      securities transactions                          0               1             0               0
   Change in net unrealized appreciation
      (depreciation) of investments                   47             105            60              27
                                                  ------         -------        ------         -------
      Increase (decrease) in net assets from
         operations                                   44             100            57              22
                                                  ------         -------        ------         -------
From capital transactions:
   Net proceeds from units sold                    6,244          24,564         8,315          10,240
   Cost of units redeemed                              0            (181)            0             (45)
   Net transfers                                      18             (47)           25              17
   Contract maintenance charge                         0               0             0               0
                                                  ------         -------        ------         -------
      Increase (decrease) in net assets from
         capital transactions                      6,262          24,336         8,340          10,212
                                                  ------         -------        ------         -------
Increase (decrease) in net assets                  6,306          24,436         8,397          10,234
Net assets at beginning of period                      0               0             0               0
                                                  ------         -------        ------         -------
Net assets at end of period                       $6,306         $24,436        $8,397         $10,234
                                                  ======         =======        ======         =======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        597           2,291           786             974
   Units redeemed                                      0             (17)            0              (4)
   Units transferred                                   2              (5)            2               1
                                                  ------         -------        ------         -------
Increase (decrease) in units outstanding             599           2,269           788             971
Beginning units                                        0               0             0               0
                                                  ------         -------        ------         -------
Ending units                                         599           2,269           788             971
                                                  ======         =======        ======         =======

(1)  For the period from September 1, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)


                                               Blue Chip     Cash      Corporate      Davis
                                                 Growth   Management     Bond     Venture Value
                                               Portfolio   Portfolio   Portfolio    Portfolio
                                               (Class 3)   (Class 3)   (Class 3)    (Class 3)
                                               ---------  ----------  ----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $(11,566)  $   46,447  $  191,097   $  (112,573)
   Net realized gains (losses) from
      securities transactions                     5,600       25,326      (1,429)       71,259
   Change in net unrealized appreciation
      (depreciation) of investments              43,492       61,792      68,800     2,272,166
                                               --------   ----------  ----------   -----------
      Increase (decrease) in net assets from
         operations                              37,526      133,565     258,468     2,230,852
                                               --------   ----------  ----------   -----------
From capital transactions:
   Net proceeds from units sold                 265,284    1,083,240   2,413,412     5,222,057
   Cost of units redeemed                       (17,187)    (350,587)   (215,239)     (679,478)
   Net transfers                                 35,750    1,021,475   1,351,685     2,099,573
   Contract maintenance charge                     (159)        (512)       (668)       (1,761)
                                               --------   ----------  ----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   283,688    1,753,616   3,549,190     6,640,391
                                               --------   ----------  ----------   -----------
Increase (decrease) in net assets               321,214    1,887,181   3,807,658     8,871,243
Net assets at beginning of period               625,794    3,736,540   4,361,739    13,056,828
                                               --------   ----------  ----------   -----------
Net assets at end of period                    $947,008   $5,623,721  $8,169,397   $21,928,071
                                               ========   ==========  ==========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    43,208       83,049     140,828       146,780
   Units redeemed                                (2,904)     (26,930)    (12,574)      (19,187)
   Units transferred                              6,192       78,881      78,786        60,717
                                               --------   ----------  ----------   -----------
Increase (decrease) in units outstanding         46,496      135,000     207,040       188,310
Beginning units                                 104,205      290,399     256,794       384,255
                                               --------   ----------  ----------   -----------
Ending units                                    150,701      425,399     463,834       572,565
                                               ========   ==========  ==========   ===========

                                                                         Federated
                                                "Dogs" of    Emerging    American     Foreign
                                               Wall Street    Markets     Leaders      Value
                                                Portfolio    Portfolio   Portfolio   Portfolio
                                                (Class 3)    (Class 3)   (Class 3)   (Class 3)
                                               -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  6,093    $  (19,247) $   (1,237) $   (76,623)
   Net realized gains (losses) from
      securities transactions                     24,868       678,814      54,517      411,331
   Change in net unrealized appreciation
      (depreciation) of investments               97,389       182,807     228,826    2,753,052
                                                --------    ----------  ----------  -----------
      Increase (decrease) in net assets from
         operations                              128,350       842,374     282,106    3,087,760
                                                --------    ----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                  170,776     1,570,888     277,164    2,121,095
   Cost of units redeemed                        (16,788)      (72,194)    (75,255)    (440,100)
   Net transfers                                  75,374       550,050      55,254      832,315
   Contract maintenance charge                      (149)         (288)       (179)      (1,513)
                                                --------    ----------  ----------  -----------
      Increase (decrease) in net assets from
         capital transactions                    229,213     2,048,456     256,984    2,511,797
                                                --------    ----------  ----------  -----------
Increase (decrease) in net assets                357,563     2,890,830     539,090    5,599,557
Net assets at beginning of period                526,764     1,979,457   1,713,862   10,525,402
                                                --------    ----------  ----------  -----------
Net assets at end of period                     $884,327    $4,870,287  $2,252,952  $16,124,959
                                                ========    ==========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     14,762        94,631      16,243      124,257
   Units redeemed                                 (1,448)       (4,332)     (4,026)     (24,859)
   Units transferred                               6,505        32,115       3,636       52,862
                                                --------    ----------  ----------  -----------
Increase (decrease) in units outstanding          19,819       122,414      15,853      152,260
Beginning units                                   48,766       134,903      95,469      662,267
                                                --------    ----------  ----------  -----------
Ending units                                      68,585       257,317     111,322      814,527
                                                ========    ==========  ==========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                                                        Goldman
                                                 Global      Global      Sachs     Growth-
                                                  Bond      Equities    Research    Income
                                                Portfolio   Portfolio  Portfolio  Portfolio
                                                (Class 3)   (Class 3)  (Class 3)  (Class 3)
                                               ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   71,731  $   (6,889) $ (4,415)  $ (6,230)
   Net realized gains (losses) from
      securities transactions                      17,121      18,520     1,651      2,712
   Change in net unrealized appreciation
      (depreciation) of investments               (71,783)    184,634    47,010     38,865
                                               ----------  ----------  --------   --------
      Increase (decrease) in net assets from
         operations                                17,069     196,265    44,246     35,347
                                               ----------  ----------  --------   --------
From capital transactions:
   Net proceeds from units sold                   374,691     377,507    85,792     54,487
   Cost of units redeemed                         (11,328)    (33,160)  (15,125)   (18,799)
   Net transfers                                  245,970     181,024    97,301    114,051
   Contract maintenance charge                        (93)       (112)      (35)       (80)
                                               ----------  ----------  --------   --------
      Increase (decrease) in net assets from
         capital transactions                     609,240     525,259   167,933    149,659
                                               ----------  ----------  --------   --------
Increase (decrease) in net assets                 626,309     721,524   212,179    185,006
Net assets at beginning of period                 505,879     649,995   217,096    568,321
                                               ----------  ----------  --------   --------
Net assets at end of period                    $1,132,188  $1,371,519  $429,275   $753,327
                                               ==========  ==========  ========   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      22,596      17,752    11,390      3,028
   Units redeemed                                    (651)     (1,528)   (2,089)      (629)
   Units transferred                               14,146       8,341    13,158      3,731
                                               ----------  ----------  --------   --------
Increase (decrease) in units outstanding           36,091      24,565    22,459      6,130
Beginning units                                    29,033      33,331    30,873     19,199
                                               ----------  ----------  --------   --------
Ending units                                       65,124      57,896    53,332     25,329
                                               ==========  ==========  ========   ========

                                                                          International  International
                                                   Growth     High-Yield   Diversified       Growth
                                               Opportunities     Bond        Equities       & Income
                                                 Portfolio     Portfolio    Portfolio      Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                               -------------  ----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (8,008)   $   92,529   $  (113,181)   $   (2,862)
   Net realized gains (losses) from
      securities transactions                        6,757        19,094       146,903        61,252
   Change in net unrealized appreciation
      (depreciation) of investments                 50,415        51,797     1,679,390       474,348
                                                ----------    ----------   -----------    ----------
      Increase (decrease) in net assets from
         operations                                 49,164       163,420     1,713,112       532,738
                                                ----------    ----------   -----------    ----------
From capital transactions:
   Net proceeds from units sold                    709,721       397,650     2,643,686     2,098,660
   Cost of units redeemed                          (22,153)     (391,320)     (410,822)      (64,513)
   Net transfers                                   286,541       393,720       585,438       370,324
   Contract maintenance charge                         (63)         (230)       (1,040)         (137)
                                                ----------    ----------   -----------    ----------
      Increase (decrease) in net assets from
         capital transactions                      974,046       399,820     2,817,262     2,404,334
                                                ----------    ----------   -----------    ----------
Increase (decrease) in net assets                1,023,210       563,240     4,530,374     2,937,072
Net assets at beginning of period                  165,901     1,145,172     6,612,819     1,270,549
                                                ----------    ----------   -----------    ----------
Net assets at end of period                     $1,189,111    $1,708,412   $11,143,193    $4,207,621
                                                ==========    ==========   ===========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      130,522        20,748       201,824       123,787
   Units redeemed                                   (4,044)      (20,136)      (31,505)       (3,885)
   Units transferred                                53,216        21,115        46,881        22,017
                                                ----------    ----------   -----------    ----------
Increase (decrease) in units outstanding           179,694        21,727       217,200       141,919
Beginning units                                     33,007        61,970       557,074        85,088
                                                ----------    ----------   -----------    ----------
Ending units                                       212,701        83,697       774,274       227,007
                                                ==========    ==========   ===========    ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                                                MFS
                                                           Massachusetts      MFS
                                                 Marsico     Investors      Mid-Cap    MFS Total
                                                 Growth        Trust        Growth      Return
                                                Portfolio    Portfolio     Portfolio   Portfolio
                                                (Class 3)    (Class 3)     (Class 3)   (Class 3)
                                               ----------  -------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (15,518)  $  (26,287)   $  (56,945) $   47,998
   Net realized gains (losses) from
      securities transactions                      72,605       17,905         9,272     227,067
   Change in net unrealized appreciation
      (depreciation) of investments                18,848      276,160        83,826     305,332
                                               ----------   ----------    ----------  ----------
      Increase (decrease) in net assets from
         operations                                75,935      267,778        36,153     580,397
                                               ----------   ----------    ----------  ----------
From capital transactions:
   Net proceeds from units sold                   217,929      286,029       572,336   1,506,442
   Cost of units redeemed                         (26,002)     (98,742)     (153,417)   (402,190)
   Net transfers                                  237,105      161,253       549,451     776,385
   Contract maintenance charge                        (91)        (300)         (375)       (740)
                                               ----------   ----------    ----------  ----------
      Increase (decrease) in net assets from
         capital transactions                     428,941      348,240       967,995   1,879,897
                                               ----------   ----------    ----------  ----------
Increase (decrease) in net assets                 504,876      616,018     1,004,148   2,460,294
Net assets at beginning of period                 797,304    2,177,911     3,154,555   4,658,623
                                               ----------   ----------    ----------  ----------
Net assets at end of period                    $1,302,180   $2,793,929    $4,158,703  $7,118,917
                                               ==========   ==========    ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      18,846       12,978        55,320      59,324
   Units redeemed                                  (2,280)      (4,540)      (14,709)    (15,211)
   Units transferred                               20,964        7,634        52,301      30,459
                                               ----------   ----------    ----------  ----------
Increase (decrease) in units outstanding           37,530       16,072        92,912      74,572
Beginning units                                    70,568      104,310       296,165     184,819
                                               ----------   ----------    ----------  ----------
Ending units                                      108,098      120,382       389,077     259,391
                                               ==========   ==========    ==========  ==========


                                                Putnam
                                                Growth:      Real     Small & Mid  Small Company
                                                Voyager     Estate     Cap Value       Value
                                               Portfolio   Portfolio   Portfolio     Portfolio
                                               (Class 3)   (Class 3)   (Class 3)   (Class 3) (1)
                                               ---------  ----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (3,336)  $   (6,225) $  (98,678)    $ (3,022)
   Net realized gains (losses) from
      securities transactions                     3,934      364,745     443,183       27,299
   Change in net unrealized appreciation
      (depreciation) of investments               6,215      435,075     391,958        9,740
                                               --------   ----------  ----------     --------
      Increase (decrease) in net assets from
         operations                               6,813      793,595     736,463       34,017
                                               --------   ----------  ----------     --------
From capital transactions:
   Net proceeds from units sold                  37,500    1,983,102   1,919,289      696,106
   Cost of units redeemed                        (2,565)     (77,062)   (265,866)      (3,300)
   Net transfers                                (37,605)     291,368     962,584      113,443
   Contract maintenance charge                      (38)        (356)       (774)         (32)
                                               --------   ----------  ----------     --------
      Increase (decrease) in net assets from
         capital transactions                    (2,708)   2,197,052   2,615,233      806,217
                                               --------   ----------  ----------     --------
Increase (decrease) in net assets                 4,105    2,990,647   3,351,696      840,233
Net assets at beginning of period               195,345    1,665,654   5,066,516            0
                                               --------   ----------  ----------     --------
Net assets at end of period                    $199,450   $4,656,301  $8,418,212     $840,233
                                               ========   ==========  ==========     ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     2,087       70,436     111,293       71,752
   Units redeemed                                  (149)      (2,898)    (15,388)        (340)
   Units transferred                             (2,116)      11,416      56,247       11,656
                                               --------   ----------  ----------     --------
Increase (decrease) in units outstanding           (178)      78,954     152,152       83,068
Beginning units                                  10,856       70,662     309,076            0
                                               --------   ----------  ----------     --------
Ending units                                     10,678      149,616     461,228       83,068
                                               ========   ==========  ==========     ========

(1)  For the period from May 1, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                               SunAmerica               Telecom    Worldwide
                                                Balanced   Technology   Utility   High Income
                                                Portfolio   Portfolio  Portfolio   Portfolio
                                                (Class 3)   (Class 3)  (Class 3)   (Class 3)
                                               ----------  ----------  ---------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  4,834    $ (8,976)  $  2,856    $ 32,399
   Net realized gains (losses) from
      securities transactions                      2,691         156        289         436
   Change in net unrealized appreciation
      (depreciation) of investments               33,731       4,305     24,504       4,175
                                                --------    --------   --------    --------
      Increase (decrease) in net assets from
         operations                               41,256      (4,515)    27,649      37,010
                                                --------    --------   --------    --------
From capital transactions:
   Net proceeds from units sold                  132,404     233,661     35,487      61,036
   Cost of units redeemed                        (75,668)    (71,861)    (4,380)     (6,076)
   Net transfers                                 100,879     124,392     40,961     156,107
   Contract maintenance charge                      (178)       (107)       (39)        (26)
                                                --------    --------   --------    --------
      Increase (decrease) in net assets from
         capital transactions                    157,437     286,085     72,029     211,041
                                                --------    --------   --------    --------
Increase (decrease) in net assets                198,693     281,570     99,678     248,051
Net assets at beginning of period                418,300     407,471     77,085     336,776
                                                --------    --------   --------    --------
Net assets at end of period                     $616,993    $689,041   $176,763    $584,827
                                                ========    ========   ========    ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      8,600      99,549      2,653       3,291
   Units redeemed                                 (5,079)    (31,183)      (335)       (301)
   Units transferred                               6,465      52,042      3,072       7,782
                                                --------    --------   --------    --------
Increase (decrease) in units outstanding           9,986     120,408      5,390      10,772
Beginning units                                   28,188     170,624      6,378      17,131
                                                --------    --------   --------    --------
Ending units                                      38,174     291,032     11,768      27,903
                                                ========    ========   ========    ========

                                                            Strategic   Growth and
                                                Comstock     Growth       Income      Balanced
                                                Portfolio   Portfolio   Portfolio    Portfolio
                                               (Class II)  (Class II)   (Class II)   (Class 2)
                                               ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (14,142)  $ (6,828)  $   (67,457) $    41,867
   Net realized gains (losses) from
      securities transactions                     226,470      2,685       599,649      145,670
   Change in net unrealized appreciation
      (depreciation) of investments               311,567      7,506       856,181      781,599
                                               ----------   --------   -----------  -----------
      Increase (decrease) in net assets from
         operations                               523,895      3,363     1,388,373      969,136
                                               ----------   --------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                   768,997    150,129     2,746,856    2,095,759
   Cost of units redeemed                        (277,436)   (26,217)     (361,264)  (1,415,356)
   Net transfers                                  544,670    108,027       876,057    1,319,972
   Contract maintenance charge                       (459)       (17)       (1,155)      (2,830)
                                               ----------   --------   -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   1,035,772    231,922     3,260,494    1,997,545
                                               ----------   --------   -----------  -----------
Increase (decrease) in net assets               1,559,667    235,285     4,648,867    2,966,681
Net assets at beginning of period               2,978,425    336,082     7,878,228    9,626,781
                                               ----------   --------   -----------  -----------
Net assets at end of period                    $4,538,092   $571,367   $12,527,095  $12,593,462
                                               ==========   ========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      58,366     15,191       192,521      224,094
   Units redeemed                                 (20,366)    (2,766)      (25,497)    (149,113)
   Units transferred                               41,274     11,070        62,677      139,447
                                               ----------   --------   -----------  -----------
Increase (decrease) in units outstanding           79,274     23,495       229,701      214,428
Beginning units                                   239,201     34,442       587,154    1,050,099
                                               ----------   --------   -----------  -----------
Ending units                                      318,475     57,937       816,855    1,264,527
                                               ==========   ========   ===========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                               Conservative  Conservative                  Flexible
                                                 Balanced       Growth     Equity Income    Income
                                                 Portfolio     Portfolio        Fund       Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                               ------------  ------------  -------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   13,451    $   (3,637)   $   (4,241)   $   55,909
   Net realized gains (losses) from
      securities transactions                       15,399        55,566        81,526         5,834
   Change in net unrealized appreciation
      (depreciation) of investments                 52,205       184,486       184,760        57,094
                                                ----------    ----------    ----------    ----------
      Increase (decrease) in net assets from
         operations                                 81,055       236,415       262,045       118,837
                                                ----------    ----------    ----------    ----------
From capital transactions:
   Net proceeds from units sold                     69,759       866,989     1,019,950       220,367
   Cost of units redeemed                         (305,956)     (291,093)     (153,779)     (309,156)
   Net transfers                                   158,036       (74,195)      448,341       340,900
   Contract maintenance charge                        (432)         (725)         (378)         (722)
                                                ----------    ----------    ----------    ----------
      Increase (decrease) in net assets from
         capital transactions                      (78,593)      500,976     1,314,134       251,389
                                                ----------    ----------    ----------    ----------
Increase (decrease) in net assets                    2,462       737,391     1,576,179       370,226
Net assets at beginning of period                1,336,226     2,083,716       859,272     2,246,873
                                                ----------    ----------    ----------    ----------
Net assets at end of period                     $1,338,688    $2,821,107    $2,435,451    $2,617,099
                                                ==========    ==========    ==========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        9,862        87,055       109,971        28,156
   Units redeemed                                  (45,389)      (29,646)      (16,038)      (39,929)
   Units transferred                                23,288        (7,686)       46,324        43,647
                                                ----------    ----------    ----------    ----------
Increase (decrease) in units outstanding           (12,239)       49,723       140,257        31,874
Beginning units                                    199,708       216,996        97,115       290,648
                                                ----------    ----------    ----------    ----------
Ending units                                       187,469       266,719       237,372       322,522
                                                ==========    ==========    ==========    ==========

                                                            Growth              International
                                                 Growth    & Income    Income       Growth
                                                  Fund       Fund       Fund        Fund
                                               (Class 2)  (Class 2)  (Class 2)    (Class 2)
                                               ---------  ---------  ---------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,573)  $   (451)  $ 13,319     $   (538)
   Net realized gains (losses) from
      securities transactions                     2,668        (24)        89        1,233
   Change in net unrealized appreciation
      (depreciation) of investments              (2,447)    13,134      5,432       55,336
                                               --------   --------   --------     --------
      Increase (decrease) in net assets from
         operations                              (1,352)    12,659     18,840       56,031
                                               --------   --------   --------     --------
From capital transactions:
   Net proceeds from units sold                  25,002     40,266    231,826      359,766
   Cost of units redeemed                       (30,957)    (3,385)   (43,982)     (16,982)
   Net transfers                                  7,772     66,187     38,962       99,451
   Contract maintenance charge                       (7)       (21)       (27)         (72)
                                               --------   --------   --------     --------
      Increase (decrease) in net assets from
         capital transactions                     1,810    103,047    226,779      442,163
                                               --------   --------   --------     --------
Increase (decrease) in net assets                   458    115,706    245,619      498,194
Net assets at beginning of period                91,302     54,105    369,062       35,863
                                               --------   --------   --------     --------
Net assets at end of period                    $ 91,760   $169,811   $614,681     $534,057
                                               ========   ========   ========     ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     3,589      6,356     33,776       52,090
   Units redeemed                                (4,923)      (544)    (6,371)      (2,334)
   Units transferred                                988     10,127      5,535       14,494
                                               --------   --------   --------     --------
Increase (decrease) in units outstanding           (346)    15,939     32,940       64,250
Beginning units                                  13,285      8,582     53,200        5,529
                                               --------   --------   --------     --------
Ending units                                     12,939     24,521     86,140       69,779
                                               ========   ========   ========     ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                                   Mid       Money               Short Term
                                                Cap Stock    Market      REIT      Income
                                                  Fund        Fund       Fund       Fund
                                                (Class 2)  (Class 2)  (Class 2)   (Class 2)
                                               ----------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (1,099) $  1,169   $  3,019    $  1,837
   Net realized gains (losses) from
      securities transactions                     127,044         0     34,368        (717)
   Change in net unrealized appreciation
      (depreciation) of investments                42,093         0     57,139         753
                                               ----------  --------   --------    --------
      Increase (decrease) in net assets from
         operations                               168,038     1,169     94,526       1,873
                                               ----------  --------   --------    --------
From capital transactions:
   Net proceeds from units sold                 1,271,084         0     25,015       7,938
   Cost of units redeemed                         (12,476)  (30,347)    (1,180)    (26,346)
   Net transfers                                  101,843         0     (2,215)      4,638
   Contract maintenance charge                       (256)       (1)       (13)        (18)
                                               ----------  --------   --------    --------
      Increase (decrease) in net assets from
         capital transactions                   1,360,195   (30,348)    21,607     (13,788)
                                               ----------  --------   --------    --------
Increase (decrease) in net assets               1,528,233   (29,179)   116,133     (11,915)
Net assets at beginning of period                 562,097    55,279    300,851      72,564
                                               ----------  --------   --------    --------
Net assets at end of period                    $2,090,330  $ 26,100   $416,984    $ 60,649
                                               ==========  ========   ========    ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     128,308         0      1,377       1,218
   Units redeemed                                  (1,320)   (5,232)       (60)     (4,023)
   Units transferred                               10,187         0       (196)        707
                                               ----------  --------   --------    --------
Increase (decrease) in units outstanding          137,175    (5,232)     1,121      (2,098)
Beginning units                                    61,092     9,742     18,530      11,299
                                               ----------  --------   --------    --------
Ending units                                      198,267     4,510     19,651       9,201
                                               ==========  ========   ========    ========

                                                  Small    Strategic        U.S.       West Coast
                                               Cap Growth    Growth      Government      Equity
                                                  Fund     Portfolio  Securities Fund     Fund
                                                (Class 2)  (Class 2)     (Class 2)      (Class 2)
                                               ----------  ---------  ---------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $ (1,494)  $  (3,737)    $    (46)     $ (8,321)
   Net realized gains (losses) from
      securities transactions                        (57)     35,354       (1,595)       20,688
   Change in net unrealized appreciation
      (depreciation) of investments                2,711      13,267        1,630        64,466
                                                --------   ---------     --------      --------
      Increase (decrease) in net assets from
         operations                                1,160      44,884          (11)       76,833
                                                --------   ---------     --------      --------
From capital transactions:
   Net proceeds from units sold                    6,402     196,234            0       577,238
   Cost of units redeemed                           (926)   (138,669)     (31,224)      (89,200)
   Net transfers                                  67,712     (28,062)         687       113,198
   Contract maintenance charge                       (14)       (162)         (11)          (67)
                                                --------   ---------     --------      --------
      Increase (decrease) in net assets from
         capital transactions                     73,174      29,341      (30,548)      601,169
                                                --------   ---------     --------      --------
Increase (decrease) in net assets                 74,334      74,225      (30,559)      678,002
Net assets at beginning of period                 73,279     348,477       37,739       256,336
                                                --------   ---------     --------      --------
Net assets at end of period                     $147,613   $ 422,702     $  7,180      $934,338
                                                ========   =========     ========      ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        894      18,269            0        51,125
   Units redeemed                                   (142)    (13,020)      (4,938)       (7,589)
   Units transferred                               9,790      (2,205)         106         9,782
                                                --------   ---------     --------      --------
Increase (decrease) in units outstanding          10,542       3,044       (4,832)       53,318
Beginning units                                   11,407      33,246        5,928        22,993
                                                --------   ---------     --------      --------
Ending units                                      21,949      36,290        1,096        76,311
                                                ========   =========     ========      ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                                              Columbia
                                                Columbia       Marsico
                                               High Yield      Focused
                                                  Fund,    Equities Fund,
                                                Variable      Variable
                                                 Series        Series
                                                (Class A)     (Class A)
                                               ----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  1,762      $ (4,063)
   Net realized gains (losses) from
      securities transactions                      1,537           664
   Change in net unrealized appreciation
      (depreciation) of investments               10,463        30,251
                                                --------      --------
      Increase (decrease) in net assets from
         operations                               13,762        26,852
                                                --------      --------
From capital transactions:
   Net proceeds from units sold                   77,077       204,242
   Cost of units redeemed                         (4,024)         (945)
   Net transfers                                     158        84,646
   Contract maintenance charge                       (39)          (51)
                                                --------      --------
      Increase (decrease) in net assets from
         capital transactions                     73,172       287,892
                                                --------      --------
Increase (decrease) in net assets                 86,934       314,744
Net assets at beginning of period                 92,586       127,409
                                                --------      --------
Net assets at end of period                     $179,520      $442,153
                                                ========      ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      5,204        18,428
   Units redeemed                                   (270)          (88)
   Units transferred                                  10         7,376
                                                --------      --------
Increase (decrease) in units outstanding           4,944        25,716
Beginning units                                    6,412        11,382
                                                --------      --------
Ending units                                      11,356        37,098
                                                ========      ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is an investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products: FSA Polaris, FSA Advisor, FSA Polaris II, FSA WM Diversified Strategies III, FSA Polaris Choice, FSA Polaris II A-Class Platinum Series, FSA Polaris Choice III, and FSA Polaris Advantage.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for FSA WM Diversified Strategies III, for which the distributor is WM Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 102 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the four currently available Class 2 investment portfolios of American Funds Insurance Series (the "American Series"), (2) the ten currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (3) the two currently available Class VC investment portfolio of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"),
     (4) the sixty currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (5) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust (the "Van Kampen Trust"), (6) the seventeen currently available Class 2 investment portfolios of the Principal Variable Contracts Fund, Inc (the "Principal Fund"), or (7) the two currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (8) the four currently available investment portfolios of the MTB Group of Funds (the "MTB Trust"). The primary difference between the classes of the Variable Accounts is that the Class 3 shares in the Anchor Trust and the SunAmerica Trust, the Class 2 shares in the American Series and the Principal Fund, the shares in the MTB Trust, and the Class II shares in the Van Kampen Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC share of the Lord Abbett Fund and the Class A shares of the Columbia Trust I are not subject to 12b-1 fees.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     The American Series, the Anchor Trust, the Lord Abbett Fund, the SunAmerica Trust, the Van Kampen Trust, the Principal Fund, the Columbia Trust I, and the MTB Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor and SunAmerica Trusts are affiliated investment companies. Participants may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by participants to the Variable Accounts and do not include balances allocated to the General Account.

     On May 1, 2006, certain portfolios of the Nations Separate Account Trust (the "Nations Trust") became portfolios of the Columbia Trust I. The changes included investment portfolio name changes and trust name changes. These changes did not result in tax consequences and the unit value of each Variable Account remained the same. The predecessor and current portfolios before and after the changes are listed below.

Predecessor Nations Trust Portfolio   Current Columbia Trust I Portfolio
-----------------------------------   ----------------------------------
Nations Marsico Focused Equities      Columbia Marsico Focused Equities,
                                      Variable Series
Nations High Yield Bond               Columbia High Yield, Variable Series

     Effective October 2, 2006, the Columbia Trust replaced the unnamed class of shares of Columbia Marsico Focused Equities, which were subject to 12b-1 distribution fees that were waived, with Class A shares which are not subject to 12b-1 distribution fees.

     Effective January 5, 2007, the portfolios of the WM Variable Trust (the "WM Trust") were reorganized into the Principal Fund. On that date, the Variable Accounts that invested in portfolios of the WM Trust, exchanged their shares in the portfolios of the WM Trust, for shares with an equal value in similar portfolios of the Principal Fund. The predecessor and current portfolios before and after the changes are listed below.

Predecessor WM Trust Portfolio    Current Principal Fund Portfolio
-------------------------------   ---------------------------------
International Growth Fund         Diversified International Account
Equity Income Fund                Equity Income Account I
Growth Fund                       Growth Account
Income Fund                       Income Account
Growth & Income Fund              LargeCap Blend Account
Mid Cap Stock Fund                MidCap Stock Account
Money Market Fund                 Money Market Account
U.S. Government Securities Fund   Mortgage Securities Account
REIT Fund                         Real Estate Securities Account
Balanced Portfolio                SAM Balanced Portfolio

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

Predecessor WM Trust Portfolio    Current Principal Fund Portfolio
------------------------------    --------------------------------
Conservative Balanced Portfolio   SAM Conservative Balanced Portfolio
Conservative Growth Portfolio     SAM Conservative Growth Portfolio
Flexible Income Portfolio         SAM Flexible Income Portfolio
Strategic Growth Portfolio        SAM Strategic Growth Portfolio
Short Term Income Fund            Short-Term Income Account
Small Cap Growth Fund             SmallCap Growth Account
West Coast Equity Fund            West Coast Equity Account

     Prior to August 15, 2006, the Van Kampen Strategic Growth Portfolio was formerly named Van Kampen Emerging Growth Portfolio.

     Prior to May 1, 2007, the Equity Opportunities Portfolio was formerly named Federated American Leaders Portfolio, the Marsico Focused Growth Portfolio was formerly named Marsico Growth Portfolio, the Mid-Cap Growth Portfolio was formerly named MFS Mid-Cap Growth Portfolio, the Balanced Portfolio was formerly named SunAmerica Balanced Portfolio, the Capital Growth Portfolio was formerly named Goldman Sachs Research Portfolio, and the Fundamental Growth Portfolio was formerly named Putnam Growth: Voyager Portfolio.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     RECENT ACCOUNTING STANDARDS: In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (the "Statement"). This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Separate Account will adopt this guidance effective January 1, 2008. The Separate Account's adoption of this guidance is not expected to have a material effect on the Separate Account's financial position and results of operations.

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     the contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the FSA Advisor contract.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge of $30 or $35 (which may vary based on State) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded in the accompanying Statement of Changes in Net Assets. There are no contract maintenance charges under the FSA Advisor contract.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, is as follows: FSA Polaris 1.52%, FSA Advisor 1.52%, FSA Polaris II 1.52%, FSA WM Diversified Strategies III 1.55% or 1.70%, FSA Polaris Choice 1.52% or 1.72%, FSA Polaris Choice III 1.52% or 1.77%, FSA Polaris II A-Class Platinum Series 0.85%, and FSA Polaris Advantage 1.65% or 1.90%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in FSA WM Diversified Strategies III, FSA Polaris II, FSA Polaris Choice, FSA Polaris Choice III, and FSA Polaris Advantage, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee ranges from 0.25% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS AND MARKETLOCK FOR LIFE PLUS
     FEE: The optional MarketLock, MarketLock for Two, Income Rewards and MarketLock for Life Plus features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, FSA Polaris Choice III, FSA Polaris II A-Class Platinum Series and FSA Polaris Advantage. The MarketLock for Two feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, and FSA Polaris Choice III. The Income Rewards feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, and FSA Polaris Choice III. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus feature is offered in FSA Polaris II, FSA Polaris Choice III and FSA Polaris Advantage. The annual fee ranges from 0.65% to 0.70% for one covered person and from 0.90% to 0.95% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit. Premium taxes are recorded as redemptions in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2007 consist of the following:

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                $  990,912      $ 2,733,418
Capital Appreciation Portfolio (Class 1)             3,465,424        6,497,011
Government and Quality Bond Portfolio (Class 1)      2,254,977        4,808,962
Growth Portfolio (Class 1)                           1,684,163        2,822,949
Natural Resources Portfolio (Class 1)                1,168,665        2,950,199
Asset Allocation Portfolio (Class 3)                   762,625          362,037
Capital Appreciation Portfolio (Class 3)             5,973,388        2,072,640
Government and Quality Bond Portfolio (Class 3)      8,461,423        1,663,243
Growth Portfolio (Class 3)                           2,899,196          989,913
Natural Resources Portfolio (Class 3)                3,340,884        1,003,308

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)               $  412,212      $ 2,835,884
Alliance Growth Portfolio (Class 1)                    513,498        8,986,557
Balanced Portfolio (Class 1)                           247,523        2,130,773
Blue Chip Growth Portfolio (Class 1)                   395,337          349,453
Capital Growth Portfolio (Class 1)                     192,435          361,199
Cash Management Portfolio (Class 1)                  9,356,354        7,684,319
Corporate Bond Portfolio (Class 1)                     893,127        2,096,954
Davis Venture Value Portfolio (Class 1)              2,843,009       11,373,338
"Dogs" of Wall Street Portfolio (Class 1)              536,540          951,693
Emerging Markets Portfolio (Class 1)                 1,972,206        4,403,381
Equity Opportunities Portfolio (Class 1)               857,621        2,099,225
Fundamental Growth Portfolio (Class 1)                  38,612        1,945,190
Global Bond Portfolio (Class 1)                        577,545          905,733
Global Equities Portfolio (Class 1)                    483,080        1,702,575
Growth Opportunities Portfolio (Class 1)               341,671          341,993
Growth-Income Portfolio (Class 1)                      591,495        6,879,118

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
SUNAMERICA TRUST (continued):
High-Yield Bond Portfolio (Class 1)                 $2,919,288       $5,248,289
International Diversified Equities Portfolio
   (Class 1)                                         1,183,960        2,403,188
International Growth & Income Portfolio
   (Class 1)                                         2,247,566        3,400,454
MFS Massachusetts Investors Trust Portfolio
   (Class 1)                                           338,810        2,405,473
MFS Total Return Portfolio (Class 1)                 1,606,790        3,956,021
Mid-Cap Growth Portfolio (Class 1)                     424,389        1,326,872
Real Estate Portfolio (Class 1)                      1,425,086        1,778,305
Technology Portfolio (Class 1)                         220,687          244,933
Telecom Utility Portfolio (Class 1)                    258,760          696,326
Worldwide High Income Portfolio (Class 1)              377,936          780,584
Aggressive Growth Portfolio (Class 3)                  869,219          267,258
Alliance Growth Portfolio (Class 3)                  2,859,760        1,181,185
American Funds Asset Allocation SAST Portfolio
   (Class 3)                                           687,615           10,830
American Funds Global Growth SAST Portfolio
   (Class 3)                                         2,135,652          101,247
American Funds Growth SAST Portfolio (Class 3)       2,072,951          136,878
American Funds Growth-Income SAST Portfolio
   (Class 3)                                         3,141,879          162,523
Balanced Portfolio (Class 3)                         1,293,522          843,334
Blue Chip Growth Portfolio (Class 3)                   656,366          105,410
Capital Growth Portfolio (Class 3)                   1,566,216           82,603
Cash Management Portfolio (Class 3)                  7,752,261        4,393,945
Corporate Bond Portfolio (Class 3)                   6,772,585          579,363
Davis Venture Value Portfolio (Class 3)              7,057,674        2,214,921
"Dogs" of Wall Street Portfolio (Class 3)              769,209          325,806
Emerging Markets Portfolio (Class 3)                 4,829,439        1,543,952
Equity Opportunities Portfolio (Class 3)               729,268          347,524
Foreign Value Portfolio (Class 3)                    3,982,291        2,239,741
Fundamental Growth Portfolio (Class 3)               2,470,234          108,954
Global Bond Portfolio (Class 3)                      1,496,542          129,977
Global Equities Portfolio (Class 3)                    864,331          228,992
Growth Opportunities Portfolio (Class 3)               940,626          235,726
Growth-Income Portfolio (Class 3)                      321,369           59,327

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
SUNAMERICA TRUST (continued):                       $1,397,740      $   313,736
High-Yield Bond Portfolio (Class 3)
International Diversified Equities Portfolio
   (Class 3)                                         4,102,297        1,227,428
International Growth & Income Portfolio
   (Class 3)                                         7,023,336          494,611
Marsico Focused Growth Portfolio (Class 3)             786,728          157,419
MFS Massachusetts Investors Trust Portfolio
   (Class 3)                                           203,305          430,481
MFS Total Return Portfolio (Class 3)                 3,580,421          849,955
Mid-Cap Growth Portfolio (Class 3)                   1,269,878          581,276
Real Estate Portfolio (Class 3)                      4,837,185          589,931
Small & Mid Cap Value Portfolio (Class 3)            5,356,486          918,560
Small Company Value Portfolio (Class 3)              2,675,763          147,075
Technology Portfolio (Class 3)                         539,351          127,449
Telecom Utility Portfolio (Class 3)                    217,981           22,235
Worldwide High Income Portfolio (Class 3)              218,479           36,440

VAN KAMPEN TRUST (Class II):
Comstock Portfolio                                  $2,224,852      $   735,009
Growth and Income Portfolio                          5,969,692        1,149,780
Strategic Growth Portfolio                             123,899          105,036

PRINCIPAL FUND (Class 2):
Diversified International Account                   $  532,647      $   111,859
Equity Income Account I                                609,608          342,162
Growth Account                                          27,552            6,555
Income Account                                         146,396          144,435
LargeCap Blend Account                                  13,506            9,355
MidCap Stock Account                                 1,232,963          400,649
Money Market Account                                   399,360          229,007
Mortgage Securities Account                                849            1,141
Real Estate Securities Account                         349,721          537,778
SAM Balanced Portfolio                               4,267,453        2,466,161
SAM Conservative Balanced Portfolio                    307,703          184,937
SAM Conservative Growth Portfolio                      473,179          315,390

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                  Cost of Shares   Proceeds from
Variable Accounts                                    Acquired       Shares Sold
-----------------                                 --------------   -------------
PRINCIPAL FUND (Class 2) (continued):
SAM Flexible Income Portfolio                       $  208,980      $   581,761
SAM Strategic Growth Portfolio                         147,695           75,736
Short-Term Income Account                                5,975           37,932
SmallCap Growth Account                                    198            6,048
West Coast Equity Account                              150,295          127,809

COLUMBIA TRUST I (Class A):
Columbia High Yield Fund, Variable Series           $   63,453      $     7,913
Columbia Marsico Focused Equities Fund,
   Variable Series                                     291,281           96,397

AMERICAN SERIES (Class 2):
Asset Allocation Fund                               $1,467,966      $    24,787
Global Growth Fund                                   5,407,433        1,473,323
Growth Fund                                          5,319,429        2,269,712
Growth-Income Fund                                   6,206,123        2,489,210

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                         $4,939,292      $   510,380
Mid Cap Value Portfolio                                293,350            4,008

MTB TRUST:
MTB Large Cap Growth Fund II(1)                     $   40,125      $     2,518
MTB Large Cap Value Fund II(1)                         185,699            1,227
MTB Managed Allocation Fund - Aggressive Growth
   II(1)                                               159,601               54
MTB Managed Allocation Fund - Moderate Growth
   II(1)                                               104,616              858

(1)  For the period from February 5, 2007 (inception) to December 31, 2007.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES

     A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2007, 2006, 2005, 2004, and 2003, follows:

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
Asset Allocation Portfolio (Class 1)
   2007     312,307               27.03      8,441,259            1.52%    2.73%                        6.81%
   2006     394,248               25.31      9,977,259            1.52%    3.26%                        9.64%
   2005     499,496               23.08     11,529,434            1.52%    3.02%                        3.39%
   2004     592,265               22.33     13,222,798            1.52%    2.72%                        8.67%
   2003     647,540               20.55     13,303,464            1.52%    3.59%                       21.21%

Capital Appreciation Portfolio (Class 1)
   2007     431,219               54.81     23,633,281            1.52%    0.33%                       25.78%
   2006     541,588               43.57     23,597,538            1.52%    0.14%                        9.74%
   2005     669,723               39.70     26,590,277            1.52%    0.30%                        9.96%
   2004     778,474               36.11     28,107,879            1.52%    0.00%                        7.46%
   2003     892,518               33.60     29,987,101            1.52%    0.00%                       30.26%

Government and Quality Bond Portfolio (Class 1)
   2007     774,986               18.27     14,162,953            1.52%    3.74%                        4.69%
   2006     938,287               17.46     16,379,702            1.52%    3.58%                        1.74%
   2005   1,268,280               17.16     21,760,624            1.52%    3.82%                        1.09%
   2004   1,402,281               16.97     23,800,048            1.52%    4.70%                        1.85%
   2003   1,856,493               16.66     30,937,469            1.52%    3.78%                        0.97%

Growth Portfolio (Class 1)
   2007     309,303               37.23     11,517,240            1.52%    0.69%                        8.53%
   2006     373,400               34.31     12,810,872            1.52%    0.60%                       11.58%
   2005     458,975               30.75     14,112,895            1.52%    0.87%                        5.51%
   2004     552,085               29.14     16,089,621            1.52%    0.55%                        9.18%
   2003     595,677               26.69     15,900,218            1.52%    0.55%                       27.96%

Natural Resources Portfolio (Class 1)
   2007     140,008               67.01      9,382,357            1.52%    1.09%                       38.09%
   2006     178,574               48.53      8,665,254            1.52%    0.62%                       23.05%
   2005     214,268               39.44      8,449,994            1.52%    0.50%                       43.91%
   2004     191,845               27.41      5,257,517            1.52%    0.73%                       23.16%
   2003     183,781               22.25      4,088,986            1.52%    0.73%                       45.50%

Asset Allocation Portfolio (Class 3)
   2007     107,800   26.50    to 26.60(7)   2,865,079   1.52% to 1.77%    2.66%         6.28%     to   6.54%
   2006      97,095   24.78    to 24.97      2,422,849   1.52% to 1.72%    3.36%         9.15%     to   9.37%(8)
   2005      47,448   22.70    to 22.83      1,082,724   1.52% to 1.72%    2.92%         2.93%     to   3.13%
   2004      33,192   22.06    to 22.13        734,449   1.52% to 1.72%    2.88%(16)     2.19%(16) to   8.39%
   2003       9,508               20.42        194,167            1.52%    6.27%                       20.93%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
Capital Appreciation Portfolio (Class 3)
   2007     415,143   17.79    to 53.43(7)  20,055,223   0.85% to 1.77%    0.15%        25.16%     to  26.32%
   2006     334,692   14.09    to 42.69(7)  14,012,679   0.85% to 1.77%    0.00%         3.91%(22) to   6.02%(8)(21)
   2005     209,725   39.19    to 39.43(7)   8,264,715   1.52% to 1.72%    0.09%         9.47%     to   9.69%(8)
   2004     110,915   35.80    to 35.95(7)   3,986,461   1.52% to 1.72%    0.00%         7.00%     to   7.20%(8)
   2003      23,323   33.46    to 33.53(7)     782,091   1.52% to 1.72%    0.00%         8.47%(4)  to  29.99%(8)

Government and Quality Bond Portfolio (Class 3)
   2007   1,343,538   14.42    to 17.76(7)  23,995,800   0.85% to 1.77%    3.76%         4.17%     to   5.13%(8)
   2006     971,781   13.71    to 17.05(7)  16,715,764   0.85% to 1.77%    3.57%         0.53%(22) to   4.19%(8)(21)
   2005     720,156   16.89    to 17.00     12,225,439   1.52% to 1.72%    3.90%         0.64%     to   0.84%
   2004     429,431   16.78    to 16.85      7,233,864   1.52% to 1.72%    5.47%(10)     0.21%(10) to   1.60%
   2003      94,786               16.59      1,572,553            1.52%    3.94%                        0.71%

Growth Portfolio (Class 3)
   2007     283,565   36.24    to 36.76(7)  10,375,610   1.52% to 1.77%    0.49%         8.00%     to   8.27%(8)
   2006     256,933   33.67    to 33.95      8,713,522   1.52% to 1.72%    0.41%        11.08%     to  11.30%(8)
   2005     211,282   30.31    to 30.51      6,440,048   1.52% to 1.72%    0.71%         5.04%     to   5.25%
   2004     124,808   28.86    to 28.99      3,616,619   1.52% to 1.72%    0.38%(10)     6.87%(10) to   8.91%
   2003      26,347               26.61        701,219            1.52%    0.38%                       27.66%

Natural Resources Portfolio (Class 3)
   2007     136,467   13.85    to 65.23(7)   8,543,766   0.85% to 1.77%    1.01%        37.40%     to  38.67%
   2006      94,544    9.99    to 47.50(7)   4,473,238   0.85% to 1.72%    0.53%        -0.10%(21) to  22.50%(8)
   2005      41,266   38.78    to 39.09      1,608,771   1.52% to 1.72%    0.34%        43.27%     to  43.55%
   2004      13,871               27.23        377,750            1.52%    0.60%                       22.88%
   2003       2,659               22.16         58,928            1.52%    0.84%                       45.11%

Aggressive Growth Portfolio (Class 1)
   2007     311,668               17.25      5,378,067            1.52%    0.54%                       -1.99%
   2006     437,597               17.60      7,704,037            1.52%    0.10%                       11.58%
   2005     544,544               15.78      8,591,508            1.52%    0.00%                        7.10%
   2004     642,749               14.73      9,468,882            1.52%    0.00%                       15.02%
   2003     695,895               12.81      8,912,662            1.52%    0.00%                       26.52%

Alliance Growth Portfolio (Class 1)
   2007     605,572               37.42     22,663,561            1.52%    0.05%                       12.88%
   2006     837,107               33.15     27,754,618            1.52%    0.12%                       -0.75%
   2005   1,069,885               33.40     35,739,139            1.52%    0.38%                       14.86%
   2004   1,299,688               29.08     37,797,322            1.52%    0.31%                        6.31%
   2003   1,537,359               27.35     42,054,276            1.52%    0.26%                       23.91%

Balanced Portfolio (Class 1)
   2007     390,821               17.02      6,652,880            1.52%    2.77%                        3.81%
   2006     507,142               16.40      8,315,962            1.52%    2.57%                        9.19%
   2005     668,675               15.02     10,041,574            1.52%    2.39%                        0.36%
   2004     849,220               14.96     12,707,363            1.52%    1.49%                        5.16%
   2003     944,344               14.23     13,433,997            1.52%    2.27%                       13.38%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
Blue Chip Growth Portfolio (Class 1)
   2007     283,134                7.14      2,022,555            1.52%    0.35%                       12.35%
   2006     275,644                6.36      1,752,678            1.52%    0.24%                        4.97%
   2005     286,791                6.06      1,737,179            1.52%    0.59%                        1.00%
   2004     313,189                6.00      1,878,279            1.52%    0.16%                        3.65%
   2003     301,164                5.78      1,742,597            1.52%    0.19%                       24.11%

Capital Growth Portfolio (Class 1)
   2007     112,149                9.15      1,025,914            1.52%    1.13%                       11.84%
   2006     130,205                8.18      1,064,938            1.52%    0.33%                       14.89%
   2005      97,904                7.12        697,009            1.52%    0.44%                        2.04%
   2004     121,358                6.97        846,471            1.52%    0.00%                       11.31%
   2003     104,419                6.27        654,480            1.52%    0.00%                       23.34%

Cash Management Portfolio (Class 1)
   2007     838,478               13.79     11,560,079            1.52%    3.59%                        2.93%
   2006     731,417               13.39      9,796,654            1.52%    2.70%                        3.05%
   2005     774,741               13.00     10,069,463            1.52%    0.92%                        1.24%
   2004     834,881               12.84     10,718,308            1.52%    0.80%                       -0.70%
   2003     875,653               12.93     11,320,723            1.52%    1.61%                       -0.85%

Corporate Bond Portfolio (Class 1)
   2007     376,365               18.65      7,018,427            1.52%    3.75%                        3.89%
   2006     451,616               17.95      8,106,771            1.52%    4.25%                        4.26%
   2005     615,116               17.22     10,590,606            1.52%    4.44%                        0.37%
   2004     706,500               17.15     12,118,766            1.52%    4.89%                        5.21%
   2003     854,203               16.30     13,926,798            1.52%    5.86%                       10.25%

Davis Venture Value Portfolio (Class 1)
   2007     998,715               40.62     40,562,908            1.52%    0.84%                        4.06%
   2006   1,246,273               39.03     48,642,189            1.52%    0.97%                       13.57%
   2005   1,505,818               34.37     51,750,951            1.52%    0.99%                        8.94%
   2004   1,723,559               31.55     54,372,456            1.52%    0.86%                       11.80%
   2003   1,925,718               28.22     54,337,751            1.52%    0.86%                       31.11%

"Dogs" of Wall Street Portfolio (Class 1)
   2007     161,862               12.62      2,042,844            1.52%    2.40%                       -3.41%
   2006     204,092               13.07      2,666,848            1.52%    2.46%                       19.81%
   2005     248,632               10.91      2,711,597            1.52%    2.29%                       -4.20%
   2004     291,495               11.38      3,318,564            1.52%    2.28%                        7.97%
   2003     295,977               10.54      3,120,684            1.52%    2.76%                       18.21%

Emerging Markets Portfolio (Class 1)
   2007     343,033               26.78      9,186,700            1.52%    1.83%                       39.25%
   2006     507,829               19.23      9,766,665            1.52%    0.97%                       29.13%
   2005     552,174               14.89      8,223,841            1.52%    0.34%                       35.14%
   2004     522,719               11.02      5,760,779            1.52%    1.08%                       22.63%
   2003     546,545                8.99      4,906,961            1.52%    0.00%                       50.29%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
Equity Opportunities Portfolio (Class 1)
   2007     289,893               20.57      5,963,389            1.52%    1.66%                       -1.40%
   2006     380,114               20.86      7,930,109            1.52%    1.54%                       14.94%
   2005     466,182               18.15      8,461,380            1.52%    1.47%                        3.09%
   2004     591,397               17.60     10,406,604            1.52%    1.41%                        8.23%
   2003     628,595               16.26     10,224,045            1.52%    1.58%                       25.65%

Fundamental Growth Portfolio (Class 1)
   2007     279,353               21.57      6,025,255            1.52%    0.00%                       13.41%
   2006     370,504               19.02      7,044,969            1.52%    0.02%                        4.19%
   2005     473,972               18.25      8,650,232            1.52%    0.60%                        4.47%
   2004     559,649               17.47      9,777,261            1.52%    0.13%                        3.42%
   2003     637,107               16.90     10,764,920            1.52%    0.26%                       22.15%

Global Bond Portfolio (Class 1)
   2007     163,504               19.75      3,229,381            1.52%    0.58%                        9.70%
   2006     180,544               18.01      3,250,643            1.52%    9.05%                        2.30%
   2005     227,066               17.60      3,996,385            1.52%    3.14%                        3.01%
   2004     225,858               17.09      3,858,924            1.52%    0.00%                        2.40%
   2003     247,753               16.69      4,133,971            1.52%    0.00%                        1.99%

Global Equities Portfolio (Class 1)
   2007     215,330               26.50      5,706,422            1.52%    1.15%                       10.18%
   2006     261,380               24.05      6,286,525            1.52%    0.91%                       22.00%
   2005     309,442               19.71      6,100,144            1.52%    0.28%                       14.04%
   2004     323,370               17.28      5,589,415            1.52%    0.29%                       10.18%
   2003     411,886               15.69      6,461,769            1.52%    0.26%                       24.62%

Growth Opportunities Portfolio (Class 1)
   2007     139,965                6.79        950,205            1.52%    0.00%                       19.73%
   2006     142,002                5.67        805,175            1.52%    0.00%                       11.73%
   2005      94,760                5.07        480,912            1.52%    0.00%                        6.03%
   2004     250,369                4.79      1,198,381            1.52%    0.00%                        4.57%
   2003     179,378                4.58        821,018            1.52%    0.00%                       32.94%

Growth-Income Portfolio (Class 1)
   2007     558,140               34.65     19,342,480            1.52%    0.88%                        9.44%
   2006     742,995               31.66     23,526,553            1.52%    0.70%                        5.81%
   2005     919,440               29.92     27,515,259            1.52%    0.54%                        5.58%
   2004   1,211,477               28.34     34,336,738            1.52%    0.68%                        9.85%
   2003   1,403,729               25.80     36,217,891            1.52%    1.00%                       23.75%

High-Yield Bond Portfolio (Class 1)
   2007     436,769               21.04      9,189,786            1.52%    7.21%                       -0.15%
   2006     573,502               21.07     12,084,690            1.52%    7.55%                       12.94%
   2005     620,626               18.66     11,579,603            1.52%    9.09%                        7.23%
   2004     770,474               17.40     13,406,727            1.52%    8.71%                       15.69%
   2003     964,322               15.04     14,496,501            1.52%    7.53%                       29.58%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
International Diversified Equities Portfolio (Class 1)
   2007     465,852               16.54      7,707,529            1.52%    1.98%                       13.61%
   2006     545,060               14.56      7,937,585            1.52%    0.40%                       21.59%
   2005     650,604               11.98      7,791,843            1.52%    1.53%                       12.06%
   2004     657,331               10.69      7,024,917            1.52%    1.92%                       14.73%
   2003     742,717                9.31      6,917,952            1.52%    4.19%                       29.81%

International Growth & Income Portfolio (Class 1)
   2007     499,348               19.97      9,970,653            1.52%    1.53%                        5.55%
   2006     618,360               18.92     11,697,749            1.52%    1.32%                       25.13%
   2005     681,700               15.12     10,305,980            1.52%    0.89%                       12.56%
   2004     697,293               13.43      9,365,125            1.52%    1.29%                       19.04%
   2003     624,041               11.28      7,036,138            1.52%    1.29%                       34.86%

MFS Massachusetts Investors Trust Portfolio (Class 1)
   2007     303,773               25.58      7,771,754            1.52%    1.11%                        8.91%
   2006     385,451               23.49      9,055,026            1.52%    0.68%                       11.48%
   2005     473,467               21.07      9,977,675            1.52%    0.79%                        6.10%
   2004     514,492               19.86     10,218,994            1.52%    0.81%                       10.17%
   2003     536,700               18.03      9,674,428            1.52%    0.85%                       20.64%

MFS Total Return Portfolio (Class 1)
   2007     560,824               28.85     16,180,092            1.52%    2.49%                        2.67%
   2006     674,463               28.10     18,952,867            1.52%    2.36%                       10.31%
   2005     790,163               25.47     20,129,311            1.52%    2.13%                        1.49%
   2004     856,284               25.10     21,492,849            1.52%    0.19%                        9.63%
   2003     868,964               22.89     19,894,747            1.52%    4.31%                       15.10%

Mid-Cap Growth Portfolio (Class 1)
   2007     388,873               12.54      4,877,307            1.52%    0.24%                       15.18%
   2006     459,103               10.89      4,999,231            1.52%    0.00%                        1.02%
   2005     588,780               10.78      6,346,307            1.52%    0.00%                        1.63%
   2004     671,951               10.61      7,126,580            1.52%    0.00%                       12.37%
   2003     722,591                9.44      6,820,057            1.52%    0.00%                       35.17%

Real Estate Portfolio (Class 1)
   2007     183,435               26.64      4,886,772            1.52%    1.28%                      -15.64%
   2006     223,005               31.58      7,042,071            1.52%    1.30%                       32.46%
   2005     254,015               23.84      6,055,622            1.52%    1.99%                       11.58%
   2004     301,047               21.36      6,431,727            1.52%    2.56%                       32.53%
   2003     340,288               16.12      5,485,425            1.52%    2.92%                       35.91%

Technology Portfolio (Class 1)
   2007     272,152                2.89        785,794            1.52%    0.00%                       20.10%
   2006     280,818                2.40        675,112            1.52%    0.00%                       -0.40%
   2005     311,559                2.41        751,974            1.52%    0.00%                       -1.71%
   2004     424,341                2.45      1,041,756            1.52%    0.00%                       -4.00%
   2003     437,111                2.56      1,117,979            1.52%    0.00%                       48.49%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
Telecom Utility Portfolio (Class 1)
   2007     118,963               18.09      2,152,052            1.52%    2.85%                       19.09%
   2006     146,551               15.19      2,226,218            1.52%    3.66%                       24.60%
   2005     174,618               12.19      2,128,916            1.52%    4.13%                        4.91%
   2004     203,888               11.62      2,369,337            1.52%    4.54%                       15.01%
   2003     238,977               10.10      2,413,780            1.52%    6.08%                       16.98%

Worldwide High Income Portfolio (Class 1)
   2007     122,457               22.25      2,724,530            1.52%    6.26%                        3.96%
   2006     147,377               21.40      3,154,236            1.52%    7.19%                        7.98%
   2005     179,125               19.82      3,550,350            1.52%    7.41%                        5.69%
   2004     228,525               18.75      4,285,555            1.52%    6.03%                        7.77%
   2003     271,450               17.40      4,723,520            1.52%    8.16%                       24.04%

Aggressive Growth Portfolio (Class 3)
   2007     110,612   16.75    to 16.98      1,871,727   1.52% to 1.77%    0.42%        -2.42%     to  -2.17%
   2006      77,923   17.16    to 17.35      1,346,722   1.52% to 1.72%    0.00%        11.08%     to  11.30%(8)
   2005      61,576   15.45    to 15.59        956,442   1.52% to 1.72%    0.00%         6.61%     to   6.83%
   2004      17,532   14.49    to 14.59        255,686   1.52% to 1.72%    0.00%(11)    14.70%(11) to  14.74%
   2003       3,774               12.72         48,008            1.52%    0.00%                       26.22%

Alliance Growth Portfolio (Class 3)
   2007     364,831    9.27    to 36.22(7)  12,940,033   0.85% to 1.77%    0.00%        12.31%     to  13.35%
   2006     300,705    8.18    to 32.25(7)   9,641,133   0.85% to 1.77%    0.00%        -0.98%(21) to   3.53%(8)(22)
   2005     168,890   32.74    to 32.96(7)   5,560,552   1.52% to 1.72%    0.20%        14.35%     to  14.58%(8)
   2004     106,128   28.63    to 28.76(7)   3,051,320   1.52% to 1.72%    0.12%(10)     3.17%(10) to   6.06%
   2003      29,285   26.93    to 27.12(7)     794,091   1.52% to 1.70%    0.10%        23.62%     to  29.48%(5)(8)

American Funds Asset Allocation SAST Portfolio (Class 3)
   2007      60,994   10.99    to 11.02        671,855   1.52% to 1.77%    0.06%         4.36%     to   4.61%(8)
   2006         599               10.53          6,306            1.52%    0.00% (22)                   5.34%(22)
   2005          --                  --             --              --       --                           --
   2004          --                  --             --              --       --                           --
   2003          --                  --             --              --       --                           --

American Funds Global Growth SAST Portfolio (Class 3)
   2007     176,891   12.10    to 12.14      2,144,751   1.52% to 1.77%    0.00%        12.43%     to  12.71%(8)
   2006       2,269   10.76    to 10.77         24,436   1.52% to 1.77%    0.00%(22)     7.64%(22) to   7.68%(22)
   2005          --                  --             --              --       --                           --
   2004          --                  --             --              --       --                           --
   2003          --                  --             --              --       --                           --

American Funds Growth SAST Portfolio (Class 3)
   2007     165,497   11.71    to 11.75      1,943,365   1.52% to 1.77%    0.02%         9.97%     to  10.24%(8)
   2006         788               10.66          8,397            1.52%    0.00%(22)                    6.56%(22)
   2005          --                  --             --              --       --                           --
   2004          --                  --             --              --       --                           --
   2003          --                  --             --              --       --                           --

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
American Funds Growth-Income SAST Portfolio (Class 3)
   2007     270,753   10.83    to 10.86(7)   2,938,575   1.52% to 1.77%    0.04%         2.80%     to   3.06%(8)
   2006         971   10.53    to 10.54         10,234   1.52% to 1.77%    0.00%(22)     5.31%(22) to   5.37%(22)
   2005          --                  --             --              --       --                           --
   2004          --                  --             --              --       --                           --
   2003          --                  --             --              --       --                           --

Balanced Portfolio (Class 3)
   2007      63,949   16.53    to 16.76      1,067,741   1.52% to 1.77%    2.85%         3.30%     to   3.56%
   2006      38,174   16.03    to 16.19        616,993   1.52% to 1.72%    2.48%         8.70%     to   8.92%(8)
   2005      28,188   14.75    to 14.86        418,300   1.52% to 1.72%    2.44%        -0.09%     to   0.11%
   2004      19,272   14.76    to 14.84        285,657   1.52% to 1.72%    1.66%(19)     3.81%(19) to   4.91%
   2003       8,383               14.15        118,608            1.52%    2.74%                       13.11%

Blue Chip Growth Portfolio (Class 3)
   2007     233,074    6.89    to  6.94(7)   1,639,385   0.85% to 1.77%    0.13%        11.79%     to  12.82%
   2006     150,701    6.23    to  6.29        947,008   1.52% to 1.72%    0.01%         4.50%     to   4.71%(8)
   2005     104,205    5.96    to  6.01        625,794   1.52% to 1.72%    0.34%         0.54%     to   0.74%
   2004      90,245    5.93    to  5.96        538,030   1.52% to 1.72%    0.00%(11)     3.40%     to   5.09%(11)
   2003      26,106                5.77        150,606            1.52%    0.00%                       23.82%

Capital Growth Portfolio (Class 3)
   2007     220,270    8.95    to  9.36(7)   1,981,845   0.85% to 1.77%    1.33%        11.30%     to  12.32%(8)
   2006      53,332    7.99    to  8.06        429,275   1.52% to 1.72%    0.11%        14.37%     to  14.60%(8)
   2005      30,873    6.99    to  7.03        217,096   1.52% to 1.72%    0.30%         1.58%     to   1.79%
   2004      10,719                6.91         74,066            1.52%    0.00%                       11.03%
   2003       6,374                6.22         39,667            1.52%    0.00%                       23.05%

Cash Management Portfolio (Class 3)
   2007     664,280   11.89    to 13.39(7)   8,999,290   0.85% to 1.77%    3.82%         2.42%     to   3.37%
   2006     425,399   13.13    to 13.24      5,623,721   1.52% to 1.72%    2.50%         2.59%     to   2.80%(8)
   2005     290,399   12.80    to 12.88      3,736,540   1.52% to 1.72%    0.68%         0.79%     to   0.99%
   2004     196,031   12.70    to 12.76      2,499,256   1.52% to 1.72%    0.67%(10)    -0.94%     to  -1.08%(10)
   2003      42,525               12.88        547,633            1.52%    2.62%                       -1.08%

Corporate Bond Portfolio (Class 3)
   2007     800,282   15.38    to 18.09(7)  14,478,797   0.85% to 1.77%    4.17%         3.37%     to   4.32%(8)
   2006     463,834   14.74    to 17.50(7)   8,169,397   0.85% to 1.77%    4.67%         1.20%(22) to   5.29%(21)
   2005     256,794   16.94    to 17.00      4,361,739   1.52% to 1.72%    4.90%        -0.08%     to   0.12%
   2004     126,413   16.95    to 16.97      2,145,636   1.52% to 1.72%    6.44%(13)     3.92%(13) to   4.95%
   2003      14,174               16.17        229,242            1.52%    6.93%                        9.99%

Davis Venture Value Portfolio (Class 3)
   2007     690,684   16.31    to 39.45(7)  26,666,455   0.85% to 1.77%    0.70%         3.54%     to   4.50%
   2006     572,565   15.61    to 38.10(7)  21,928,071   0.85% to 1.77%    0.86%         7.31%(22) to   9 32%(8)(21)
   2005     384,255   33.80    to 34.02     13,056,828   1.52% to 1.72%    0.91%         8.46%     to   8.67%
   2004     205,799   31.17    to 31.30      6,438,772   1.52% to 1.72%    0.86%        11.31%     to  11.53%
   2003      44,237   28.00    to 28.07      1,241,662   1.52% to 1.72%    0.98%        12.82%(4)  to  30.80%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
"Dogs" of Wall Street Portfolio (Class 3)
   2007      95,823   12.28    to 15.00      1,190,708   0.85% to 1.77%    2.56%        -3.90%     to  -3.00%
   2006      68,585   12.80    to 12.92        884,327   1.52% to 1.72%    2.39%        19.28%     to  19.51%(8)
   2005      48,766   10.73    to 10.81        526,764   1.52% to 1.72%    2.81%        -4.63%     to  -4.44%
   2004      26,019               11.31        294,247            1.52%    2.46%                        7.71%
   2003      21,567               10.50        226,446            1.52%    2.77%                       17.94%

Emerging Markets Portfolio (Class 3)
   2007     357,660   26.01    to 33.53(7)   9,414,141   0.85% to 1.77%    1.90%        38.57%     to  39.86%
   2006     257,317   18.77    to 23.98      4,870,287   0.85% to 1.77%    0.93%         7.19%(21) to  16.78%(8)(22)
   2005     134,903   14.62    to 14.74      1,979,457   1.52% to 1.72%    0.16%        34.53%     to  34.80%
   2004      34,037   10.87    to 10.93        371,993   1.52% to 1.72%    1.17%(11)    14.87%(11) to  22.39%
   2003       8,343                8.93         74,541            1.52%    0.00%                       49.93%

Equity Opportunities Portfolio (Class 3)
   2007     118,136   13.26    to 19.98(7)   2,354,023   0.85% to 1.77%    1.58%        -1.90%     to  -0.99%
   2006     111,322   13.39    to 20.41(7)   2,252,952   0.85% to 1.72%    1.46%        11.10%(21) to  14.42%(8)
   2005      95,469   17.84    to 17.97      1,713,862   1.52% to 1.72%    1.51%         2.63%     to   2.84%
   2004      58,551   17.38    to 17.47      1,022,770   1.52% to 1.72%    1.48%(13)     6.22%(13) to   7.98%
   2003      18,228               16.18        295,007            1.52%    1.85%                       25.34%

Foreign Value Portfolio (Class 3)
   2007     873,777   12.66    to 22.06(7)  19,274,063   0.85% to 1.77%    1.76%        12.06%     to  13.10%
   2006     814,527   11.20    to 19.75(7)  16,124,959   0.85% to 1.72%    0.98%        11.98%(21) to  24.88%(8)
   2005     662,267   15.81    to 15.92     10,525,402   1.52% to 1.72%    0.00%         8.06%     to   8.28%
   2004     342,611   14.63    to 14.70      5,034,728   1.52% to 1.72%    1.57%(10)    14.41%(10) to  17.96%
   2003      62,862               12.46        783,476            1.52%    0.08%                       32.49%

Fundamental Growth Portfolio (Class 3)
   2007     129,053   20.94    to 21.24(7)   2,713,773   1.52% to 1.77%    0.00%        12.93%     to  13.21%(8)
   2006      10,678   18.56    to 18.76        199,450   1.52% to 1.72%    0.00%         3.72%     to   6.92%(22)
   2005      10,856   17.89    to 18.06        195,345   1.52% to 1.72%    0.39%         4.00%     to   4.21%
   2004      10,772   17.21    to 17.33        186,180   1.52% to 1.72%    0.00%         3.16%     to   9.71%(18)
   2003         347               16.80          5,832            1.52%    0.00%                       21.84%

Global Bond Portfolio (Class 3)
   2007     143,376   14.75    to 19.13(7)   2,710,602   0.85% to 1.77%    0.38%         9.15%     to  10.16%
   2006      65,124   13.39    to 17.59(7)   1,132,188   0.85% to 1.72%   10.68%         1.47%(21) to   1.84% (8)
   2005      29,033   17.27    to 17.44        505,879   1.52% to 1.72%    3.50%         2.55%     to   2.76%
   2004      10,789   16.84    to 16.97        183,008   1.52% to 1.72%    0.00%(14)    -0.34%(14) to   2.14%
   2003       9,261               16.61        153,849            1.52%    0.00%                        1.76%

Global Equities Portfolio (Class 3)
   2007      84,281   12.02    to 25.61(7)   2,163,754   0.85% to 1.77%    1.14%         9.63%     to  10.65%
   2006      57,896   23.52    to 23.71(7)   1,371,519   1.52% to 1.72%    0.80%        21.46%     to  21.70%(8)
   2005      33,331   19.37    to 19.49(7)     649,995   1.52% to 1.72%    0.08%        13.53%     to  13.76%(8)
   2004      11,836   17.06    to 17.13(7)     202,738   1.52% to 1.72%    0.15%(17)     9.91%     to  19.21%(17)(8)
   2003       1,059   15.58    to 15.66(7)      16,530   1.52% to 1.70%    0.13%        24.21%     to  32.45%(5)(8)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
Growth Opportunities Portfolio (Class 3)
   2007     337,741    6.61    to  6.69      2,253,282   1.52% to 1.77%    0.00%        19.14%     to  19.43%
   2006     212,701    5.55    to  5.60(7)   1,189,111   1.52% to 1.77%    0.00%         5.45%(22) to  11.45% (8)
   2005      33,007    4.99    to  5.03        165,901   1.52% to 1.72%    0.00%         5.55%     to   5.76%
   2004      22,197                4.75        105,511            1.52%    0.00%                        4.31%
   2003      11,799                4.56         53,763            1.52%    0.00%                       32.64%

Growth-Income Portfolio (Class 3)
   2007      33,320   11.37    to 33.64(7)   1,095,140   0.85% to 1.77%    0.78%         8.90%     to   9.91%
   2006      25,329   10.35    to 30.96(7)     753,327   0.85% to 1.72%    0.53%         3.91%(21) to   5.33%(8)
   2005      19,199   29.39    to 29.61        568,321   1.52% to 1.72%    0.36%         5.11%     to   5.32%
   2004      16,698   27.96    to 28.12        469,316   1.52% to 1.72%    0.61%(17)     9.58%     to  15.88%(17)
   2003       3,707               25.66         95,119            1.52%    1.21%                       23.43%

High-Yield Bond Portfolio (Class 3)
   2007     131,880   15.06    to 20.45(7)   2,620,994   0.85% to 1.77%    7.83%        -0.64%     to   0.28%
   2006      83,697   15.02    to 20.62(7)   1,708,412   0.85% to 1.72%    8.36%         8.08%(21) to  12.43%(8)
   2005      61,970   18.34    to 19.49      1,145,172   1.52% to 1.72%   11.33%         6.74%     to   6.96%
   2004      31,726   17.18    to 17.29        548,015   1.52% to 1.72%   10.52%(15)    13.06%(15) to  15.41%
   2003      11,768               14.98        176,263            1.52%    7.34%                       29.27%

International Diversified Equities Portfolio (Class 3)
   2007     955,430   11.19    to 16.10(7)  15,550,936   0.85% to 1.77%    1.99%        13.04%     to  14.09%(8)
   2006     774,274   14.24    to 14.41     11,143,193   1.52% to 1.77%    0.25%         9.45%(22) to  21.29%
   2005     557,074   11.80    to 11.88      6,612,819   1.52% to 1.72%    1.51%        11.57%     to  11.79%
   2004     311,460   10.58    to 10.63      3,309,374   1.52% to 1.72%    2.35%(12)     9.98%(12) to  14.46%
   2003      60,439                9.29        561,266            1.52%    6.55%                       29.52%

International Growth and Income Portfolio (Class 3)
   2007     510,221   16.07    to 19.43(7)   9,892,263   0.85% to 1.77%    1.67%         5.03%     to   6.00%(8)
   2006     227,007   15.16    to 18.50(7)   4,207,621   0.85% to 1.77%    1.33%         9.17%(21) to   9.95%(8)(22)
   2005      85,088   14.87    to 14.94      1,270,549   1.52% to 1.72%    0.70%        12.06%     to  12.29%
   2004      74,675   13.27    to 13.30        993,244   1.52% to 1.72%    1.38%(10)    15.47%(10) to  18.75%
   2003      20,248               11.20        226,874            1.52%    2.24%                       34.51%

Marsico Focused Growth Portfolio (Class 3)
   2007     152,550   11.67    to 13.28(7)   2,046,151   0.85% to 1.77%    0.00%        11.38%     to  12.41%
   2006     108,098   10.38    to 12.06      1,302,180   0.85% to 1.52%    0.00%         3.80%(21) to   8.51%(22)
   2005      70,568               11.30        797,304            1.52%    0.00%                        8.77%
   2004      48,359               10.39        502,317            1.52%    0.00%                        9.31%
   2003       8,026                9.50         76,272            1.52%    0.00%                       27.96%

MFS Massachusetts Investors Trust Portfolio (Class 3)
   2007     112,084   12.01    to 24.90(7)   2,816,753   0.85% to 1.77%    0.95%         8.36%     to   9.36%
   2006     120,382   23.04    to 23.24      2,793,929   1.52% to 1.72%    0.50%        10.97%     to  11.20%(8)
   2005     104,310   20.77    to 20.90      2,177,911   1.52% to 1.72%    0.65%         5.62%     to   5.84%
   2004      62,425   19.66    to 19.75      1,232,378   1.52% to 1.72%    0.78%(10)     8.09%(10) to   9.90%
   2003      13,304               17.97        239,068            1.52%    0.92%                       20.36%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
MFS Total Return Portfolio (Class 3)
   2007     354,932   16.46    to 28.03(7)   9,485,470   0.85% to 1.77%    2.51%         2.15%     to   3.09%
   2006     259,391   15.97    to 27.51(7)   7,118,917   0.85% to 1.72%    2.34%         7.58%(21) to   9.81%(8)
   2005     184,819   25.06    to 25.24      4,658,623   1.52% to 1.72%    2.17%         1.04%     to   1.24%
   2004      91,432   24.80    to 24.93      2,278,458   1.52% to 1.72%    0.21%         9.14%     to   9.36%
   2003      19,335   22.72    to 22.80        440,793   1.52% to 1.72%    8.42%         6.00%(4)  to  14.83%

Mid-Cap Growth Portfolio (Class 3)
   2007     451,523   10.26    to 12.18(7)   5,538,114   0.85% to 1.77%    0.04%        14.60%     to  15.66%(8)
   2006     389,077    8.87    to 10.66(7)   4,158,703   0.85% to 1.72%    0.00%        -3.52%(21) to   0.57%(8)
   2005     296,165   10.60    to 10.67(7)   3,154,555   1.52% to 1.72%    0.00%         1.17%     to   1.38%
   2004     148,387   10.48    to 10.53(7)   1,561,584   1.52% to 1.72%    0.00%        11.87%     to  12.09%(8)
   2003      57,625    9.39    to  9.41(7)     541,241   1.52% to 1.70%    0.00%        34.85%(4)  to  38.01%(5)(8)

Real Estate Portfolio (Class 3)
   2007     257,567   25.91    to 32.41(7)   6,732,627   0.85% to 1.77%    1.35%       -16.06%     to -15.28%(8)
   2006     149,616   30.86    to 38.25      4,656,301   0.85% to 1.77%    1.29%         9.33%(22) to  21.10%(8)(21)
   2005      70,662   23.45    to 23.62      1,665,654   1.52% to 1.72%    2.03%        11.09%     to  11.31%
   2004      28,942   21.11    to 21.22        613,632   1.52% to 1.72%    3.21%(20)    31.19%(20) to  32.21%
   2003       5,331               16.05         85,564            1.52%    2.95%                       35.60%

Small & Mid Cap Value Portfolio (Class 3)
   2007     676,262   10.47    to 18.10(7)  12,246,053   0.85% to 1.77%    0.47%        -0.23%     to   0.69%(8)
   2006     461,228   10.40    to 18.14(7)   8,418,212   0.85% to 1.77%    0.08%         4.03%(21) to   7.23%(8)(22)
   2005     309,076   16.32    to 16.43      5,066,516   1.52% to 1.72%    0.00%         3.99%     to   4.20%
   2004     130,336   15.69    to 15.77      2,054,680   1.52% to 1.72%    0.45%(12)    12.20%(12) to  16.05%
   2003      41,560               13.59        564,741            1.52%    0.01%                       34.25%

Small Company Value Portfolio (Class 3)
   2007     329,965    9.24    to  9.39(7)   3,061,885   0.85% to 1.77%    0.00%        -8.48%     to  -7.63%(8)
   2006      83,068   10.09    to 10.16        840,233   0.85% to 1.77%    0.00%(21)     1.64%(21) to   8.03%(8)(22)
   2005          --                  --             --              --       --                           --
   2004          --                  --             --              --       --                           --
   2003          --                  --             --              --       --                           --

Technology Portfolio (Class 3)
   2007     448,012    2.81    to  2.84(7)   1,270,937   1.52% to 1.77%    0.00%        19.50%     to  19.80%(8)
   2006     291,032    2.35    to  2.37(7)     689,041   1.52% to 1.72%    0.00%        -0.85%     to   3.11%(8)
   2005     170,624    2.37    to  2.39(7)     407,471   1.52% to 1.70%    0.00%        -2.16%     to  -1.97%(8)
   2004      84,487    2.39    to  2.44        205,850   1.52% to 1.70%    0.00%        -5.34%     to  -4.24%
   2003      47,049    2.53    to  2.54(7)     119,727   1.52% to 1.70%    0.00%        48.20%(4)  to  49.29%(5)(8)

Telecom Utility Portfolio (Class 3)
   2007      23,105   17.79    to 17.85        412,381   1.52% to 1.77%    3.43%        18.54%     to  18.83%
   2006      11,768               15.02        176,763            1.52%    3.85%         9.76%(22) to  24.28%
   2005       6,378               12.09         77,085            1.52%    4.21%                        4.66%
   2004       3,520               11.55         40,653            1.52%    4.13%                       14.72%
   2003       1,443               10.07         14,522            1.52%    9.16%                       16.76%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
Worldwide High Income Portfolio (Class 3)
   2007      35,044   15.40    to 21.81(7)     755,443   0.85% to 1.77%    6.93%         3.38%     to   4.40%
   2006      27,903   14.75    to 21.17        584,827   0.85% to 1.52%    8.60%         6.18%(21) to   7.72%(8)
   2005      17,131               19.66        336,776            1.52%    8.13%                        5.43%
   2004      12,255               18.65        228,508            1.52%    8.78%                        7.50%
   2003         875               17.34         15,184            1.52%    6.26%                       23.94%

Comstock Portfolio (Class II)
   2007     413,084   13.43    to 14.16      5,687,439   0.85% to 1.77%    1.43%        -4.04%     to  -3.15%
   2006     318,475   14.15    to 14.62(7)   4,538,092   0.85% to 1.72%    1.14%        10.07%(21) to  14.07%(8)
   2005     239,201   12.41    to 12.46      2,978,425   1.52% to 1.72%    0.70%         2.34%     to   2.54%
   2004     117,253   12.13(7) to 12.15      1,423,797   1.52% to 1.72%    0.44%        15.43%     to  15.66%
   2003      26,868   10.50    to 10.50(7)     282,212   1.52% to 1.72%    0.14%         9.41%(4)  to  28.80%(4)(8)

Growth and Income Portfolio (Class II)
   2007   1,091,833   15.35    to 16.25(7)  16,921,569   0.85% to 1.77%    1.24%         0.73%     to   1.66%(8)
   2006     816,855   15.24    to 15.99(7)  12,527,095   0.85% to 1.77%    0.85%         5.98%(22) to   9.51%(8)(21)
   2005     587,154   13.34    to 13.43      7,878,228   1.52% to 1.72%    0.71%         7.85%     to   8.07%
   2004     342,208   12.37    to 12.43      4,251,416   1.52% to 1.72%    0.44%(10)    10.64%(10) to  12.41%
   2003      74,112               11.06        819,437            1.52%    0.15%                       25.77%

Strategic Growth Portfolio (Class II)
   2007      60,494   11.05    to 11.60        684,414   0.85% to 1.77%    0.00%        14.60%     to  15.66%
   2006      57,937    9.79    to 10.03(7)     571,367   0.85% to 1.72%    0.00%        -3.61%(21) to   0.87%(8)
   2005      34,442    9.70    to  9.76        336,082   1.52% to 1.72%    0.01%         5.80%     to   6.01%
   2004      25,863                9.21        238,142            1.52%    0.00%                        5.17%
   2003       9,368                8.76         82,020            1.52%    0.00%                       25.12%

Diversified International Account (Class 2)
   2007     101,696    8.66    to  8.77        889,460   1.55% to 1.70%    1.94%        13.95%     to  14.12%
   2006      69,779    7.60    to  7.68        534,057   1.55% to 1.70%    1.30%        18.24%     to  18.42%
   2005       5,529    6.43    to  6.49         35,863   1.55% to 1.70%    1.48%        15.61%     to  15.79%
   2004       5,190    5.56    to  5.60         29,079   1.55% to 1.70%    1.11%        11.42%     to  11.58%
   2003       4,016    4.99    to  5.02         20,168   1.55% to 1.70%    0.08%(5)     40.91%(5)  to  41.07%(5)

Equity Income Account I (Class 2)
   2007     252,964   10.53    to 10.63      2,681,738   1.55% to 1.70%    0.72%         3.23%     to   3.39%
   2006     237,372   10.20    to 10.29      2,435,451   1.55% to 1.70%    1.27%        15.87%     to  16.04%
   2005      97,115    8.81    to  8.86        859,272   1.55% to 1.70%    1.35%         8.13%     to   8.29%
   2004      51,257    8.15    to  8.19        419,245   1.55% to 1.70%    1.57%        16.82%     to  16.99%
   2003      22,122    6.97    to  7.00        154,694   1.55% to 1.70%    0.13%(5)     34.28%(5)  to  34.46%(5)

Growth Account (Class 2)
   2007      15,727    8.53    to  8.61        135,137   1.55% to 1.70%    0.00%        20.98%     to  21.16%
   2006      12,939    7.05    to  7.11         91,760   1.55% to 1.70%    0.00%         2.86%     to   3.02%
   2005      13,285    6.86    to  6.90         91,302   1.55% to 1.70%    0.25%         5.36%     to   5.53%
   2004       9,723    6.51    to  6.54         63,319   1.55% to 1.70%    0.00%         6.19%     to   6.35%
   2003       9,520    6.13    to  6.15         58,372   1.55% to 1.70%    0.00%(5)     34.42%(5)  to  34.59%(5)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
Income Account (Class 2)
   2007      81,716    7.39    to  7.46        607,656   1.55% to 1.70%    6.51%         3.98%     to   4.14%
   2006      86,140    7.11    to  7.16        614,681   1.55% to 1.70%    4.27%         2.82%     to   2.98%
   2005      53,200    6.91    to  6.95        369,062   1.55% to 1.70%    4.79%         0.34%     to   0.49%
   2004      43,498    6.89    to  6.92        300,297   1.55% to 1.70%    4.44%         3.54%     to   3.69%
   2003      25,314    6.66    to  6.67        168,795   1.55% to 1.70%    0.06%(5)      6.75%(5)  to   6.89%(5)

LargeCap Blend Account (Class 2)
   2007      24,305    7.11    to  7.16        173,866   1.55% to 1.70%    1.39%         3.15%     to   3.31%
   2006      24,521    6.89    to  6.93        169,811   1.55% to 1.70%    1.14%         9.78%     to   9.94%
   2005       8,582    6.28    to  6.30         54,105   1.55% to 1.70%    0.93%         1.23%     to   1.38%
   2004       8,354    6.20    to  6.22         51,882   1.55% to 1.70%    0.70%         6.95%     to   7.11%
   2003       4,329    5.80    to  5.81         25,129   1.55% to 1.70%    0.29%(5)     31.57%(5)  to  31.74%(5)

MidCap Stock Account (Class 2)
   2007     259,847    9.51    to  9.56      2,474,987   1.55% to 1.70%    0.69%        -9.65%     to  -9.51%
   2006     198,267   10.52    to 10.57      2,090,330   1.55% to 1.70%    1.45%        14.60%     to  14.77%
   2005      61,092    9.18    to  9.21        562,097   1.55% to 1.70%    0.25%        11.21%     to  11.38%
   2004      19,419    8.26    to  8.27        160,534   1.55% to 1.70%    0.13%        12.35%     to  12.52%
   2003       4,318    7.35    to  7.35         31,722   1.55% to 1.70%    0.01%(5)     31.04%(5)  to  31.22%(5)

Money Market Account (Class 2)
   2007      32,902    5.95    to  6.01        196,453   1.55% to 1.70%    4.58%         2.91%     to   3.07%
   2006       4,510    5.79    to  5.84         26,100   1.55% to 1.70%    4.00%         2.35%     to   2.51%
   2005       9,742    5.65    to  5.69         55,269   1.55% to 1.70%    2.26%         0.62%     to   0.77%
   2004       5,228    5.62    to  5.65         29,529   1.55% to 1.70%    0.48%        -1.09%     to  -0.94%
   2003          25    5.68    to  5.70            139   1.55% to 1.70%    0.00%(5)     -1.18%(5)  to  -1.05%(5)

Mortgage Securities Account (Class 2)
   2007       1,013    6.80    to  6.86          6,937   1.55% to 1.70%    5.28%         4.42%     to   4.57%
   2006       1,096    6.52    to  6.56          7,180   1.55% to 1.70%    1.50%         2.47%     to   2.62%
   2005       5,928    6.36    to  6.39         37,739   1.55% to 1.70%    4.10%         0.30%     to   0.45%
   2004       7,831    6.34    to  6.36         49,734   1.55% to 1.70%    3.08%         1.84%     to   1.99%
   2003      23,852    6.23    to  6.24        148,541   1.55% to 1.70%    5.16%(5)      0.17%(5)  to   0.30%(5)

Real Estate Securities Account (Class 2)
   2007       3,152   16.90    to 17.19         53,689   1.55% to 1.70%    3.97%       -19.30%     to -19.18%
   2006      19,651   20.94    to 21.27        416,984   1.55% to 1.70%    2.38%        30.66%     to  30.86%
   2005      18,530   16.03    to 16.26        300,851   1.55% to 1.70%    1.97%         7.27%     to   7.43%
   2004       9,622   14.94    to 15.13        145,598   1.55% to 1.70%    0.64%        29.89%     to  31.18%
   2003          20   11.50    to 11.54            230   1.55% to 1.70%    0.00%(6)      8.45%(6)  to   8.82%(6)

SAM Balanced Portfolio (Class 2)
   2007   1,428,804   10.49    to 10.67     15,150,651   1.52% to 1.77%    2.32%         5.93%(24) to   6.18%(8)(24)
   2006   1,264,527    9.91    to  9.98     12,593,462   1.55% to 1.70%    1.94%         8.51%     to   8.68%
   2005   1,050,099    9.13    to  9.18      9,626,781   1.55% to 1.70%    1.65%         3.94%     to   4.10%
   2004     837,835    8.79    to  8.82      7,381,186   1.55% to 1.70%    1.77%         7.98%     to   8.15%
   2003     355,002    8.14    to  8.16      2,893,888   1.55% to 1.70%    1.17%(5)     23.52%(5)  to  23.69%(5)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
SAM Conservative Balanced Portfolio (Class 2)
   2007     197,468    7.57    to 10.54(7)   1,498,961   1.55% to 1.77%    3.19%         5.38%(24) to   5.69%
   2006     187,469    7.12    to  7.16      1,338,688   1.55% to 1.70%    2.62%         6.67%     to   6.83%
   2005     199,708    6.67    to  6.70      1,336,226   1.55% to 1.70%    2.05%         2.61%     to   2.76%
   2004     124,231    6.50    to  6.52        809,327   1.55% to 1.70%    1.64%         6.06%     to   6.22%
   2003      25,358    6.13    to  6.14        155,710   1.55% to 1.70%    0.01%(5)     16.28%(5)  to  16.44%(5)

SAM Conservative Growth Portfolio (Class 2)
   2007     282,321   11.30    to 11.38      3,201,477   1.55% to 1.70%    1.46%         7.20%     to   7.36%
   2006     266,719   10.54    to 10.60      2,821,107   1.55% to 1.70%    1.43%        10.06%     to  10.22%
   2005     216,996    9.57    to  9.62      2,083,716   1.55% to 1.70%    1.10%         4.91%     to   5.07%
   2004     212,494    9.13    to  9.16      1,942,961   1.55% to 1.70%    1.20%         9.70%     to   9.86%
   2003     129,839    8.32    to  8.33      1,081,845   1.55% to 1.70%    0.72%(5)     30.99%(5)  to  31.16%(5)

SAM Flexible Income Portfolio (Class 2)
   2007     265,234    8.39    to  8.46      2,242,137   1.55% to 1.70%    4.46%         4.07%     to   4.23%
   2006     322,522    8.06    to  8.12      2,617,099   1.55% to 1.70%    3.78%         4.82%     to   4.97%
   2005     290,648    7.69    to  7.74      2,246,873   1.55% to 1.70%    2.80%         1.36%     to   1.51%
   2004     170,203    7.59    to  7.62      1,296,536   1.55% to 1.70%    3.15%         4.45%     to   4.61%
   2003     100,809    7.27    to  7.29        734,464   1.55% to 1.70%    2.32%(5)     11.79%(5)  to  11.94%(5)

SAM Strategic Growth Portfolio (Class 2)
   2007      42,686   12.45    to 12.56        535,497   1.55% to 1.70%    0.93%         7.50%     to   7.67%
   2006      36,290   11.58    to 11.66        422,702   1.55% to 1.70%    0.76%        10.87%     to  11.03%
   2005      33,246   10.44    to 10.50        348,477   1.55% to 1.70%    0.51%         5.66%     to   5.82%
   2004      33,033    9.88    to  9.93        327,597   1.55% to 1.70%    0.61%        10.64%     to  10.81%
   2003      25,846    8.93    to  8.96        231,464   1.55% to 1.70%    0.87%(5)     36.78%(5)  to  36.97%(5)

Short-Term Income Account (Class 2)
   2007       4,211    6.71    to  6.76         28,500   1.55% to 1.70%    4.85%         2.48%     to   2.64%
   2006       9,201    6.55    to  6.59         60,649   1.55% to 1.70%    4.09%         2.48%     to   2.64%
   2005      11,299    6.39    to  6.42         72,564   1.55% to 1.70%    4.40%         0.05%     to   0.20%
   2004      23,867    6.39    to  6.41        152,942   1.55% to 1.70%    3.38%        -0.11%     to   0.04%
   2003       3,358    6.40    to  6.41         21,515   1.55% to 1.70%    0.28%(5)      2.74%(5)  to   2.87%(5)

SmallCap Growth Account (Class 2)
   2007      21,484    6.88    to  6.95        148,801   1.55% to 1.70%    0.00%         2.88%     to   3.04%
   2006      21,949    6.69    to  6.74        147,613   1.55% to 1.70%    0.00%         4.78%     to   4.94%
   2005      11,407    6.38    to  6.42         73,279   1.55% to 1.70%    0.00%        -3.70%     to  -3.55%
   2004       7,371    6.63    to  6.66         49,101   1.55% to 1.70%    0.00%         2.73%     to   2.89%
   2003       3,772    6.45    to  6.47         24,423   1.55% to 1.70%    0.00%(5)     73.79%(5)  to  74.03%(5)

West Coast Equity Account (Class 2)
   2007      76,526   13.01    to 13.13      1,000,412   1.55% to 1.70%    0.47%         6.63%     to   6.79%
   2006      76,311   12.20    to 12.29        934,338   1.55% to 1.70%    0.23%         9.87%     to  10.03%
   2005      22,993   11.10    to 11.17        256,336   1.55% to 1.70%    0.40%         6.47%     to   6.63%
   2004       5,788   10.43    to 10.48         60,560   1.55% to 1.70%    0.12%        10.82%     to  10.99%
   2003       1,354    9.41    to  9.44         12,777   1.55% to 1.70%    0.00%(5)     46.11%(5)  to  46.30%(5)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
Columbia High Yield Fund, Variable Series (Class A)
   2007      14,454   15.77    to 15.99        229,122   1.52% to 1.72%    4.80%         0.11%     to   0.31%
   2006      11,356   15.75    to 15.95        179,520   1.52% to 1.72%    2.78%         4.71%(22) to   9.35%(8)
   2005       6,412   14.40    to 14.50         92,586   1.52% to 1.72%    0.17%         0.41%     to   0.61%
   2004       2,055   14.34    to 14.41         29,576   1.52% to 1.72%   14.18%         9.51%     to   9.73%
   2003          16   13.10    to 13.13            216   1.52% to 1.72%    6.20%(4)      8.30%(4)  to   8.37%(4)

Columbia Marsico Focused Equities Fund, Variable Series (Class A)
   2007      54,249   13.11    to 13.39        723,363   1.52% to 1.77%    0.12%        11.58%     to  11.86%
   2006      37,098   11.87    to 11.97        442,153   1.52% to 1.72%    0.00%         6.42%     to   6.64%(8)(22)
   2005      11,382   11.16    to 11.22        127,409   1.52% to 1.72%    0.00%         8.43%     to   8.65%
   2004       2,732   10.29    to 10.33         28,206   1.52% to 1.72%    0.00%         9.45%     to   9.67%
   2003          22    9.40    to  9.42            214   1.52% to 1.72%    0.00%(4)      6.99%(4)  to   7.06%(4)

Asset Allocation Fund (Class 2)
   2007      91,779               17.49      1,605,242            0.85%    3.25%                        5.65%
   2006      11,970               16.55        198,164            0.85%    3.57%(21)                    5.37%(21)
   2005          --                  --             --              --       --                           --
   2004          --                  --             --              --       --                           --
   2003          --                  --             --              --       --                           --

Global Growth Fund (Class 2)
   2007     651,852   24.33    to 25.46     16,060,278   0.85% to 1.72%    2.76%        12.89%     to  13.88%
   2006     514,583   21.55    to 22.36     11,166,439   0.85% to 1.72%    0.80%         8.37%(21) to  18.38%(8)
   2005     304,618   18.21    to 18.32      5,572,840   1.52% to 1.72%    0.60%        12.13%     to  12.36%
   2004     130,105   16.24    to 16.31      2,121,346   1.52% to 1.72%    0.36%(12)     7.05%(12) to  11.78%
   2003      20,647               14.59        301,244            1.52%    0.32%                       33.25%

Growth Fund (Class 2)
   2007     706,773   22.11    to 23.14     15,810,039   0.85% to 1.72%    0.79%        10.43%     to  11.40%
   2006     604,883   20.02    to 20.77     12,196,400   0.85% to 1.72%    0.98%         3.47%(21) to   8.34%(8)
   2005     349,988   18.48    to 18.60      6,503,605   1.52% to 1.72%    0.80%        14.21%     to  14.44%
   2004     187,980   16.18    to 16.25      3,052,929   1.52% to 1.72%    0.26%        10.59%     to  10.81%
   2003      49,648   14.63    to 14.67        728,191   1.52% to 1.72%    0.18%         7.04%(4)  to  34.76%

Growth-Income Fund (Class 2)
   2007     990,371   18.68    to 19.56     18,755,270   0.85% to 1.72%    1.57%         3.25%     to   4.16%
   2006     829,697   18.09    to 18.78     15,129,375   0.85% to 1.72%    1.81%         8.70%(21) to  13.24%(8)
   2005     551,512   15.98    to 16.09      8,865,765   1.52% to 1.72%    1.49%         4.03%     to   4.24%
   2004     387,380   15.36    to 15.43      5,976,262   1.52% to 1.72%    1.26%(10)     6.11%(10) to   8.71%
   2003      74,372               14.20      1,055,867            1.52%    1.59%                       30.44%

Growth and Income Portfolio (Class VC)
   2007     611,579   13.81    to 14.55      8,560,516   0.85% to 1.77%    1.58%         1.62%     to   2.56%(8)
   2006     338,203   13.59    to 14.19      4,648,757   0.85% to 1.72%    1.46%         7.75%(21) to  15.27%(8)
   2005     234,490   11.79    to 11.91      2,790,474   1.52% to 1.72%    1.18%         1.49%     to   1.69%
   2004     147,215   11.62    to 11.71      1,723,529   1.52% to 1.72%    1.24%(12)     8.60%(12) to  10.96%
   2003      56,637               10.56        597,903            1.52%    1.28%                       29.05%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                         At December 31                             For the Year Ended December 31
          --------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (9)         ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------   ----------   --------------   ----------   ---------------------
Mid Cap Value Portfolio (Class VC)
   2007      15,888               15.51        246,502            0.85%    0.75%                       -0.27%
   2006         244               15.56          3,803            0.85%    0.00%(23)                   11.75%(23)
   2005          --                  --             --              --       --                           --
   2004          --                  --             --              --       --                           --
   2003          --                  --             --              --       --                           --

MTB Large Cap Growth Fund II
   2007       3,341               10.52         35,152            1.52%    0.46%                        5.23%(25)
   2006          --                  --             --              --       --                           --
   2005          --                  --             --              --       --                           --
   2004          --                  --             --              --       --                           --
   2003          --                  --             --              --       --                           --

MTB Large Cap Value Fund II
   2007      17,764                9.70        172,372            1.52%    0.95%                       -2.96%(25)
   2006          --                  --             --              --       --                           --
   2005          --                  --             --              --       --                           --
   2004          --                  --             --              --       --                           --
   2003          --                  --             --              --       --                           --

MTB Managed Allocation Fund - Aggressive Growth II
   2007      15,150               10.43        157,997            1.52%    0.85%                        4.29%(25)
   2006          --                  --             --              --       --                           --
   2005          --                  --             --              --       --                           --
   2004          --                  --             --              --       --                           --
   2003          --                  --             --              --       --                           --

MTB Managed Allocation Fund - Moderate Growth II
   2007       9,653               10.38        100,206            1.52%    3.42%                        3.81%(25)
   2006          --                  --             --              --       --                           --
   2005          --                  --             --              --       --                           --
   2004          --                  --             --              --       --                           --
   2003          --                  --             --              --       --                           --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(4)  For the period from September 3, 2003 (inception) to December 31, 2003.

(5)  For the period from February 11, 2003 (inception) to December 31, 2003.

(6)  For the period from October 1, 2003 (inception) to December 31, 2003.

(7) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(8) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(9) The unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual contract unit fair values are not within the ranges presented.

(10) For the period from January 15, 2004 (inception) to December 31, 2004.

(11) For the period from March 26, 2004 (inception) to December 31, 2004.

(12) For the period from January 22, 2004 (inception) to December 31, 2004.

(13) For the period from April 13, 2004 (inception) to December 31, 2004.

(14) For the period from December 20, 2004 (inception) to December 31, 2004.

(15) For the period from April 8, 2004 (inception) to December 31, 2004.

(16) For the period from November 29, 2004 (inception) to December 31, 2004.

(17) For the period from August 12, 2004 (inception) to December 31, 2004.

(18) For the period from August 31, 2004 (inception) to December 31, 2004.

(19) For the period from April 1, 2004 (inception) to December 31, 2004.

(20) For the period from April 19, 2004 (inception) to December 31, 2004.

(21) For the period from May 1, 2006 (inception) to December 31, 2006.

(22) For the period from September 29, 2006 (inception) to December 31, 2006.

(23) For the period from August 28, 2006 (inception) to December 31, 2006.

(24) For the period from January 29, 2007 (inception) to December 31, 2007.

(25) For the period from February 5, 2007 (inception) to December 31, 2007.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        INDEX TO THE FINANCIAL STATEMENTS

                                                                          Page
                                                                       Number(s)
                                                                       ---------
Report of Independent Registered Public Accounting Firm                       --
Balance Sheet - December 31, 2007 and 2006                                     1
Statement of Income and Comprehensive Income (Loss) - Years Ended
   December 31, 2007, 2006, and 2005                                      2 to 3
Statement of Cash Flows - Years Ended December 31, 2007,
   2006, and 2005                                                         4 to 5
Notes to Financial Statements                                            6 to 27

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income and comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2008

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  BALANCE SHEET
                                  DECEMBER 31,

                                                                            2007         2006
                                                                         ----------   ----------
                                                                              (in thousands)
ASSETS
Investments and cash:
   Cash and short-term investments                                       $  263,789   $  108,236
   Fixed maturities available for sale, at fair value (amortized cost:
      2007, $4,840,599; 2006, $4,392,946)                                 4,681,233    4,371,073
   Mortgage and other loans                                                 463,097      401,855
   Policy loans                                                              26,002       29,359
   Securities lending invested collateral, at fair value (cost: 2007,
      $1,983,262; 2006, $1,176,064)                                       1,846,443    1,176,064
   Other invested assets                                                        515           --
                                                                         ----------   ----------
   Total investments and cash                                             7,281,079    6,086,587
Separate and variable accounts                                              745,865      639,658
Accrued investment income                                                    42,805       41,708
Deferred acquisition costs                                                  309,276      239,287
Other deferred expenses                                                      89,607       61,876
Income taxes currently receivable from Parent                                 5,315       11,528
Deferred tax asset                                                           74,117           --
Other assets                                                                  3,791       14,511
                                                                         ----------   ----------
TOTAL ASSETS                                                             $8,551,855   $7,095,155
                                                                         ==========   ==========
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
   Reserves for fixed annuity and fixed accounts of variable annuity
      contracts                                                          $5,102,069   $4,422,165
   Reserves for universal life insurance contracts                          200,665      210,149
   Securities lending payable                                             2,008,650    1,176,064
   Other liabilities                                                         49,436       55,635
                                                                         ----------   ----------
   Total reserves, payables and accrued liabilities                       7,360,820    5,864,013
Separate and variable accounts                                              745,865      639,658
Deferred income taxes                                                            --       19,818
                                                                         ----------   ----------
Total liabilities                                                         8,106,685    6,523,489
                                                                         ----------   ----------
Shareholder's equity:
   Common stock                                                               3,000        3,000
   Additional paid-in capital                                               393,092      389,629
   Retained earnings                                                        195,485      185,129
   Accumulated other comprehensive loss                                    (146,407)      (6,092)
                                                                         ----------   ----------
Total shareholder's equity                                                  445,170      571,666
                                                                         ----------   ----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                               $8,551,855   $7,095,155
                                                                         ==========   ==========

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
               STATEMENT OF INCOME AND COMPREHENSIVE INCOME (LOSS)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                   2007       2006       2005
                                                                 --------   --------   --------
                                                                         (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees                               $ 15,649   $ 12,299   $ 10,140
      Universal life insurance policy fees, net of reinsurance      5,196      4,531      5,376
      Surrender charges                                             8,313      7,240      4,461
                                                                 --------   --------   --------
   Total fee income                                                29,158     24,070     19,977
   Premiums on reinsurance contract                                    --     79,792     83,223
   Net investment income                                          300,892    249,524    199,887
   Net realized investment loss                                   (90,985)   (18,426)   (11,948)
                                                                 --------   --------   --------
Total revenues                                                    239,065    334,960    291,139
                                                                 --------   --------   --------
BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity and fixed accounts of variable
         annuity contracts                                        162,141    130,362    103,788
      Universal life insurance contracts                            9,631     10,143     10,529
                                                                 --------   --------   --------
   Total interest expense                                         171,772    140,505    114,317
   Amortization of bonus interest                                   7,626      6,098      3,690
   Amortization of deferred acquisition costs                      26,609     37,178     30,939
   Claims on universal life insurance contracts, net of
      reinsurance recoveries                                        2,330      3,225      3,277
   Claims on reinsurance contract                                      --     25,786     29,078
   Guaranteed benefits                                               (407)       491        553
   General and administrative expenses                             13,522     11,321      8,416
   Annual commissions                                               1,904      1,325      1,330
   Commissions on reinsurance contract                                 --     36,844     38,332
                                                                 --------   --------   --------
Total benefits and expenses                                       223,356    262,773    229,932
                                                                 --------   --------   --------
PRETAX INCOME                                                      15,709     72,187     61,207
Income tax expense                                                  5,353     22,254     18,000
                                                                 --------   --------   --------
NET INCOME                                                       $ 10,356   $ 49,933   $ 43,207
                                                                 --------   --------   --------

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
         STATEMENT OF INCOME AND COMPREHENSIVE INCOME (LOSS) (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          2007       2006      2005
                                                                       ---------   -------   --------
                                                                               (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Unrealized depreciation of investments, less related amortization of deferred acquisition costs and other deferred expenses, net of
   reclassification adjustments                                        $(232,484)  $  (365)  $(42,859)
Deferred income tax benefit on above changes                              92,169       128     15,001
                                                                       ---------   -------   --------
OTHER COMPREHENSIVE LOSS                                                (140,315)     (237)   (27,858)
                                                                       ---------   -------   --------
COMPREHENSIVE INCOME (LOSS)                                            $(129,959)  $49,696   $ 15,349
                                                                       =========   =======   ========

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             2007          2006          2005
                                                                         -----------   -----------   -----------
                                                                                      (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                               $    10,356   $    49,933   $    43,207
Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to:
      Fixed annuity contracts                                                162,141       130,362       103,788
      Universal life insurance contracts                                       9,631        10,143        10,529
   Net realized investment loss                                               90,985        18,426        11,948
   Amortization of net premium on investments                                  2,196         4,340         4,570
   Amortization of deferred acquisition costs and other deferred
      expenses                                                                34,235        43,276        34,629
   Acquisition costs deferred                                                (65,063)      (62,844)      (59,733)
   Provision for deferred income taxes                                        (1,766)        4,275         5,580
   Change in:
      Accrued investment income                                               (1,097)       (5,715)       (3,507)
      Income taxes currently payable to/receivable from Parent                 6,213        (8,971)       (5,097)
      Other assets                                                             9,059        (2,433)         (252)
      Other liabilities                                                       (8,191)       10,153           736
   Other, net                                                                 (3,233)        2,814        (4,912)
                                                                         -----------   -----------   -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                    245,466       193,759       141,486
                                                                         -----------   -----------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Fixed maturities                                                       (1,307,103)   (1,834,374)   (2,148,470)
   Mortgage and other loans                                                 (102,474)      (82,889)     (156,481)
   Other investments, excluding short-term investments                          (525)           --            --
Sales of:
   Fixed maturities                                                          521,645       770,995     1,201,469
   Equity securities                                                              --           697           425
Redemptions and maturities of:
   Fixed maturities                                                          255,340       251,628       252,644
   Mortgage and other loans                                                   56,927        40,572        74,058
   Other investments, excluding short-term investments                         3,365           234         1,001
Increase in securities lending invested collateral                          (835,987)     (313,664)     (344,756)
                                                                         -----------   -----------   -----------
NET CASH USED IN INVESTING ACTIVITIES                                    $(1,408,812)  $(1,166,801)  $(1,120,110)
                                                                         -----------   -----------   -----------

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              2007         2006         2005
                                                                           ----------   ----------   ----------
                                                                                      (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity contracts                                                 $1,048,650   $1,051,843   $  964,929
   Universal life insurance contracts                                           7,382        7,476        9,017
Net exchanges from the fixed accounts of variable annuity contracts           (42,073)     (32,885)     (20,263)
Withdrawal payments on:
   Fixed annuity contracts                                                   (395,292)    (330,177)    (212,748)
   Universal life insurance contracts                                          (9,502)      (7,181)      (9,187)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity contracts                                                   (112,330)     (84,107)     (54,108)
   Universal life insurance contracts                                         (13,929)     (20,893)     (15,092)
Increase in securities lending payable                                        832,586      313,664      344,756
Capital contributions                                                           3,407      130,000           --
                                                                           ----------   ----------   ----------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                   1,318,899    1,027,740    1,007,304
                                                                           ----------   ----------   ----------
NET INCREASE IN CASH AND SHORT-TERM
   INVESTMENTS                                                                155,553       54,698       28,680
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF
   PERIOD                                                                     108,236       53,538       24,858
                                                                           ----------   ----------   ----------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD                           $  263,789   $  108,236   $   53,538
                                                                           ==========   ==========   ==========
SUPPLEMENTAL CASH FLOW INFORMATION:
   Net income taxes paid to Parent                                         $      906   $   26,950   $   17,517
                                                                           ==========   ==========   ==========
   Non-cash activity:
      Bonus interest and other deferrals credited to reserve for annuity
         contracts                                                         $   25,064   $   30,658   $   18,165
                                                                           ==========   ==========   ==========

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2007, 2006 AND 2005

1.   NATURE OF OPERATIONS AND ORGANIZATION

     First SunAmerica Life Insurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance and life insurance and retirement services, financial services and asset management.

     The Company is a New York-domiciled life insurance company principally engaged in the business of writing annuity contracts directed to the market for tax-deferred, long-term savings products. Other than its contract to reinsure credit life and health insurance policies discussed in Note 8, the majority of the Company's revenues are derived from customers in the State of New York. Products are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. Four financial institutions represented approximately 18%, 12%, 11% and 10% of deposits in the year ended December 31, 2007. Four financial institutions represented approximately 16%, 12%, 11% and 11% of deposits in the year ended December 31, 2006. No other independent selling organization was responsible for more than 10% of deposits for any such periods.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

     During the second half of 2007, disruption in the global credit markets, coupled with the repricing of credit risk, and the U.S. housing market deterioration, particularly in the fourth quarter, created increasingly difficult conditions in the financial markets. These conditions have resulted in greater volatility, less liquidity, widening of credit spreads and a lack of price transparency in certain markets and have made it more difficult to value certain of the Company's invested assets and the obligations and collateral relating to certain financial instruments issued or held by the Company.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ, possibly materially, from those estimates. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

     CASH AND SHORT-TERM INVESTMENTS: Cash and short-term investments consist of cash on hand and non-interest bearing demand deposits, interest-bearing cash equivalents, time deposits, and investments with original maturities within one year from the date of purchase, such as commercial paper.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     INVESTMENTS IN FIXED MATURITIES: Fixed maturities available for sale consist of bonds, notes and redeemable preferred stocks and are carried at fair value. Premiums and discounts arising from the purchase of fixed maturities available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Unrealized gains or losses from available for sale investments in fixed maturities are reported as a separate component of accumulated other comprehensive loss, net of deferred acquisition costs, other deferred expenses and income tax, in shareholder's equity. Investments in fixed maturities are recorded on a trade-date basis.

     The Company evaluates its investments for other-than-temporary impairment. The determination that a security has incurred an other-than-temporary impairment in value and the amount of any loss recognized requires the judgment of the Company's management and a continual review of its investments. A security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

          - Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

          - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          - The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

     The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the recovery period would be temporary. At each balance sheet date, the Company evaluates its securities holdings with unrealized losses. When the Company does not intend to hold such securities until they have recovered their cost basis, based on the circumstances at the date of evaluation, the Company records the unrealized loss in income. If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed. In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturities, which is not credit or foreign exchange related, the Company generally accretes the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

     MORTGAGE AND OTHER LOANS: Mortgage and other loans include mortgage loans on real estate and collateral, commercial and guaranteed loans. All such loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount and premium. Interest income on such loans is accrued as earned. Impairment of mortgage loans on real estate and collateral and commercial loans is based on certain risk factors and when collection of all amounts due under the contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received. The Company did not record a credit allowance for mortgage and other loans as of December 31, 2007 and 2006.

     POLICY LOANS: Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through an agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The affiliated lending agent receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that the collateral received is maintained at a minimum of 102% of the value of the loaned securities (105% for cross-currency loans). The collateral is held in a custodial account for the beneficial interest of the Company and other affiliated lenders, and is not available for the general use of the Company. The collateral is reinvested in short-term investments and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities are carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities. Unrealized gains and losses on these collateral investments are reflected within accumulated other comprehensive income (loss), net of deferred acquisition costs, other deferred expenses and income tax in shareholder's equity. Securities lending collateral investments are subject to review for other-than-temporary impairment in a manner consistent with other available-for-sale fixed maturity securities. The Company's allocated portion of income earned on the collateral investments, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, is recorded as net investment income in the statement of income and comprehensive income
     (loss). The Company's allocated portion of any realized investment gains or losses on the collateral investments is recorded in the statement of income and comprehensive income (loss).

     The fair values of the securities pledged under the securities lending agreement were $1,965,871,000 and $1,149,653,000 as of December 31, 2007
     and 2006, respectively, and are included in fixed maturities available for sale in the balance sheet.

     DERIVATIVE FINANCIAL INSTRUMENTS: The Company issues certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"), the GMAV and GMWB are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The fair value of the GMAV and GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMAV and GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The GMAV and GMWB are reported in other assets or other liabilities in the accompanying balance sheet. The changes in fair value of the Company's derivative instruments are reported in net realized investment loss in the accompanying statement of income and comprehensive income (loss).

     GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of the deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs represent those costs, including commissions and other underwriting expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to universal life and investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts in accordance with FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"). Estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. If estimated gross profits change significantly, DAC is recalculated using the new assumptions. Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

     The DAC for investment-type products is also adjusted with respect to estimated gross profits as a result of changes in the net unrealized gains or losses on fixed maturities available for sale. Because fixed maturities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturities available for sale that is credited or charged directly to accumulated other comprehensive loss.

     OTHER DEFERRED EXPENSES: The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holder are primarily recognized as part of the liability for separate and variable accounts in the balance sheet. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus payments must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the company credits on similar contracts without these bonus payments, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

     SEPARATE AND VARIABLE ACCOUNTS: The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as separate and variable account assets with an equivalent summary total reported as separate and variable account liabilities when the separate account qualifies for separate account treatment under American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Amounts assessed against the contract holders for mortality, administrative, and other services and features are included in variable annuity policy fees in the statement of income and comprehensive income (loss).

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     RESERVES FOR FIXED ANNUITY AND UNIVERSAL LIFE INSURANCE CONTRACTS: Reserves for fixed annuity and universal life insurance contracts are accounted for in accordance with FAS 97 and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on non-traditional life and annuity insurance products are not reflected as revenues in the Company's statement of income and comprehensive income (loss), as they are recorded directly to contract holder liabilities upon receipt.

     RESERVES FOR GUARANTEED BENEFITS: The Company follows SOP 03-1, which requires recognition of a liability for guaranteed minimum death benefits ("GMDB") related to variable annuity and variable life contracts as well as certain disclosures for these products. This liability is included in other liabilities on the balance sheet.

     The Company reports variable annuity contracts through separate and variable accounts, or general accounts when not qualified for separate account reporting, when the Company contractually guarantees to the contract holder either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in minor instances, no minimum returns) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

     The Company offers GMDB options that guarantee to contract holders, that upon death, the contract holder's beneficiary will receive the greater of
     (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by contract owner. The Company bears the risk that death claims following a decline in the debt and equity markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

     NET INVESTMENT INCOME: Net investment income represents income primarily from the following sources in the Company's operations:

          - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

          - Dividend income and distributions from other investments when receivable.

     NET REALIZED INVESTMENT GAINS AND LOSSES: Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

          - Sales of fixed maturities, equity securities, securities lending invested collateral and other types of investments.

          - Reductions to the cost basis of fixed maturities, equity securities, securities lending invested collateral and other invested assets for other-than-temporary impairments.

          -    Changes in fair value of GMAV and GMWB embedded derivatives.

     FEE INCOME: Fee income includes variable annuity policy fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     INCOME TAXES: The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Income taxes have been calculated as if the Company filed a separate return. Additionally, the Company participates with its affiliates in the filing of certain combined state income tax returns and files separate state income tax returns in the state of New York. Deferred tax assets and liabilities are recorded for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements. The Company assesses its ability to realize deferred tax assets primarily based on the earnings history, the future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the legal entity when recognizing deferred tax assets in accordance with FAS No. 109, "Accounting for Income Taxes" ("FAS 109"). See Note 11 herein for a further discussion of income taxes.

     RECENT ACCOUNTING STANDARDS:

     ACCOUNTING CHANGES: In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for internal replacements of insurance and investment contracts other than those specifically described in FAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. The Company's adoption of SOP 05-1 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company's adoption of FIN 48 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS: In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted FAS 157 on January 1, 2008, its required effective date. The adoption of FAS 157 resulted in a decrease in net income of approximately $2,000,000 in the first quarter of 2008 primarily due to the inclusion of explicit risk margins, where appropriate.

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis of accounting for eligible items existing at the adoption date and at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. As of January 1, 2008 the Company did not choose to elect the fair value option for any of its financial assets or liabilities.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS

     The cost or amortized cost and estimated fair value of fixed maturities and securities lending invested collateral by major category are as follows:

                                           Cost or       Gross        Gross
                                          Amortized   Unrealized   Unrealized    Estimated
                                            Cost         Gains       Losses     Fair Value
                                         ----------   ----------   ----------   ----------
                                                           (in thousands)
AT DECEMBER 31, 2007:
U.S. government securities               $   17,079    $   765     $      --    $   17,844
Mortgage-backed securities                1,643,967      7,754       (88,945)    1,562,776
Securities of public utilities              136,358      1,839          (935)      137,262
Corporate bonds and notes                 2,580,972     13,768       (71,266)    2,523,474
Other debt securities                       462,223      2,216       (24,562)      439,877
                                         ----------    -------     ---------    ----------
   Total fixed maturities                 4,840,599     26,342      (185,708)    4,681,233
Securities lending invested collateral    1,983,262         --      (136,819)    1,846,443
                                         ----------    -------     ---------    ----------
   Total                                 $6,823,861    $26,342     $(322,527)   $6,527,676
                                         ==========    =======     =========    ==========

                                           Cost or       Gross        Gross
                                          Amortized   Unrealized   Unrealized    Estimated
                                            Cost         Gains       Losses     Fair Value
                                         ----------   ----------   ----------   ----------
                                                           (in thousands)
AT DECEMBER 31, 2006:
U.S. government securities               $   16,946    $    97      $    (40)   $   17,003
Mortgage-backed securities                1,616,278     13,902       (19,614)    1,610,566
Securities of public utilities              139,145      1,718        (1,217)      139,646
Corporate bonds and notes                 2,182,440     12,399       (28,362)    2,166,477
Other debt securities                       438,137      2,253        (3,009)      437,381
                                         ----------    -------      --------    ----------
   Total fixed maturities                 4,392,946     30,369       (52,242)    4,371,073
Securities lending invested collateral    1,176,064         --            --     1,176,064
                                         ----------    -------      --------    ----------
   Total                                 $5,569,010    $30,369      $(52,242)   $5,547,137
                                         ==========    =======      ========    ==========

     At December 31, 2007, fixed maturities included $138,490,000 of securities not rated investment grade. These non-investment-grade securities are comprised of bonds and redeemable preferred stock spanning 13 industries with 29%, 15% and 14% concentrated in consumer non-cyclical products, communications and consumer cyclical products, respectively. No other industry concentration constituted more than 10% of these assets.

     At December 31, 2007, mortgage loans were collateralized by properties located in 28 states, with loans totaling approximately 22% and 11% of the aggregate carrying value of the portfolio secured by properties located in California and Florida, respectively. No more than 10% of the portfolio was secured by properties located in any other single state.

     At December 31, 2007, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $999,000.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued):

     At December 31, 2007, $672,000 of fixed maturities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

     The following table presents the cost or amortized cost and estimated fair values of the Company's available for sale fixed maturities and securities lending invested collateral at December 31, 2007, by contractual maturity. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                             Cost or      Estimated Fair
                                         Amortized Cost        Value
                                         --------------   --------------
                                                  (in thousands)
AT DECEMBER 31, 2007:
Due in one year or less                    $  300,473       $  300,158
Due after one year through five years       1,097,496        1,083,918
Due after five years through ten years      1,233,306        1,203,547
Due after ten years                           565,357          530,834
Mortgage-backed securities                  1,643,967        1,562,776
                                           ----------       ----------
   Total fixed maturities                   4,840,599        4,681,233
Securities lending invested collateral      1,983,262        1,846,443
                                           ----------       ----------
   Total                                   $6,823,861       $6,527,676
                                           ==========       ==========

     The following tables summarize the Company's fair value and gross unrealized losses on the Company's available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2007 and 2006 (dollars in thousands):

                                    Less than 12 Months                12 Months or More                       Total
                              -------------------------------   -------------------------------   -------------------------------
                                           Unrealized                        Unrealized                        Unrealized
                              Fair Value      Loss      Items   Fair Value      Loss      Items   Fair Value      Loss      Items
                              ----------   ----------   -----   ----------   ----------   -----   ----------   ----------   -----
December 31, 2007
Mortgage-backed securities    $  592,684    $ 50,267     122    $  514,055     $38,678      89    $1,106,739    $ 88,945     211
Securities of public
   utilities                      20,621         527       6        41,705         408      11        62,326         935      17
Corporate bonds and notes      1,113,774      51,908     182       556,654      19,358     143     1,670,428      71,266     325
Other debt securities            256,183      14,986      30        82,633       9,576      15       338,816      24,562      45
Securities lending invested
   collateral (a)              1,846,443     136,819      --            --          --      --     1,846,443     136,819      --
                              ----------    --------     ---    ----------     -------     ---    ----------    --------     ---
   Total                      $3,829,705    $254,507     340    $1,195,047     $68,020     258    $5,024,752    $322,527     598
                              ==========    ========     ===    ==========     =======     ===    ==========    ========     ===

(a) Represents the Company's allocated portion of AIG's securities lending pool.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued):

                              Less than 12 Months                12 Months or More                       Total
                        -------------------------------   -------------------------------   -------------------------------
                                     Unrealized                        Unrealized                        Unrealized
                        Fair Value      Loss      Items   Fair Value      Loss      Items   Fair Value      Loss      Items
                        ----------   ----------   -----   ----------   ----------   -----   ----------   ----------   -----
December 31, 2007
U.S. government
   securities           $   14,589     $    40       1      $    --      $   --       --    $   14,589     $    40       1
Mortgage-backed
   securities              937,514      19,129     132       26,275         485       25       963,789      19,614     157
Securities of public
   utilities                86,694       1,051      19        3,445         166        4        90,139       1,217      23
Corporate bonds and
   notes                 1,136,017      26,778     239       50,494       1,584       48     1,186,511      28,362     287
Other debt securities      178,954       3,007      26           79           2        1       179,033       3,009      27
                        ----------     -------     ---      -------      ------      ---    ----------     -------     ---
   Total                $2,353,768     $50,005     417      $80,293      $2,237       78    $2,434,061     $52,242     495
                        ==========     =======     ===      =======      ======      ===    ==========     =======     ===

     The net realized investment loss includes the following:

                                            Years ended December 31,
                                         ------------------------------
                                           2007       2006       2005
                                         --------   --------   --------
                                                 (in thousands)
Fixed maturities                         $ (8,843)  $(14,755)  $ (3,105)
Equity securities                              --         (3)       425
Securities lending invested collateral     (3,407)        --         --
Other-than-temporary impairments          (73,140)    (4,007)    (8,092)
Other investments                          (5,595)       339     (1,176)
                                         --------   --------   --------
Net realized investment loss             $(90,985)  $(18,426)  $(11,948)
                                         ========   ========   ========

     Realized investment gains and losses on the sales of fixed maturities and equity securities are as follows:

                       Years ended December 31,
                     ----------------------------
                       2007      2006       2005
                     -------   --------   -------
                            (in thousands)
FIXED MATURITIES:
   Realized gains    $ 1,200   $  3,302   $ 5,674
   Realized losses    (9,930)   (13,264)   (9,040)
EQUITY SECURITIES:
   Realized gains    $    --   $  1,397   $   425
   Realized losses        --     (1,400)       --

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued):

     The sources and related amounts of net investment income are as follows:

                                              Years Ended December 31,
                                         ---------------------------------
                                            2007        2006        2005
                                         ---------   ---------   ---------
                                                   (in thousands)
Short-term investments                   $  5,473    $  4,436    $  2,394
Fixed maturities                          267,197     220,347     174,234
Mortgage and other loans                   27,267      22,749      19,499
Policy loans                                2,145       2,374       2,497
Securities lending invested collateral      1,387       1,872       2,616
Other invested assets                          (2)         --          --
                                         --------    --------    --------
Total investment income                   303,467     251,778     201,240
Less: investment expenses                  (2,575)     (2,254)     (1,353)
                                         --------    --------    --------
Net investment income                    $300,892    $249,524    $199,887
                                         ========    ========    ========

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     FAS No. 107, "Disclosures about Fair Value of Financial Instruments" ("FAS 107"), requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. FAS 107 excludes certain financial instruments, including those related to insurance contracts. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other than active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

     CASH AND SHORT-TERM INVESTMENTS: The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

     FIXED MATURITIES: The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The Company obtains market price data to value financial instruments whenever such information is available. Market price data generally is obtained from market exchanges or dealer quotations. The types of instruments valued based on market price data consists of U.S. government and agency securities. The Company estimates the fair value of fixed income instruments not traded in active markets by referring to traded securities with similar attributes and using a matrix pricing methodology. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, and other relevant factors. The types of fixed income instruments not traded in active markets include mortgage-backed securities, securities of public utilities and corporate bonds and notes. For fixed income instruments that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

     MORTGAGE AND OTHER LOANS: Mortgage and other loans include mortgage loans on real estate and collateral, commercial and guaranteed loans. Fair value for mortgage loans is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

     POLICY LOANS: The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

     SECURITIES LENDING INVESTED COLLATERAL AND PAYABLE: Securities lending invested collateral consists of short-term investments and fixed maturity securities, primarily floating-rate bonds. The carrying value of short-term investments is considered to be a reasonable estimate of fair value. Securities lending collateral investments in fixed maturities are carried at fair value, which is based principally on independent pricing services, broker quotes and other independent information, consistent with the valuation of other fixed maturities. The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

     OTHER ASSETS/LIABILITIES: Included in other assets or liabilities are the embedded derivatives relating to GMAV and GMWB. Fair value for these embedded derivatives is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations of contract holder behavior.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

     The estimated fair values of the Company's financial instruments at December 31, 2007 and 2006 compared with their respective carrying values are as follows:

                                            Carrying Value   Fair Value
                                            --------------   ----------
                                                   (in thousands)
AT DECEMBER 31, 2007:

ASSETS:
   Cash and short-term investments            $  263,789     $  263,789
   Fixed maturities                            4,681,233      4,681,233
   Mortgage and other loans                      463,097        464,135
   Policy loans                                   26,002         26,002
   Securities lending invested collateral      1,846,443      1,846,443

LIABILITIES:
   Reserves for fixed annuity contracts       $5,102,069     $4,850,052
   Securities lending payable                  2,008,650      2,008,650
   Other liabilities                               3,290          3,290

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                             Carrying
                                               Value     Fair Value
                                            ----------   ----------
                                                 (in thousands)
AT DECEMBER 31, 2006:

ASSETS:
   Cash and short-term investments          $  108,236   $  108,236
   Fixed maturities                          4,371,073    4,371,073
   Mortgage and other loans                    401,855      400,239
   Policy loans                                 29,359       29,359
   Securities lending invested collateral    1,176,064    1,176,064
   Other assets                                  1,098        1,098

LIABILITIES:
   Reserves for fixed annuity contracts     $4,422,165   $4,390,997
   Securities lending payable                1,176,064    1,176,064

5.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                                     Years
                                               Ended December 31,
                                              -------------------
                                                2007       2006
                                              --------   --------
                                                 (in thousands)
Balance at beginning of year                  $239,287   $210,553
Acquisition costs deferred                      65,063     62,844
Effect of net unrealized loss on securities     31,535      3,068
Amortization charged to income                 (26,609)   (37,178)
                                              --------   --------
Balance at end of year                        $309,276   $239,287
                                              ========   ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

6.   OTHER DEFERRED EXPENSES

     The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products. The following table summarizes the activity in these deferred expenses:

                                                 Years Ended
                                                 December 31,
                                              -----------------
                                                2007     2006
                                              -------   -------
                                                (in thousands)
Balance at beginning of year                  $61,876   $36,584
Expenses deferred                              25,064    30,658
Effect of net unrealized loss on securities    10,293       732
Amortization charged to income                 (7,626)   (6,098)
                                              -------   -------
Balance at end of year                        $89,607   $61,876
                                              =======   =======

7.   GUARANTEED BENEFITS

     Details concerning the Company's guaranteed benefit exposures are as follows:

                                                                               Highest Specified
                                                                              Anniversary Account
                                                                   Return         Value Minus
                                                                   of Net       Withdrawals Post
                                                                  Deposits        Anniversary
                                                                -----------   -------------------
                                                                      (dollars in thousands)
AT DECEMBER 31, 2007

In the event of death (GMDB):
   Account value                                                $   179,211        $   733,495
   Net amount at risk (a)                                               643             19,414
   Average attained age of contract holders                              65                 63
   Range of guaranteed minimum return rates                               0%                 0%

Accumulation at specified date (GMAV):
   Account value                                                $    80,034
   Net amount at risk (b)                                               203
   Weighted average period remaining until guaranteed payment     7.9 Years

Accumulation at specified date (GMWB):
   Account value                                                $   219,581
   Net amount at risk (c)                                             1,853
   Weighted average period remaining until guaranteed payment    19.9 Years

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.  GUARANTEED BENEFITS (Continued)

                                                                                Highest Specified
                                                                               Anniversary Account
                                                                   Return          Value Minus
                                                                   of Net        Withdrawals Post
                                                                  Deposits         Anniversary
                                                                ------------   -------------------
                                                                      (dollars in thousands)
AT DECEMBER 31, 2006

In the event of death (GMDB):
   Account value                                                $   161,169         $   690,095
   Net amount at risk (a)                                               186              24,582
   Average attained age of contract holders                              65                  62
   Range of guaranteed minimum return rates                               0%                  0%

Accumulation at specified date (GMAV):
   Account value                                                $    66,687
   Net amount at risk (b)                                                 5
   Weighted average period remaining until guaranteed payment     8.6 Years

Accumulation at specified date (GMWB):
   Account value                                                $   107,959
   Net amount at risk (c)                                                29
   Weighted average period remaining until guaranteed payment    20.1 Years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders died at the same balance sheet date.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $3,549,000 and $4,057,000 as of December 31, 2007 and 2006, respectively and is payable no sooner than 10 years from the end of the waiting period.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     The following summarizes the reserves for guaranteed benefits on variable contracts reflected in the general account:

                                    Years Ended
                                    December 31,
                                  ---------------
                                   2007     2006
                                  ------   ------
                                   (in thousands)
Balance at beginning of year      $2,100   $1,982
   Guaranteed benefits incurred     (407)     491
   Guaranteed benefits paid         (119)    (373)
                                  ------   ------
Balance at end of year            $1,574   $2,100
                                  ======   ======

     The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2007 and 2006:

     - Data used was 50 and 5000 stochastically generated investment performance scenarios as of 2007 and 2006, respectively.

     -    Mean investment performance assumption was 10%.

     -    Volatility assumption was 16%.

     - Mortality was assumed to be 50% Male and 80% Female of the 1994 Variable Annuity MGDB table for 2007 and 64% of the 75-80 ALB table for 2006.

     - Lapse rates vary by contract type and duration and range from 0% to 40%.

     -    The discount rate was approximately 8%.

8.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     The Company has a reinsurance treaty that limits its universal life risk on any one insured life to $100,000. Universal life insurance fees are presented net of reinsurance premiums of $6,348,000, $7,518,000 and $7,423,000 in 2007, 2006 and 2005, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $3,798,000, $12,163,000 and $6,303,000 in 2007, 2006 and 2005,
     respectively.

     On November 1, 2004, the Company entered a contract to reinsure credit life and health insurance policies. The Company received a share of premium for the reinsured policies and indemnified the reinsured for a proportionate share of these liabilities while the reinsured retained the assets and corresponding reserve liabilities. The contract was considered modified coinsurance and as such the reinsurance claims payable is offset against reinsurance premiums receivable and included in other assets on the balance sheet. The treaty was for one year with the option to renew annually. The Company allowed the contract to expire on October 31, 2006. The pretax income from the contract was $17,572,000 and $16,283,000 in 2006 and 2005, respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

9.   COMMITMENTS AND CONTINGENT LIABILITIES

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

     In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company received permanent permission from the SEC in September 2007.

     Various lawsuits against the Company have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2007 and 2006, 300 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                        Years ended December 31,
                                                    -------------------------------
                                                       2007       2006       2005
                                                    ---------   --------   --------
                                                             (in thousands)
ADDITIONAL PAID-IN CAPITAL:
   Beginning balances                               $ 389,629   $259,625   $259,428
   Capital contributions by Parent                      3,463    130,004        197
                                                    ---------   --------   --------
   Ending balances                                  $ 393,092   $389,629   $259,625
                                                    =========   ========   ========
RETAINED EARNINGS:
   Beginning balances                               $ 185,129   $135,196   $ 92,082
   Net income                                          10,356     49,933     43,207
   Adjustment for SICO compensation (See Note 12)          --         --        (93)
                                                    ---------   --------   --------
   Ending balances                                  $ 195,485   $185,129   $135,196
                                                    =========   ========   ========
ACCUMULATED OTHER COMPREHENSIVE LOSS:
   Beginning balances                               $  (6,092)  $ (5,855)  $ 22,003
   Unrealized depreciation of investments, net of
      reclassification adjustments (a)               (274,312)    (4,165)   (69,859)
   Effect on deferred acquisition costs and
      other deferred expenses                          41,828      3,800     27,000
   Income tax benefit                                  92,169        128     15,001
                                                    ---------   --------   --------
   Ending balances                                  $(146,407)  $ (6,092)  $ (5,855)
                                                    =========   ========   ========

(a) Includes reclassification adjustments for realized losses included in net income of $82,421,000, $17,635,000 and $13,146,000 in 2007, 2006 and 2005,
     respectively.

     Capital contributions in 2007 included $3,407,000 of funds deposited by AIG in the securities lending collateral account to offset pretax realized losses incurred by the Company from the sale of certain securities lending collateral investments.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY (Continued)

     Gross unrealized gains (losses) on fixed maturities and securities lending invested collateral included in accumulated other comprehensive loss are as follows:

                                                December 31,   December 31,
                                                    2007           2006
                                                ------------   ------------
                                                       (in thousands)
Gross unrealized gains                           $  26,342       $ 30,369
Gross unrealized losses                           (322,527)       (52,242)
Adjustment to DAC and other deferred expenses       54,328         12,500
Deferred income taxes                               95,450          3,281
                                                 ---------       --------
Accumulated other comprehensive loss             $(146,407)      $ (6,092)
                                                 =========       ========

     Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Superintendent of Insurance is limited to the lesser of the Company's net gain from operations of the preceding year's statutory annual statement, excluding realized capital gains, or 10% of preceding year's statutory surplus. Dividends of $50,090,000 can be paid to the shareholder during 2008 without prior approval of the New York Superintendent of Insurance.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income (loss) for the years ended December 31, 2007, 2006 and 2005 was approximately $(7,137,000),
     $18,487,000 and $10,979,000, respectively. The Company's statutory capital and surplus totaled approximately $503,904,000, $396,981,000 and $268,572,000 at December 31, 2007, 2006 and 2005, respectively.

11.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                             Years ended December 31,
                           ---------------------------
                             2007      2006      2005
                           -------   -------   -------
                                  (in thousands)
Current                    $ 7,119   $17,979   $12,420
Deferred                    (1,766)    4,275     5,580
                           -------   -------   -------
Total income tax expense   $ 5,353   $22,254   $18,000
                           =======   =======   =======

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (continued)

     The U.S. federal income tax rate is 35% for 2007, 2006 and 2005. Actual tax expense on income differs from the "expected" amount computed by applying the federal income tax rate because of the following:

                                                   Years ended December 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (in thousands)
U.S federal income tax at statutory rate         $ 5,498   $25,265   $21,422
Adjustments:
   State income taxes (net of federal benefit)     1,999        --    (1,898)
   Dividends received deduction                     (622)     (761)     (501)
   Other, net                                     (1,522)   (2,250)   (1,023)
                                                 -------   -------   -------
   Total income tax expense                      $ 5,353   $22,254   $18,000
                                                 =======   =======   =======

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax asset (liability) are as follows:

                                            Years Ended December 31,
                                            ------------------------
                                                 2007       2006
                                               --------   --------
                                                  (in thousands)
DEFERRED TAX ASSETS:
   Investments                                 $ 26,899   $  3,355
   Contract holder reserves                      50,319     48,439
   Net unrealized loss on debt and equity
      securities available for sale              95,450      3,281
   Other assets                                   3,899      5,113
                                               --------   --------
   Total deferred tax assets                    176,567     60,188
                                               --------   --------
DEFERRED TAX LIABILITIES:
   Deferred acquisition costs and other
      deferred expenses                          98,890     80,006
   State deferred tax liabilities                 3,560         --
                                               --------   --------
   Total deferred tax liabilities               102,450     80,006
                                               --------   --------
   Net deferred tax asset (liability)          $ 74,117   $(19,818)
                                               ========   ========

     The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (continued)

     In December 2007, AIGRS reached a settlement with the IRS in the United States Tax Court for tax years ended in September 30, 1993 and September 30, 1994. The terms of the settlement will be incorporated into the IRS examinations for tax years of AIGRS from September 30, 1995 through September 30, 1998, and for the Parent for tax year December 31, 1999. The statute of limitations for the years 1997 through 1999 expires on March 31, 2008. In January 2008, the Parent signed a settlement agreement with the IRS for examination of tax years 2000 through 2002.

     The tax years that remain subject to examination in the United States tax jurisdiction are 1997 to 1999 and 2003 to 2006. The Company has recorded a receivable related to known taxing authority examination adjustments. The amount accrued as of December 31, 2007 and 2006, excluding interest, totaled $2,069,000.

     The Company continually evaluates adjustments proposed by taxing authorities. At December 31, 2007, there are no proposed adjustments that would result in a material change to the Company's financial position over the next twelve months.

     At January 1 and December 31, 2007, the Company had no unrecognized tax benefits.

     Interest and penalties, if any, related to taxing authority examinations and unrecognized tax benefits are recognized as a component of income tax expense. At January 1 and December 31, 2007, the Company had a payable of $920,000 and a receivable of $596,000, respectively, related to interest (net of federal tax). For the year ended December 31, 2007, the Company had recognized a benefit of $1,516,000 of interest (net of federal tax).

12.  RELATED-PARTY MATTERS

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company and affiliates by SICO and allocated to the Company, with an offsetting entry to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  RELATED-PARTY MATTERS (Continued)

     As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the balance sheet of $93,000, with a corresponding increase in additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $56,000, $4,000 and $104,000 for 2007, 2006 and 2005,
     respectively, and is included in general and administrative expenses in the statement of income and comprehensive income. Additionally, a corresponding increase to additional paid-in capital was recorded in each year.

     On January 20, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $15,000,000 from the Parent and vice versa. Any advances made under this agreement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2007 and 2006.

     On February 15, 2004, the Company entered into a short-term financing arrangement with an affiliate, AIG SunAmerica Life Assurance Company ("AIG SALAC") whereby the Company has the right to borrow up to $15,000,000 from AIG SALAC and vice versa. Any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2007 and 2006.

     On February 15, 2004, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII") whereby the Company has the right to borrow up to $15,000,000 from SAII and vice versa. Any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2007 and 2006.

     In 2007, the Company paid commissions to seven affiliated broker-dealers. Commissions paid to these broker-dealers totaled $1,641,000, $1,546,000 and $1,042,000 in 2007, 2006 and 2005, respectively. These affiliated broker-dealers represented approximately 2%, 1% and 1% of premiums in 2007, 2006 and 2005, respectively.

     Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services were $12,729,000, $9,137,000 and $7,597,000 in 2007, 2006 and 2005,
     respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $2,376,000, $1,915,000 and $2,070,000 in 2007, 2006 and 2005, respectively, and is deferred and amortized as part of DAC. The other components of these costs are included in general and administrative expenses in the statement of income and comprehensive income (loss).

     An affiliate of the Company is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were approximately $2,352,000, $1,922,000 and $1,638,000 in 2007, 2006 and
     2005, respectively. Additionally, costs charged to the Company for marketing such policies amounted to $3,233,000, $3,305,000 and $3,409,000 for the years ended December 31, 2007, 2006 and 2005, respectively, and are deferred and amortized as part of DAC. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  RELATED-PARTY MATTERS (Continued)

     Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $3,173,000, $2,613,000 and $2,241,000 in 2007, 2006 and 2005, respectively.

     The Company incurred $1,375,000, $1,494,000 and $1,039,000 of management fee expense to an affiliate of the Company to administer its securities lending program during the years ended December 31, 2007, 2006 and 2005, respectively.

     On February 1, 2004, the Company entered into an administrative services agreement with its affiliate AIG SunAmerica Asset Management Corp. ("SAAMCo"), whereby SAAMCo will pay to the Company a fee based on a percentage on all assets invested through the Company's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for the Company's variable annuity products. Amounts earned by the Company under this agreement totaled $2,315,000, $1,983,000 and $1,790,000 in 2007, 2006 and 2005, respectively, and are included in variable annuity policy fees in the statement of income and comprehensive income (loss).

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a contract holders' surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

     The Company's insurance policy obligations for individual and group contracts issued prior to January 31, 2008, at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public. As of January 31, 2008, at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that the contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

13.  SUBSEQUENT EVENT

     In February 2008, the Company received a cash capital contribution of $100,000,000 from the Parent.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of FS Variable Separate Account are included herein to this Registration Statement:


     -   Report of Independent Registered Public Accounting Firm


     -   Statement of Assets and Liabilities as of December 31, 2007



     -   Schedule of Portfolio Investments as of December 31, 2007



     -   Statement of Operations for the year ended December 31, 2007



     - Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006


     -   Notes to Financial Statements

The following financial statements of First SunAmerica Life Insurance Company are included herein:

     -   Report of Independent Registered Public Accounting Firm


     -   Balance Sheet as of December 31, 2007 and 2006



     - Statement of Income and Comprehensive Income for the years ended December 31, 2007, 2006 and 2005



     - Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005


     -   Notes to Financial Statements


(b) Exhibits



(1)   Resolution Establishing Separate Account.........................   1
(2)   Custody Agreements...............................................   Not Applicable
(3)   (a)  Form of Distribution Agreement..............................   1
                                                                          1
      (b)  Form of Selling Agreement...................................
(4)   Variable Annuity Contract
                                                                          4
      (a)  Individual Variable Annuity Contract........................
                                                                          4
      (b)  Death Benefit Endorsement for Contracts Issued before May 1,
           2007........................................................
                                                                          6
      (c)  Death Benefit Endorsement for Contracts Issued May 1, 2007
           and after...................................................
                                                                          4
      (d)  Letter of Intent Endorsement................................
                                                                          4
      (e)  Rights of Accumulation Endorsement..........................
                                                                          4
      (f)  Guaranteed Minimum Withdrawal Benefit Endorsement...........
                                                                          5
      (g)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement (GMWB for Life)...............
                                                                          8
      (h)  Form of Optional Guaranteed Minimum Withdrawal Benefit
           Endorsement (GMWB with Income Credit for Single Life).......
                                                                          8
      (i)  Form of Optional Guaranteed Minimum Withdrawal Benefit
           Endorsement (GMWB with Income Credit for Two Lives).........
                                                                          Filed Herewith
      (j)  Form of Optional Guaranteed Living Benefit Endorsement......
(5)   (a)  Form of Application for Contract............................   4
(6)   Corporate Documents of Depositor
                                                                          1
      (a)  Certificate of Incorporation................................
                                                                          1
      (b)  By-Laws.....................................................
(7)   Reinsurance Contract.............................................   Not Applicable
(8)   Material Contracts
                                                                          2
      (a)  Form of American Funds Insurance Series Fund Participation
           Agreement...................................................
                                                                          1
      (b)  Form of Anchor Series Trust Fund Participation Agreement....
                                                                          2
      (c)  Form of Lord Abbett Series Fund Fund Participation
           Agreement...................................................
                                                                          1
      (d)  Form of SunAmerica Series Trust Fund Participation
           Agreement...................................................
                                                                          2
      (e)  Form of VanKampen Trust Fund Participation Agreement........
                                                                          Filed Herewith
      (f)  Form of Franklin Templeton Variable Insurance Products Trust
           Fund Participation Agreement................................
(9)   Opinion of Counsel and Consent of Depositor......................   8
(10)  Consent of Independent Registered Public Accounting Firm.........   Filed Herewith
(11)  Financial Statements Omitted from Item 23........................   Not Applicable
(12)  Initial Capitalization Agreement.................................   Not Applicable

(13)  Other
                                                                          Filed Herewith
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Owner Control with First
           SunAmerica Life Insurance Company, the Depositor of
           Registrant..................................................
                                                                          Filed Herewith
      (b)  Power of Attorney -- First SunAmerica Life Insurance Company
           Directors...................................................
                                                                          3
      (c)  Support Agreement of American International Group, Inc. ....


---------------


1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998, Accession No. 0000950148-98-000132.



2 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No.
  20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002, Accession No. 0000950148-02-002786.



3 Incorporated by reference to Form N-4, Initial Registration Statement to File
  Nos. 333-128124 and 811-08810, filed September 6, 2005, Accession No. 0000950129-05-008996.


4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-128124 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004634.

5 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  5, File Nos. 333-128124 and 811-08810, filed on November 22, 2006, Accession No. 0000950124-06-007096.

6 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
  8, File Nos. 333-128124 and 811-08810, filed on April 30, 2007, Accession No. 0000950124-07-002507.

7 Incorporated by reference to Initial Registration Statement to File Nos.
  333-146434 and 811-08810, filed on October 1, 2007, Accession No. 0000950148-07-000246.


8 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  2, File Nos. 333-146434 and 811-08810, filed on January 31, 2008, Accession No. 0000950148-08-000018.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                         POSITION
----                                                                         --------
Jay S. Wintrob.......................................  Director, Chief Executive Officer and President
Michael J. Akers(2)..................................  Director and Senior Vice President
N. Scott Gillis(1)...................................  Director, Senior Vice President and Chief Financial
                                                       Officer
Jana W. Greer(1).....................................  Director and Executive Vice President
Bruce R. Abrams(2)...................................  Director and Executive Vice President
Christine A. Nixon...................................  Director, Senior Vice President and Secretary
M. Bernard Aidinoff(5)...............................  Director
Patrick J. Foley(6)..................................  Director
Cecil C. Gamwell III(7)..............................  Director
Jack R. Harnes(8)....................................  Director
David L. Herzog(3)...................................  Director
John I. Howell(9)....................................  Director
Christopher J. Swift(3)..............................  Director
Stewart R. Polakov(1)................................  Senior Vice President and Controller
Edwin R. Raquel(1)...................................  Senior Vice President and Chief Actuary
Mallary L. Reznik....................................  Senior Vice President and General Counsel
Timothy W. Still(1)..................................  Senior Vice President
Gavin D. Friedman....................................  Vice President and Deputy General Counsel
William T. Devanney, Jr..............................  Vice President
Roger E. Hahn(4).....................................  Vice President
Tracey E. Harris(2)..................................  Vice President
Rodney A. Haviland(1)................................  Vice President
Sharla A. Jackson(10)................................  Vice President
Frank J. Julian(1)...................................  Vice President and Chief Compliance Officer
Michelle H. Powers(2)................................  Vice President
Stephen J. Stone(1)..................................  Vice President
Monica F. Suryapranata(1)............................  Vice President and Variable Annuity Product
                                                       Controller
Edward T. Texeria(1).................................  Vice President
Virginia N. Puzon....................................  Assistant Secretary

---------------

 (1) 21650 Oxnard Street, Woodland Hills, CA 91367

 (2) 2929 Allen Parkway, Houston, TX 77019

 (3) 70 Pine Street, New York, NY 10270

 (4) 2727 Allen Parkway, Houston, TX 77019

 (5) Sullivan & Cromwell, 125 Broad Street, New York, NY 10004

 (6) 130 Water Street, New York, NY 10005

 (7) 419 West Beach Road, Charlestown, RI 02813

 (8) 64 South Quaker Hill Road, Pawling, NY 12564

 (9) 148 Wellington Lane, Springfield Center, NY 13468

(10) 205 East 10th Street, Amarillo, TX 79101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of First SunAmerica Life Insurance Company (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-08-002280, filed February 28, 2008.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 15, 2008, the number of Polaris II A-Class Platinum Series contracts funded by FS Variable Separate Account was 21 of which 11 were qualified and 10 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                                     POSITION
------------------                                                     --------
Peter A. Harbeck.................................  Director
James T. Nichols.................................  Director, President & Chief Executive Officer
William J. Kuzmich(1)............................  Director
Debbie Potash-Turner.............................  Senior Vice President & Chief Financial Officer
Frank Curran.....................................  Controller
Joseph D. Neary..................................  Chief Compliance Officer
John T. Genoy....................................  Vice President
Mallary L. Reznik(2).............................  Vice President
Kathleen S. Stevens..............................  Manager, Compliance
Christine A. Nixon(2)............................  Secretary
Virginia N. Puzon(2).............................  Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


(1) Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367.



(2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.


(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 1 and Amendment No. 3 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 25th day of April, 2008.

                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By: FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

                                       By: FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY
                                       (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                           TITLE                              DATE
                    ---------                                           -----                              ----

JAY S. WINTROB*                                         Chief Executive Officer, President &          April 25, 2008
------------------------------------------------                      Director
JAY S. WINTROB                                              (Principal Executive Officer)

BRUCE R. ABRAMS*                                                      Director                        April 25, 2008
------------------------------------------------
BRUCE R. ABRAMS

M. BERNARD AIDINOFF*                                                  Director                        April 25, 2008
------------------------------------------------
M. BERNARD AIDINOFF

MICHAEL J. AKERS*                                                     Director                        April 25, 2008
------------------------------------------------
MICHAEL J. AKERS

PATRICK J. FOLEY*                                                     Director                        April 25, 2008
------------------------------------------------
PATRICK J. FOLEY

CECIL C. GAMWELL III*                                                 Director                        April 25, 2008
------------------------------------------------
CECIL C. GAMWELL III

                    SIGNATURE                                           TITLE                              DATE
                    ---------                                           -----                              ----


N. SCOTT GILLIS*                                       Senior Vice President, Chief Financial         April 25, 2008
------------------------------------------------       Officer & Director (Principal Financial
N. SCOTT GILLIS                                                       Officer)

JANA W. GREER*                                                        Director                        April 25, 2008
------------------------------------------------
JANA W. GREER

JACK R. HARNES*                                                       Director                        April 25, 2008
------------------------------------------------
JACK R. HARNES

DAVID L. HERZOG*                                                      Director                        April 25, 2008
------------------------------------------------
DAVID L. HERZOG

JOHN I. HOWELL*                                                       Director                        April 25, 2008
------------------------------------------------
JOHN I. HOWELL

CHRISTINE A. NIXON*                                                   Director                        April 25, 2008
------------------------------------------------
CHRISTINE A. NIXON

CHRISTOPHER J. SWIFT*                                                 Director                        April 25, 2008
------------------------------------------------
CHRISTOPHER J. SWIFT

STEWART R. POLAKOV*                                     Senior Vice President and Controller          April 25, 2008
------------------------------------------------           (Principal Accounting Officer)
STEWART R. POLAKOV

/s/ MANDA GHAFERI                                                 Attorney-in-Fact                    April 25, 2008
------------------------------------------------
*MANDA GHAFERI

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
 (4)(j)        Form of Optional Guaranteed Living Benefit Endorsement
 (8)(f)        Form of Franklin Templeton Variable Insurance Products Trust
               Fund Participation Agreement
(10)           Consent of Independent Registered Public Accounting Firm
(13)(a)        Diagram and Listing of All Persons Directly or Indirectly
               Controlled By or Under Common Owner Control with First
               SunAmerica Life Insurance Company, the Depositor of
               Registrant
(13)(b)        Power of Attorney -- First SunAmerica Life Insurance Company
               Directors